UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2012 – June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

THE HARTFORD

Hartford Series Fund, Inc.

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Series Fund, Inc.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent product information including the applicable sales, administrative and other charges.

American Funds Asset Allocation HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC) Investment Goal: Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Asset Allocation HLS Fund IB	7.72%	3.38%	2.37%
Barclays U.S. Aggregate Index	2.37%	7.47%	6.22%
Citigroup Broad Investment-Grade Bond Index	2.33%	7.51%	6.31%
S&P 500 Index	9.48%	5.43%	1.84%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Barclays U.S. Aggregate Index (formerly know as Barclays Capital U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Citigroup Broad Investment-Grade Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Asset Allocation HLS Fund returned 7.72% for the six-month period ended June 30, 2012, versus the returns of 9.48% for the S&P 500 Index, 2.33% for the Citigroup Broad Investment-Grade Bond Index and 2.37% for the Barclays U.S. Aggregate Index. The Fund outperformed the 6.19% average return of the Lipper Mixed Asset Target Allocation Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Asset Allocation HLS Fund is directly related to the performance of the American Funds Insurance Series – Asset Allocation Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Asset Allocation Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Asset Allocation HLS Fund’s financial statements.

2

American Funds Blue Chip Income and Growth HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks to produce income exceeding theaverage yield of U.S. stocks generally (as represented by the average yield on the S&P Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

 Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Blue Chip Income and Growth HLS Fund IB	8.32%	3.39%	0.69%
S&P 500 Index	9.48%	5.43%	1.84%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Blue Chip Income and Growth HLS Fund returned 8.32% for the six-month period ended June 30, 2012, versus the return of 9.48% for the S&P 500 Index. The Fund outperformed the 7.71% average return of the Lipper Large Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Blue Chip Income and Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Blue Chip Income and Growth HLS Fund’s financial statements.

3

American Funds Bond HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks to maximize current income and preservation of capital.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Bond HLS Fund IB	2.89%	6.36%	3.73%
Barclays U.S. Aggregate Index	2.37%	7.47%	6.22%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Barclays U.S. Aggregate Index (formerly know as Barclays Capital U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Bond HLS Fund returned 2.89% for the six-month period ended June 30, 2012, versus the return of 2.37% for the Barclays U.S. Aggregate Index. The Fund underperformed the 3.88% average return of the Lipper Corporate Debt Funds BBB-Rated VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Bond HLS Fund’s financial statements.

4

American Funds Global Bond HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks a high level of total return over the long term.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Global Bond HLS Fund IB	2.71%	2.81%	4.68%
Barclays Global Aggregate Index	4.11%	5.37%	5.37%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Barclays Global Aggregate Index (formerly know as Barclays Capital Aggregate Index) represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Bond HLS Fund returned 2.71% for the six-month period ended June 30, 2012, versus the return of 4.11% for the Barclays Global Aggregate Index. The Fund underperformed the 3.73% average return of the Lipper Global Income Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Bond HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Bond Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Bond Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Bond HLS Fund’s financial statements.

5

American Funds Global Growth and Income HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital over time and current income.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Global Growth and Income HLS Fund IB	5.58%	-2.80%	-1.44%
MSCI All Country World Index	6.01%	-5.96%	-2.05%
MSCI World Index	6.29%	-4.41%	-1.91%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Growth and Income HLS Fund returned 5.58% for the six-month period ended June 30, 2012, versus the return of 6.01% for the MSCI All Country World Index and 6.29% for the MSCI World Index. The Fund underperformed the 6.34% average return of the Lipper Global Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth and Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth and Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth and Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth and Income HLS Fund’s financial statements.

6

American Funds Global Growth HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks long-term growth of capital.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Global Growth HLS Fund IB	8.77%	-5.87%	-0.02%
MSCI All Country World Index	6.01%	-5.96%	-2.05%
MSCI World Index	6.29%	-4.41%	-1.91%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Growth HLS Fund returned 8.77% for the six-month period ended June 30, 2012, versus the return of 6.01% for the MSCI All Country World Index and 6.29% for the MSCI World Index. The Fund outperformed the 6.23% average return of the Lipper Global Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Growth HLS Fund’s financial statements.

7

American Funds Global Small Capitalization HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital over time.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Global Small Capitalization HLS Fund IB	6.08%	-14.83%	-3.68%
MSCI All Country World Small Cap Index	6.69%	-9.27%	1.88%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Global Small Capitalization HLS Fund returned 6.08% for the six-month period ended June 30, 2012, versus the return of 6.69% for the MSCI All Country World Small Cap Index. The Fund underperformed the 6.34% average return of the Lipper Global Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Global Small Capitalization HLS Fund is directly related to the performance of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Global Small Capitalization Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Global Small Capitalization HLS Fund’s financial statements.

8

American Funds Growth HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks growth of capital.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Growth HLS Fund IB	8.04%	-2.58%	-0.05%
S&P 500 Index	9.48%	5.43%	1.84%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Growth HLS Fund returned 8.04% for the six-month period ended June 30, 2012, versus the return of 9.48% for the S&P 500 Index. The Fund underperformed the 10.17% average return of the Lipper Large Cap Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth HLS Fund’s financial statements.

9

American Funds Growth-Income HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks long-term growth of capital and income over time.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds Growth-Income HLS Fund IB	8.30%	1.60%	0.05%
S&P 500 Index	9.48%	5.43%	1.84%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds Growth-Income HLS Fund returned 8.30% for the six-month period ended June 30, 2012, versus the return of 9.48% for the S&P 500 Index. The Fund outperformed the 7.71% average return of the Lipper Large Cap Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds Growth-Income HLS Fund is directly related to the performance of the American Funds Insurance Series – Growth-Income Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – Growth-Income Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds Growth-Income HLS Fund’s financial statements.

10

American Funds International HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks long-term growth of capital over time.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds International HLS Fund IB	4.29%	-14.21%	-4.33%
MSCI All Country World ex USA Index	3.13%	-14.15%	-5.09%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds International HLS Fund returned 4.29% for the six-month period ended June 30, 2012, versus the return of 3.13% for the MSCI All Country World ex USA Index. The Fund outperformed the 3.83% average return of the Lipper International Core Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds International HLS Fund is directly related to the performance of the American Funds Insurance Series – International Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – International Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds International HLS Fund’s financial statements.

11

American Funds New World HLS Fund inception 4/30/2008

(advised by HL Investment Advisors, LLC)

Investment Goal: Seeks long-term capital appreciation.

Performance Overview 4/30/08 - 6/30/12

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
American Funds New World HLS Fund IB	4.55%	-11.14%	-1.38%
MSCI All Country World Index	6.01%	-5.96%	-2.05%
MSCI Emerging Markets Index	4.12%	-15.67%	-2.92%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

How did the Fund perform?

The Class IB Shares of the American Funds New World HLS Fund returned 4.55% for the six-month period ended June 30, 2012, versus the returns of 6.01% for the MSCI All Country World Index and 4.12% for the MSCI Emerging Markets Index. The Fund outperformed the 4.21% average return of the Lipper Emerging Markets Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

The performance of the American Funds New World HLS Fund is directly related to the performance of the American Funds Insurance Series – New World Fund Class 1, in which the Fund invests. The financial statements of the American Funds Insurance Series – New World Fund Class 1, including the Schedule of Investments, are provided in the accompanying report and should be read in conjunction with the American Funds New World HLS Fund’s financial statements.

12

American Funds Asset Allocation HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,858	American Funds Insurance Series - Asset Allocation Fund Class 1		$67,049

	Total investment companies
	(cost $54,407)		$67,049

	Total investments
	(cost $54,407) ▲	100 .0%	$67,049
	Other assets and liabilities	–%	(13)
	Total net assets	100 .0%	$67,036

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $56,238 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,811
Unrealized Depreciation	—
Net Unrealized Appreciation	$10,811

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$67,049
Total	$67,049

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,728	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$36,314

	Total investment companies
	(cost $28,531)		$36,314

	Total investments
	(cost $28,531) ▲	100 .0%	$36,314
	Other assets and liabilities	–%	(9)
	Total net assets	100 .0%	$36,305

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $29,538 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,776
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,776

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$36,314
Total	$36,314

The accompanying notes are an integral part of these financial statements.

13

American Funds Bond HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
18,478	American Funds Insurance Series - Bond Fund Class 1		$208,435

	Total investment companies
	(cost $192,611)		$208,435

	Total investments
	(cost $192,611) ▲	100 .0%	$208,435
	Other assets and liabilities	–%	(32)
	Total net assets	100 .0%	$208,403

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $193,538 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,897
Unrealized Depreciation	—
Net Unrealized Appreciation	$14,897

╪ See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$208,435
Total	$208,435

American Funds Global Bond HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,393	American Funds Insurance Series - Global Bond Fund Class 1		$41,057

	Total investment companies
	(cost $38,983)		$41,057

	Total investments
	(cost $38,983) ▲	100 .0%	$41,057
	Other assets and liabilities	–%	(11)
	Total net assets	100 .0%	$41,046

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $39,133 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,924
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,924

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$41,057
Total	$41,057

The accompanying notes are an integral part of these financial statements.

14

American Funds Global Growth and Income HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
7,946	American Funds Insurance Series - Global Growth and Income Fund Class 1		$76,919

	Total investment companies
	(cost $58,901)		$76,919

	Total investments
	(cost $58,901) ▲	100 .0%	$76,919
	Other assets and liabilities	–%	(15)
	Total net assets	100 .0%	$76,904

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $60,786 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,133
Unrealized Depreciation	—
Net Unrealized Appreciation	$16,133

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$76,919
Total	$76,919

American Funds Global Growth HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,409	American Funds Insurance Series - Global Growth Fund Class 1		$29,794

	Total investment companies
	(cost $23,497)		$29,794

	Total investments
	(cost $23,497) ▲	100 .0%	$29,794
	Other assets and liabilities	–%	(12)
	Total net assets	100 .0%	$29,782

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $25,090 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,704
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,704

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$29,794
Total	$29,794

The accompanying notes are an integral part of these financial statements.

15

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,980	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$54,109

	Total investment companies
	(cost $46,353)		$54,109

	Total investments
	(cost $46,353) ▲	100 .0%	$54,109
	Other assets and liabilities	–%	(16)
	Total net assets	100 .0%	$54,093

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $48,766 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,343
Unrealized Depreciation	—
Net Unrealized Appreciation	$5,343

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$54,109
Total	$54,109

American Funds Growth HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,884	American Funds Insurance Series - Growth Fund Class 1		$330,841

	Total investment companies
	(cost $228,440)		$330,841

	Total investments
	(cost $228,440) ▲	100 .0%	$330,841
	Other assets and liabilities	–%	(52)
	Total net assets	100 .0%	$330,789

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $237,583 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$93,258
Unrealized Depreciation	—
Net Unrealized Appreciation	$93,258

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$330,841
Total	$330,841

The accompanying notes are an integral part of these financial statements.

16

American Funds Growth-Income HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,964	American Funds Insurance Series - Growth-Income Fund Class 1		$178,704

	Total investment companies
	(cost $134,335)		$178,704

	Total investments
	(cost $134,335) ▲	100 .0%	$178,704
	Other assets and liabilities	–%	(24)
	Total net assets	100 .0%	$178,680

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $138,085 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,619
Unrealized Depreciation	—
Net Unrealized Appreciation	$40,619

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$178,704
Total	$178,704

American Funds International HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
13,275	American Funds Insurance Series - International Fund Class 1		$210,937

	Total investment companies
	(cost $190,606)		$210,937

	Total investments
	(cost $190,606) ▲	100 .0%	$210,937
	Other assets and liabilities	–%	(39)
	Total net assets	100 .0%	$210,898

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $196,285 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,652
Unrealized Depreciation	—
Net Unrealized Appreciation	$14,652

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$210,937
Total	$210,937

The accompanying notes are an integral part of these financial statements.

17

American Funds New World HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,506	American Funds Insurance Series - New World Fund Class 1		$51,581

	Total investment companies
	(cost $44,598)		$51,581

	Total investments
	(cost $44,598) ▲	100 .0%	$51,581
	Other assets and liabilities	–%	(15)
	Total net assets	100 .0%	$51,566

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $46,661 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,920
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,920

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

At June 30, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$51,581
Total	$51,581

The accompanying notes are an integral part of these financial statements.

18

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19

Hartford Series Fund, Inc.
Statements of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Assets:
Investments in underlying funds, at market value @	$67,049	$36,314	$208,435
Receivables:
Investment securities sold	376	82	—
Fund shares sold	2	45	323
Other assets	4	2	7
Total assets	67,431	36,443	208,765
Liabilities:
Payables:
Investment securities purchased	—	—	297
Fund shares redeemed	377	126	22
Investment management fees	6	4	14
Distribution fees	2	1	7
Accrued expenses	10	7	22
Total liabilities	395	138	362
Net assets	$67,036	$36,305	$208,403
Summary of Net Assets:
Capital stock and paid-in-capital	$53,979	$27,638	$181,303
Undistributed net investment income	1,175	498	5,858
Accumulated net realized gain (loss)	(760)	386	5,418
Unrealized appreciation of investments	12,642	7,783	15,824
Net assets	$67,036	$36,305	$208,403
Shares authorized	200,000	200,000	200,000
Par value	$0.001	$0.001	$0.001
Class IB: Net asset value per share	$10.45	$9.82	$10.83
Shares outstanding	6,415	3,696	19,248
Net assets	$67,036	$36,305	$208,403
@ Cost of underlying funds	$54,407	$28,531	$192,611

The accompanying notes are an integral part of these financial statements.

20

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$41,057	$76,919	$29,794	$54,109	$330,841	$178,704	$210,937	$51,581

29	111	—	95	230	172	22	174
3	3	2	2	50	61	26	5
3	6	3	4	23	11	17	6
41,092	77,039	29,799	54,210	331,144	178,948	211,002	51,766

—	—	—	—	—	—	—	—
31	113	2	95	274	230	43	178
4	8	4	6	33	17	24	8
2	2	1	2	11	6	7	2
9	12	10	14	37	15	30	12
46	135	17	117	355	268	104	200
$41,046	$76,904	$29,782	$54,093	$330,789	$178,680	$210,898	$51,566

$35,717	$60,224	$24,243	$40,106	$233,293	$136,354	$193,906	$41,231
1,346	2,230	240	1,176	1,225	2,384	3,077	734
1,909	(3,568)	(998)	5,055	(6,130)	(4,427)	(6,416)	2,618
2,074	18,018	6,297	7,756	102,401	44,369	20,331	6,983
$41,046	$76,904	$29,782	$54,093	$330,789	$178,680	$210,898	$51,566
200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001	$0.001
$11.31	$8.85	$9.50	$8.30	$9.67	$9.54	$7.87	$9.05
3,628	8,693	3,134	6,514	34,218	18,723	26,805	5,698
$41,046	$76,904	$29,782	$54,093	$330,789	$178,680	$210,898	$51,566
$38,983	$58,901	$23,497	$46,353	$228,440	$134,335	$190,606	$44,598

The accompanying notes are an integral part of these financial statements.

21

Hartford Series Fund, Inc.

Statements of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

	American Funds Asset Allocation HLS Fund	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund
Investment Income:
Dividends from underlying funds	$331	$132	$1,039
Total investment income	331	132	1,039

Expenses:
Investment management fees	217	134	503
Distribution fees - Class IB	84	45	252
Custodian fees	—	—	—
Accounting services fees	3	2	10
Board of Directors' fees	1	—	2
Audit fees	5	5	6
Other expenses	6	4	20
Total expenses (before waivers)	316	190	793
Expense waivers	(134)	(89)	(252)
Total waivers	(134)	(89)	(252)
Total expenses, net	182	101	541
Net investment income (loss)	149	31	498

Net Realized Gain (Loss) on Investments:
Capital gain distribution received from underlying funds	—	—	—
Net realized gain (loss) on investments in underlying funds	931	1,126	1,946
Net Realized Gain (Loss) on Investments	931	1,126	1,946

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation (depreciation) of investments in underlying funds	3,900	1,689	3,337
Net Gain on Investments	4,831	2,815	5,283
Net Increase in Net Assets Resulting from Operations	$4,980	$2,846	$5,781

The accompanying notes are an integral part of these financial statements.

22

American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund

$378	$472	$17	$692	$1,024	$619	$200	$53
378	472	17	692	1,024	619	200	53

164	317	153	232	1,276	625	935	300
55	99	38	72	425	223	275	68
—	—	—	—	—	—	—	—
2	4	2	3	17	9	11	3
1	1	1	1	4	2	3	1
5	6	6	5	6	6	6	5
6	8	5	10	37	15	27	8
233	435	205	323	1,765	880	1,257	385
(110)	(218)	(115)	(159)	(850)	(402)	(660)	(231)
(110)	(218)	(115)	(159)	(850)	(402)	(660)	(231)
123	217	90	164	915	478	597	154
255	255	(73)	528	109	141	(397)	(101)

385	—	—	—	—	—	—	—
849	122	271	2,512	2,040	155	(311)	1,886
1,234	122	271	2,512	2,040	155	(311)	1,886

(312)	3,966	2,373	471	23,581	13,768	9,902	684
922	4,088	2,644	2,983	25,621	13,923	9,591	2,570
$1,177	$4,343	$2,571	$3,511	$25,730	$14,064	$9,194	$2,469

The accompanying notes are an integral part of these financial statements.

23

Hartford Series Fund, Inc.
Statements of Changes in Net Assets

(000’s Omitted)

	American Funds Asset Allocation HLS Fund		American Funds Blue Chip Income and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income (loss)	$149	$1,027	$31	$467
Net realized gain (loss) on investments	931	68	1,126	322
Net unrealized appreciation (depreciation) of investments	3,900	(605)	1,689	(1,140)
Net increase (decrease) in net assets resulting from operations	4,980	490	2,846	(351)
Distributions to Shareholders:
From net investment income
Class IB	—	(863)	—	(8)
From net realized gain on investments
Class IB	—	(5)	—	—
Total distributions	—	(868)	—	(8)
Capital Share Transactions:
Class IB
Sold	5,799	13,867	6,091	5,896
Issued on reinvestment of distributions	—	868	—	8
Redeemed	(8,099)	(8,327)	(5,057)	(7,150)
Net increase (decrease) from capital share transactions	(2,300)	6,408	1,034	(1,246)
Net increase (decrease) in net assets	2,680	6,030	3,880	(1,605)
Net Assets:
Beginning of period	64,356	58,326	32,425	34,030
End of period	$67,036	$64,356	$36,305	$32,425
Undistributed (distribution in excess of) net investment income	$1,175	$1,026	$498	$467
Shares:
Class IB
Sold	564	1,409	638	650
Issued on reinvestment of distributions	—	94	—	1
Redeemed	(783)	(857)	(518)	(782)
Total share activity	(219)	646	120	(131)

The accompanying notes are an integral part of these financial statements.

24

American Funds Bond HLS Fund		American Funds Global Bond HLS Fund		American Funds Global Growth and Income HLS Fund		American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

$498	$5,360	$255	$1,075	$255	$1,975	$(73)	$313
1,946	4,436	1,234	1,051	122	(365)	271	309
3,337	2,021	(312)	(542)	3,966	(6,146)	2,373	(3,627)
5,781	11,817	1,177	1,584	4,343	(4,536)	2,571	(3,005)

—	(5,572)	—	(962)	—	(1,921)	—	(363)

—	(62)	—	(316)	—	—	—	—
—	(5,634)	—	(1,278)	—	(1,921)	—	(363)

20,310	34,811	1,897	13,479	2,019	4,913	1,157	4,927
—	5,634	—	1,278	—	1,921	—	363
(15,891)	(54,785)	(6,380)	(9,365)	(8,097)	(12,992)	(3,265)	(6,848)
4,419	(14,340)	(4,483)	5,392	(6,078)	(6,158)	(2,108)	(1,558)
10,200	(8,157)	(3,306)	5,698	(1,735)	(12,615)	463	(4,926)

198,203	206,360	44,352	38,654	78,639	91,254	29,319	34,245
$208,403	$198,203	$41,046	$44,352	$76,904	$78,639	$29,782	$29,319

$5,858	$5,360	$1,346	$1,091	$2,230	$1,975	$240	$313

1,897	3,348	169	1,191	229	547	122	508
—	541	—	113	—	234	—	42
(1,484)	(5,267)	(567)	(839)	(921)	(1,473)	(344)	(710)
413	(1,378)	(398)	465	(692)	(692)	(222)	(160)

The accompanying notes are an integral part of these financial statements.

25

Hartford Series Fund, Inc.
Statements of Changes in Net Assets – (continued)

(000’s Omitted)

	American Funds Global Small Capitalization HLS Fund		American Funds Growth HLS Fund
	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income (loss)	$528	$649	$109	$1,116
Net realized gain (loss) on investments	2,512	4,956	2,040	1,657
Net unrealized appreciation (depreciation) of investments	471	(18,721)	23,581	(16,989)
Net increase (decrease) in net assets resulting from operations	3,511	(13,116)	25,730	(14,216)
Distributions to Shareholders:
From net investment income
Class IB	—	(866)	—	(10)
From net realized gain on investments
Class IB	—	(360)	—	—
Total distributions	—	(1,226)	—	(10)
Capital Share Transactions:
Class IB
Sold	1,419	9,505	16,433	32,641
Issued on reinvestment of distributions	—	1,226	—	10
Redeemed	(6,495)	(15,730)	(29,342)	(56,619)
Net increase (decrease) from capital share transactions	(5,076)	(4,999)	(12,909)	(23,968)
Net increase (decrease) in net assets	(1,565)	(19,341)	12,821	(38,194)
Net Assets:
Beginning of period	55,658	74,999	317,968	356,162
End of period	$54,093	$55,658	$330,789	$317,968
Undistributed (distribution in excess of) net investment income	$1,176	$648	$1,225	$1,116
Shares:
Class IB
Sold	168	1,071	1,679	3,537
Issued on reinvestment of distributions	—	147	—	1
Redeemed	(764)	(1,667)	(2,996)	(5,986)
Total share activity	(596)	(449)	(1,317)	(2,448)

The accompanying notes are an integral part of these financial statements.

26

American Funds Growth-Income HLS Fund		American Funds International HLS Fund		American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

$141	$2,243	$(397)	$3,474	$(101)	$836
155	(381)	(311)	(625)	1,886	3,019
13,768	(5,655)	9,902	(35,372)	684	(13,070)
14,064	(3,793)	9,194	(32,523)	2,469	(9,215)

—	(2)	—	(3,792)	—	(797)

—	—	—	—	—	—
—	(2)	—	(3,792)	—	(797)

12,470	15,378	8,155	35,399	2,783	9,630
—	2	—	3,792	—	797
(17,913)	(27,362)	(14,850)	(30,179)	(6,255)	(20,103)
(5,443)	(11,982)	(6,695)	9,012	(3,472)	(9,676)
8,621	(15,777)	2,499	(27,303)	(1,003)	(19,688)

170,059	185,836	208,399	235,702	52,569	72,257
$178,680	$170,059	$210,898	$208,399	$51,566	$52,569

$2,384	$2,243	$3,077	$3,474	$734	$835

1,326	1,719	1,025	4,305	301	982
—	—	—	488	—	88
(1,901)	(3,063)	(1,843)	(3,471)	(676)	(2,055)
(575)	(1,344)	(818)	1,322	(375)	(985)

The accompanying notes are an integral part of these financial statements.

27

Hartford Series Fund, Inc.
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end management investment company comprised of thirty portfolios, eleven portfolios of which are included in these financial statements (each a “Fund” or together the “Funds”). These eleven portfolios of the Company are American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a diversified open-end management investment company, except for American Funds Global Bond HLS Fund, which is non-diversified.

Each Fund operates in the manner of a fund of funds, investing in shares of underlying mutual funds (the “Underlying Funds”). Each Underlying Fund is offered by American Funds Insurance Series, and is a registered open-end investment company. The Funds and their related Underlying Funds are listed below:

Fund	Underlying Fund
American Funds Asset Allocation HLS Fund	Asset Allocation Fund Class 1
American Funds Blue Chip Income and Growth HLS Fund	Blue Chip Income and Growth Fund Class 1
American Funds Bond HLS Fund	Bond Fund Class 1
American Funds Global Bond HLS Fund	Global Bond Fund Class 1
American Funds Global Growth and Income HLS Fund	Global Growth and Income Fund Class 1
American Funds Global Growth HLS Fund	Global Growth Fund Class 1
American Funds Global Small Capitalization HLS Fund	Global Small Capitalization Fund Class 1
American Funds Growth HLS Fund	Growth Fund Class 1
American Funds Growth-Income HLS Fund	Growth-Income Fund Class 1
American Funds International HLS Fund	International Fund Class 1
American Funds New World HLS Fund	New World Fund Class 1

The Underlying Funds’ accounting policies are outlined in the Underlying Funds’ shareholder report, which accompanies this report.

Class IB shares of the Funds are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution fees charged pursuant to a Distribution and Service Plan. The Distribution and Service Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act.

28

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds in the preparation of their financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Funds’ shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation – Investments in the Underlying Funds are valued at the respective NAV of each Underlying Fund as determined as of the NYSE Close on Valuation Date. Valuation of investments held by the Underlying Funds is discussed in Notes to Financial Statements of the Underlying Funds, which are included in the Underlying Funds’ shareholder report, accompanying this report.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation.

Valuation levels are not necessarily indicative of the risk associated with investing in such securities. Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2012, the Funds held no Level 3 securities, therefore no reconciliations of Level 3 securities are presented.

For additional information, refer to the investment valuation hierarchy level summary which follows the Schedule of Investments for each Fund.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

29

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date.

d)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Funds’ shares are executed in accordance with the investment instructions of the contract holders. The NAV of each Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined for each Fund by dividing the Fund’s net assets by the number of shares outstanding. Orders for the purchase of a Fund’s shares received by an insurance company prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Funds The policy of the all Funds is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds’ capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Principal Risks:

a)	Market Risks – The Fund’s are exposed to the risks of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to each Underlying Fund. The market values of the Underlying Funds may decline due to general market conditions which are not specifically related to a particular fund, such as real or perceived adverse economic conditions or adverse investor sentiment generally.

4.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Funds intend to continue to qualify as Regulated Investment Companies (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of RIC. The Funds have distributed substantially all of their income and capital gains in the prior year and each Fund intends to distribute substantially all of its income and gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income (loss) or net realized gains (losses) were recorded by a Fund.

30

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Funds for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011			For the Year Ended December 31, 2010
	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital	Ordinary Income	Long- Term Capital Gains(a)	Tax return of capital
American Funds Asset Allocation HLS Fund	$863	$5	$—	$881	$—	$—
American Funds Blue Chip Income and Growth HLS Fund	8	—	—	871	—	—
American Funds Bond HLS Fund	5,572	62	—	4,625	—	—
American Funds Global Bond HLS Fund	962	316	—	405	31	—
American Funds Global Growth and Income HLS Fund	1,921	—	—	1,600	—	—
American Funds Global Growth HLS Fund	363	—	—	286	—	—
American Funds Global Small Capitalization HLS Fund	866	360	—	10	—	—
American Funds Growth HLS Fund	10	—	—	1,529	—	—
American Funds Growth-Income HLS Fund	2	—	—	2,183	—	—
American Funds International HLS Fund	3,792	—	—	2,100	715	—
American Funds New World HLS Fund	797	—	—	584	—	—

(a)	The Funds designate these distributions as long-term capital dividends per IRC code Sec. 852(b) (3) (C).

As of December 31, 2011, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Total Accumulated Earnings (Deficit)
American Funds Asset Allocation HLS Fund	$1,026	$140	$–	$6,911	$8,077
American Funds Blue Chip Income and Growth HLS Fund	467	267	–	5,087	5,821
American Funds Bond HLS Fund	5,360	4,399	–	11,560	21,319
American Funds Global Bond HLS Fund	1,091	825	–	2,236	4,152
American Funds Global Growth and Income HLS Fund	1,975	–	(1,805)	12,167	12,337
American Funds Global Growth HLS Fund	313	324	–	2,331	2,968
American Funds Global Small Capitalization HLS Fund	648	4,956	–	4,872	10,476
American Funds Growth HLS Fund	1,116	973	–	69,677	71,766
American Funds Growth-Income HLS Fund	2,243	–	(832)	26,851	28,262
American Funds International HLS Fund	3,474	–	(426)	4,750	7,798
American Funds New World HLS Fund	835	2,795	–	4,236	7,866

@	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses.

d)	Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of a Fund’s distributable income may be shown in the accompanying Statement of

31

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets and Liabilities as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

	Net Investment Income	Net Realized Gain (Loss)	Paid-in- Capital
American Funds Global Bond HLS Fund	$16	$(16)	$–

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Funds had capital loss carryforwards for U.S. federal income tax purposes as follows:

Capital loss carryforwards with expiration:

	2012	2013	2014	2015	2016	2017	2018	Total
American Funds Global Growth and Income HLS Fund	$—	$—	$—	$—	$—	$—	$1,457	$1,457
American Funds Growth-Income HLS Fund	—	—	—	—	—	—	701	701
American Funds International HLS Fund	—	—	—	—	—	—	332	332

Capital loss carryforwards without expiration:

	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryfowards	Total
American Funds Global Growth and Income HLS Fund	$—	$348	$348
American Funds Growth-Income HLS Fund	—	131	131
American Funds International HLS Fund	—	94	94

During the year ended December 31, 2011, the following Funds utilized prior year capital loss carryforwards:

Amount
American Funds Blue Chip Income and Growth HLS Fund	$45
American Funds Global Growth HLS Fund	20
American Funds Growth HLS Fund	848
American Funds New World HLS Fund	209

f)	Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Funds do not have an examination in progress.

32

The Funds have reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules have no effect on the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end December 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

5.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for each Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Funds.

The schedule below reflects the rates of compensation as a percentage of each Fund’s average daily net assets paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2012. The rates are accrued daily and paid monthly:

Fund	Annual Rate*
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*	HL Advisors has entered into an agreement under which it will waive a portion of its investment management fee with respect to each Fund for as long as that Fund is invested in its corresponding Underlying Fund. The net investment management fee under the agreement with HL Advisors, after giving effect to the waiver, is 0.25% of the average daily net assets for each Fund.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Funds, HLIC provides accounting services to the Funds and receives monthly compensation of 0.01% of each Fund’s average daily net assets. These fees are accrued daily and paid monthly.

c)	Other Related Party Transactions – Certain officers of the Funds are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Funds’ chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Funds was in the amount of $1. These fees are accrued daily and paid monthly.

d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund.

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and

33

Hartford Series Fund, Inc.
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

6.	Investment Transactions:

For the six-month period ended June 30, 2012, aggregate purchases and sales of investments in underlying funds (excluding short-term investments) were as follows:

	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
American Funds Asset Allocation HLS Fund	$4,498	$6,654
American Funds Blue Chip Income and Growth HLS Fund	4,729	3,669
American Funds Bond HLS Fund	17,533	12,618
American Funds Global Bond HLS Fund	1,593	5,440
American Funds Global Growth and Income HLS Fund	1,170	6,997
American Funds Global Growth HLS Fund	507	2,689
American Funds Global Small Capitalization HLS Fund	1,198	5,748
American Funds Growth HLS Fund	5,599	18,396
American Funds Growth-Income HLS Fund	6,588	11,896
American Funds International HLS Fund	3,577	10,666
American Funds New World HLS Fund	1,574	5,149

7.	Line of Credit:

The Funds, along with several other Hartford funds, participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Funds did not have any borrowings under this facility.

8.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

34

Hartford Series Fund, Inc.
Financial Highlights

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

American Funds Asset Allocation HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	$9.70	$0.03	$0.72	$0.75	$–	$–	$–	$0.75	$10.45	7.72	%(D)	$67,036	0.95	%(E)	0.55	%(E)	0.45	%(E)	7%
For the Year Ended December 31, 2011
IB	9.74	0.14	(0.05)	0.09	(0.13)	–	(0.13)	(0.04)	9.70	1.02		64,356	0.95		0.55		1.61		9
For the Year Ended December 31, 2010
IB	8.85	0.14	0.91	1.05	(0.16)	–	(0.16)	0.89	9.74	12.13		58,326	0.95		0.55		1.73		11
For the Year Ended December 31, 2009(F)
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)	(0.17)	1.54	8.85	23.59		48,568	0.95		0.55		2.33		8
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.19	(2.88)	(2.69)	–	–	–	(2.69)	7.31	(26.88	)(D)	26,312	0.99	(E)	0.59	(E)	8.02	(E)	–

American Funds Blue Chip Income and Growth HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	9.07	–	0.75	0.75	–	–	–	0.75	9.82	8.32	(D)	36,305	1.07	(E)	0.57	(E)	0.17	(E)	10
For the Year Ended December 31, 2011
IB	9.18	0.13	(0.24)	(0.11)	–	–	–	(0.11)	9.07	(1.19)		32,425	1.07		0.57		1.44		14
For the Year Ended December 31, 2010
IB	8.44	0.12	0.86	0.98	(0.24)	–	(0.24)	0.74	9.18	11.98		34,030	1.07		0.57		1.48		11
For the Year Ended December 31, 2009(F)
IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)	(0.13)	1.70	8.44	27.46		29,030	1.07		0.57		2.06		6
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.14	(3.40)	(3.26)	–	–	–	(3.26)	6.74	(32.64	)(D)	13,182	1.17	(E)	0.67	(E)	6.79	(E)	3

American Funds Bond HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	10.52	0.02	0.29	0.31	–	–	–	0.31	10.83	2.89	(D)	208,403	0.79	(E)	0.54	(E)	0.49	(E)	6
For the Year Ended December 31, 2011
IB	10.21	0.29	0.30	0.59	(0.28)	–	(0.28)	0.31	10.52	5.84		198,203	0.79		0.54		2.57		15
For the Year Ended December 31, 2010
IB	9.84	0.26	0.35	0.61	(0.24)	–	(0.24)	0.37	10.21	6.15		206,360	0.80		0.55		2.75		13
For the Year Ended December 31, 2009(F)
IB	8.98	0.35	0.74	1.09	(0.23)	–	(0.23)	0.86	9.84	12.23		181,550	0.78		0.53		3.75		2
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.44	(1.46)	(1.02)	–	–	–	(1.02)	8.98	(10.21	)(D)	67,597	0.80	(E)	0.55	(E)	16.32	(E)	5

American Funds Global Bond HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	11.02	0.10	0.19	0.29	–	–	–	0.29	11.31	2.71	(D)	41,046	1.06	(E)	0.56	(E)	1.16	(E)	4
For the Year Ended December 31, 2011
IB	10.86	0.23	0.24	0.47	(0.23)	(0.08)	(0.31)	0.16	11.02	4.28		44,352	1.06		0.56		2.56		16
For the Year Ended December 31, 2010
IB	10.47	0.27	0.24	0.51	(0.11)	(0.01)	(0.12)	0.39	10.86	4.85		38,654	1.07		0.57		2.49		17
For the Year Ended December 31, 2009(F)
IB	9.85	0.13	0.79	0.92	(0.30)	–	(0.30)	0.62	10.47	9.43		38,533	1.06		0.56		1.29		5
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.42	(0.57)	(0.15)	–	–	–	(0.15)	9.85	(1.51	)(D)	22,386	1.10	(E)	0.60	(E)	13.11	(E)	42

35

Hartford Series Fund, Inc.
Financial Highlights – (continued)

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

American Funds Global Growth and Income HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	$8.38	$0.05	$0.42	$0.47	$–	$–	$–	$0.47	$8.85	5.58	%(D)	$76,904	1.10	%(E)	0.55	%(E)	0.64	%(E)	1%
For the Year Ended December 31, 2011
IB	9.06	0.22	(0.70)	(0.48)	(0.20)	–	(0.20)	(0.68)	8.38	(5.19)		78,639	1.09		0.54		2.30		5
For the Year Ended December 31, 2010
IB	8.30	0.20	0.72	0.92	(0.16)	–	(0.16)	0.76	9.06	11.41		91,254	1.10		0.55		2.25		8
For the Year Ended December 31, 2009(F)
IB	6.06	0.16	2.21	2.37	(0.13)	–	(0.13)	2.24	8.30	39.37		88,762	1.09		0.54		2.39		3
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.17	(4.11)	(3.94)	–	–	–	(3.94)	6.06	(39.43	)(D)	44,065	1.11	(E)	0.56	(E)	8.24	(E)	–

American Funds Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	8.74	(0.02)	0.78	0.76	–	–	–	0.76	9.50	8.77	(D)	29,782	1.34	(E)	0.59	(E)	(0.48	)(E)	2
For the Year Ended December 31, 2011
IB	9.74	0.10	(0.99)	(0.89)	(0.11)	–	(0.11)	(1.00)	8.74	(9.18)		29,319	1.32		0.57		0.95		11
For the Year Ended December 31, 2010
IB	8.83	0.10	0.89	0.99	(0.08)	–	(0.08)	0.91	9.74	11.41		34,245	1.32		0.57		1.17		11
For the Year Ended December 31, 2009(F)
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)	(0.23)	2.43	8.83	41.78		30,457	1.32		0.57		1.24		12
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.15	(3.75)	(3.60)	–	–	–	(3.60)	6.40	(35.95	)(D)	15,490	1.37	(E)	0.62	(E)	5.68	(E)	–

American Funds Global Small Capitalization HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	7.83	0.09	0.38	0.47	–	–	–	0.47	8.30	6.08	(D)	54,093	1.12	(E)	0.57	(E)	1.82	(E)	2
For the Year Ended December 31, 2011
IB	9.92	0.10	(2.01)	(1.91)	(0.13)	(0.05)	(0.18)	(2.09)	7.83	(19.40)		55,658	1.11		0.56		0.98		11
For the Year Ended December 31, 2010
IB	8.13	0.11	1.68	1.79	–	–	–	1.79	9.92	22.06		74,999	1.12		0.57		1.35		16
For the Year Ended December 31, 2009(F)
IB	5.10	–	3.08	3.08	–	(0.05)	(0.05)	3.03	8.13	60.77		61,519	1.10		0.55		0.02		10
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	(0.01)	(4.89)	(4.90)	–	–	–	(4.90)	5.10	(49.04	)(D)	19,807	1.16	(E)	0.61	(E)	(0.62	)(E)	–

American Funds Growth HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	8.95	–	0.72	0.72	–	–	–	0.72	9.67	8.04	(D)	330,789	1.04	(E)	0.54	(E)	0.06	(E)	2
For the Year Ended December 31, 2011
IB	9.38	0.03	(0.46)	(0.43)	–	–	–	(0.43)	8.95	(4.57)		317,968	1.04		0.54		0.33		5
For the Year Ended December 31, 2010
IB	7.96	0.04	1.42	1.46	(0.04)	–	(0.04)	1.42	9.38	18.36		356,162	1.05		0.55		0.43		7
For the Year Ended December 31, 2009(F)
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)	(0.10)	2.15	7.96	39.02		296,659	1.03		0.53		0.47		3
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.07	(4.18)	(4.11)	(0.08)	–	(0.08)	(4.19)	5.81	(41.18	)(D)	122,888	1.03	(E)	0.53	(E)	3.39	(E)	–

36

	─ Selected Per-Share Data(A) ─											─ Ratios and Supplemental Data ─
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

American Funds Growth-Income HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	$8.81	$0.01	$0.72	$0.73	$–	$–	$–	$0.73	$9.54	8.30	%(D)	$178,680	0.99	%(E)	0.54	%(E)	0.16	%(E)	4%
For the Year Ended December 31, 2011
IB	9.00	0.12	(0.31)	(0.19)	–	–	–	(0.19)	8.81	(2.12)		170,059	0.98		0.53		1.26		5
For the Year Ended December 31, 2010
IB	8.20	0.10	0.81	0.91	(0.11)	–	(0.11)	0.80	9.00	11.11		185,836	0.99		0.54		1.19		8
For the Year Ended December 31, 2009(F)
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)	(0.16)	1.81	8.20	30.85		168,690	0.98		0.53		1.56		1
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.13	(3.63)	(3.50)	(0.11)	–	(0.11)	(3.61)	6.39	(34.98	)(D)	74,039	0.99	(E)	0.54	(E)	5.87	(E)	–

American Funds International HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	7.54	(0.01)	0.34	0.33	–	–	–	0.33	7.87	4.29	(D)	210,898	1.14	(E)	0.54	(E)	(0.36	)(E)	2
For the Year Ended December 31, 2011
IB	8.96	0.13	(1.40)	(1.27)	(0.15)	–	(0.15)	(1.42)	7.54	(14.23)		208,399	1.14		0.54		1.52		9
For the Year Ended December 31, 2010
IB	8.50	0.13	0.44	0.57	(0.08)	(0.03)	(0.11)	0.46	8.96	6.92		235,702	1.16		0.56		1.78		7
For the Year Ended December 31, 2009(F)
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)	(0.18)	2.41	8.50	42.75		197,258	1.13		0.53		1.53		7
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.16	(4.07)	(3.91)	–	–	–	(3.91)	6.09	(39.10	)(D)	78,825	1.14	(E)	0.54	(E)	8.05	(E)	–

American Funds New World HLS Fund
For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	8.66	(0.01)	0.40	0.39	–	–	–	0.39	9.05	4.55	(D)	51,566	1.41	(E)	0.56	(E)	(0.37	)(E)	3
For the Year Ended December 31, 2011
IB	10.24	0.15	(1.60)	(1.45)	(0.13)	–	(0.13)	(1.58)	8.66	(14.23)		52,569	1.41		0.56		1.33		9
For the Year Ended December 31, 2010
IB	8.80	0.11	1.42	1.53	(0.09)	–	(0.09)	1.44	10.24	17.54		72,257	1.42		0.57		1.30		12
For the Year Ended December 31, 2009(F)
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)	(0.14)	2.80	8.80	49.14		58,578	1.40		0.55		1.44		8
From (commencement of operations) April 30, 2008 through December 31, 2008
IB	10.00	0.11	(4.11)	(4.00)	–	–	–	(4.00)	6.00	(39.97	)(D)	23,933	1.44	(E)	0.59	(E)	5.06	(E)	1

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Expense ratios do not include expenses of the underlying funds.
(D)	Not annualized.
(E)	Annualized.
(F)	Per share amounts have been calculated using average shares method.

37

Hartford Series Fund, Inc.
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Funds pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Funds. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Funds’ statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Funds pay to The Hartford a portion of the Chief Compliance Officer’s compensation, but do not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

38

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

39

Hartford Series Fund, Inc.
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Funds voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40

Hartford Series Fund, Inc.
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
American Funds Asset Allocation HLS Fund
Class IB	$1,000.00	$1,077.22	$2.84	$1,000.00	$1,022.13	$2.77	0.55%	182	366
American Funds Blue Chip Income and Growth HLS Fund
Class IB	$1,000.00	$1,083.22	$2.95	$1,000.00	$1,022.03	$2.87	0.57%	182	366
American Funds Bond HLS Fund
Class IB	$1,000.00	$1,028.93	$2.72	$1,000.00	$1,022.18	$2.72	0.54%	182	366
American Funds Global Bond HLS Fund
Class IB	$1,000.00	$1,027.06	$2.82	$1,000.00	$1,022.08	$2.82	0.56%	182	366
American Funds Global Growth and Income HLS Fund
Class IB	$1,000.00	$1,055.80	$2.81	$1,000.00	$1,022.13	$2.77	0.55%	182	366
American Funds Global Growth HLS Fund
Class IB	$1,000.00	$1,087.70	$3.06	$1,000.00	$1,021.93	$2.97	0.59%	182	366
American Funds Global Small Capitalization HLS Fund
Class IB	$1,000.00	$1,060.83	$2.92	$1,000.00	$1,022.03	$2.87	0.57%	182	366
American Funds Growth HLS Fund
Class IB	$1,000.00	$1,080.37	$2.79	$1,000.00	$1,022.18	$2.72	0.54%	182	366
American Funds Growth-Income HLS Fund
Class IB	$1,000.00	$1,082.98	$2.80	$1,000.00	$1,022.18	$2.72	0.54%	182	366
American Funds International HLS Fund
Class IB	$1,000.00	$1,042.90	$2.74	$1,000.00	$1,022.18	$2.72	0.54%	182	366
American Funds New World HLS Fund
Class IB	$1,000.00	$1,045.49	$2.85	$1,000.00	$1,022.08	$2.82	0.56%	182	366

41

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

AFHLSSAR-12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Balanced HLS Fund*

2012 Semi Annual Report
June 30, 2012

*Prior to June 29, 2012, Hartford Balanced HLS Fund was known as Hartford Advisers HLS Fund

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Balanced HLS Fund

(formerly Hartford Advisers HLS Fund)

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Balanced HLS Fund inception 03/31/1983

(formerly Hartford Advisers HLS Fund)
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Balanced IA	6.05%	4.15%	1.39%	4.86%
Balanced IB	5.92%	3.89%	1.14%	4.60%
Balanced HLS Fund Blended Index	6.71%	6.77%	3.01%	5.57%
Barclays Government/Credit Bond Index	2.65%	8.78%	6.90%	5.79%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Balanced HLS Fund Blended Index is a blended index comprised of the following indices: S&P 500 (60%), Barclays Capital U.S. Government/Credit Bond (35%) and 90 day Treasury Bill (5%).

Barclays Government/Credit Bond Index (formerly known as Barclays Capital Government/Credit Bond Index) is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Manager Discussion

June 30, 2012 (Unaudited)

Portfolio Managers
John C. Keogh	Karen H. Grimes, CFA*
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Equity Portfolio Manager

* Appointed as a Portfolio Manager for the Fund as of April 30, 2012. As of the same date, Steven T. Irons and Peter I. Higgins no longer serve as portfolio managers for the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Balanced HLS Fund returned 6.05% for the six-month period ended June 30, 2012, underperforming its blended benchmark, 60% S&P 500 Index, 35% Barclays U.S. Government/Credit, and 5% 90 day Treasury Bill, which returned 6.71% for the same period. The Fund underperformed the 6.19% return of the average fund in the Lipper Mixed-Asset Target Allocation Growth VP-UF Funds peer group, a group of funds that hold between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Why did the Fund perform this way?

U.S. equities rose at the start of the year based on improving macroeconomic data including employment data and consumer confidence. Following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. Fears surrounding European sovereign debt took center stage. Equity markets as measured by the S&P 500 returned 9.48% during the period. Telecommunication Services (+17%), Financials (+14%), and Information Technology (+13%) posted the largest gains while Energy (-2%) was the only sector to post a negative absolute (i.e. total return) performance return.

The bond market, as measured by the Barclays Government/Credit Bond Index, returned 2.65% during the period. All risk segments of the fixed income market outperformed duration-equivalent Treasuries for the period.

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the period, the equity portion of the Fund underperformed its benchmark, while the fixed income portion of the Fund outperformed its benchmark. Asset allocation contributed positively to benchmark-relative results as the Fund was generally overweight in equities and underweight in fixed income and cash relative to the benchmark.

Equity underperformance versus the benchmark was driven by security selection, which was weakest in Information Technology, Financials, and Consumer Staples. This was partially offset by stronger selection in Consumer Discretionary. Sector positioning, which is a result of bottom-up (i.e. stock by stock fundamental research) security selection, contributed positively to relative performance due to an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Information Technology and underweight exposure to Utilities.

Stocks that detracted the most from relative returns (i.e. performance of the Fund as measured against the benchmark) in the equity portion of the Fund during the period were Google (Information Technology), Western Union (Information Technology), and Hewlett-Packard (Information Technology). Google, a leading provider of online search, internet content services, and web-based software applications, saw its shares decline in the face of a potential slow down in advertising expenditure in a lower global growth environment. Shares of U.S.-based global money transfer and payments company Western Union fell after the company issued lower-than-expected earnings guidance. Shares of Hewlett-Packard, a computer and technology provider, declined after the company issued first quarter results that included declining revenues in its key commercial printing segment and near-term earnings guidance that was below analysts’ expectations in the midst of economic uncertainty in Europe. Anadarko Petroleum (Energy) also detracted from the Fund’s returns on an absolute basis.

Top contributors to relative performance of the equity portion of the Fund during the period were Harley-Davidson (Consumer Discretionary), Ingersoll-Rand (Industrials), and eBay (Information Technology). Motorcycle manufacturer Harley-Davidson saw its shares rise in the first four months of the year as it announced strong earnings which exceeded expectations. Shares of Ingersoll-Rand, a provider of industrial machinery, climate control systems and security products, surged higher after residential markets strengthened and the company beat consensus fourth quarter earnings estimates. Shares of eBay, a U.S.-based global provider of online marketplaces and payment solutions, rose after the company reported better-than-expected first quarter results due to strong growth in its marketplace segment and higher

3

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Manager Discussion – (continued)

June 30, 2012 (Unaudited)

transaction margins in the payments segment. Apple (Information Technology), Wells Fargo (Financials), and Comcast (Consumer Discretionary) also contributed positively to the Fund’s returns on an absolute basis.

The fixed income portion of the Fund outperformed its benchmark during the period. Security selection within the Investment Grade corporate bond sector was the primary driver of the outperformance. An allocation to agency mortgage-backed securities (MBS) was also modestly additive. Our duration and yield curve positioning had minimal impact on relative performance. Despite a challenging second quarter due to the escalation of the European sovereign debt crisis, investment grade corporate bonds posted strong performance for the period. Outperformance came during the first quarter, in reaction to the release of encouraging U.S. economic releases and some positive developments out of Europe. Within the sector, financials benefitted early on from the confidence-boosting Long Term Refinancing Operation in Europe which alleviated liquidity and funding concerns for European financial firms in general. The Fund’s overweight to Financials, particularly Banks, was a positive for relative performance. The Fund held an allocation to the agency MBS sector based on what we considered attractive valuations. Market expectations of additional MBS purchases by the Federal Reserve under any future quantitative easing program seemed to have helped agency MBS to outperform.

What is the outlook?

We expect global economic growth to continue, but at a subpar recovery rate and with varying degrees of recovery by region. Investor focus on potential problem areas, such as the European debt crisis and a slowdown in China, are likely to generate a moderate level of volatility, particularly in a low-growth environment.

Within the equity portion of the Fund we continue to focus our efforts on stock-by-stock fundamental research to construct a diversified large-cap core portfolio. We look for stocks of what we believe are financially sound but out-of-favor companies that provide above-average potential total returns and sell at below-average price/earnings multiples. At the end of the period, our bottom-up investment approach resulted in the largest overweight exposures in Information Technology, Health Care, and Energy. The largest underweights of the equity portion of the Fund to the S&P 500 were in Industrials, Consumer Staples, and Utilities.

Overall within the fixed income portion of the Fund, we are tactically managing the Fund’s duration around neutral and are positioned for a flattening yield curve. We continue to be positioned with an underweight to the Government sector, as we believe that there are more compelling opportunities in other sectors. We believe that corporate fundamentals remain strong, financial companies have de-levered significantly, and that communications issuers have solid balance sheets. We also maintained our overweight posture to the corporate sector at the end of the period. We also maintained our modest allocation to agency MBS.

The equity and fixed income managers will continue to work collaboratively to make decisions regarding portfolio weights in stocks, bonds, and cash. As of June 30, 2012, the Fund’s equity exposure was at 67% compared to 60% in its benchmark and at the upper end of the Fund’s 50-70% range.

4

Diversification by Industry
as of June 30, 2012
Industry (Sector)	Percentage of Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	0.5%
Banks (Financials)	4.1
Capital Goods (Industrials)	4.2
Consumer Durables & Apparel (Consumer Discretionary)	0.6
Diversified Financials (Financials)	4.6
Energy (Energy)	7.9
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	4.7
Health Care Equipment & Services (Health Care)	2.3
Insurance (Financials)	1.3
Materials (Materials)	2.2
Media (Consumer Discretionary)	3.2
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.7
Retailing (Consumer Discretionary)	3.6
Semiconductors & Semiconductor Equipment (Information Technology)	2.9
Software & Services (Information Technology)	6.3
Technology Hardware & Equipment (Information Technology)	7.0
Telecommunication Services (Services)	0.9
Transportation (Industrials)	0.6
Utilities (Utilities)	1.2
Total	66.8%
Fixed Income Securities
Air Transportation (Transportation)	0.3%
Arts, Entertainment and Recreation (Services)	0.8
Beverage and Tobacco Product Manufacturing (Consumer Staples)	0.4
Chemical Manufacturing (Basic Materials)	0.0
Computer and Electronic Product Manufacturing (Technology)	0.1
Electrical Equipment and Appliance Manufacturing (Technology)	0.2
Finance and Insurance (Finance)	6.5
Food Manufacturing (Consumer Staples)	0.4
General Obligations (General Obligations)	0.4
Health Care and Social Assistance (Health Care)	0.5
Health Care/Services (Health Care/Services)	0.1
Higher Education (Univ., Dorms, etc.) (Higher Education (Univ., Dorms, etc.))	0.1
Information (Technology)	0.4
Miscellaneous Manufacturing (Capital Goods)	0.1
Motor Vehicle and Parts Manufacturing (Consumer Cyclical)	0.2
Petroleum and Coal Products Manufacturing (Energy)	0.5
Pipeline Transportation (Utilities)	0.2
Real Estate, Rental and Leasing (Finance)	0.4
Refunded (Refunded)	0.1
Retail Trade (Consumer Cyclical)	0.3
Soap, Cleaning Compound and Toilet Manufacturing (Consumer Staples)	0.4
Tax Allocation (Tax Allocation)	0.1
Transportation (Transportation)	0.4%
Utilities (Utilities)	0.8
Total	13.7%
U.S. Government Agencies	1.3
U.S. Government Securities	15.4
Short-Term Investments	2.6
Other Assets and Liabilities	0.2
Total	100.0%

Distribution by Credit Quality
as of June 30, 2012
Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.2
Aa / AA	2.2
A	4.8
Baa / BBB	5.5
Ba / BB	0.4
Unrated	0.6
U.S. Government Agencies and Securities	16.7
Non Debt Securities and Other Short-Term Instruments	69.4
Other Assets & Liabilities	0.2
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Schedule of Investments

June 30, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 66.8%
	Automobiles & Components - 0.5%
1,846	Ford Motor Co. w/ Rights	$17,698

	Banks - 4.1%
1,088	BB&T Corp.	33,571
490	PNC Financial Services Group, Inc.	29,956
2,121	Wells Fargo & Co.	70,921
		134,448
	Capital Goods - 4.2%
424	3M Co.	37,999
334	Boeing Co.	24,809
648	Ingersoll-Rand plc	27,320
667	PACCAR, Inc.	26,132
346	Stanley Black & Decker, Inc.	22,249
		138,509
	Consumer Durables & Apparel - 0.6%
621	Mattel, Inc.	20,158

	Diversified Financials - 4.6%
211	Ameriprise Financial, Inc.	11,027
132	BlackRock, Inc.	22,416
851	Citigroup, Inc.	23,326
197	Goldman Sachs Group, Inc.	18,884
956	Invesco Ltd.	21,615
1,541	JP Morgan Chase & Co.	55,046
		152,314
	Energy - 7.9%
387	Anadarko Petroleum Corp.	25,619
578	Baker Hughes, Inc.	23,752
497	BP plc ADR	20,156
115	Chevron Corp.	12,080
1,105	Exxon Mobil Corp.	94,572
506	Noble Corp.	16,463
314	Occidental Petroleum Corp.	26,889
401	Southwestern Energy Co. ●	12,794
1,188	Statoilhydro ASA ADR	28,339
		260,664
	Food & Staples Retailing - 1.0%
663	CVS Caremark Corp.	30,987

	Food, Beverage & Tobacco - 4.7%
386	Archer Daniels Midland Co.	11,401
814	General Mills, Inc.	31,371
843	Kraft Foods, Inc.	32,557
454	PepsiCo, Inc.	32,087
267	Philip Morris International, Inc.	23,324
699	Unilever N.V. NY Shares ADR	23,305
		154,045
	Health Care Equipment & Services - 2.3%
370	Baxter International, Inc.	19,687
489	Covidien plc	26,167
511	UnitedHealth Group, Inc.	29,876
		75,730
	Insurance - 1.3%
940	Marsh & McLennan Cos., Inc.	30,296
608	Unum Group	11,622
		41,918
	Materials - 2.2%
691	Dow Chemical Co.	21,779
567	International Paper Co.	16,401
383	Mosaic Co.	20,973
353	Nucor Corp.	13,379
		72,532
	Media - 3.2%
394	CBS Corp. Class B	12,899
1,258	Comcast Corp. Class A	40,202
650	Thomson Reuters Corp.	18,484
665	Walt Disney Co.	32,238
		103,823
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
530	Agilent Technologies, Inc.	20,809
486	Amgen, Inc.	35,512
409	Celgene Corp. ●	26,235
1,180	Daiichi Sankyo Co., Ltd.	19,892
1,258	Merck & Co., Inc.	52,525
2,198	Pfizer, Inc.	50,552
145	Roche Holding AG	25,107
465	UCB S.A.	23,467
		254,099
	Retailing - 3.6%
11,702	Allstar Co. ⌂†	17,222
11,241	Buck Holdings L.P. ⌂●†	20,476
428	Kohl's Corp.	19,479
1,529	Lowe's Co., Inc.	43,496
359	Nordstrom, Inc.	17,829
		118,502
	Semiconductors & Semiconductor Equipment - 2.9%
666	Analog Devices, Inc.	25,077
1,100	Intel Corp.	29,304
1,001	Maxim Integrated Products, Inc.	25,668
462	Xilinx, Inc.	15,523
		95,572
	Software & Services - 6.3%
390	Accenture plc	23,417
458	Automatic Data Processing, Inc.	25,475
763	eBay, Inc. ●	32,033
83	Google, Inc. ●	48,088
1,120	Microsoft Corp.	34,270
2,475	Western Union Co.	41,681
		204,964
	Technology Hardware & Equipment - 7.0%
173	Apple, Inc. ●	100,857
3,029	Cisco Systems, Inc.	52,008
1,070	EMC Corp. ●	27,419
970	Hewlett-Packard Co.	19,504
527	Qualcomm, Inc.	29,360
		229,148
	Telecommunication Services - 0.9%
1,005	Vodafone Group plc ADR	28,318

	Transportation - 0.6%
225	FedEx Corp.	20,652

	Utilities - 1.2%
556	NextEra Energy, Inc.	38,258

	Total common stocks
	(cost $1,933,117)	$2,192,339

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
	Finance and Insurance - 0.1%
	CS First Boston Mortgage Securities Corp.
$421	3.94%, 05/15/2038	$428
	Goldman Sachs Mortgage Securities Corp. II
110	2.79%, 03/06/2020 ■Δ	109
	Marriott Vacation Club Owner Trust
349	5.36%, 10/20/2028 ■	354
	New Century Home Equity Loan Trust
8	0.54%, 03/25/2035 Δ	7
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	579
		1,477

	Total asset & commercial mortgage backed securities
	(cost $1,453)	$1,477

CORPORATE BONDS - 12.4%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,776	5.98%, 04/19/2022	$4,096
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	3,120
2,901	6.15%, 08/01/2022	3,302
		10,518
	Arts, Entertainment and Recreation - 0.8%
	CBS Corp.
6,860	3.38%, 03/01/2022	6,834
575	5.75%, 04/15/2020	669
	Comcast Corp.
1,740	4.65%, 07/15/2042 ☼	1,741
4,500	5.90%, 03/15/2016	5,182
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,790
	Discovery Communications, Inc.
250	4.95%, 05/15/2042	261
	News America, Inc.
1,275	4.50%, 02/15/2021	1,398
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,723
	Viacom, Inc.
835	3.88%, 12/15/2021	887
	Virgin Media Secured Finance plc
1,255	5.25%, 01/15/2021	1,390
		27,875
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
2,445	4.75%, 05/05/2021	2,773
	Anheuser-Busch InBev Worldwide, Inc.
4,200	7.75%, 01/15/2019	5,547
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,742
	Coca-Cola Co.
500	3.30%, 09/01/2021	536
	Diageo Capital plc
430	5.20%, 01/30/2013	442
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
165	3.50%, 05/01/2022	169
495	5.00%, 05/01/2042	535
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	326
		13,131
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
660	6.13%, 01/15/2041	808

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,218
	Thermo Fisher Scientific, Inc.
845	3.20%, 05/01/2015	898
		4,116
	Electrical Equipment and Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,102

	Finance and Insurance - 6.4%
	ACE INA Holdings, Inc.
700	5.88%, 06/15/2014	763
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,499
	Bank of America Corp.
200	7.38%, 05/15/2014	215
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,155
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	3,225
	Brandywine Operating Partnership
2,010	6.00%, 04/01/2016	2,146
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,479
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,928
	Citigroup, Inc.
3,000	5.85%, 08/02/2016	3,257
2,700	6.13%, 05/15/2018	3,015
1,700	6.88%, 03/05/2038	2,079
520	8.13%, 07/15/2039	694
	Credit Agricole
3,950	3.50%, 04/13/2015 ■	3,873
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	4,062
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,776
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,721
	Ford Motor Credit Co.
2,665	3.00%, 06/12/2017	2,650
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,652
5,000	5.88%, 01/14/2038	5,740
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	6,293
1,700	6.15%, 04/01/2018	1,843
2,590	6.25%, 02/01/2041	2,701
	Health Care Properties
2,030	6.00%, 01/30/2017	2,274

The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Schedule of Investments – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 12.4% - (continued)
	Finance and Insurance - 6.4% - (continued)
	HSBC Holdings plc
$4,000	6.10%, 01/14/2042	$4,899
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,176
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,613
	JP Morgan Chase & Co.
2,000	4.95%, 03/25/2020	2,205
10,375	5.13%, 09/15/2014	11,022
1,080	5.40%, 01/06/2042	1,186
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,376
1,000	6.40%, 08/28/2017	1,088
6,000	6.88%, 04/25/2018	6,714
	Morgan Stanley
6,000	5.38%, 10/15/2015	6,133
250	5.63%, 09/23/2019	248
	National City Corp.
4,250	6.88%, 05/15/2019	5,129
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	7,746
	Nordea Bank Ab
1,790	3.70%, 11/13/2014 ■	1,862
	Postal Square L.P.
13,683	8.95%, 06/15/2022	18,911
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,859
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,015
	Republic New York Capital I
500	7.75%, 11/15/2026	504
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,690
	Southern Capital Corp.
54	5.70%, 06/30/2022 ■	56
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,199
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	6,957
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,061
	UBS AG Stamford
235	5.88%, 12/20/2017	262
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,668
1,000	5.75%, 06/15/2017	1,164
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,718
		210,501
	Food Manufacturing - 0.4%
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,293
	Kraft Foods, Inc.
555	2.25%, 06/05/2017 ■	568
535	3.50%, 06/06/2022 ■	549
3,800	4.13%, 02/09/2016	4,138
605	5.00%, 06/04/2042 ■	641
285	5.38%, 02/10/2020	337
	William Wrigley Jr. Co.
3,900	3.70%, 06/30/2014 ■	4,029
		14,555
	Health Care and Social Assistance - 0.5%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,445
	CVS Caremark Corp.
7,725	6.13%, 08/15/2016	9,036
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,115
	Kaiser Permanente
326	3.50%, 04/01/2022	339
640	4.88%, 04/01/2042	705
	McKesson Corp.
475	3.25%, 03/01/2016	510
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,291
		17,441
	Information - 0.4%
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,254
	BellSouth Telecommunications
650	7.00%, 12/01/2095	789
	France Telecom S.A.
1,300	4.13%, 09/14/2021	1,360
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■	2,128
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,571
240	4.35%, 02/15/2013	246
715	4.75%, 11/01/2041	786
	Verizon Wireless Capital LLC
395	5.55%, 02/01/2014	423
		11,557
	Miscellaneous Manufacturing - 0.1%
	United Technologies Corp.
405	1.80%, 06/01/2017	414
365	3.10%, 06/01/2022	382
875	4.50%, 06/01/2042	961
		1,757
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,763

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,975
	EnCana Corp.
305	5.90%, 12/01/2017	348
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	491
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,293
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,452
		16,559

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 12.4% - (continued)
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
$5,000	6.95%, 01/15/2038	$5,913

	Real Estate, Rental and Leasing - 0.4%
	COX Communications, Inc.
7,000	5.45%, 12/15/2014	7,703
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,127
340	2.75%, 03/15/2017 ■	345
1,800	4.50%, 08/16/2021 ■	1,915
1,500	5.63%, 03/15/2042 ■	1,530
		12,620
	Retail Trade - 0.3%
	AutoZone, Inc.
1,908	3.70%, 04/15/2022	1,965
	Lowe's Co., Inc.
3,400	4.63%, 04/15/2020	3,841
	Staples, Inc.
2,525	9.75%, 01/15/2014	2,822
		8,628
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
9,690	9.36%, 01/01/2021	12,902

	Utilities - 0.8%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,365
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	295
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	10,592
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,645
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	5,031
	Wisconsin Electric Power Co.
1,960	4.25%, 12/15/2019	2,248
		26,176
	Total corporate bonds
	(cost $366,426)	$407,922

MUNICIPAL BONDS - 1.2%
	General Obligations - 0.4%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,588
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	865
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	5,041
	Oregon State GO,
6,000	4.76%, 06/30/2028	7,031
		14,525
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,536

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,405

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist,
2,870	2.61%, 03/15/2014	2,970

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,998

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	4,133
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,325
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,752
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,230
570	6.04%, 12/01/2029	731
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,545
		14,716
	Total municipal bonds
	(cost $32,793)	$40,150

U.S. GOVERNMENT AGENCIES - 1.3%
	Federal Home Loan Mortgage Corporation - 0.8%
$153	2.28%, 04/01/2029 Δ	$159
57	4.00%, 03/01/2041	60
7,907	5.00%, 07/01/2028 - 05/01/2041	8,532
17,074	5.50%, 12/01/2036 - 06/01/2041	18,579
		27,330
	Federal National Mortgage Association - 0.1%
864	4.78%, 02/01/2014	898
1,345	4.97%, 12/01/2013	1,403
242	5.00%, 02/01/2019 - 04/01/2019	262
126	5.50%, 09/01/2037	138
12	6.50%, 11/01/2013	12
1	7.00%, 02/01/2029	2
		2,715
	Government National Mortgage Association - 0.4%
3,748	6.00%, 06/15/2024 - 06/15/2035	4,253
1,202	6.50%, 03/15/2026 - 02/15/2035	1,403
5,157	7.00%, 11/15/2031 - 11/15/2033	6,143
245	7.50%, 09/16/2035	283
932	8.00%, 09/15/2026 - 02/15/2031	1,061
64	9.00%, 06/20/2016 - 06/15/2022	68
		13,211
	Total U.S. government agencies
	(cost $41,472)	$43,256

The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Schedule of Investments – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 15.4%
Other Direct Federal Obligations - 2.9%
	Federal Financing Corporation - 0.5%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○		$17,428

	Tennessee Valley Authority - 2.4%
22,300	4.38%, 06/15/2015		24,751
50,000	6.00%, 03/15/2013		52,028
			76,779
			94,207
U.S. Treasury Securities - 12.5%
	U.S. Treasury Bonds - 3.8%
4,000	3.00%, 05/15/2042		4,189
44,088	4.38%, 02/15/2038 - 11/15/2039		58,613
18,000	6.00%, 02/15/2026		26,387
25,650	6.25%, 08/15/2023		37,257
			126,446
	U.S. Treasury Notes - 8.7%
10,350	0.25%, 03/31/2014 - 04/30/2014		10,338
19,600	0.63%, 12/31/2012 - 05/31/2017		19,615
5,343	0.88%, 01/31/2017		5,389
4,800	1.00%, 09/30/2016		4,875
113,200	1.25%, 10/31/2015		116,021
3,600	1.38%, 01/15/2013 ‡		3,623
28,700	1.50%, 06/30/2016		29,731
5,000	1.75%, 05/15/2022		5,041
23,000	2.75%, 02/15/2019		25,525
18,935	3.50%, 05/15/2020		22,124
25,000	3.88%, 05/15/2018		29,268
13,000	4.25%, 08/15/2013		13,579
			285,129
			411,575
	Total U.S. government securities
	(cost $456,823)		$505,782

	Total long-term investments
	(cost $2,832,084)		$3,190,926

SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
07/02/2012 in the amount of $46,385,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $47,312)
$46,384	0.13%, 06/29/2012		$46,384
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $16,769, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $17,105)
16,769	0.15%, 06/29/2012		16,769
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $4,493, collateralized by U.S. Treasury Note 0.88%, 2016, value of $4,583)
4,493	0.20%, 06/29/2012		4,493
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $13,131, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S.
Treasury Note 0.38% - 8.75%, 2012 -
	2017, value of $13,393)
13,130	0.15%, 06/29/2012		13,130
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $5, collateralized by U.S. Treasury Note 1.00%, 2013, value of $5)
5	0.13%, 06/29/2012		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $5,917, collateralized by GNMA 4.00%, 2042, value of $6,035)
5,917	0.20%, 06/29/2012		5,917
			86,698
	Total short-term investments
	(cost $86,698)		$86,698

	Total investments
	(cost $2,918,782) ▲	99.8%	$3,277,624
	Other assets and liabilities	0.2%	5,185
	Total net assets	100.0%	$3,282,809

The accompanying notes are an integral part of these financial statements.

10

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $2,949,885 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$456,549
Unrealized Depreciation	(128,810)
Net Unrealized Appreciation	$327,739

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $37,698, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $76,164, which represents 2.3% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	11,913
06/2007	11,241	Buck Holdings L.P.	4,115

At June 30, 2012, the aggregate value of these securities was $37,698, which represents 1.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,739 at June 30, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Shorts Outstanding at June 30, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$1,300	07/15/2038	$1,412	$(1)

╪ See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

11

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Investment Valuation Hierarchy Level Summary

June 30, 2012 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,477	$–	$1,470	$7
Common Stocks ‡	2,192,339	2,086,175	68,466	37,698
Corporate Bonds	407,922	–	381,557	26,365
Municipal Bonds	40,150	–	40,150	–
U.S. Government Agencies	43,256	–	43,256	–
U.S. Government Securities	505,782	13,211	492,571	–
Short-Term Investments	86,698	–	86,698	–
Total	$3,277,624	$2,099,386	$1,114,168	$64,070
Liabilities:
Securities Sold Short	$1,412	$–	$1,412	$–
Total	$1,412	$–	$1,412	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$7	$—	$—	†	$—	$—	$—	$—	$—	$7
Common Stocks	37,276	8,997	2,942	‡	—	—	(11,517)	—	—	37,698
Corporate Bonds	7,254	(48)	425	§	(51)	—	(559)	19,344	—	26,365
Total	$44,537	$8,949	$3,367		$(51)	$—	$(12,076)	$19,344	$—	$64,070

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
    2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 rounds to zero.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $2,942.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $425.

The accompanying notes are an integral part of these financial statements.

12

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,918,782)	$3,277,624
Cash	523
Receivables:
Investment securities sold	1,414
Fund shares sold	61
Dividends and interest	12,923
Other assets	6
Total assets	3,292,551
Liabilities:
Securities sold short, at market value (proceeds $1,411)	1,412
Payables:
Investment securities purchased	6,071
Fund shares redeemed	1,800
Investment management fees	272
Distribution fees	15
Accrued expenses	172
Total liabilities	9,742
Net assets	$3,282,809
Summary of Net Assets:
Capital stock and paid-in-capital	$3,885,308
Undistributed net investment income	61,597
Accumulated net realized loss	(1,022,945)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	358,849
Net assets	$3,282,809
Shares authorized	9,500,000
Par value	$0.001
Class IA: Net asset value per share	$20.51
Shares outstanding	139,162
Net assets	$2,854,079
Class IB: Net asset value per share	$20.74
Shares outstanding	20,673
Net assets	$428,730

The accompanying notes are an integral part of these financial statements.

13

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Statement of Operations

For the Six-Month Period Ended June 30, 2012 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$26,704
Interest	19,058
Less: Foreign tax withheld	(693)
Total investment income, net	45,069

Expenses:
Investment management fees	10,482
Distribution fees - Class IB	564
Custodian fees	6
Accounting services fees	274
Board of Directors' fees	42
Audit fees	15
Other expenses	226
Total expenses (before fees paid indirectly)	11,609
Commission recapture	(32)
Total fees paid indirectly	(32)
Total expenses, net	11,577
Net investment income	33,492

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	87,060
Net realized loss on futures	(158)
Net realized gain on foreign currency contracts	2,082
Net realized gain on other foreign currency transactions	96
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	89,080

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	82,689
Net unrealized depreciation of securities sold short	(1)
Net unrealized depreciation of foreign currency contracts	(147)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(8)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	82,533
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	171,613
Net Increase in Net Assets Resulting from Operations	$205,105

The accompanying notes are an integral part of these financial statements.

14

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$33,492	$68,092
Net realized gain on investments, other financial instruments and foreign currency transactions	89,080	179,870
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	82,533	(177,718)
Net Increase In Net Assets Resulting From Operations	205,105	70,244
Distributions to Shareholders:
From net investment income
Class IA	—	(51,277)
Class IB	—	(6,578)
Total distributions	—	(57,855)
Capital Share Transactions:
Class IA
Sold	22,432	50,601
Issued on reinvestment of distributions	—	51,277
Redeemed	(305,770)	(693,355)
Total capital share transactions	(283,338)	(591,477)
Class IB
Sold	9,870	23,096
Issued on reinvestment of distributions	—	6,578
Redeemed	(63,786)	(131,780)
Total capital share transactions	(53,916)	(102,106)
Net decrease from capital share transactions	(337,254)	(693,583)
Net Decrease In Net Assets	(132,149)	(681,194)
Net Assets:
Beginning of period	3,414,958	4,096,152
End of period	$3,282,809	$3,414,958
Undistributed (distribution in excess of)
net investment income	$61,597	$28,105
Shares:
Class IA
Sold	1,096	2,583
Issued on reinvestment of distributions	—	2,706
Redeemed	(14,938)	(35,495)
Total share activity	(13,842)	(30,206)
Class IB
Sold	475	1,160
Issued on reinvestment of distributions	—	344
Redeemed	(3,088)	(6,663)
Total share activity	(2,613)	(5,159)

 The accompanying notes are an integral part of these financial statements.

15

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)

Notes to Financial Statements

June 30, 2012 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Balanced HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the

16

foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally

17

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including

18

amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

19

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Fund generally enters into TBA commitments with intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. In a TBA roll, the Fund generally purchases or sells the initial TBA commitment prior to the stipulated settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had open dollar roll transactions as of June 30, 2012, as disclosed on the Schedule of Investments, the Statement of Assets and Liabilities and the Statement of Operations.

20

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2012.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the

21

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Statement of Assets and Liabilities; however, this risk is reduced through the use of an FCM. As of June 30, 2012, the Fund had no outstanding futures contracts.

c)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on futures	$(158)	$—	$—	$—	$—	$—	$(158)
Net realized gain on foreign currency contracts	—	2,082	—	—	—	—	2,082
Total	$(158)	$2,082	$—	$—	$—	$—	$1,924

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(147)	$—	$—	$—	$—	$(147)
Total	$—	$(147)	$—	$—	$—	$—	$(147)

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity

22

related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$57,855	$55,000

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$28,105
Accumulated Capital and Other Losses*	(1,080,774)
Unrealized Appreciation†	245,065
Total Accumulated Deficit	$(807,604)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the

23

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$363
Accumulated Net Realized Gain (Loss)	(363)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$123,119
2017	957,655
Total	$1,080,774

During the year ended December 31, 2011, the Fund utilized $161,012 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

24

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.6800%
On next $250 million	0.6550%
On next $500 million	0.6450%
On next $4 billion	0.5950%
On next $5 billion	0.5925%
Over $10 billion	0.5900%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.64%
Class IB	0.89%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the

25

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. These fees are accrued daily and paid monthly.

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$557,912
Sales Proceeds Excluding U.S. Government Obligations	879,410
Cost of Purchases for U.S. Government Obligations	48,317
Sales Proceeds for U.S. Government Obligations	62,592

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

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27

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Financial Highlights
- Selected Per-Share Data (A) -

	Net Asset			Net Realized						Net Increase
	Value at			and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	Payments from	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End of
Class	Period	Income (Loss)	(to) Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$19.34	$0.23	$–	$0.94	$1.17	$–	$–	$–	$–	$1.17	$20.51
IB	19.58	0.21	–	0.95	1.16	–	–	–	–	1.16	20.74

For the Year Ended December 31, 2011
IA	19.32	0.41	–	(0.06)	0.35	(0.33)	–	–	(0.33)	0.02	19.34
IB	19.55	0.36	–	(0.05)	0.31	(0.28)	–	–	(0.28)	0.03	19.58

For the Year Ended December 31, 2010 (G)
IA	17.47	0.30	–	1.82	2.12	(0.27)	–	–	(0.27)	1.85	19.32
IB	17.68	0.26	–	1.83	2.09	(0.22)	–	–	(0.22)	1.87	19.55

For the Year Ended December 31, 2009
IA	13.69	0.36	–	3.78	4.14	(0.36)	–	–	(0.36)	3.78	17.47
IB	13.85	0.32	–	3.83	4.15	(0.32)	–	–	(0.32)	3.83	17.68

For the Year Ended December 31, 2008
IA	20.97	0.50	–	(7.09)	(6.59)	(0.58)	(0.11)	–	(0.69)	(7.28)	13.69
IB	21.18	0.47	–	(7.17)	(6.70)	(0.52)	(0.11)	–	(0.63)	(7.33)	13.85

For the Year Ended December 31, 2007
IA	22.60	0.55	–	0.90	1.45	(0.53)	(2.55)	–	(3.08)	(1.63)	20.97
IB	22.78	0.49	–	0.92	1.41	(0.46)	(2.55)	–	(3.01)	(1.60)	21.18

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $204.5 million in purchases associated with the transition of assets from Hartford Global Advisers HLS Fund, which merged into the Fund on March 19, 2010. These purchases were excluded from the portfolio turnover calculation.

28

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

6.05	%(E)	$2,854,079	0.65	%(F)	0.65	%(F)	1.99	%(F)	16%
5.92	(E)	428,730	0.90	(F)	0.90	(F)	1.74	(F)	–

1.86		2,959,019	0.64		0.64		1.84		34
1.61		455,939	0.89		0.89		1.59		–

12.14		3,539,983	0.65		0.65		1.68		65	(H)
11.86		556,169	0.90		0.90		1.43		–

30.29		3,607,929	0.65		0.65		2.15		73
29.96		578,338	0.90		0.90		1.90		–

(31.64)		3,404,626	0.63		0.63		2.43		76
(31.81)		548,899	0.88		0.88		2.18		–

6.64		6,291,220	0.63		0.63		2.13		47
6.37		1,080,254	0.88		0.88		1.88		–

29

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

30

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

31

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32

Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund)
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,060.48	$3.33	$1,000.00	$1,021.63	$3.27	0.65%	182	366
Class IB	$1,000.00	$1,059.16	$4.61	$1,000.00	$1,020.39	$4.52	0.90%	182	366

33

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-B12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Capital Appreciation HLS Fund

2012 Semi Annual Report
June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Capital Appreciation HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Capital Appreciation HLS Fund inception 04/02/1984

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 6/30/02 – 6/30/12

The chart shows the growth of a $10,000 investments in Class 1A. Growth results in classes other than Class 1A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Capital Appreciation IA	7.60%	-6.76%	-1.60%	8.33%
Capital Appreciation IB	7.47%	-7.00%	-1.84%	8.06%
Russell 3000 Index	9.32%	3.84%	0.39%	5.81%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Capital Appreciation HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Saul J. Pannell, CFA	Kent M. Stahl, CFA	Peter I. Higgins, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Director, Investments and Risk Managment	Senior Vice President and Equity Portfolio Manager
Paul E. Marrkand, CFA	Nicolas M. Choumenkovitch	Donald J. Kilbride
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager
Stephen Mortimer	David W. Palmer, CFA	Francis J. Boggan, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Capital Appreciation HLS Fund returned 7.60% for the six-month period ended June 30, 2012, underperforming its benchmark, the Russell 3000 Index, which returned 9.32% for the same period. The Fund underperformed the 7.71% return of the average fund in the Lipper Large-Cap Core VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2012 was a volatile one. Equities performed well during the beginning of the period as investors shrugged off lingering uncertainty over eurozone sovereign debt and focused instead on improving economic data in the U.S. Strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites for risk assets. However, following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. A lackluster U.S. jobs report, a heightened level of political uncertainty in France and Greece, and a host of Spanish and Italian bank downgrades by Moody’s dampened investor enthusiasm for equities. As the overall markets slowed, traditionally more defensive industries returned to favor while more cyclical industries experienced stronger sell-offs.

Equity markets as measured by the Russell 3000 rose (+9.3%) during the period, with nine of ten sectors within the index posting positive returns. Telecommunication Services (+16%), Financials (+13%), and Health Care (+13%) posted the strongest gains. Energy was the only sector to post a negative absolute return (-3%) during the period.

The fund underperformed its benchmark due primarily to weak stock selection in the Consumer Discretionary, Telecommunication Services, and Financials sectors. A modest cash position in a generally rising market also detracted from relative returns. Strong stock selection within the Industrials sector aided relative returns, as did an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to the Consumer Discretionary sector, which outperformed the index.

The largest detractors from relative returns (i.e. performance of the Fund as measured against the benchmark) were Chesapeake Energy (Energy), Ford Motor (Consumer Discretionary), and NII Holdings (Telecommunication Services). Chesapeake Energy, a U.S.-based producer of natural gas, oil, and natural gas liquids, underperformed due to concerns regarding corporate governance and questions regarding the company’s ability to fund its capital expenditure plans. Ford Motor designs, manufactures, and services cars and trucks, and provides vehicle-related financing, leasing and insurance through its subsidiary, Ford Motor Credit Company. Concerns about the European economy, a key end-market for the firm, and larger fears of a global slowdown drove the share price lower. NII Holdings, a provider of mobile communications for business customers in Latin America, declined during the period due to weak reported revenue and concerns about near-term profitability. Google (Information Technology) was also a large detractor from absolute performance.

The largest contributors to relative performance included holdings in United Continental (Industrials) and eBay (Information Technology), and not owning Proctor & Gamble (Consumer Staples), a benchmark constituent whose shares underperformed. United Continental, a U.S.-based airline company, saw its shares rise as investors considered the positive impact of a 19% decline in the price of Brent crude oil. Shares of eBay, a U.S.-based provider of online marketplaces and payment solutions, rose after the firm posted better-than-expected quarterly revenue and earnings due to strength in its marketplace segment and Paypal. The company also raised its revenue and earnings guidance for the 2012 fiscal year. Proctor & Gamble, a provider of consumer packaged goods, saw its shares decline modestly as the company cut its earnings guidance, citing slowness in

3

Hartford Capital Appreciation HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

developed markets and a negative impact from foreign exchange rates. Not owning the benchmark component stock aided relative performance. Apple (Information Technology) was also a top contributor to absolute returns.

What is the outlook?

Our approach in this environment is to actively manage the portfolio. We continue to add new ideas to the portfolio and remain disciplined about our sell decisions. We are evaluating companies and applying a higher burden of proof, which we believe is required in the current environment given concerns about decelerating global growth, economic and policy uncertainty and increased volatility in the market. While we are still focused on earnings growth and applying our long-standing valuation methodologies, we are increasingly focused on the execution milestones that could allow the market to appreciate the underlying value that we see.

At the end of the period, the fund was most overweight the Consumer Discretionary, Industrials, and Information Technology sectors relative to the benchmark. The fund was most underweight the Consumer Staples, Utilities, and Telecommunication Services sectors at the end of the period relative to the benchmark.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	4.4%
Banks (Financials)	2.7
Capital Goods (Industrials)	7.2
Commercial & Professional Services (Industrials)	0.2
Consumer Durables & Apparel (Consumer Discretionary)	1.7
Consumer Services (Consumer Discretionary)	1.4
Diversified Financials (Financials)	6.7
Energy (Energy)	8.8
Food & Staples Retailing (Consumer Staples)	0.7
Food, Beverage & Tobacco (Consumer Staples)	2.8
Health Care Equipment & Services (Health Care)	4.8
Household & Personal Products (Consumer Staples)	0.2
Insurance (Financials)	2.9
Materials (Materials)	5.0
Media (Consumer Discretionary)	3.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.9
Real Estate (Financials)	1.2
Retailing (Consumer Discretionary)	6.8
Semiconductors & Semiconductor Equipment (Information Technology)	1.5
Software & Services (Information Technology)	11.1
Technology Hardware & Equipment (Information Technology)	7.3
Telecommunication Services (Services)	0.7
Transportation (Industrials)	7.4
Utilities (Utilities)	0.5
Total	97.4%
Fixed Income Securities
Finance and Insurance (Finance)	0.4%
Total	0.4%
Put Options Purchased	0.0
Short-Term Investments	1.8
Other Assets and Liabilities	0.4
Total	100.0%

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Automobiles & Components - 4.4%
138	Allison Transmission Holdings, Inc. ●	$2,423
77	Continental AG	6,394
179	Daimler AG	8,059
788	Dana Holding Corp.	10,092
2,404	Dongfeng Motor Group Co., Ltd.	3,758
17,449	Ford Motor Co. w/ Rights	167,335
261	General Motors Co. ●	5,151
5,949	Goodyear Tire & Rubber Co. ●	70,257
1,751	Modine Manufacturing Co. ●	12,137
1,292	Stoneridge, Inc. ●	8,797
238	Tenneco Automotive, Inc. ●	6,395
2,133	TRW Automotive Holdings Corp. ●	78,423
57	Wabco Holdings, Inc. ●	3,009
508	Yamaha Motor Co., Ltd.	4,863
		387,093
	Banks - 2.7%
1,359	Barclays Bank plc ADR	3,472
26,324	Mitsubishi UFJ Financial Group, Inc.	126,115
413	PNC Financial Services Group, Inc.	25,219
1,301	Sberbank of Russia ADR ●	14,077
178	Societe Generale Class A	4,182
291	Standard Chartered plc	6,318
1,859	Wells Fargo & Co.	62,152
		241,535
	Capital Goods - 7.2%
82	AGCO Corp. ●	3,754
152	AMETEK, Inc.	7,596
461	Assa Abloy Ab	12,881
145	BE Aerospace, Inc. ●	6,344
243	Belden, Inc.	8,111
96	Caterpillar, Inc.	8,177
68	Dover Corp.	3,669
64	Fanuc Corp.	10,586
106	Flowserve Corp.	12,180
312	General Dynamics Corp.	20,552
4,333	General Electric Co.	90,291
520	Honeywell International, Inc.	29,012
185	Ingersoll-Rand plc	7,812
8,632	Itochu Corp.	90,726
148	Joy Global, Inc.	8,396
306	Komatsu Ltd.	7,295
151	L-3 Communications Holdings, Inc.	11,159
309	Lockheed Martin Corp.	26,897
886	Meritor, Inc. ●	4,624
422	Northrop Grumman Corp.	26,926
109	PACCAR, Inc.	4,259
139	Pall Corp.	7,611
74	Parker-Hannifin Corp.	5,667
751	Pentair, Inc.	28,760
243	Polypore International, Inc. ●	9,813
2,796	Rolls-Royce Holdings plc	37,680
1,890	Safran S.A.	70,177
143	Schneider Electric S.A.	7,953
143	TransDigm Group, Inc. ●	19,138
591	Vinci S.A.	27,613
206	WESCO International, Inc. ●	11,878
50	Zodiac Aerospace	5,081
		632,618
	Commercial & Professional Services - 0.2%
158	Edenred	4,479
260	Manpower, Inc.	9,521
		14,000
	Consumer Durables & Apparel - 1.7%
67	Burberry Group plc	1,394
98	Cie Financiere Richemont S.A.	5,368
85	Coach, Inc.	4,978
761	D.R. Horton, Inc.	13,990
217	Deckers Outdoor Corp. ●	9,568
265	De'Longhi S.p.A.	2,548
1,311	Fifth & Pacific Cos., Inc. ●	14,065
2,400	Furniture Brands International, Inc. ●	2,976
247	Hanesbrands, Inc. ●	6,838
166	Jarden Corp.	6,961
119	Jones (The) Group, Inc.	1,136
109	Lennar Corp.	3,369
32	Lululemon Athletica, Inc. ●	1,898
28	LVMH Moet Hennessy Louis Vuitton S.A.	4,287
605	Mattel, Inc.	19,624
941	Pulte Group, Inc. ●	10,067
102	PVH Corp.	7,952
705	Sega Sammy Holdings, Inc.	14,333
162	Tempur-Pedic International, Inc. ●	3,781
228	True Religion Apparel, Inc. ●	6,607
69	V.F. Corp.	9,168
		150,908
	Consumer Services - 1.4%
56	Buffalo Wild Wings, Inc. ●	4,820
50	Burger King Worldwide, Inc.	754
439	Compass Group plc	4,609
479	Ctrip.com International Ltd. ADR ●	8,020
282	DeVry, Inc.	8,721
847	Dunkin' Brands Group, Inc.	29,102
1,616	Genting Berhad	4,825
295	ITT Educational Services, Inc. ●	17,938
84	Marriott International, Inc. Class A	3,281
2,327	Sands China Ltd. §	7,487
130	Starbucks Corp.	6,911
276	Tim Hortons, Inc. ☼	14,560
579	Wynn Macau Ltd.	1,365
160	Yum! Brands, Inc.	10,320
		122,713
	Diversified Financials - 6.7%
371	Ameriprise Financial, Inc.	19,370
3,637	Bank of America Corp.	29,754
168	BlackRock, Inc.	28,540
4,577	Citigroup, Inc.	125,445
304	Credit Suisse Group AG	5,569
245	Discover Financial Services, Inc.	8,483
2,560	GAM Holding Ltd.	28,583
448	Goldman Sachs Group, Inc.	42,917
7,311	ING Groep N.V. ●	49,015
5,922	JP Morgan Chase & Co.	211,601
330	Justice Holdings Ltd. ⌂●†	4,940
377	Nasdaq OMX Group, Inc. ●	8,542
274	NYSE Euronext	7,009
69	Oaktree Capital ●†	2,324
69	Oaktree Capital ⌂■●†	2,324
75	Solar Cayman Ltd. ⌂■●†	7

The accompanying notes are an integral part of these financial statements.

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Diversified Financials - 6.7% - (continued)
401	Waddell and Reed Financial, Inc. Class A w/ Rights	$12,142
		586,565
	Energy - 8.8%
859	Anadarko Petroleum Corp.	56,890
52	Apache Corp.	4,597
217	Atwood Oceanics, Inc. ●	8,211
599	Baker Hughes, Inc.	24,628
1,369	BG Group plc	28,022
241	Cabot Oil & Gas Corp.	9,515
101	Cameco Corp.	2,220
163	Cameron International Corp. ●	6,970
315	Canadian Natural Resources Ltd. ADR	8,468
1,668	Cheniere Energy, Inc. ●	24,583
3,408	Chesapeake Energy Corp.	63,393
2,094	Cobalt International Energy ●	49,208
218	Consol Energy, Inc.	6,581
84	Diamond Offshore Drilling, Inc.	4,945
256	EnCana Corp.	5,339
2,051	Ensco plc	96,357
53	EOG Resources, Inc.	4,805
1,032	Halliburton Co.	29,304
1,056	Imperial Oil Ltd.	44,069
1	Inpex Corp.	6,268
6,229	JX Holdings, Inc.	32,103
1,909	Karoon Gas Australia Ltd. ●	8,015
391	Kior, Inc. ●	3,495
618	Lone Pine Resources, Inc. ●	1,700
506	McDermott International, Inc. ●	5,636
387	Newfield Exploration Co. ●	11,353
100	Noble Corp.	3,253
443	Occidental Petroleum Corp.	37,960
383	Patterson-UTI Energy, Inc.	5,569
2,578	Petroleo Brasileiro S.A. ADR	48,382
2,473	Petroleum Geo-Services ●	30,225
100	QEP Resources, Inc.	2,995
527	Repsol YPF S.A.	8,471
224	Repsol YPF S.A. Rights	157
139	Royal Dutch Shell plc ADR	9,382
841	Southwestern Energy Co. ●	26,841
329	Statoil ASA	7,838
211	Superior Energy Services, Inc. ●	4,259
195	Tesoro Corp. ●	4,865
231	TGS Nopec Geophysical Co. ASA	6,227
58	Transocean, Inc.	2,608
158	Tsakos Energy Navigation Ltd.	770
66	Tullow Oil plc	1,521
1,553	Uranium One, Inc. ●	3,951
347	Valero Energy Corp.	8,384
213	Whiting Petroleum Corp. ●	8,769
		769,102
	Food & Staples Retailing - 0.7%
1,074	CVS Caremark Corp.	50,167
1,206	Tesco plc	5,859
132	Wal-Mart Stores, Inc.	9,212
		65,238
	Food, Beverage & Tobacco - 2.8%
346	Archer Daniels Midland Co.	10,200
144	Coca-Cola Co.	11,240
91	Diageo plc ADR	9,383
155	Dr. Pepper Snapple Group	6,781
393	Green Mountain Coffee Roasters, Inc. ●	8,559
462	Groupe Danone	28,702
966	Grupo Modelo S.A.B.	8,541
919	Kraft Foods, Inc.	35,506
64	Lorillard, Inc.	8,436
856	Maple Leaf Foods, Inc. w/ Rights	9,844
422	Molson Coors Brewing Co.	17,579
467	PepsiCo, Inc.	33,014
220	Philip Morris International, Inc.	19,202
1,677	Smithfield Foods, Inc. ●	36,273
		243,260
	Health Care Equipment & Services - 4.8%
74	Aetna, Inc.	2,855
124	AmerisourceBergen Corp.	4,890
587	Cardinal Health, Inc.	24,639
8,276	CareView Communications, Inc. ●	11,172
112	Cie Generale d'Optique Essilor International S.A.	10,440
1,542	CIGNA Corp.	67,826
929	Covidien plc	49,712
144	Edwards Lifesciences Corp. ●	14,881
37	Heartware International, Inc. ●	3,302
3,594	Hologic, Inc. ●	64,840
40	Humana, Inc.	3,059
17	Intuitive Surgical, Inc. ●	9,389
1,209	Medtronic, Inc.	46,833
627	St. Jude Medical, Inc.	25,040
118	SXC Health Solutions Corp. ●	11,660
793	UnitedHealth Group, Inc.	46,403
532	Universal Health Services, Inc. Class B	22,961
		419,902
	Household & Personal Products - 0.2%
110	Energizer Holdings, Inc. ●	8,308
122	Herbalife Ltd.	5,872
		14,180
	Insurance - 2.9%
125	ACE Ltd.	9,295
1,840	Aflac, Inc.	78,380
1,453	AIA Group Ltd.	5,017
2,262	American International Group, Inc. ●	72,594
686	Assured Guaranty Ltd.	9,675
1,930	China Pacific Insurance	6,298
297	Principal Financial Group, Inc.	7,777
332	Progressive Corp.	6,915
349	Prudential plc	4,041
227	Reinsurance Group of America, Inc.	12,087
98	StanCorp Financial Group, Inc.	3,656
212	Swiss Re Ltd.	13,392
784	Unum Group	15,000
33	Zurich Financial Services AG	7,471
		251,598
	Materials - 5.0%
54	Agrium U.S., Inc.	4,742
157	Air Liquide	17,999
137	Akzo Nobel N.V.	6,431
642	AngloGold Ltd. ADR	22,033
150	Ball Corp.	6,171

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Materials - 5.0% - (continued)
449	Barrick Gold Corp.	$16,858
71	BASF SE	4,905
592	Cabot Corp.	24,095
256	Celanese Corp.	8,857
268	CRH plc	5,171
334	Detour Gold Corp. ●☼	6,730
4,468	Dow Chemical Co.	140,734
181	Fortescue Metals Group Ltd.	927
11	Givaudan	10,394
7,121	Glencore International plc	33,024
199	International Paper Co.	5,750
218	JSR Corp.	3,783
409	Louisiana-Pacific Corp. ●	4,454
456	Lundin Mining Corp. ●	1,890
698	Methanex Corp. ADR	19,427
714	Molycorp, Inc. ●	15,390
394	Mosaic Co.	21,552
933	Norbord, Inc. ●	12,130
894	Petronas Chemicals Group Bhd.	1,833
11,937	PTT Chemical Public Co., Ltd. ●	21,038
83	Rio Tinto plc ADR	3,988
206	Sealed Air Corp.	3,176
1,970	Sino Forest Corp. Class A ⌂●†	—
1,600	TSRC Corp.	3,966
214	Umicore	9,887
		437,335
	Media - 3.5%
204	CBS Corp. Class B	6,674
844	Comcast Corp. Class A	26,988
180	Comcast Corp. Special Class A	5,664
479	DirecTV Class A ●	23,391
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
210	Liberty Global, Inc. ●	10,437
165	Naspers Ltd.	8,798
719	Omnicom Group, Inc.	34,956
76	Publicis Groupe	3,475
2,869	Sirius XM Radio, Inc. w/ Rights ●	5,307
291	Time Warner, Inc.	11,215
1,675	Viacom, Inc. Class B	78,769
1,989	Walt Disney Co.	96,486
		312,160
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
100	Abbott Laboratories	6,441
1,248	Agilent Technologies, Inc.	48,964
183	Alkermes plc ●	3,100
753	Almirall S.A.	5,393
387	Amgen, Inc.	28,236
121	Amylin Pharmaceuticals, Inc. ●	3,427
533	Arena Pharmaceuticals, Inc. ●	5,320
165	Auxilium Pharmaceuticals, Inc. ●	4,430
1,570	Avanir Pharmaceuticals ●	6,156
156	Biogen Idec, Inc. ●	22,508
476	Bristol-Myers Squibb Co.	17,116
278	Bruker Corp. ●	3,702
96	Celgene Corp. ●	6,168
124	Cubist Pharmaceuticals, Inc. ●	4,716
976	Daiichi Sankyo Co., Ltd.	16,453
1,166	Elan Corp. plc ADR ●	17,015
2,001	Gilead Sciences, Inc. ●	102,605
1,080	Johnson & Johnson	72,995
323	Life Technologies Corp. ●	14,534
265	Map Pharmaceuticals, Inc. ●	3,968
1,038	Merck & Co., Inc.	43,353
178	Mylan, Inc. ●	3,806
22	Onyx Pharmaceuticals, Inc. ●	1,462
55	Regeneron Pharmaceuticals, Inc. ●	6,328
262	Roche Holding AG	45,192
70	Salix Pharmaceuticals Ltd. ●	3,784
172	Seattle Genetics, Inc. ●	4,362
943	Shionogi & Co., Ltd.	12,815
3,695	Teva Pharmaceutical Industries Ltd. ADR	145,732
2,170	TherapeuticsMD, Inc. ●	6,077
167	Waters Corp. ●	13,289
71	Watson Pharmaceuticals, Inc. ●	5,268
784	WuXi PharmaTech Cayman, Inc. ●	11,066
		695,781
	Real Estate - 1.2%
678	BR Malls Participacoes S.A.	7,674
659	CBRE Group, Inc. ●	10,788
146	Daito Trust Construction Co., Ltd.	13,858
431	Host Hotels & Resorts, Inc.	6,820
80	Unibail-Rodamco SE	14,676
3,888	Westfield Group	38,073
461	Weyerhaeuser Co.	10,297
		102,186
	Retailing - 6.8%
945	Abercrombie & Fitch Co. Class A	32,259
150	Advance Automotive Parts, Inc.	10,247
8,452	Allstar Co. ⌂†	12,438
157	Amazon.com, Inc. ●	35,909
170	AutoZone, Inc. ●	62,346
120	Bed Bath & Beyond, Inc. ●	7,391
29,055	Buck Holdings L.P. ⌂●†	52,927
292	Buckle (The), Inc.	11,568
403	CarMax, Inc. ●	10,456
407	Chico's FAS, Inc.	6,043
141	Cia Hering	2,685
67	Dollar General Corp. ●	3,655
84	Dollarama, Inc.	5,045
100	DSW, Inc.	5,428
662	Express, Inc. ●	12,034
592	Family Dollar Stores, Inc.	39,369
306	GameStop Corp. Class A	5,627
821	Gap, Inc.	22,463
216	GNC Holdings, Inc.	8,463
127	HomeAway, Inc. ●	2,754
509	Kohl's Corp.	23,142
1,638	Liberty Media - Interactive A ●	29,137
201	LKQ Corp. ●	6,707
2,383	Lowe's Co., Inc.	67,763
19	Priceline.com, Inc. ●	12,320
31	Rent-A-Center, Inc.	1,043
170	Shutterfly, Inc. ●	5,228
258	Start Today Co., Ltd.	3,603
531	Target Corp.	30,891
1,519	TJX Cos., Inc.	65,218
180	Urban Outfitters, Inc. ●	4,959
		599,118

The accompanying notes are an integral part of these financial statements.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Semiconductors & Semiconductor Equipment - 1.5%
263	Altera Corp.	$8,891
30	Broadcom Corp. Class A	1,009
133	Cree, Inc. ●	3,418
412	Cypress Semiconductor Corp.	5,452
1,109	Infineon Technologies AG	7,505
180	Maxim Integrated Products, Inc.	4,608
1,398	RF Micro Devices, Inc. ●	5,943
45	Samsung Electronics Co., Ltd.	48,115
443	Skyworks Solutions, Inc. ●	12,113
3,475	Taiwan Semiconductor Manufacturing Co., Ltd.	9,513
1,167	Teradyne, Inc. ●	16,405
329	Xilinx, Inc.	11,038
		134,010
	Software & Services - 11.1%
140	Accenture plc	8,401
4,472	Activision Blizzard, Inc.	53,621
131	ANSYS, Inc. ●	8,274
239	Automatic Data Processing, Inc.	13,299
147	BMC Software, Inc. ●	6,281
697	Booz Allen Hamilton Holding Corp.	10,657
840	Cadence Design Systems, Inc. ●	9,226
119	Check Point Software Technologies Ltd. ADR ●	5,895
386	Cognizant Technology Solutions Corp. ●	23,150
143	Concur Technologies, Inc. ●	9,766
86	DeNa Co., Ltd.	2,256
218	Dropbox, Inc. ⌂●†	1,775
2,086	eBay, Inc. ●	87,643
16	Electronic Arts, Inc. ●	196
352	Equinix, Inc. ●	61,904
170	Facebook, Inc. ●	5,291
150	Fiserv, Inc. ●	10,847
2,099	Genpact Ltd. ●	34,910
234	Global Payments, Inc.	10,103
99	Google, Inc. ●	57,542
237	IAC/InterActiveCorp.	10,830
80	IBM Corp.	15,627
481	iGate Corp. ●	8,178
102	Imperva, Inc. ●	2,943
179	Intuit, Inc.	10,647
74	Kakaku.com, Inc.	2,504
166	LinkedIn Corp. ●	17,653
12	Mastercard, Inc.	5,290
5,905	Microsoft Corp.	180,644
16	Netease.com, Inc. ●	947
5,062	Oracle Corp.	150,336
226	Paychex, Inc.	7,109
237	Rovi Corp. ●	4,656
78	Salesforce.com, Inc. ●	10,780
89	Splunk, Inc. ‡	2,513
65	Teradata Corp. ●	4,682
154	Tibco Software, Inc. ●	4,620
667	TiVo, Inc. ●	5,514
352	VeriFone Systems, Inc. ●	11,642
559	VeriSign, Inc.	24,364
3,425	Western Union Co.	57,670
86	Wright Express Corp. ●	5,308
535	Yandex N.V. ●	10,198
		975,692
	Technology Hardware & Equipment - 7.3%
481	Acme Packet, Inc. ●	8,965
414	Apple, Inc. ●	241,583
340	Arrow Electronics, Inc. ●	11,169
1,467	Aruba Networks, Inc. ●	22,071
155	Canon, Inc.	6,170
1,574	Ciena Corp. ●	25,768
4,713	Cisco Systems, Inc.	80,923
131	Dell, Inc. ●	1,639
2,221	EMC Corp. ●	56,934
301	Emulex Corp. ●	2,168
1,647	Flextronics International Ltd. ●	10,209
300	Harris Corp.	12,570
261	Hewlett-Packard Co.	5,255
22,497	Hon Hai Precision Industry Co., Ltd.	68,020
398	Jabil Circuit, Inc.	8,085
1,207	JDS Uniphase Corp. ●	13,280
891	Juniper Networks, Inc. ●	14,528
5,196	Legend Holdings Ltd.	4,434
270	NetApp, Inc. ●	8,578
487	QLogic Corp. ●	6,665
102	Qualcomm, Inc.	5,665
128	SanDisk Corp. ●	4,661
195	Trimble Navigation Ltd. ●	8,970
244	Universal Display Corp. ●	8,784
		637,094
	Telecommunication Services - 0.7%
1,722	NII Holdings, Inc. Class B ●	17,619
352	SoftBank Corp.	13,098
1,723	Sprint Nextel Corp. ●	5,617
511	Tele2 Ab B Shares	7,910
594	Telenor ASA	9,934
286	Vodafone Group plc ADR	8,052
		62,230
	Transportation - 7.4%
23,412	AirAsia Berhad	26,499
103	C.H. Robinson Worldwide, Inc.	6,018
192	Canadian National Railway Co.	16,212
507	Canadian Pacific Railway Ltd. ADR	37,150
1,162	CSX Corp.	25,982
9,334	Delta Air Lines, Inc. ●	102,208
145	Expeditors International of Washington, Inc.	5,615
1,057	FedEx Corp.	96,868
4,289	Hertz Global Holdings, Inc. ●	54,903
6,314	JetBlue Airways Corp. ●	33,467
663	Knight Transportation, Inc.	10,605
248	Localiza Rent a Car S.A.	3,735
189	Norfolk Southern Corp.	13,543
1,327	Toll Holdings Ltd.	5,457
7,191	United Continental Holdings, Inc. ●	174,966
484	United Parcel Service, Inc. Class B	38,089
		651,317
	Utilities - 0.5%
364	Companhia Energetica de Minas Gerais ADR	6,700
2,854	ENN Energy Holdings Ltd.	10,075
186	Entergy Corp.	12,656

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Utilities - 0.5% - (continued)
338	UGI Corp.	$9,933
325	Xcel Energy, Inc.	9,228
		48,592
	Total common stocks
	(cost $8,472,187)	$8,554,227

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂●	$—

	Total warrants
	(cost $–)	$—

CORPORATE BONDS - 0.4%
	Finance and Insurance - 0.4%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ	$28,890

	Total corporate bonds
	(cost $53,140)	$28,890

Contracts		Market Value ╪

PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
	Apple, Inc. Option
—	Expiration: 08/18/2012, Exercise Price: $560.00	$479

	Total put options purchased
	(cost $619)	$479

	Total long-term investments
	(cost $8,525,946)	$8,583,596

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
07/02/2012 in the amount of $84,510,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033
	- 2039, value of $86,199)
$84,509	0.13%, 06/29/2012		$84,509
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $30,553, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $31,163)
30,552	0.15%, 06/29/2012		30,552
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $8,186, collateralized by U.S. Treasury Note 0.88%, 2016, value of $8,349)
8,186	0.20%, 06/29/2012		8,186
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $23,923, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S.
Treasury Note 0.38% - 8.75%, 2012 -
	2017, value of $24,401)
23,923	0.15%, 06/29/2012		23,923
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.00%, 2013, value of $9)
8	0.13%, 06/29/2012		8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $10,780, collateralized by GNMA 4.00%, 2042, value of $10,995)
10,780	0.20%, 06/29/2012		10,780
			157,958
	Total short-term investments
	(cost $157,958)		$157,958

	Total investments
	(cost $8,683,904) ▲	99.6%	$8,741,554
	Other assets and liabilities	0.4%	39,170
	Total net assets	100.0%	$8,780,724

The accompanying notes are an integral part of these financial statements.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $8,955,715 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$704,302
Unrealized Depreciation	(918,463)
Net Unrealized Depreciation	$(214,161)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $76,735, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $31,221, which represents 0.4% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $7,487, which represents 0.1% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	8,604
06/2007	29,055	Buck Holdings L.P.	10,623
05/2012	218	Dropbox, Inc.	1,972
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
02/2011-09/2011	330	Justice Holdings Ltd.	5,282
07/2008	510	Novavax, Inc. Warrants	–
10/2008-06/2012	69	Oaktree Capital - 144A	1,302
01/2010 - 07/2011	1,970	Sino Forest Corp. Class A	33,397
03/2007	75	Solar Cayman Ltd. - 144A	22

At June 30, 2012, the aggregate value of these securities was $74,411, which represents 0.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,338 at June 30, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The accompanying notes are an integral part of these financial statements.

10

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BNP	Buy	$182	$181	07/03/2012	$1
AUD	CBK	Sell	4,895	4,650	09/06/2012	(245)
AUD	CSFB	Buy	879	864	07/03/2012	15
AUD	DEUT	Sell	390	383	07/02/2012	(7)
CAD	BCLY	Buy	1,338	1,321	07/03/2012	17
CAD	CSFB	Sell	2,101	2,139	08/09/2012	38
CAD	GSC	Sell	7,965	8,114	08/09/2012	149
CAD	UBS	Sell	5,864	5,971	08/09/2012	107
CHF	SCB	Sell	674	661	07/03/2012	(13)
CHF	SSG	Sell	571	563	07/02/2012	(8)
DKK	JPM	Sell	401	394	07/03/2012	(7)
DKK	SSG	Sell	279	275	07/02/2012	(4)
EUR	BCLY	Sell	43,955	44,834	12/14/2012	879
EUR	BNP	Buy	4,716	4,718	07/03/2012	(2)
EUR	CBK	Sell	55,459	56,641	12/14/2012	1,182
EUR	CSFB	Sell	69,006	69,507	12/14/2012	501
EUR	DEUT	Sell	56,806	57,918	12/14/2012	1,112
EUR	MSC	Buy	19,443	19,308	12/14/2012	135
EUR	MSC	Sell	47,752	48,256	12/14/2012	504
EUR	SSG	Buy	506	499	07/02/2012	7
EUR	SSG	Sell	854	842	07/02/2012	(12)
EUR	UBS	Sell	51,616	52,219	12/14/2012	603
GBP	BCLY	Sell	1,327	1,326	07/05/2012	(1)
GBP	DEUT	Buy	10,754	10,693	07/02/2012	61
GBP	DEUT	Sell	591	588	07/02/2012	(3)
GBP	JPM	Buy	1,739	1,719	07/03/2012	20
HKD	CBK	Sell	1,584	1,584	07/03/2012	–
HKD	CSFB	Sell	160	160	07/05/2012	–
JPY	BCLY	Buy	31,706	30,424	12/14/2012	1,282
JPY	BCLY	Sell	47,110	47,495	12/14/2012	385
JPY	BNP	Sell	270	271	07/02/2012	1
JPY	BNP	Buy	230	232	07/03/2012	(2)
JPY	CBK	Buy	31,706	30,431	12/14/2012	1,275
JPY	CSFB	Buy	31,705	30,370	12/14/2012	1,335
JPY	DEUT	Buy	27,975	26,744	12/14/2012	1,231
JPY	DEUT	Sell	62,087	61,567	12/14/2012	(520)
JPY	GSC	Sell	106,176	105,303	12/14/2012	(873)
JPY	MSC	Buy	31,705	30,338	12/14/2012	1,367
JPY	MSC	Sell	62,087	61,722	12/14/2012	(365)
JPY	UBS	Buy	31,701	30,402	12/14/2012	1,299
JPY	UBS	Sell	61,993	61,630	12/14/2012	(363)
NOK	DEUT	Sell	280	276	07/02/2012	(4)
						$11,077

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$387,093	$364,019	$23,074	$–
Banks	241,535	87,371	154,164	–
Capital Goods	632,618	362,626	269,992	–
Commercial & Professional Services	14,000	9,521	4,479	–
Consumer Durables & Apparel	150,908	122,978	27,930	–
Consumer Services	122,713	104,427	18,286	–
Diversified Financials	586,565	493,803	88,107	4,655
Energy	769,102	640,412	128,690	–
Food & Staples Retailing	65,238	59,379	5,859	–
Food, Beverage & Tobacco	243,260	214,558	28,702	–
Health Care Equipment & Services	419,902	409,462	10,440	–
Household & Personal Products	14,180	14,180	–	–
Insurance	251,598	215,379	36,219	–
Materials	437,335	339,015	98,320	–
Media	312,160	299,887	12,273	–
Pharmaceuticals, Biotechnology & Life Sciences	695,781	615,928	79,853	–
Real Estate	102,186	35,579	66,607	–
Retailing	599,118	530,150	3,603	65,365
Semiconductors & Semiconductor Equipment	134,010	68,877	65,133	–
Software & Services	975,692	969,157	4,760	1,775
Technology Hardware & Equipment	637,094	558,470	78,624	–
Telecommunication Services	62,230	31,288	30,942	–
Transportation	651,317	619,361	31,956	–
Utilities	48,592	38,517	10,075	–
Total	8,554,227	7,204,344	1,278,088	71,795
Corporate Bonds	28,890	–	28,890	–
Warrants	–	–	–	–
Short-Term Investments	157,958	–	157,958	–
Put Options Purchased	479	479	–	–
Total	$8,741,554	$7,204,823	$1,464,936	$71,795
Foreign Currency Contracts*	13,506	–	13,506	–
Total	$13,506	$–	$13,506	$–
Liabilities:
Foreign Currency Contracts*	2,429	–	2,429	–
Total	$2,429	$–	$2,429	$–

♦	For the six-month period ended June 30, 2012, investments valued at $7,743 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

13

The Hartford Capital Appreciation Fund
Investment Valuation Hierarchy Level Summary – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
Common Stocks	$79,825	$23,256	$(4,166	)†	$—	$2,647	$(29,767)	$—	$—	$71,795
Total	$79,825	$23,256	$(4,166)		$—	$2,647	$(29,767)	$—	$—	$71,795

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $(4,166).

The accompanying notes are an integral part of these financial statements.

14

Hartford Capital Appreciation HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $8,683,904)	$8,741,554
Cash	98
Foreign currency on deposit with custodian (cost $4)	4
Unrealized appreciation on foreign currency contracts	13,506
Receivables:
Investment securities sold	116,670
Fund shares sold	1,147
Dividends and interest	11,780
Other assets	12
Total assets	8,884,771
Liabilities:
Unrealized depreciation on foreign currency contracts	2,429
Payables:
Investment securities purchased	95,138
Fund shares redeemed	5,388
Investment management fees	738
Distribution fees	34
Accrued expenses	320
Total liabilities	104,047
Net assets	$8,780,724
Summary of Net Assets:
Capital stock and paid-in-capital	$9,586,191
Undistributed net investment income	60,549
Accumulated net realized loss	(934,641)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	68,625
Net assets	$8,780,724
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$40.03
Shares outstanding	194,359
Net assets	$7,779,237
Class IB: Net asset value per share	$39.66
Shares outstanding	25,253
Net assets	$1,001,487

The accompanying notes are an integral part of these financial statements.

15

Hartford Capital Appreciation HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$87,386
Interest	3,901
Less: Foreign tax withheld	(3,752)
Total investment income, net	87,535

Expenses:
Investment management fees	30,031
Transfer agent fees	3
Distribution fees - Class IB	1,420
Custodian fees	106
Accounting services fees	812
Board of Directors' fees	120
Audit fees	34
Other expenses	589
Total expenses (before fees paid indirectly)	33,115
Commission recapture	(167)
Total fees paid indirectly	(167)
Total expenses, net	32,948
Net investment income	54,587

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	195,146
Net realized gain on foreign currency contracts	388
Net realized gain on other foreign currency transactions	1,301
Net Realized Gain on Investments and Foreign Currency Transactions	196,835

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	458,623
Net unrealized depreciation of purchased options	(140)
Net unrealized appreciation of foreign currency contracts	22,937
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(252)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	481,168
Net Gain on Investments and Foreign Currency Transactions	678,003
Net Increase in Net Assets Resulting from Operations	$732,590

The accompanying notes are an integral part of these financial statements.

16

Hartford Capital Appreciation HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$54,587	$90,518
Net realized gain on investments and foreign currency transactions	196,835	750,977
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	481,168	(1,939,769)
Net Increase (Decrease) In Net Assets Resulting From Operations	732,590	(1,098,274)
Distributions to Shareholders:
From net investment income
Class IA	—	(71,587)
Class IB	—	(6,414)
Total distributions	—	(78,001)
Capital Share Transactions:
Class IA
Sold	150,957	1,967,235
Issued on reinvestment of distributions	—	71,587
Redeemed	(1,190,899)	(1,742,622)
Total capital share transactions	(1,039,942)	296,200
Class IB
Sold	39,180	100,885
Issued on reinvestment of distributions	—	6,414
Redeemed	(222,336)	(368,116)
Total capital share transactions	(183,156)	(260,817)
Net increase (decrease) from capital share transactions	(1,223,098)	35,383
Net Decrease In Net Assets	(490,508)	(1,140,892)
Net Assets:
Beginning of period	9,271,232	10,412,124
End of period	$8,780,724	$9,271,232
Undistributed (distribution in excess of) net investment income	$60,549	$5,962
Shares:
Class IA
Sold	3,689	50,481
Issued on reinvestment of distributions	—	1,944
Redeemed	(28,950)	(42,673)
Total share activity	(25,261)	9,752
Class IB
Sold	961	2,434
Issued on reinvestment of distributions	—	176
Redeemed	(5,572)	(8,988)
Total share activity	(4,611)	(6,378)

The accompanying notes are an integral part of these financial statements.

17

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Capital Appreciation HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value

18

pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to

19

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

20

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account.

21

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or

22

less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the  Schedule of Investments, had outstanding purchased options contracts as of June 30, 2012. There were no transactions involving written options contracts during the six-month period ended June 30, 2012.

c)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$479	$—	$—	$479
Unrealized appreciation on foreign currency contracts	—	13,506	—	—	—	—	13,506
Total	$—	$13,506	$—	$479	$—	$—	$13,985

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$2,429	$—	$—	$—	$—	$2,429
Total	$—	$2,429	$—	$—	$—	$—	$2,429

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

23

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$388	$—	$—	$—	$—	$388
Total	$—	$388	$—	$—	$—	$—	$388

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$—	$—	$—	$(140)	$—	$—	$(140)
Net change in unrealized appreciation of foreign currency contracts	—	22,937	—	—	—	—	22,937
Total	$—	$22,937	$—	$(140)	$—	$—	$22,797

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

24

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$78,001	$61,562
Tax Return of Capital	—	7,438

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$6,056
Accumulated Capital and Other Losses*	(871,619)
Unrealized Depreciation†	(672,494)
Total Accumulated Deficit	$(1,538,057)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

25

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(2,433)
Accumulated Net Realized Gain (Loss)	(3,314)
Capital Stock and Paid-in-Capital	5,747

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$871,619
Total	$871,619

During the year ended December 31, 2011, the Fund utilized $791,337 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision

26

of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

27

Hartford Capital Appreciation HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.66%
Class IB	0.91%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $7. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	45.66%	45.30%

28

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$4,004,214
Sales Proceeds Excluding U.S. Government Obligations	5,069,914

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

29

Hartford Capital Appreciation HLS Fund

Financial Highlights

– Selected Per-Share Data (A) –

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Distributions from Capital		Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$37.20	$0.26	$–	$2.57	$2.83	$–		$–	$–		$–	$2.83	$40.03
IB	36.90	0.21	–	2.55	2.76	–		–	–		–	2.76	39.66

For the Year Ended December 31, 2011
IA	42.36	0.37	–	(5.20)	(4.83)	(0.33)		–	–		(0.33)	(5.16)	37.20
IB	42.00	0.32	–	(5.20)	(4.88)	(0.22)		–	–		(0.22)	(5.10)	36.90

For the Year Ended December 31, 2010
IA	36.63	0.30	–	5.72	6.02	(0.26)		–	(0.03)		(0.29)	5.73	42.36
IB	36.32	0.21	–	5.66	5.87	(0.16)		–	(0.03)		(0.19)	5.68	42.00

For the Year Ended December 31, 2009
IA	25.34	0.31	–	11.27	11.58	(0.29)		–	–		(0.29)	11.29	36.63
IB	25.14	0.25	–	11.14	11.39	(0.21)		–	–		(0.21)	11.18	36.32

For the Year Ended December 31, 2008
IA	52.46	0.46	–	(22.58)	(22.12)	(0.50	)(H)	(4.28)	(0.22	)(H)	(5.00)	(27.12)	25.34
IB	52.01	0.39	–	(22.37)	(21.98)	(0.39	)(H)	(4.28)	(0.22	)(H)	(4.89)	(26.87)	25.14

For the Year Ended December 31, 2007
IA	53.49	0.35	–	8.36	8.71	(0.07)		(9.67)	–		(9.74)	(1.03)	52.46
IB	53.21	0.22	–	8.28	8.50	(0.03)		(9.67)	–		(9.70)	(1.20)	52.01

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	In 2009, the Fund amended its 2008 federal tax return in order to change an election relating to the recognition and classification of certain net realized losses and ordinary income items. As a result, a portion of the distributions that were made by the Fund during 2008 were reclassified as return of capital. This reclassification had no impact on the total net assets or net asset value of the Fund.

30

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

7.60	%(E)	$7,779,237	0.66	%(F)	0.66	%(F)	1.17	%(F)	43%
7.47	(E)	1,001,487	0.91	(F)	0.91	(F)	0.93	(F)	–

(11.41)		8,169,178	0.67		0.67		0.95		113
(11.62)		1,102,054	0.92		0.92		0.71		–

16.50		8,889,906	0.67		0.67		0.77		95
16.21		1,522,218	0.92		0.92		0.52		–

45.67	(G)	8,410,214	0.68		0.68		1.03		128
45.30	(G)	1,595,912	0.93		0.93		0.79		–

(45.59)		6,017,984	0.67		0.67		1.12		131
(45.73)		1,295,065	0.92		0.92		0.87		–

16.83		12,123,834	0.67		0.67		0.68		101
16.53		2,933,905	0.92		0.92		0.42		–

31

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

32

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

33

Hartford Capital Appreciation HLS Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Capital Appreciation HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,076.04	$3.41	$1,000.00	$1,021.58	$3.32	0.66%	182	366
Class IB	$1,000.00	$1,074.69	$4.69	$1,000.00	$1,020.34	$4.57	0.91%	182	366

35

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-CA12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Disciplined Equity HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Disciplined Equity HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Disciplined Equity HLS Fund inception 05/29/1998

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class 1A. Growth results in classes other than Class 1A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Disciplined Equity IA	10.72%	3.93%	0.06%	5.15%
Disciplined Equity IB	10.59%	3.67%	-0.19%	4.88%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Disciplined Equity HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Manager
Mammen Chally, CFA
Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Disciplined Equity HLS Fund returned 10.72% for the six-month period ended June 30, 2012, outperforming its benchmark, the S&P 500, which returned 9.48% for the same period. The Fund also outperformed the 7.71% return of the average fund in the Lipper Large-Cap Core VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2012 was a volatile period. U.S. equities surged during the beginning of the period as investors shrugged off lingering uncertainty over eurozone sovereign debt and focused instead on improving economic data. Strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites for risk assets. However, following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. A lackluster U.S. jobs report, a heightened level of political uncertainty in France and Greece, and a host of Spanish and Italian bank downgrades by Moody’s dampened investor enthusiasm for equities. As the overall markets slowed, traditionally more defensive industries returned to favor while more cyclical industries experienced stronger sell-offs.

Overall equity market performance was positive for the period across all market capitalizations: large cap equities (+9.5%), mid caps (+7.9%), and small caps (+8.5%) all rose as represented by the S&P 500, S&P MidCap 400, and Russell 2000 Indices respectively. During the six-month period nine of ten sectors within the S&P 500 Index posted positive returns, led by Telecommunication Services (+17%) and Financials (+14%), while Energy (-2%) was the only sector to produce negative absolute returns.

The Fund outperformed its benchmark due to stock selection, which was strongest in Health Care, Information Technology, and Industrials. This was partially offset by weaker security selection in Consumer Discretionary, Energy, and Materials. Allocation among sectors had a negligible impact on relative performance (i.e. performance of the Fund as measured against the benchmark).

The largest contributors to benchmark relative performance were Regeneron Pharmaceuticals (Health Care), TJX Companies (Consumer Discretionary), and TransDigm Group (Industrials). Shares of biopharmaceutical company Regeneron Pharamaceuticals rose after the company reported better-than-expected sales and raised guidance during the second quarter. Shares of discount retailers TJX benefitted from increasing same-store sales growth in an environment of rising prices at some full-priced retailers. Shares of TransDigm Group, a global designer, producer and supplier of aircraft components for use on commercial and military aircraft in service, rose for the quarter after the company posted strong quarterly revenue and management raised its earnings guidance for the 2012 fiscal year. Top contributors to absolute performance (i.e. total return) included Apple (Information Technology).

The largest detractors from absolute performance and performance relative to the benchmark were Deckers Outdoor (Consumer Discretionary), Abercrombie & Fitch (Consumer Discretionary), and Chesapeake Energy (Energy). Deckers Outdoor is a designer and marketer of fashion-oriented footwear, including the UGG and Teva proprietary brands. Shares declined after disappointing guidance and margin pressures from higher product costs led to a reduction in consensus earnings expectations. Retailer Abercrombie & Fitch reported a disappointing quarter as same store sales turned modestly negative in the European flagships. Shares of Chesapeake Energy, a producer of natural gas, oil, and natural gas liquids, underperformed on concerns that increased spending on leaseholds and capital expenditures would not result in higher production guidance.

What is the outlook?

While the economic outlook has remained uncertain, our level of confidence in a continued modest global recovery has diminished more recently. Europe has been a concern for more than four quarters now; and, over the past couple of quarters we have seen dramatic reductions in growth in Brazil and India as well. China continues its gradual slowing. With slowing in more geographies recently, the risk has increased that China’s growth rate could deteriorate further given the importance of exports to their economy. While we have been optimistic about the U.S. economy and a continued recovery characterized by modest growth and manageable inflation, the data in the past few months has come in lower than we would have hoped and signals slowing conditions. The fact that many segments of the economy have not yet recovered to anywhere near peak conditions gives us some optimism that positive, albeit slower, growth will continue. In a global context, we

3

Hartford Disciplined Equity HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

believe that the U.S. economy continues to be better positioned than other major economies. However, the U.S. may face a fiscal cliff headwind early in 2013 with the potential expiration of various tax cuts. Market volatility may remain elevated as we approach the U.S. presidential election.

The Fund focuses on stock selection as the key driver of returns and uses proprietary fundamental and quantitative research in a disciplined framework to build a portfolio of what we believe to be the most attractive stocks. Sector exposures are residuals from this bottom-up stock selection process (i.e. stock by stock fundamental research) and are not explicit management decisions. Based on individual stock decisions, the Fund ended the period most overweight the Health Care, Information Technology, and Industrials sectors and most underweight the Financials, Telecommunication Services, and Energy sectors relative to the S&P 500 Index, the Fund’s benchmark.

Diversification by Industry
as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	0.8%
Banks (Financials)	4.8
Capital Goods (Industrials)	8.7
Commercial & Professional Services (Industrials)	1.8
Consumer Durables & Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	1.3
Diversified Financials (Financials)	5.2
Energy (Energy)	9.2
Food & Staples Retailing (Consumer Staples)	3.6
Food, Beverage & Tobacco (Consumer Staples)	6.6
Health Care Equipment & Services (Health Care)	4.3
Household & Personal Products (Consumer Staples)	1.2
Insurance (Financials)	1.7
Materials (Materials)	2.3
Media (Consumer Discretionary)	1.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	11.8
Retailing (Consumer Discretionary)	6.6
Semiconductors & Semiconductor Equipment (Information Technology)	0.8
Software & Services (Information Technology)	14.7
Technology Hardware & Equipment (Information Technology)	7.5
Telecommunication Services (Services)	0.7
Utilities (Utilities)	3.1
Short-Term Investments	0.7
Other Assets and Liabilities	0.4
Total	100.0%

4

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.8%
850	Ford Motor Co. w/ Rights	$8,148

	Banks - 4.8%
258	BB&T Corp.	7,945
245	PNC Financial Services Group, Inc.	14,971
691	Wells Fargo & Co.	23,095
		46,011
	Capital Goods - 8.7%
153	AMETEK, Inc.	7,653
72	Boeing Co.	5,374
54	Caterpillar, Inc.	4,592
103	Cooper Industries plc Class A	7,008
119	Dover Corp.	6,370
595	General Electric Co.	12,397
126	Illinois Tool Works, Inc.	6,646
59	Parker-Hannifin Corp.	4,566
79	TransDigm Group, Inc. ●Θ	10,634
188	United Technologies Corp.	14,178
27	W.W. Grainger, Inc.	5,162
		84,580
	Commercial & Professional Services - 1.8%
183	Equifax, Inc. ●	8,508
143	Towers Watson & Co.	8,578
		17,086
	Consumer Durables & Apparel - 1.1%
136	PVH Corp.	10,606

	Consumer Services - 1.3%
142	McDonald's Corp.	12,590

	Diversified Financials - 5.2%
131	Ameriprise Financial, Inc.	6,845
1,110	Bank of America Corp. Θ	9,079
33	BlackRock, Inc.	5,538
317	Citigroup, Inc. Θ	8,696
384	JP Morgan Chase & Co.	13,730
407	SLM Corp.	6,397
		50,285
	Energy - 9.2%
111	Anadarko Petroleum Corp.	7,371
107	Chevron Corp.	11,251
273	Cobalt International Energy ●	6,424
191	ConocoPhillips Holding Co.	10,690
217	Exxon Mobil Corp.	18,539
110	Marathon Petroleum Corp.	4,948
106	National Oilwell Varco, Inc.	6,815
158	Occidental Petroleum Corp. Θ	13,510
131	Phillips 66 ●	4,362
318	WPX Energy, Inc. ●	5,137
		89,047
	Food & Staples Retailing - 3.6%
110	Costco Wholesale Corp.	10,484
297	CVS Caremark Corp.	13,896
339	Walgreen Co.	10,018
		34,398
	Food, Beverage & Tobacco - 6.6%
367	Altria Group, Inc.	12,690
84	Lorillard, Inc.	11,040
233	PepsiCo, Inc.	16,443
272	Philip Morris International, Inc.	23,702
		63,875
	Health Care Equipment & Services - 4.3%
147	Covidien plc	7,862
112	McKesson Corp.	10,460
140	St. Jude Medical, Inc.	5,593
298	UnitedHealth Group, Inc. Θ	17,410
		41,325
	Household & Personal Products - 1.2%
151	Energizer Holdings, Inc. ●	11,353

	Insurance - 1.7%
109	ACE Ltd.	8,099
265	MetLife, Inc.	8,167
		16,266
	Materials - 2.3%
337	Dow Chemical Co. Θ	10,617
121	Newmont Mining Corp. Θ	5,882
41	Sherwin-Williams Co.	5,397
		21,896
	Media - 1.1%
225	Viacom, Inc. Class B	10,602

	Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
136	Agilent Technologies, Inc.	5,348
155	Amgen, Inc.	11,321
51	Biogen Idec, Inc. ●	7,320
301	Eli Lilly & Co.	12,915
344	Forest Laboratories, Inc. ●	12,019
219	Gilead Sciences, Inc. ●	11,218
669	Merck & Co., Inc.	27,919
34	Regeneron Pharmaceuticals, Inc. ●	3,937
124	Salix Pharmaceuticals Ltd. ●	6,727
108	Thermo Fisher Scientific, Inc.	5,583
137	Watson Pharmaceuticals, Inc. ●	10,163
		114,470
	Retailing - 6.6%
186	Abercrombie & Fitch Co. Class A Θ	6,360
79	Amazon.com, Inc. ●	18,031
391	Lowe's Co., Inc.	11,133
192	Ross Stores, Inc.	12,017
377	TJX Cos., Inc.	16,190
		63,731
	Semiconductors & Semiconductor Equipment - 0.8%
204	Avago Technologies Ltd.	7,338

	Software & Services - 14.7%
238	Accenture plc	14,315
768	Activision Blizzard, Inc.	9,204
275	eBay, Inc. ●	11,552
71	Factset Research Systems, Inc.	6,621
21	Google, Inc. ●	12,106
197	Intuit, Inc.	11,718
18	Mastercard, Inc.	7,708
862	Microsoft Corp.	26,354
619	Oracle Corp.	18,384
76	Teradata Corp. ●	5,485
312	VeriSign, Inc.	13,575

The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Software & Services - 14.7% - (continued)
298	Western Union Co.		$5,026
			142,048
	Technology Hardware & Equipment - 7.5%
74	Apple, Inc. ●		43,032
584	Cisco Systems, Inc.		10,032
447	EMC Corp. ●		11,463
152	Qualcomm, Inc.		8,469
			72,996
	Telecommunication Services - 0.7%
180	AT&T, Inc.		6,431

	Utilities - 3.1%
238	American Electric Power Co., Inc.		9,484
103	NextEra Energy, Inc.		7,086
482	Xcel Energy, Inc.		13,690
			30,260
	Total common stocks
	(cost $762,533)		$955,342

	Total long-term investments
	(cost $762,533)		$955,342

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $3,426,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $3,495)
$3,426	0.13%, 06/29/2012		$3,426
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,239, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $1,263)
1,239	0.15%, 06/29/2012		1,239
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $332, collateralized by U.S. Treasury Note 0.88%, 2016, value of $339)
332	0.20%, 06/29/2012		332
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $970, collateralized by FHLMC
4.00% - 6.00%, 2027 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2042, U.S. Treasury Bond
6.38%, 2027, U.S. Treasury Note 0.38% -
	8.75%, 2012 - 2017, value of $989)
970	0.15%, 06/29/2012		970
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $-, collateralized by U.S. Treasury Note 1.00%, 2013, value of $-)
—	0.13%, 06/29/2012		—
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $437, collateralized by GNMA 4.00%, 2042, value of $446)
437	0.20%, 06/29/2012		437
			6,404
	Total short-term investments
	(cost $6,404)		$6,404

	Total investments
	(cost $768,937) ▲	99.6%	$961,746
	Other assets and liabilities	0.4%	3,888
	Total net assets	100.0%	$965,634

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $769,559 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$212,978
Unrealized Depreciation	(20,791)
Net Unrealized Appreciation	$192,187

●	Non-income producing.

The accompanying notes are an integral part of these financial statements.

6

Θ	At June 30, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description	Option Type	Exercise Price/Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Abercrombie & Fitch Co. Option	Equity	$43.00	07/21/2012	260	$–	$16	$16
Bank of America Corp. Option	Equity	$8.00	07/21/2012	1,311	55	29	(26)
Citigroup, Inc. Option	Equity	$31.00	07/21/2012	343	3	11	8
Dow Chemical Co. Option	Equity	$33.00	07/21/2012	307	6	15	9
Newmont Mining Corp. Option	Equity	$55.00	07/21/2012	196	2	12	10
Occidental Petroleum Corp. Option	Equity	$87.50	07/21/2012	119	16	12	(4)
TransDigm Group, Inc. Option	Equity	$130.00	07/21/2012	75	39	16	(23)
UnitedHealth Group, Inc. Option	Equity	$62.50	07/21/2012	169	4	11	7
					$125	$122	$(3)

*      The number of contracts does not omit 000's.

Written Put Option Contracts Outstanding at June 30, 2012

Description	Option Type	Exercise Price/Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Agilent Technologies, Inc. Option	Equity	$36.00	07/21/2012	239	$6	$10	$4
Blackrock, Inc. Option	Equity	$140.00	07/21/2012	56	1	14	13
Caterpillar, Inc. Option	Equity	$80.00	07/21/2012	102	8	13	5
Ford Motor Co. Option	Equity	$9.00	07/21/2012	918	8	10	2
JP Morgan Chase & Co. Option	Equity	$26.00	07/21/2012	276	1	10	9
MetLife, Inc. Option	Equity	$25.00	07/21/2012	300	2	11	9
PVH Corp. Option	Equity	$72.50	07/19/2012	119	9	12	3
Regeneron Pharmaceuticals, Inc. Option	Equity	$100.00	07/21/2012	81	6	10	4
					$41	$90	$49

*      The number of contracts does not omit 000's.

Cash of $2,769 was pledged as collateral for open written put option contracts at June 30, 2012.

Futures Contracts Outstanding at June 30, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 (E-Mini) Future	76	Long	09/21/2012	$5,154	$5,024	$130

* The number of contracts does not omit 000's.

Cash of $266 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at June 30, 2012.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Disciplined Equity HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$955,342	$955,342	$–	$–
Short-Term Investments	6,404	–	6,404	–
Total	$961,746	$955,342	$6,404	$–
Futures *	130	130	–	–
Written Options *	99	99	–	–
Total	$229	$229	$–	$–
Liabilities:
Written Options *	53	53	–	–
Total	$53	$53	$–	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

8

Hartford Disciplined Equity HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $768,937)	$961,746
Cash	3,279	*†
Receivables:
Investment securities sold	194
Fund shares sold	198
Dividends and interest	1,302
Variation margin	247
Total assets	966,966
Liabilities:
Payables:
Investment securities purchased	151
Fund shares redeemed	828
Variation margin	15
Investment management fees	93
Distribution fees	4
Accrued expenses	75
Written options (proceeds $212)	166
Total liabilities	1,332
Net assets	$965,634
Summary of Net Assets:
Capital stock and paid-in-capital	$965,652
Undistributed net investment income	6,006
Accumulated net realized loss	(199,009)
Unrealized appreciation of investments	192,985
Net assets	$965,634
Shares authorized	3,500,000
Par value	$0.001
Class IA: Net asset value per share	$13.05
Shares outstanding	64,382
Net assets	$840,022
Class IB: Net asset value per share	$12.97
Shares outstanding	9,687
Net assets	$125,612

* Cash of $2,769 was designated to cover open put options written at June 30, 2012.

† Cash of $266 was pledged as initial margin deposit and collateral for open futures contracts at June 30, 2012.

The accompanying notes are an integral part of these financial statements.

9

Hartford Disciplined Equity HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$9,210
Interest	11
Total investment income, net	9,221

Expenses:
Investment management fees	3,562
Distribution fees - Class IB	164
Custodian fees	3
Accounting services fees	60
Board of Directors' fees	12
Audit fees	8
Other expenses	97
Total expenses (before fees paid indirectly)	3,906
Commission recapture	(8)
Total fees paid indirectly	(8)
Total expenses, net	3,898
Net investment income	5,323

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	37,224
Net realized gain on futures	1,393
Net realized gain on written options	338
Net Realized Gain on Investments and Other Financial Instruments	38,955

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	58,641
Net unrealized appreciation of futures	168
Net unrealized appreciation of written options	51
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	58,860
Net Gain on Investments and Other Financial Instruments	97,815
Net Increase in Net Assets Resulting from Operations	$103,138

The accompanying notes are an integral part of these financial statements.

10

Hartford Disciplined Equity HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$5,323	$11,096
Net realized gain on investments and other financial instruments	38,955	76,546
Net unrealized appreciation (depreciation) of investments and other financial instruments	58,860	(69,588)
Net Increase In Net Assets Resulting From Operations	103,138	18,054
Distributions to Shareholders:
From net investment income
Class IA	—	(10,406)
Class IB	—	(1,233)
Total distributions	—	(11,639)
Capital Share Transactions:
Class IA
Sold	20,086	40,647
Issued on reinvestment of distributions	—	10,406
Redeemed	(122,071)	(226,529)
Total capital share transactions	(101,985)	(175,476)
Class IB
Sold	6,074	12,903
Issued on reinvestment of distributions	—	1,233
Redeemed	(23,321)	(45,566)
Total capital share transactions	(17,247)	(31,430)
Net decrease from capital share transactions	(119,232)	(206,906)
Net Decrease In Net Assets	(16,094)	(200,491)
Net Assets:
Beginning of period	981,728	1,182,219
End of period	$965,634	$981,728
Undistributed (distribution in excess of) net investment income	$6,006	$683
Shares:
Class IA
Sold	1,578	3,390
Issued on reinvestment of distributions	—	891
Redeemed	(9,524)	(18,634)
Total share activity	(7,946)	(14,353)
Class IB
Sold	478	1,078
Issued on reinvestment of distributions	—	106
Redeemed	(1,827)	(3,775)
Total share activity	(1,349)	(2,591)

The accompanying notes are an integral part of these financial statements.

11

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Disciplined Equity HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or

12

redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-

13

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over

15

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, this risk is reduced through the use of an FCM. The Fund, as shown on the  Schedule of Investments, had outstanding futures contracts as of June 30, 2012.

b)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund had no outstanding purchased options contracts as of June 30, 2012. Transactions involving written options contracts for the Fund during the six-month period ended June 30, 2012, are summarized below:

	Options Contract Activity During the Six-month Period Ended June 30, 2012
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	1,268	$80
Written	9,614	734
Expired	(3,933)	(308)
Closed	(2,970)	(291)
Exercised	(1,199)	(93)
End of period	2,780	$122

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	774	$36
Written	8,594	411
Expired	(5,956)	(262)
Closed	(1,150)	(81)
Exercised	(171)	(14)
End of period	2,091	$90

* The number of contracts does not omit 000's.

16

c)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$—	$247	$—	$—	$247
Total	$—	$—	$—	$247	$—	$—	$247

Liabilities:
Variation margin payable *	$—	$—	$—	$15	$—	$—	$15
Written options, market value	—	—	—	166	—	—	166
Total	$—	$—	$—	$181	$—	$—	$181

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation (depreciation) of $130 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$1,393	$—	$—	$1,393
Net realized gain on written options	—	—	—	338	—	—	338
Total	$—	$—	$—	$1,731	$—	$—	$1,731

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of futures	$—	$—	$—	$168	$—	$—	$168
Net change in unrealized appreciation of written options	—	—	—	51	—	—	51
Total	$—	$—	$—	$219	$—	$—	$219

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

17

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$11,639	$14,230

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$682
Accumulated Capital and Other Losses*	(237,381)
Unrealized Appreciation†	133,543
Total Accumulated Deficit	$(103,156)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(877)
Accumulated Net Realized Gain (Loss)	877

18

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$50,480
2017	186,901
Total	$237,381

During the year ended December 31, 2011, the Fund utilized $77,777 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

19

Hartford Disciplined Equity HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.75%
Class IB	1.00%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan

20

provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	25.64%	25.32%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$160,839
Sales Proceeds Excluding U.S. Government Obligations	263,331

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Hartford Disciplined Equity HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$11.78	$0.08	$–	$1.19	$1.27	$–	$–	$–	$–	$1.27	$13.05
IB	11.73	0.06	–	1.18	1.24	–	–	–	–	1.24	12.97

For the Year Ended December 31, 2011
IA	11.79	0.14	–	(0.01)	0.13	(0.14)	–	–	(0.14)	(0.01)	11.78
IB	11.73	0.11	–	–	0.11	(0.11)	–	–	(0.11)	–	11.73

For the Year Ended December 31, 2010
IA	10.47	0.15	–	1.32	1.47	(0.15)	–	–	(0.15)	1.32	11.79
IB	10.42	0.13	–	1.30	1.43	(0.12)	–	–	(0.12)	1.31	11.73

For the Year Ended December 31, 2009
IA	8.46	0.15	–	2.01	2.16	(0.15)	–	–	(0.15)	2.01	10.47
IB	8.41	0.13	–	2.00	2.13	(0.12)	–	–	(0.12)	2.01	10.42

For the Year Ended December 31, 2008
IA	15.05	0.14	–	(5.37)	(5.23)	(0.14)	(1.22)	–	(1.36)	(6.59)	8.46
IB	14.97	0.12	–	(5.35)	(5.23)	(0.11)	(1.22)	–	(1.33)	(6.56)	8.41

For the Year Ended December 31, 2007
IA	14.08	0.16	–	1.01	1.17	(0.15)	(0.05)	–	(0.20)	0.97	15.05
IB	14.01	0.13	–	1.00	1.13	(0.12)	(0.05)	–	(0.17)	0.96	14.97

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

10.72	%(E)	$840,022	0.75	%(F)	0.75	%(F)	1.10	%(F)	16%
10.59	(E)	125,612	1.00	(F)	1.00	(F)	0.84	(F)	–

1.15		852,312	0.74		0.74		1.06		44
0.90		129,416	0.99		0.99		0.81		–

14.04		1,022,321	0.75		0.75		1.35		44
13.76		159,898	1.00		1.00		1.10		–

25.65	(G)	1,008,875	0.75		0.75		1.56		59
25.33	(G)	173,063	1.00		1.00		1.31		–

(37.27)		868,799	0.71		0.71		1.14		73
(37.43)		165,848	0.96		0.96		0.89		–

8.34		1,566,652	0.70		0.70		1.04		75
8.07		339,877	0.95		0.95		0.79		–

23

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

24

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

25

Hartford Disciplined Equity HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Disciplined Equity HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,107.23	$3.93	$1,000.00	$1,021.13	$3.77	0.75%	182	366
Class IB	$1,000.00	$1,105.85	$5.24	$1,000.00	$1,019.89	$5.02	1.00%	182	366

27

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-DE12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Dividend and Growth HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Dividend and Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Dividend and Growth HLS Fund inception 03/09/1994

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks a high level of current income consistent with growth of capital.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Dividend and Growth IA	7.35%	2.94%	0.58%	6.21%
Dividend and Growth IB	7.21%	2.69%	0.33%	5.94%
Russell 1000 Value Index	8.68%	3.01%	-2.19%	5.28%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Dividend and Growth HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Edward P. Bousa, CFA	Donald J. Kilbride	Matthew G. Baker
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Dividend and Growth HLS Fund returned 7.35% for the six-month period ended June 30, 2012, underperforming its benchmark, the S&P 500 Index, which returned 9.48% for the same period. The Fund performed in line with the 7.33% return of the average fund in the Lipper Equity Income VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six- month period ending June 30, 2012 was another extremely volatile period for equity markets. Global equities started the year on a strong note and continued to march higher in the first quarter of 2012, driven by strong corporate earnings growth and generally improving economic data. However, global equities reversed course during the second half of the period. A lackluster U.S. jobs report, a heightened level of political uncertainty in France and Greece, and a host of Spanish and Italian bank downgrades by Moody’s dampened investor enthusiasm for equities. As the overall equity markets slowed in the latter half of the period, traditionally more defensive industries returned to favor while more cyclical industries and companies experienced stronger sell-offs.

Overall equity market performance was positive for the period across all market capitalizations: large cap equities (+9.5%), small caps (+8.5%), and mid caps (+7.9%) all rose as represented by the S&P 500, Russell 2000, and S&P MidCap 400 Indices respectively. During the six-month period nine of ten sectors within the S&P 500 Index posted positive returns, led by Telecommunication Services (+17%) and Financials (+14%), while Energy (-2%) was the only sector to produce negative absolute returns.

The Fund’s underperformance relative to the S&P 500 was largely due to negative stock selection within Health Care, Information Technology, and Financials. This was partially offset by stronger selection in Industrials. Overall sector allocation, a residual of bottom-up stock selection (i.e. stock by stock fundamental research), was negative driven in part by our underweight (i.e. the Fund’s sector position was less than the benchmark position) to Information Technology and overweight to Energy. A modest cash position detracted in an upward trending market.

The Fund’s top detractors from benchmark-relative returns were Apple (Information Technology), Anadarko Petroleum (Energy), and Barrick Gold (Materials). Shares of Apple, a designer, manufacturer, and retailer of a range of interconnected computing devices and personal electronic products, moved higher after the company reported better-than-expected quarterly revenue and earnings driven by strong iPhone demand, especially internationally, and another record new product launch with the third version of the iPad. Not owning the stock hurt performance during the period. Shares of leading U.S. oil and gas exploration company Anadarko Petroleum were hurt by sharp declines in oil prices. Gold mining company Barrick Gold’s shares declined during the period after their Chief Executive Officer was fired and a new co-chairman was hired. Ultra Petroleum (Energy) and JC Penny (Consumer Discretionary) also detracted from absolute returns.

The Fund’s top contributors to benchmark-relative performance during the period were Comcast (Consumer Discretionary), Wells Fargo (Financials), and Google (Information Technology). Shares of Comcast, the largest U.S. cable communications company, rose after the company posted strong quarterly earnings and announced a 44% increase in its dividend and a $3 billion stock buyback. Wells Fargo, a leading U.S. bank, benefited from strong earnings, an announced 83% increase in its quarterly dividend, and a plan to increase share repurchase activity. The bank also had a positive bank stress test result, highlighting its strong balance sheet and solid capital ratios. Not owning benchmark component Google, the Internet search engine giant, helped relative results as the stock experienced pressure due to disappointing quarterly results and investors’ uncertainty about mobile economics. AT&T (Telecommunication Services) was among the top contributors to absolute performance.

What is the outlook?

While we have been sensitive to the uncertain economic outlook for some time, our level of confidence in a continued modest global recovery has diminished more recently. Europe has been a concern for more than four quarters now; over the

3

Hartford Dividend and Growth HLS Fund
Manager Discussion– (continued)
June 30, 2012 (Unaudited)

past couple of quarters we have seen dramatic reductions in growth in Brazil and India as well. Southern Europe is most likely in a recession and the recent data out of Germany and other parts of Northern Europe suggests slowing there as well. China continues its gradual slowing with most pundits suggesting Gross Domestic Product growth will bottom in the 7% area. With slowing in more geographies recently, the risk has increased that China’s growth rate could deteriorate further given the importance of exports to their economy. We had been relatively optimistic about the U.S. economy and a continued recovery characterized by modest growth and manageable inflation; however, the data in the past few months has come in lower than we would have hoped and signals slowing conditions.

Recent U.S. economic reports have been on the softer side, especially in the labor market. Compared to previous cyclical upturns, this expansion has been disappointingly muted. Still, there appear to be bright spots in the U.S. economy. Housing activity shows clear signs of healing, and with the decline in long-term mortgage rates to below 4%, refinancing activity has been rekindled. We believe that the income freed up by refinancings, as well as the drop in energy prices, should help boost consumer expenditures enough to partly offset the deterioration in industrial activity. In a global context, we believe that the U.S. economy continues to be better positioned than other major economies. However, the U.S. may face a fiscal cliff headwind early in 2013 with the potential expiration of various tax cuts. While we continue to be positive over the long term, we remain cautious in the near term; market volatility may remain elevated as we approach the U.S. Presidential election.

Our investment discipline is focused on investing in areas of strong demand and avoiding areas of oversupply. At the end of the period, our largest overweights relative to the benchmark were to the Financials, Health Care, and Utilities sectors, while we remained underweight the Information Technology, Consumer Staples, and Materials sectors.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	1.4%
Banks (Financials)	6.8
Capital Goods (Industrials)	7.2
Commercial & Professional Services (Industrials)	0.9
Diversified Financials (Financials)	6.4
Energy (Energy)	11.5
Food & Staples Retailing (Consumer Staples)	1.1
Food, Beverage & Tobacco (Consumer Staples)	5.5
Health Care Equipment & Services (Health Care)	3.2
Household & Personal Products (Consumer Staples)	1.4
Insurance (Financials)	4.7
Materials (Materials)	2.0
Media (Consumer Discretionary)	5.8
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	12.0
Retailing (Consumer Discretionary)	3.0
Semiconductors & Semiconductor Equipment (Information Technology)	2.7
Software & Services (Information Technology)	8.8
Technology Hardware & Equipment (Information Technology)	2.5
Telecommunication Services (Services)	3.3
Transportation (Industrials)	2.4
Utilities (Utilities)	4.8
Short-Term Investments	2.5
Other Assets and Liabilities	0.1
Total	100.0%

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Automobiles & Components - 1.4%
3,010	Ford Motor Co. w/ Rights	$28,870
1,163	Johnson Controls, Inc.	32,220
		61,090
	Banks - 6.8%
1,213	PNC Financial Services Group, Inc.	74,127
1,444	US Bancorp	46,424
5,412	Wells Fargo & Co.	180,981
		301,532
	Capital Goods - 7.2%
677	Deere & Co.	54,773
703	Eaton Corp.	27,861
507	General Dynamics Corp.	33,455
3,284	General Electric Co.	68,438
913	Honeywell International, Inc.	50,993
133	Lockheed Martin Corp.	11,617
859	Raytheon Co.	48,611
280	Siemens AG ADR	23,567
		319,315
	Commercial & Professional Services - 0.9%
1,232	Waste Management, Inc.	41,134

	Diversified Financials - 6.4%
862	Ameriprise Financial, Inc.	45,066
2,361	Bank of America Corp.	19,309
251	BlackRock, Inc.	42,608
138	Goldman Sachs Group, Inc.	13,200
2,912	JP Morgan Chase & Co.	104,036
1,431	NYSE Euronext	36,595
115	State Street Corp.	5,149
1,628	UBS AG ADR	19,066
		285,029
	Energy - 11.5%
960	Anadarko Petroleum Corp.	63,562
969	Baker Hughes, Inc.	39,839
975	Chevron Corp.	102,903
2,001	EnCana Corp. ADR	41,674
1,924	Exxon Mobil Corp.	164,606
520	Occidental Petroleum Corp.	44,576
712	Total S.A. ADR	32,024
869	Ultra Petroleum Corp. ●	20,055
		509,239
	Food & Staples Retailing - 1.1%
1,076	CVS Caremark Corp.	50,264

	Food, Beverage & Tobacco - 5.5%
296	Anheuser-Busch InBev N.V.	23,568
873	General Mills, Inc.	33,642
1,264	PepsiCo, Inc.	89,316
674	Philip Morris International, Inc.	58,808
1,171	Unilever N.V. Class NY ADR	39,040
		244,374
	Health Care Equipment & Services - 3.2%
1,230	Cardinal Health, Inc.	51,664
1,748	Medtronic, Inc.	67,700
383	UnitedHealth Group, Inc.	22,419
		141,783
	Household & Personal Products - 1.4%
1,004	Procter & Gamble Co.	61,495

	Insurance - 4.7%
942	ACE Ltd.	69,819
366	Chubb Corp.	26,642
188	Marsh & McLennan Cos., Inc.	6,071
1,123	MetLife, Inc.	34,648
1,180	Principal Financial Group, Inc.	30,940
810	Prudential Financial, Inc.	39,224
		207,344
	Materials - 2.0%
790	Barrick Gold Corp.	29,671
1,840	Dow Chemical Co.	57,951
		87,622
	Media - 5.8%
3,354	Comcast Corp. Class A	107,212
518	Omnicom Group, Inc.	25,179
1,220	Time Warner, Inc.	46,964
336	Viacom, Inc. Class B	15,789
1,283	Walt Disney Co.	62,225
		257,369
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
812	AstraZeneca plc ADR	36,341
905	Bristol-Myers Squibb Co.	32,527
2,026	Eli Lilly & Co.	86,940
1,393	Johnson & Johnson	94,126
3,093	Merck & Co., Inc.	129,146
5,300	Pfizer, Inc.	121,890
834	Teva Pharmaceutical Industries Ltd. ADR	32,898
		533,868
	Retailing - 3.0%
629	J.C. Penney Co., Inc.	14,668
2,249	Lowe's Co., Inc.	63,958
975	Target Corp.	56,747
		135,373
	Semiconductors & Semiconductor Equipment - 2.7%
2,269	Intel Corp.	60,464
1,421	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,842
1,379	Texas Instruments, Inc.	39,576
		119,882
	Software & Services - 8.8%
510	Accenture plc	30,659
756	Automatic Data Processing, Inc.	42,051
1,273	eBay, Inc. ●	53,470
555	IBM Corp.	108,567
4,135	Microsoft Corp.	126,503
1,039	Oracle Corp.	30,860
		392,110
	Technology Hardware & Equipment - 2.5%
940	Avnet, Inc. ●	29,014
2,466	Cisco Systems, Inc.	42,334
689	Qualcomm, Inc.	38,345
		109,693
	Telecommunication Services - 3.3%
4,178	AT&T, Inc.	148,995

	Transportation - 2.4%
548	FedEx Corp.	50,210
726	United Parcel Service, Inc. Class B	57,199
		107,409

The accompanying notes are an integral part of these financial statements.

5

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Utilities - 4.8%
1,025	Dominion Resources, Inc.		$55,350
506	Edison International		23,386
977	Exelon Corp.		36,748
793	NextEra Energy, Inc.		54,597
245	PG&E Corp.		11,092
1,201	Xcel Energy, Inc.		34,126
			215,299

	Total common stocks
	(cost $3,628,111)		$4,330,219

	Total long-term investments
	(cost $3,628,111)		$4,330,219

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	07/02/2012 in the amount of $58,535,
	collateralized by FHLMC 5.50% - 6.50%,
	2035 - 2036, FNMA 5.00% - 6.00%, 2033
	- 2039, value of $59,706)
$58,535	0.13%, 06/29/2012		$58,535
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 07/02/2012 in the
	amount of $21,162, collateralized by U.S.
	Treasury Note 1.25% - 3.63%, 2014 -
	2020, value of $21,585)
21,162	0.15%, 06/29/2012		21,162
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/02/2012 in the amount of $5,670,
	collateralized by U.S. Treasury Note
	0.88%, 2016, value of $5,783)
5,670	0.20%, 06/29/2012		5,670
	TD Securities TriParty Joint Repurchase
	Agreement (maturing on 07/02/2012 in the
	amount of $16,570, collateralized by
	FHLMC 4.00% - 6.00%, 2027 - 2041,
	FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
	Treasury Bond 6.38%, 2027, U.S. Treasury
	Note 0.38% - 8.75%, 2012 - 2017, value of
16,570	$16,902) 0.15%, 06/29/2012		16,570
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 07/02/2012 in the
	amount of $6, collateralized by U.S.
	Treasury Note 1.00%, 2013, value of $6)
6	0.13%, 06/29/2012		6
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/02/2012 in the amount of $7,467,
	collateralized by GNMA 4.00%, 2042,
	value of $7,616)
7,467	0.20%, 06/29/2012		7,467
			109,410
	Total short-term investments
	(cost $109,410)		$109,410

	Total investments
	(cost $3,737,521) ▲	99.9%	$4,439,629
	Other assets and liabilities	0 .1%	2,571
	Total net assets	100.0%	$4,442,200

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

6

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $3,749,168 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$849,310
Unrealized Depreciation	(158,849)
Net Unrealized Appreciation	$690,461

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Dividend and Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,330,219	$4,330,219	$–	$–
Short-Term Investments	109,410	–	109,410	–
Total	$4,439,629	$4,330,219	$109,410	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

8

Hartford Dividend and Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $3,737,521)	$4,439,629
Cash	—
Receivables:
Investment securities sold	2,413
Fund shares sold	799
Dividends and interest	7,337
Total assets	4,450,178
Liabilities:
Payables:
Investment securities purchased	3,998
Fund shares redeemed	3,409
Investment management fees	381
Distribution fees	21
Accrued expenses	169
Total liabilities	7,978
Net assets	$4,442,200
Summary of Net Assets:
Capital stock and paid-in-capital	$3,724,666
Undistributed net investment income	51,087
Accumulated net realized loss	(35,661)
Unrealized appreciation of investments	702,108
Net assets	$4,442,200
Shares authorized	4,000,000
Par value	$0 .001
Class IA: Net asset value per share	$20 .76
Shares outstanding	183,281
Net assets	$3,804,325
Class IB: Net asset value per share	$20 .69
Shares outstanding	30,833
Net assets	$637,875

The accompanying notes are an integral part of these financial statements.

9

Hartford Dividend and Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$63,995
Interest	52
Less: Foreign tax withheld	(896)
Total investment income, net	63,151

Expenses:
Investment management fees	14,669
Transfer agent fees	3
Distribution fees - Class IB	829
Custodian fees	3
Accounting services fees	274
Board of Directors' fees	54
Audit fees	19
Other expenses	279
Total expenses (before fees paid indirectly)	16,130
Commission recapture	(16)
Total fees paid indirectly	(16)
Total expenses, net	16,114
Net investment income	47,037

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	116,540
Net Realized Gain on Investments and Foreign Currency Transactions	116,540

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	161,788
Net Changes in Unrealized Appreciation of Investments	161,788
Net Gain on Investments and Foreign Currency Transactions	278,328
Net Increase in Net Assets Resulting from Operations	$325,365

The accompanying notes are an integral part of these financial statements.

10

Hartford Dividend and Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$47,037	$94,097
Net realized gain on investments	116,540	294,702
Net unrealized appreciation (depreciation) of investments	161,788	(319,890)
Net Increase In Net Assets Resulting From Operations	325,365	68,909
Distributions to Shareholders:
From net investment income
Class IA	—	(81,230)
Class IB	—	(12,208)
Total distributions	—	(93,438)
Capital Share Transactions:
Class IA
Sold	65,943	192,919
Issued on reinvestment of distributions	—	81,230
Redeemed	(392,105)	(811,468)
Total capital share transactions	(326,162)	(537,319)
Class IB
Sold	32,651	91,132
Issued on reinvestment of distributions	—	12,208
Redeemed	(99,730)	(197,204)
Total capital share transactions	(67,079)	(93,864)
Net decrease from capital share transactions	(393,241)	(631,183)
Net Decrease In Net Assets	(67,876)	(655,712)
Net Assets:
Beginning of period	4,510,076	5,165,788
End of period	$4,442,200	$4,510,076
Undistributed (distribution in excess of)
net investment income	$51,087	$4,050
Shares:
Class IA
Sold	3,227	9,736
Issued on reinvestment of distributions	—	4,240
Redeemed	(19,139)	(40,935)
Total share activity	(15,912)	(26,959)
Class IB
Sold	1,594	4,600
Issued on reinvestment of distributions	—	639
Redeemed	(4,883)	(9,974)
Total share activity	(3,289)	(4,735)

The accompanying notes are an integral part of these financial statements.

11

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Dividend and Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund.

12

The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or

13

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted

designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

14

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

4.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute

15

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted

substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$93,438	$92,350

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$4,050
Accumulated Capital and Other Losses*	(140,554)
Unrealized Appreciation†	528,673
Total Accumulated Earnings	$392,169

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(47)
Accumulated Net Realized Gain (Loss)	47

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital

16

loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$140,554
Total	$140,554

During the year ended December 31, 2011, the Fund utilized $294,671 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

17

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.67%
Class IB	0.92%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used

18

to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.67%	24.36%

7.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$421,298
Sales Proceeds Excluding U.S. Government Obligations	805,023

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford Dividend and Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

20

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21

Hartford Dividend and Growth HLS Fund
Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$19.34	$0.22	$–	$1.20	$1.42	$–	$–	$–	$–	$1.42	$20.76
IB	19.30	0.20	–	1.19	1.39	–	–	–	–	1.39	20.69

FortheYearEndedDecember31,2011
IA	19.50	0.42	–	(0.16)	0.26	(0.42)	–	–	(0.42)	(0.16)	19.34
IB	19.46	0.36	–	(0.16)	0.20	(0.36)	–	–	(0.36)	(0.16)	19.30

FortheYearEndedDecember31,2010
IA	17.55	0.35	–	1.96	2.31	(0.36)	–	–	(0.36)	1.95	19.50
IB	17.51	0.32	–	1.94	2.26	(0.31)	–	–	(0.31)	1.95	19.46

FortheYearEndedDecember31,2009
IA	14.37	0.35	–	3.19	3.54	(0.36)	–	–	(0.36)	3.18	17.55
IB	14.34	0.33	–	3.16	3.49	(0.32)	–	–	(0.32)	3.17	17.51

FortheYearEndedDecember31,2008
IA	22.35	0.44	–	(7.57)	(7.13)	(0.44)	(0.41)	–	(0.85)	(7.98)	14.37
IB	22.28	0.42	–	(7.56)	(7.14)	(0.39)	(0.41)	–	(0.80)	(7.94)	14.34

FortheYearEndedDecember31,2007
IA	22.79	0.42	–	1.44	1.86	(0.41)	(1.89)	–	(2.30)	(0.44)	22.35
IB	22.72	0.37	–	1.42	1.79	(0.34)	(1.89)	–	(2.23)	(0.44)	22.28

(A)	Information presented relates to a share outstanding throughout the indicated period.

(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

7.35	%(E)	$3,804,325	0.67	%(F)	0.67	%(F)	2.10	%(F)	9%
7.21	(E)	637,875	0.92	(F)	0.92	(F)	1.85	(F)	–

1.32		3,851,657	0.67		0.67		1.98		24
1.06		658,419	0.92		0.92		1.73		–

13.21		4,409,787	0.68		0.68		1.87		32
12.93		756,001	0.93		0.93		1.62		–

24.68	(G)	4,247,031	0.69		0.69		2.24		34
24.36	(G)	815,752	0.94		0.94		2.00		–

(32.43)		3,628,793	0.67		0.67		2.20		41
(32.60)		776,959	0.92		0.92		1.95		–

8.26		5,842,788	0.67		0.67		1.70		27
7.98		1,501,363	0.92		0.92		1.45		–

23

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

24

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

25

Hartford Dividend and Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Dividend and Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,073.46	$3.45	$1,000.00	$1,021.53	$3.37	0.67%	182	366
Class IB	$1,000.00	$1,072.12	$4.74	$1,000.00	$1,020.29	$4.62	0.92%	182	366

27

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-DG12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Global Growth HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Global Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Global Growth HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Global Growth IA	9.66%	-9.16%	-4.63%	3.74%
Global Growth IB	9.53%	-9.39%	-4.87%	3.48%
MSCI World Growth Index	7.27%	-3.14%	-0.71%	5.67%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Global Growth HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Matthew D. Hudson, CFA	John A. Boselli, CFA*
Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

* Effective June 27, 2012, Mr. Boselli was added as a Portfolio Manager to the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Global Growth HLS Fund returned 9.66% for the six-month period ended June 30, 2012, outperforming its benchmark, the MSCI World Growth Index, which returned 7.27% for the same period. The Fund also outperformed the 6.34% return of the average fund in the Lipper Global Growth VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities surged in the first half of the period as markets looked past lingering uncertainty regarding eurozone sovereign debt, focusing instead on improving economic data. Strong corporate earnings news added to investors’ optimism, helping to offset heightened geopolitical risks. In sharp contrast to the first half of the period, global equities reversed course during the second half of the period as fears surrounding European sovereign debt once again took center stage. Growing concerns that Greece may exit the euro zone and the possibility of a banking crisis in Spain underpinned a rise in risk aversion among investors. In the U.S., new economic data remained subdued and included a lackluster U.S. jobs report. Analysis of market drivers show that investors favored safety-oriented and lower volatility stocks in the second half of the period.

For the semi-annual period, Growth stocks (+7.3%) outperformed Value stocks (+5.3%) as measured by the MSCI World Growth Index and the MSCI World Value Indexes, respectively. Within the MSCI World Growth Index, seven of ten sectors posted positive returns. Information Technology (+13%), Health Care (+12%), and Consumer Discretionary (+11%) gained the most, while the Energy (-6%), Utilities (-6%), and Materials (-2%) sectors lagged with negative returns.

The Fund’s outperformance versus its benchmark was primarily due to broad-based strong security selection, particularly in the Consumer Discretionary, Information Technology, and Health Care sectors. Sector allocation, a residual of our bottom-up stock selection process (i.e. stock by stock fundamental research), was also additive to relative returns, primarily due to an overweight (i.e. the Fund’s sector position was more than the benchmark position) to the outperforming Information Technology sector. Overall strong performance was partially offset by unfavorable selection in Consumer Staples, Energy, and Financials.

Top contributors to relative performance included Regeneron Pharmaceuticals (Health Care), Edwards Lifesciences (Health Care), and eBay (Information Technology). Regeneron Pharmaceuticals is an integrated biopharmaceutical company which discovers, develops, manufactures, and commercializes medicines for the treatment of serious medical conditions. Shares rose after the company reported better-than-expected sales of the firm’s recently launched macular degeneration drug Eylea. In addition, Regeneron substantially raised sales guidance for Eylea during the period. Edwards Lifesciences, a biotechnology firm specializing in heart valve technology and treatments for cardiovascular disease, saw its shares rise after the company issued higher than expected earnings guidance in April and released favorable test phase results for the next generation of Sapien 3 valves. Shares of eBay, a U.S.-based provider of online marketplaces and payment solutions, rose after the firm posted better-than-expected quarterly revenue and earnings due to strength in its marketplace segment and Paypal. The company also raised its revenue and earnings guidance for the 2012 fiscal year. Top contributors to absolute performance (i.e. total return) also included Apple (Information Technology).

The top detractors from the Fund’s relative performance were Green Mountain Coffee (Consumer Staples), Chesapeake Energy (Energy), and Juniper Networks (Information Technology). Green Mountain Coffee, a U.S.-based maker of Keurig single-cup brewing systems and coffee, saw its shares decline due to disappointing quarterly results and lower guidance from management. Growth in the company’s K-cups business fell below consensus expectations and the shortfall led to lower-than-expected operating profits. Chesapeake Energy, a U.S.-based producer of natural gas, oil, and natural gas liquids, underperformed due to concerns regarding corporate governance and uncertainty regarding the company’s ability to fund its capital expenditure plans. Juniper Networks, a leading provider of routing and security solutions to both carriers and enterprises, saw its shares decline as it was pressured by capital expenditure tightening among customers,

3

Hartford Global Growth HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

particularly in Europe. Top detractors from absolute performance also included Repsol (Energy).

What is the outlook?

Notwithstanding short-term volatility from quarter to quarter, we expect global economic growth to continue, but at a slow recovery rate and with varying degrees of recovery by region. While we believe that the U.S. economy appears more favorably positioned in a global context, we also recognize that the U.S. is not immune to growth setbacks and will have to address its fiscal imbalances in the coming years. Within emerging markets, we continue to see mixed stages of economic recovery and development.

In Europe, some relief was granted in late June after the European Union summit provided some clarity on support for Spanish banks and troubled banks elsewhere in the region, although significant challenges remain. In addition, Greek parliamentary elections put in place a coalition government that is more likely to support the existing bailout agreement, alleviating investors' fears of an imminent Euro breakup.

Portfolio construction is a bottom-up process based on intensive company research. Allocations among sectors are the result of individual stock decisions. At the end of the period, our stock-by-stock investment process resulted in greater-than-benchmark weights in Information Technology, Financials, Consumer Discretionary, Health Care, and Telecommunication Services. The Fund ended the period most underweight the Consumer Staples, Materials, and Energy sectors relative to the benchmark.

Diversification by Country

as of June 30, 2012

Percentage of
Country	Net Assets
Australia	1.5%
Belgium	0.7
Brazil	0.5
Canada	1.0
China	2.0
France	3.5
Germany	1.6
Hong Kong	3.6
Ireland	0.5
Israel	0.5
Italy	0.6
Japan	3.2
Jersey	0.4
Mexico	0.5
Netherlands	1.9
South Korea	1.2
Sweden	0.5
Switzerland	3.5
Taiwan	1.0
United Kingdom	5.6
United States	64.4
Short-Term Investments	5.3
Other Assets and Liabilities	(3.5)
Total	100.0%

4

Hartford Global Growth HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 0.5%
247	Nissan Motor Co., Ltd.	$2,344

	Banks - 2.3%
70	BNP Paribas	2,693
129	Standard Chartered plc	2,799
133	Wells Fargo & Co.	4,454
		9,946
	Capital Goods - 8.2%
78	Assa Abloy Ab	2,166
41	Boeing Co.	3,015
22	Cummins, Inc.	2,122
105	Honeywell International, Inc.	5,873
47	Illinois Tool Works, Inc.	2,491
93	Monadelphous Group Ltd.	2,110
28	Nidec Corp.	2,134
209	Rolls-Royce Holdings plc	2,812
106	Safran S.A.	3,952
50	Schneider Electric S.A.	2,771
15	SMC Corp.	2,640
63	Tyco International Ltd.	3,308
		35,394
	Commercial & Professional Services - 1.0%
41	Campbell Brothers	2,317
323	Seek Ltd.	2,117
		4,434
	Consumer Durables & Apparel - 3.9%
38	Cie Financiere Richemont S.A.	2,106
43	Coach, Inc.	2,515
1,270	Daphne International Holdings Ltd.	1,296
21	Hugo Boss AG	2,090
36	Lululemon Athletica, Inc. ●	2,145
3	NVR, Inc. ●	2,380
374	Prada S.p.A. ●	2,522
15	V.F. Corp.	2,015
		17,069
	Consumer Services - 2.9%
1,879	Galaxy Entertainment Group Ltd. ●	4,727
209	MGM Resorts International ●	2,336
1,001	Sands China Ltd. §	3,219
41	Starbucks Corp.	2,187
		12,469
	Diversified Financials - 6.6%
606	Aberdeen Asset Management plc	2,468
21	Affiliated Managers Group, Inc. ●	2,244
94	American Express Co.	5,490
17	BlackRock, Inc.	2,923
6	CME Group, Inc.	1,534
97	Discover Financial Services, Inc.	3,361
22	Goldman Sachs Group, Inc.	2,148
141	Hong Kong Exchanges & Clearing Ltd.	2,027
118	JP Morgan Chase & Co.	4,211
55	Moody's Corp.	2,025
		28,431
	Energy - 3.1%
36	Anadarko Petroleum Corp.	2,368
108	BG Group plc	2,205
48	Ensco plc	2,246
21	EOG Resources, Inc.	1,922
36	National Oilwell Varco, Inc.	2,293
34	Schlumberger Ltd.	2,218
		13,252
	Food & Staples Retailing - 0.9%
87	CVS Caremark Corp.	4,079

	Food, Beverage & Tobacco - 6.4%
39	Anheuser-Busch InBev N.V.	3,087
66	British American Tobacco plc	3,337
93	Green Mountain Coffee Roasters, Inc. ●	2,015
54	Groupe Danone	3,347
84	Japan Tobacco, Inc.	2,498
23	Lorillard, Inc.	3,008
23	Pernod-Ricard	2,482
52	Philip Morris International, Inc.	4,520
105	Unilever N.V. CVA	3,493
		27,787
	Health Care Equipment & Services - 4.8%
66	Aetna, Inc.	2,540
27	Edwards Lifesciences Corp. ●	2,744
3	Galenica AG	2,168
34	Humana, Inc.	2,641
27	McKesson Corp.	2,494
66	Medtronic, Inc.	2,572
52	UnitedHealth Group, Inc.	3,065
37	Wellpoint, Inc.	2,354
		20,578
	Insurance - 2.2%
40	Hannover Rueckversicherung AG	2,387
177	Lancashire Holdings Ltd.	2,206
246	Ping An Insurance (Group) Co.	1,988
44	Swiss Re Ltd.	2,767
		9,348
	Materials - 2.3%
47	Anglo American plc	1,552
54	Barrick Gold Corp.	2,047
327	Cemex S.A. de C.V. ADR ●	2,202
341	Glencore International plc	1,582
8	Syngenta AG	2,624
		10,007
	Media - 6.3%
70	CBS Corp. Class B	2,304
172	Comcast Corp. Class A	5,499
56	DirecTV Class A ●	2,751
306	News Corp. Class A	6,826
1,443	Sirius XM Radio, Inc. w/ Rights ●	2,669
64	Viacom, Inc. Class B	3,005
44	Walt Disney Co.	2,144
172	WPP plc	2,086
		27,284
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
62	Agilent Technologies, Inc.	2,433
52	Amgen, Inc.	3,813
41	Celgene Corp. ●	2,653
108	Gilead Sciences, Inc. ●	5,520
49	Life Technologies Corp. ●	2,205
77	Mylan, Inc. ●	1,639
21	Regeneron Pharmaceuticals, Inc. ●	2,390
20	Roche Holding AG	3,467
		24,120

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Retailing - 5.6%
19	Amazon.com, Inc. ●	$4,269
9	AutoZone, Inc. ●	3,121
38	Bed Bath & Beyond, Inc. ●	2,355
6	Fast Retailing Co., Ltd.	1,170
78	Gap, Inc.	2,139
124	Lowe's Co., Inc.	3,522
48	Next plc	2,407
8	Priceline.com, Inc. ●	5,448
		24,431
	Semiconductors & Semiconductor Equipment - 4.4%
86	Altera Corp.	2,910
92	ASML Holding N.V.	4,747
93	Intel Corp.	2,480
107	NVIDIA Corp. ●	1,485
5	Samsung Electronics Co., Ltd.	5,128
64	Xilinx, Inc.	2,145
		18,895
	Software & Services - 16.7%
40	Accenture plc	2,410
372	Activision Blizzard, Inc.	4,454
18	Alliance Data Systems Corp. ●	2,362
70	Amdocs Ltd. ●	2,089
36	Baidu, Inc. ADR ●	4,084
27	Citrix Systems, Inc. ●	2,246
170	eBay, Inc. ●	7,132
12	Google, Inc. ●	7,140
70	IAC/InterActiveCorp.	3,206
25	LinkedIn Corp. ●	2,609
7	Mastercard, Inc.	3,011
146	Microsoft Corp.	4,451
35	Netease.com, Inc. ●	2,054
62	Nice Systems Ltd. ●	2,262
290	Oracle Corp.	8,622
18	Salesforce.com, Inc. ●	2,448
43	SAP AG	2,549
37	Splunk, Inc.	1,042
88	Tencent Holdings Ltd.	2,608
26	Visa, Inc.	3,264
124	Western Union Co.	2,081
		72,124
	Technology Hardware & Equipment - 11.0%
768	AAC Technologies Holdings, Inc.	2,235
40	Apple, Inc. ●	23,459
298	EMC Corp. ●	7,636
461	Hitachi Ltd.	2,841
751	Hon Hai Precision Industry Co., Ltd.	2,271
147	Juniper Networks, Inc. ●	2,400
50	Qualcomm, Inc.	2,773
693	Quanta Computer, Inc.	1,861
91	Spectris plc	2,182
		47,658
	Telecommunication Services - 1.4%
203	China Mobile Ltd.	2,223
1,161	Sprint Nextel Corp. ●	3,786
		6,009
	Transportation - 1.6%
247	Delta Air Lines, Inc. ●	2,702
24	FedEx Corp.	2,200
20	Kuehne & Nagel International AG	2,108
		7,010
	Utilities - 0.5%
57	Cia de Saneamento Basico do Estado de Sao Paulo	2,156

	Total common stocks
	(cost $379,498)	$424,825

	Total long-term investments
	(cost $379,498)	$424,825

SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreements - 5.3%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $12,222,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $12,467)
$12,222	0.13%, 06/29/2012	$12,222
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $4,419, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $4,507)
4,419	0.15%, 06/29/2012	4,419
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,184, collateralized by U.S. Treasury Note 0.88%, 2016, value of $1,208)
1,184	0.20%, 06/29/2012	1,184
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $3,460, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.38% - 8.75%, 2012 - 2017, value of
	$3,529)
3,460	0.15%, 06/29/2012	3,460
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.00%, 2013, value of $1)
1	0.13%, 06/29/2012	1

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 5.3% - (continued)
Repurchase Agreements - 5.3% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,559, collateralized by GNMA 4.00%, 2042, value of $1,590)
$1,559	0.20%, 06/29/2012		$1,559
			22,845
	Total short-term investments
	(cost $22,845)		$22,845

	Total investments
	(cost $402,343) ▲	103.5%	$447,670
	Other assets and liabilities	(3.5)%	(15,055)
	Total net assets	100.0%	$432,615

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $403,212 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$53,177
Unrealized Depreciation	(8,719)
Net Unrealized Appreciation	$44,458

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $3,219, which represents 0.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	CSFB	Buy	$2,136	$2,099	07/03/2012	$37
AUD	DEUT	Buy	4,192	4,121	07/02/2012	71
CHF	SCB	Buy	617	605	07/03/2012	12
CHF	SSG	Sell	1,912	1,884	07/02/2012	(28)
EUR	BNP	Sell	618	618	07/05/2012	–
EUR	SSG	Buy	410	404	07/02/2012	6
EUR	SSG	Sell	12,861	12,675	07/02/2012	(186)
EUR	UBS	Buy	1,200	1,178	07/03/2012	22
GBP	BCLY	Buy	695	694	07/03/2012	1
GBP	BCLY	Sell	385	385	07/05/2012	–
GBP	DEUT	Sell	188	187	07/02/2012	(1)
GBP	DEUT	Buy	2,883	2,866	07/02/2012	17
GBP	JPM	Buy	1,156	1,143	07/03/2012	13
HKD	CBK	Buy	2,109	2,109	07/03/2012	–
HKD	CSFB	Buy	861	861	07/03/2012	–
JPY	BNP	Sell	6,037	6,051	07/02/2012	14
SEK	DEUT	Buy	998	980	07/02/2012	18
SEK	DEUT	Sell	217	213	07/02/2012	(4)
SEK	SCB	Sell	529	518	07/03/2012	(11)
						$(19)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$2,344	$–	$2,344	$–
Banks	9,946	4,454	5,492	–
Capital Goods	35,394	16,809	18,585	–
Commercial & Professional Services	4,434	–	4,434	–
Consumer Durables & Apparel	17,069	9,055	8,014	–
Consumer Services	12,469	4,523	7,946	–
Diversified Financials	28,431	23,936	4,495	–
Energy	13,252	11,047	2,205	–
Food & Staples Retailing	4,079	4,079	–	–
Food, Beverage & Tobacco	27,787	9,543	18,244	–
Health Care Equipment & Services	20,578	18,410	2,168	–
Insurance	9,348	–	9,348	–
Materials	10,007	4,249	5,758	–
Media	27,284	25,198	2,086	–
Pharmaceuticals, Biotechnology & Life Sciences	24,120	20,653	3,467	–
Retailing	24,431	20,854	3,577	–
Semiconductors & Semiconductor Equipment	18,895	9,020	9,875	–
Software & Services	72,124	66,967	5,157	–
Technology Hardware & Equipment	47,658	36,268	11,390	–
Telecommunication Services	6,009	3,786	2,223	–
Transportation	7,010	4,902	2,108	–
Utilities	2,156	2,156	–	–
Total	424,825	295,909	128,916	–
Short-Term Investments	22,845	–	22,845	–
Total	$447,670	$295,909	$151,761	$–
Foreign Currency Contracts*	211	–	211	–
Total	$211	$–	$211	$–
Liabilities:
Foreign Currency Contracts*	230	–	230	–
Total	$230	$–	$230	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $402,343)	$447,670
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	211
Receivables:
Investment securities sold	153,047
Fund shares sold	120
Dividends and interest	499
Total assets	601,547
Liabilities:
Unrealized depreciation on foreign currency contracts	230
Payables:
Investment securities purchased	167,952
Fund shares redeemed	640
Investment management fees	44
Distribution fees	2
Accrued expenses	64
Total liabilities	168,932
Net assets	$432,615
Summary of Net Assets:
Capital stock and paid-in-capital	$538,146
Undistributed net investment income	4,390
Accumulated net realized loss	(155,155)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	45,234
Net assets	$432,615
Shares authorized	3,400,000
Par value	$0.001
Class IA: Net asset value per share	$14.75
Shares outstanding	23,987
Net assets	$353,731
Class IB: Net asset value per share	$14.61
Shares outstanding	5,399
Net assets	$78,884

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$4,433
Interest	9
Less: Foreign tax withheld	(322)
Total investment income, net	4,120

Expenses:
Investment management fees	1,759
Transfer agent fees	1
Distribution fees - Class IB	109
Custodian fees	13
Accounting services fees	33
Board of Directors' fees	6
Audit fees	7
Other expenses	82
Total expenses (before fees paid indirectly)	2,010
Commission recapture	(6)
Total fees paid indirectly	(6)
Total expenses, net	2,004
Net investment income	2,116

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	22,741
Net realized loss on foreign currency contracts	(34)
Net realized gain on other foreign currency transactions	13
Net Realized Gain on Investments and Foreign Currency Transactions	22,720

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	18,888
Net unrealized depreciation of foreign currency contracts	(19)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(83)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	18,786
Net Gain on Investments and Foreign Currency Transactions	41,506
Net Increase in Net Assets Resulting from Operations	$43,622

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$2,116	$2,236
Net realized gain on investments and foreign currency transactions	22,720	52,217
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	18,786	(126,300)
Net Increase (Decrease) In Net Assets Resulting From Operations	43,622	(71,847)
Distributions to Shareholders:
From net investment income
Class IA	—	(149)
Total distributions	—	(149)
Capital Share Transactions:
Class IA
Sold	11,915	25,684
Issued on reinvestment of distributions	—	149
Redeemed	(46,434)	(99,236)
Total capital share transactions	(34,519)	(73,403)
Class IB
Sold	4,883	12,370
Redeemed	(16,522)	(35,398)
Total capital share transactions	(11,639)	(23,028)
Net decrease from capital share transactions	(46,158)	(96,431)
Net Decrease In Net Assets	(2,536)	(168,427)
Net Assets:
Beginning of period	435,151	603,578
End of period	$432,615	$435,151
Undistributed (distribution in excess of) net investment income	$4,390	$2,274
Shares:
Class IA
Sold	798	1,683
Issued on reinvestment of distributions	—	11
Redeemed	(3,058)	(6,477)
Total share activity	(2,260)	(4,783)
Class IB
Sold	330	819
Redeemed	(1,093)	(2,308)
Total share activity	(763)	(1,489)

The accompanying notes are an integral part of these financial statements.

12

Hartford Global Growth HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Global Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or

13

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith

14

the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

15

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid

16

pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$211	$—	$—	$—	$—	$211
Total	$—	$211	$—	$—	$—	$—	$211

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$230	$—	$—	$—	$—	$230
Total	$—	$230	$—	$—	$—	$—	$230

17

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

The ratio of foreign currency contracts to nets assets at June 30, 2012, was 8.37% compared to the six-month period ended June 30, 2012, average to net assets of 1.57%.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(34)	$—	$—	$—	$—	$(34)
Total	$—	$(34)	$—	$—	$—	$—	$(34)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(19)	$—	$—	$—	$—	$(19)
Total	$—	$(19)	$—	$—	$—	$—	$(19)

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale

18

adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$149	$1,250

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$2,274
Accumulated Capital and Other Losses*	(177,006)
Unrealized Appreciation†	25,579
Total Accumulated Deficit	$(149,153)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(60)
Accumulated Net Realized Gain (Loss)	60

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

19

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$14,541
2017	162,465
Total	$177,006

During the year ended December 31, 2011, the Fund utilized $52,908 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

20

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.81%
Class IB	1.06%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

21

Hartford Global Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.04%	0.04%
Total Return Excluding Payment from Affiliate	35.59%	35.26%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$278,424
Sales Proceeds Excluding U.S. Government Obligations	319,537

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

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23

Hartford Global Growth HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$13.45	$0.08	$–	$1.22	$1.30	$–	$–	$–	$–	$1.30	$14.75
IB	13.34	0.06	–	1.21	1.27	–	–	–	–	1.27	14.61

For the Year Ended December 31, 2011
IA	15.62	0.08	–	(2.24)	(2.16)	(0.01)	–	–	(0.01)	(2.17)	13.45
IB	15.53	0.04	–	(2.23)	(2.19)	–	–	–	–	(2.19)	13.34

For the Year Ended December 31, 2010
IA	13.71	0.04	–	1.91	1.95	(0.04)	–	–	(0.04)	1.91	15.62
IB	13.64	–	–	1.90	1.90	(0.01)	–	–	(0.01)	1.89	15.53

For the Year Ended December 31, 2009
IA	10.17	0.08	–	3.55	3.63	(0.09)	–	–	(0.09)	3.54	13.71
IB	10.12	0.05	–	3.53	3.58	(0.06)	–	–	(0.06)	3.52	13.64

For the Year Ended December 31, 2008
IA	22.42	0.12	–	(11.56)	(11.44)	(0.12)	(0.69)	–	(0.81)	(12.25)	10.17
IB	22.27	0.08	–	(11.47)	(11.39)	(0.07)	(0.69)	–	(0.76)	(12.15)	10.12

For the Year Ended December 31, 2007
IA	20.09	0.03	–	4.84	4.87	(0.01)	(2.53)	–	(2.54)	2.33	22.42
IB	20.02	(0.02)	–	4.81	4.79	(0.01)	(2.53)	–	(2.54)	2.25	22.27

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

9.66	%(E)	$353,731	0.81	%(F)	0.81	%(F)	0.95	%(F)	61%
9.53	(E)	78,884	1.06	(F)	1.06	(F)	0.70	(F)	–

(13.89)		352,947	0.80		0.80		0.46		57
(14.10)		82,204	1.05		1.05		0.22		–

14.25		484,754	0.81		0.81		0.28		62
13.96		118,824	1.06		1.06		0.03		–

35.64	(G)	488,720	0.81		0.81		0.67		70
35.31	(G)	126,320	1.06		1.06		0.42		–

(52.46)		419,183	0.75		0.75		0.67		76
(52.58)		112,226	1.00		1.00		0.42		–

25.05		1,028,843	0.73		0.73		0.13		75
24.74		299,788	0.98		0.98		(0.11)		–

25

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

26

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

27

Hartford Global Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Global Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,096.61	$4.22	$1,000.00	$1,020.84	$4.07	0.81%	182	366
Class IB	$1,000.00	$1,095.25	$5.52	$1,000.00	$1,019.59	$5.32	1.06%	182	366

29

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-GG12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Global Research HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Global Research HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Global Research HLS Fund inception 01/31/2008

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 1/31/08 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
Global Research IA	7.63%	-7.38%	0.00%
Global Research IB	7.49%	-7.62%	-0.24%
MSCI All Country World Index	6.01%	-5.96%	-0.96%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Global Research HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Cheryl M. Duckworth, CFA	Mark D. Mandel, CFA*
Senior Vice President and Associate Director of Global Industry Research	Director of Global Industry Research

* Mr. Mandel supervises a team of global industry analysts that manage the Fund. Mr. Mandel is not involved in day-to-day management of the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Global Research HLS Fund returned 7.63% for the six-month period ended June 30, 2012, outperforming its benchmark, the MSCI All Country World Index, which returned 6.01% for the same period. The Fund also outperformed the 6.23% return of the average fund in the Lipper Global Core VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2012 was a volatile period. Equities performed well during the beginning of the period as investors shrugged off lingering uncertainty over eurozone sovereign debt and focused instead on improving economic data in the U.S. Strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites for risk assets. However, following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. A lackluster U.S. jobs report, a heightened level of political uncertainty in France and Greece, and a host of Spanish and Italian bank downgrades by Moody’s dampened investor enthusiasm for equities. As the overall markets slowed, traditionally more defensive industries returned to favor while more cyclical industries experienced stronger sell-offs.

Eight of ten sectors in the MSCI All Country World Index rose during the period. Information Technology (+11%), Consumer Discretionary (+10%), and Financials (+9%) rose the most while returns in Energy (-4%) and Materials (-1%) lagged on a relative basis.

The Fund’s outperformance versus the benchmark was driven by positive security selection in eight of ten sectors. Stock selection was strongest in Information Technology, Health Care, and Financials while selection in Telecommunication Services and Consumer Staples detracted from relative performance (i.e. performance of the Fund as measured against the benchmark).

Top contributors to benchmark-relative performance during the period included Amylin Pharmaceuticals (Health Care), Regeneron Pharmaceuticals (Health Care), and Lorillard (Consumer Staples). Shares of Amylin Pharmaceuticals, a biopharmaceutical company focused on developing drugs for diabetes and other metabolic diseases, rose in response to speculation about a potential takeover. Shares of Regeneron Pharmaceuticals, an integrated biopharmaceutical company, rose after the company reported better-than-expected sales of the firm’s recently launched macular degeneration drug Eylea. In addition, Regeneron substantially raised sales guidance for Eylea during the period. Shares of Lorillard, a U.S.-based manufacturer of cigarettes, rose during the semi-annual period. During the first quarter, the company reported strong earnings growth for the fourth quarter of 2011 and announced a significant dividend increase, sending the shares higher. During the second quarter, Lorillard reported first quarter 2012 earnings that missed consensus expectations; despite the shortfall, the stock outperformed the broad market return during a period when investors generally favored safety-oriented stocks. Top contributors to absolute performance (i.e. total return) also included Apple (Information Technology).

The largest detractors from benchmark-relative returns were Green Mountain Coffee (Consumer Staples), Aquarius Platinum (Materials), and Leap Wireless (Telecommunication Services). Green Mountain Coffee, a U.S.-based maker of Keurig single-cup brewing systems and coffee, saw its shares decline due to disappointing quarterly results and lower guidance from management. Growth in the company’s K-cups business fell below consensus expectations and the shortfall led to lower-than-expected operating profits. Shares of Aquarius Platinum, an Australia-based platinum mining company with assets in South Africa and Zimbabwe, underperformed as the platinum price weakened during the period and Aquarius closed two of its unprofitable mines in South Africa in June. Leap Wireless, a U.S. wireless communications company that sells the Cricket brand wireless service, saw its shares fall after the company reported lower-than-expected margins due to high handset subsidies. In addition, Leap did not see the full seasonal benefit during the period due to delayed tax refunds and because of economic

3

Hartford Global Research HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

and competitive pressures. Top detractors from absolute performance also included Repsol (Energy).

What is the outlook?

We expect global economic growth to continue, but at a slow recovery rate and with varying degrees of recovery by region. While we believe that the U.S. economy appears more favorably positioned in a global context, we also recognize that the U.S. is not immune to growth setbacks and will have to address its fiscal imbalances in the coming years. Within emerging markets, we continue to see mixed stages of economic recovery and development.

Within Information Technology, we favor Software & Services companies. We have been underweight Semiconductors in recent quarters but closed the relative weight after adding new positions in several companies. Within Technology Hardware, we believe that enterprise spending remains strong.

Relative to the index, our Health Care holdings favor managed care where we believe the recent decline in utilization is both cyclical and secular, and companies that should benefit from the wave of generic drug introductions and a stable competitive environment.

In the Consumer Staples sector, we continue to favor tobacco, where we believe that strong business strategy among the dominant market players continues to support strong pricing. We are underweight Household Products companies based on the view that increased competition is resulting in higher levels of promotional activity, which, coupled with rising input costs, could negatively affect earnings.

The Fund ended the period most overweight (i.e. the Fund’s sector position was greater than the benchmark position) the Health Care, Energy, and Information Technology sectors and most underweight the Telecommunication Services, Industrials, and Financials sectors relative to the MSCI All Country World Index. The Fund’s largest absolute weightings were in the Financials, Information Technology, and Energy sectors.

Diversification by Country

as of June 30, 2012

Percentage of
Country	Net Assets
Australia	2.0%
Belgium	1.3
Brazil	1.3
Canada	3.3
Cayman Islands	0.0
Chile	0.1
China	0.6
Denmark	0.2
Egypt	0.0
Finland	0.0
France	3.3
Germany	1.6
Hong Kong	2.2
India	0.6
Indonesia	0.1
Ireland	0.9
Israel	0.7
Italy	0.2
Japan	5.1
Luxembourg	0.2
Malaysia	0.5
Marshall Islands	0.1
Mexico	0.5
Netherlands	1.0
Norway	1.3
Papua New Guinea	0.1
Philippines	0.2
Poland	0.0
Portugal	0.3
Russia	0.2
Singapore	0.3
South Africa	0.6
South Korea	0.7
Spain	0.8
Sweden	0.3
Switzerland	2.1
Taiwan	0.7
Thailand	0.2
Turkey	0.3
United Kingdom	7.5
United States	57.2
Short-Term Investments	0.7
Other Assets and Liabilities	0.7
Total	100.0%

4

Hartford Global Research HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles & Components - 2.0%
4	Daimler AG	$187
96	Dongfeng Motor Group Co., Ltd.	151
15	Ford Motor Co. w/ Rights	147
1	Michelin (C.G.D.E.) Class B	63
24	Nissan Motor Co., Ltd.	229
16	Peugeot S.A.	161
3	Renault S.A.	137
5	Stanley Electric Co., Ltd.	73
4	Tokai Rika Co., Ltd.	61
3	Toyoda Gosei Co., Ltd.	67
1	Toyota Boshoku Corp.	16
9	Toyota Motor Corp.	349
		1,641
	Banks - 7.6%
30	Banco Santander Brasil S.A.	232
8	Bancorpsouth, Inc.	118
27	Bangkok Bank plc	180
3	BankNordik P/F	34
—	Banque Cantonale Vaudoise	177
37	Barclays Bank plc ADR	94
11	BB&T Corp.	336
8	BNP Paribas	297
228	China Construction Bank	158
3	Citizens & Northern Corp.	48
4	Citizens Republic Bancorp, Inc. ●	75
30	DNB ASA	296
1	Gronlandsbanken	74
8	Hana Financial Holdings	242
5	Home Capital Group, Inc.	219
29	HSBC Holdings plc	257
43	Karnataka Bank Ltd.	72
129	Mitsubishi UFJ Financial Group, Inc.	620
6	National Bank of Canada	407
24	Oversea-Chinese Banking Corp., Ltd.	167
3	PNC Financial Services Group, Inc.	200
60	Regions Financial Corp.	407
31	Standard Chartered plc	676
3	Toronto-Dominion Bank	272
128	Turkiye Sinai Kalkinma Bankasi A.S.	131
12	Wells Fargo & Co.	387
		6,176
	Capital Goods - 6.1%
3	AMETEK, Inc.	146
15	BAE Systems plc	69
9	Beijing Enterprises Holdings Ltd.	53
4	Boeing Co.	287
1	Brenntag AG	148
1	Carlisle Cos., Inc.	33
3	Colfax Corp. ●	86
4	Cooper Industries plc Class A	251
5	Danaher Corp.	255
1	Dover Corp.	34
2	Edwards Group Ltd. ADR	16
2	Emerson Electric Co.	72
—	Esterline Technologies Corp. ●	27
3	Exelis, Inc.	27
25	General Electric Co.	530
6	Hiwin Technologies Corp.	59
5	Honeywell International, Inc.	252
3	IDEX Corp.	108
4	Illinois Tool Works, Inc.	215
5	Ingersoll-Rand plc	202
2	Joy Global, Inc.	106
2	Komatsu Ltd.	55
2	Lockheed Martin Corp.	178
6	Mitsui & Co., Ltd.	88
2	Moog, Inc. Class A ●	66
1	Nidec Corp.	81
5	Pentair, Inc.	189
3	Raytheon Co.	160
7	Rexel S.A.	112
12	Rolls-Royce Holdings plc	162
1	Safran S.A.	47
1	Siemens AG	79
1	Stanley Black & Decker, Inc.	41
—	Triumph Group, Inc.	28
4	United Technologies Corp.	322
2	Vallourec	87
4	Vinci S.A.	183
2	WESCO International, Inc. ●	97
—	Zodiac Aerospace	37
		4,988
	Commercial & Professional Services - 0.1%
2	Huron Consulting Group, Inc. ●	55
3	Qualicorp S.A.	26
15	Transfield Services Ltd.	27
		108
	Consumer Durables & Apparel - 1.3%
1	Adidas AG	71
3	Coach, Inc.	156
87	Daphne International Holdings Ltd.	89
—	Lennar Corp.	8
2	LVMH Moet Hennessy Louis Vuitton S.A.	304
2	NIKE, Inc. Class B	147
8	Prada S.p.A. ●	52
2	Salvatore Ferragamo Italia S.p.A. ●	49
74	Samsonite International S.A. ●	125
14	Stella International	35
		1,036
	Consumer Services - 0.3%
2	Carnival Corp.	83
5	Compass Group plc	48
12	Galaxy Entertainment Group Ltd. ●	30
1	Las Vegas Sands Corp.	22
1	Marriott International, Inc. Class A	21
12	Sands China Ltd. §	37
10	Shangri-La Asia Ltd.	19
—	Wyndham Worldwide Corp.	23
		283
	Diversified Financials - 4.8%
18	Aberdeen Asset Management plc	73
6	Ameriprise Financial, Inc.	307
—	BlackRock, Inc.	75
24	Citigroup, Inc.	645
15	EFG International AG ●	82
21	GAM Holding Ltd.	230
4	IBJ Leasing Co., Ltd.	97
9	ICAP plc	50

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Diversified Financials - 4.8% - (continued)
28	ING Groep N.V. ●	$189
4	Invesco Ltd.	101
27	Investec plc	161
17	JP Morgan Chase & Co.	611
10	Julius Baer Group Ltd.	366
1	LPL Financial Holdings, Inc. ●	46
8	Macquarie Group Ltd.	224
3	Matsui Securities Co., Ltd.	17
1	Nasdaq OMX Group, Inc. ●	21
2	NYSE Euronext	38
10	SEI Investments Co.	201
33	UBS AG	389
1	Warsaw Stock Exchange	16
		3,939
	Energy - 11.5%
7	Aban Offshore Ltd.	46
5	Alpha Natural Resources, Inc. ●	42
6	Anadarko Petroleum Corp.	365
1	Apache Corp.	52
10	Baker Hughes, Inc.	431
37	BG Group plc	752
2	BioFuel Energy Corp. ●	6
37	BP plc	250
1	BP plc ADR	49
10	Buru Energy Ltd.	32
19	Cairn Energy plc	78
1	Cameron International Corp. ●	46
3	Canadian Natural Resources Ltd. ADR	90
2	Celtic Exploration Ltd.	22
15	Chesapeake Energy Corp.	282
2	Chevron Corp.	158
46	CNOOC Ltd.	93
8	Cobalt International Energy ●	196
3	ConocoPhillips Holding Co.	174
8	Consol Energy, Inc.	228
3	Denbury Resources, Inc. ●	48
1	Dril-Quip, Inc. ●	58
4	EnCana Corp. ADR	91
5	Ensco plc	222
1	EOG Resources, Inc.	120
1	Exxon Mobil Corp.	109
6	GALP Energia S.A.	82
16	Green Plains Renewable Energy ●	102
3	Husky Energy, Inc.	68
8	Imperial Oil Ltd.	321
6	Indo Tambangraya Megah PT	21
—	Inpex Corp.	11
19	JX Holdings, Inc.	100
41	Karoon Gas Australia Ltd. ●	170
3	Kinder Morgan, Inc.	104
62	Kunlun Energy Co., Ltd.	100
2	Marathon Petroleum Corp.	94
3	National Oilwell Varco, Inc.	218
43	New Standard Energy Ltd.	24
—	Noble Energy, Inc.	31
3	Occidental Petroleum Corp.	233
6	Ocean Rig UDW, Inc. ●	78
17	Oil Search Ltd.	114
3	Painted Pony Petroleum Ltd.	20
5	Patterson-UTI Energy, Inc.	72
5	Peabody Energy Corp.	122
12	Petroleo Brasileiro S.A. ADR	232
10	Petroleum Geo-Services ●	123
1	Petrominerales Ltd.	14
14	Phillips 66 ●	456
2	Pioneer Natural Resources Co.	142
1	QEP Resources, Inc.	36
8	Reliance Industries Ltd.	102
3	Reliance Industries Ltd. GDR ■	73
27	Repsol YPF S.A.	428
27	Repsol YPF S.A. Rights	19
—	Rosetta Resources, Inc. ●	7
4	Sasol Ltd. ADR	176
1	Schlumberger Ltd.	83
5	Southwestern Energy Co. ●	171
7	Statoil ASA	172
5	Suncor Energy, Inc.	139
6	Superior Energy Services, Inc. ●	121
4	Tesoro Corp. ●	88
12	Tonengeneral Sekiyu KK	102
1	Tourmaline Oil Corp. ●	16
3	Trican Well Service Ltd.	30
4	Tupras-Turkiye Petrol Rafinerileri A.S.	86
35	Vantage Drilling Co. ●	53
62	Whitehaven Coal Ltd.	266
1	Whiting Petroleum Corp. ●	50
1	WPX Energy, Inc. ●	13
		9,323
	Food & Staples Retailing - 2.3%
2	Costco Wholesale Corp.	167
11	CVS Caremark Corp.	507
5	Jeronimo Martins ●	81
5	Seven & I Holdings Co., Ltd.	156
25	Sheng Siong Group Ltd. ●	8
60	Tesco plc	291
4	Walgreen Co.	129
5	Wal-Mart Stores, Inc.	341
6	Woolworths Ltd.	166
		1,846
	Food, Beverage & Tobacco - 8.3%
30	Altria Group, Inc.	1,023
8	Anheuser-Busch InBev N.V.	618
22	Bajaj Hindusthan Ltd.	12
16	Balrampur Chini Mills Ltd.	15
4	British American Tobacco plc	214
34	Britvic plc	177
23	Cott Corp. ●	187
6	Diamond Foods, Inc.	104
2	GLG Life Technology Corp. ⌂●†	1
16	Green Mountain Coffee Roasters, Inc. ●	342
12	Groupe Danone	746
30	Grupo Modelo S.A.B.	263
1	Imperial Tobacco Group plc	35
2	Japan Tobacco, Inc.	53
14	Kraft Foods, Inc.	557
10	Lorillard, Inc.	1,300
3	Omega Protein Corp. ●	25
6	Philip Morris International, Inc.	560

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Food, Beverage & Tobacco - 8.3% - (continued)
9	Pilgrim's Pride Corp. ●	$63
3	Salmar ASA	16
17	Smithfield Foods, Inc. ●	362
3	Unilever N.V. CVA	98
		6,771
	Health Care Equipment & Services - 3.0%
2	Aetna, Inc.	91
1	Allscripts Healthcare Solutions, Inc. ●	14
1	AmerisourceBergen Corp.	37
7	Boston Scientific Corp. ●	42
1	Cardinal Health, Inc.	62
3	CIGNA Corp.	132
6	Covidien plc	318
1	HCA Holdings, Inc.	35
1	Hologic, Inc. ●	25
—	M3, Inc.	129
3	McKesson Corp.	317
5	Medtronic, Inc.	195
3	NMC Health plc	9
10	Smith & Nephew plc	101
3	St. Jude Medical, Inc.	128
1	Stryker Corp.	57
—	SXC Health Solutions Corp. ●	24
10	UnitedHealth Group, Inc.	564
2	Vanguard Health Systems, Inc. ●	22
3	Zimmer Holdings, Inc.	167
		2,469
	Insurance - 3.1%
3	Aflac, Inc.	136
106	Ageas	210
2	American International Group, Inc. ●	77
3	Aon plc	136
10	AXA S.A.	138
2	Berkshire Hathaway, Inc. Class B ●	175
11	Brasil Insurance Participacoes e Administracao S.A.	101
31	Discovery Holdings Ltd.	194
11	FBD Holdings	108
4	Marsh & McLennan Cos., Inc.	123
5	National Financial Partners Corp. ●	70
3	Principal Financial Group, Inc.	79
8	Progressive Corp.	172
36	Storebrand ASA	139
5	Swiss Re Ltd.	298
4	Unum Group	82
15	XL Group plc	314
		2,552
	Materials - 7.6%
3	Air Products & Chemicals, Inc.	232
4	Akzo Nobel N.V.	177
1	Allegheny Technologies, Inc.	19
8	Allied Nevada Gold Corp. ●	215
15	Anglo American plc	506
3	Antofagasta plc	45
160	Aquarius Platinum Ltd.	115
7	Asahi Kasei Corp.	38
5	Ball Corp.	197
2	Barrick Gold Corp.	71
4	BASF SE	279
4	BHP Billiton plc	112
1	Cabot Corp.	45
1	Celanese Corp.	37
—	CF Industries Holdings, Inc.	82
53	China Shanshui Cement Group	37
1	Crown Holdings, Inc. ●	43
2	Detour Gold Corp. ●	30
6	Dow Chemical Co.	192
1	Eastman Chemical Co.	39
7	EcoSynthetix, Inc. ●	25
5	Fertilizantes Heringer S.A. ●	28
5	First Quantum Minerals Ltd.	97
1	FMC Corp.	48
16	Fortescue Metals Group Ltd.	83
1	Freeport-McMoRan Copper & Gold, Inc.	37
3	Goldcorp, Inc.	123
11	Graphic Packaging Holding Co. ●	63
2	HeidelbergCement AG	94
780	Huabao International Holdings Ltd.	388
2	Ivanhoe Mines Ltd. ●	19
2	Ivanhoe Mines Ltd. Rights	2
1	JSR Corp.	22
7	Kinross Gold Corp.	59
3	LyondellBasell Industries Class A	130
—	Martin Marietta Materials, Inc.	38
2	MeadWestvaco Corp.	48
8	Methanex Corp.	215
3	Methanex Corp. ADR	86
6	Mitsubishi Chemical Holdings	26
101	Mongolian Mining Corp. ●	57
12	Mosaic Co.	661
1	New Gold, Inc. ●	10
69	Nine Dragons Paper Holdings	39
5	Owens-Illinois, Inc. ●	102
42	Perseus Mining Ltd.	110
3	Phosagro OAO §	37
13	PTT Chemical Public Co., Ltd. ●	23
6	Rexam plc	37
4	Rio Tinto plc	191
2	Rubicon Minerals Corp. ●	5
3	Shin-Etsu Chemical Co., Ltd.	170
116	Sino Forest Corp. Class A ⌂●†	—
13	Smurfit Kappa Group plc ●	87
2	Tikkurila Oy	30
9	Ube Industries Ltd.	21
1	Uralkali §	33
—	Walter Energy, Inc.	14
2	Westlake Chemical Corp.	83
17	Worthington Industries, Inc.	339
		6,191
	Media - 2.7%
1	AMC Networks, Inc. Class A ●	20
2	CBS Corp. Class B	72
14	Comcast Corp. Class A	459
6	Comcast Corp. Special Class A	179
3	DreamWorks Animation SKG, Inc. ●	48
—	Fuji Media Holdings, Inc.	53
4	Liberty Global, Inc. ●	180
2	Omnicom Group, Inc.	106
1	Publicis Groupe	61

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Media - 2.7% - (continued)
7	Reed Elsevier Capital, Inc.	$56
2	SES Global S.A.	37
16	Sirius XM Radio, Inc. w/ Rights ●	30
4	Viacom, Inc. Class B	178
5	Virgin Media, Inc.	121
12	Walt Disney Co.	563
		2,163
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
1	Acorda Therapeutics, Inc. ●	21
1	Actelion Ltd.	23
1	Agilent Technologies, Inc.	47
1	Algeta ASA ●	41
—	Alk-Abello A/S	15
9	Alkermes plc ●	161
3	Almirall S.A.	18
15	Amylin Pharmaceuticals, Inc. ●	411
2	Arena Pharmaceuticals, Inc. ●	23
1	Astellas Pharma, Inc.	40
3	AstraZeneca plc	124
2	AstraZeneca plc ADR	110
1	Auxilium Pharmaceuticals, Inc. ●	35
1	Biogen Idec, Inc. ●	118
8	Bristol-Myers Squibb Co.	293
2	Cadence Pharmaceuticals, Inc. ●	6
1	Cubist Pharmaceuticals, Inc. ●	39
12	Daiichi Sankyo Co., Ltd.	198
6	Eisai Co., Ltd.	262
23	Elan Corp. plc ADR ●	337
7	Eli Lilly & Co.	307
6	Exelixis, Inc. ●	31
9	Forest Laboratories, Inc. ●	302
2	Gilead Sciences, Inc. ●	126
1	H. Lundbeck A/S	18
2	Immunogen, Inc. ●	25
2	Incyte Corp. ●	36
2	Ironwood Pharmaceuticals, Inc. ●	32
1	Johnson & Johnson	66
2	Medicines Co. ●	57
11	Merck & Co., Inc.	438
2	Mylan, Inc. ●	43
1	NPS Pharmaceuticals, Inc. ●	12
1	Ono Pharmaceutical Co., Ltd.	53
1	Onyx Pharmaceuticals, Inc. ●	38
1	Pacira Pharmaceuticals, Inc. ●	8
11	Pfizer, Inc.	261
3	Regeneron Pharmaceuticals, Inc. ●	321
2	Rigel Pharmaceuticals, Inc. ●	22
1	Roche Holding AG	106
2	Salix Pharmaceuticals Ltd. ●	82
2	Seattle Genetics, Inc. ●	42
12	Shionogi & Co., Ltd.	162
—	Targacept, Inc. ●	2
14	Teva Pharmaceutical Industries Ltd. ADR	552
1	Thermo Fisher Scientific, Inc.	38
4	UCB S.A.	212
1	Vertex Pharmaceuticals, Inc. ●	62
—	Waters Corp. ●	13
1	Watson Pharmaceuticals, Inc. ●	58
		5,847
	Real Estate - 3.1%
—	Acadia Realty Trust	10
1	Aliansce Shopping Centers S.A.	8
3	American Assets Trust, Inc.	81
—	American Campus Communities, Inc.	16
2	American Tower Corp. REIT	122
7	Ascendas Real Estate Investment Trust	12
—	Avalonbay Communities, Inc.	25
8	Ayala Land, Inc.	4
—	Boardwalk REIT	18
—	Boston Properties, Inc.	38
8	BR Malls Participacoes S.A.	92
4	BR Properties S.A.	50
2	British Land Co. plc	14
—	Camden Property Trust	26
10	Capitacommercial Trust	10
8	Capitamall Trust	12
1	Castellum AB	7
60	China Overseas Grand Oceans Group Ltd.	54
1	Coresite Realty Corp.	17
2	Daito Trust Construction Co., Ltd.	163
1	DDR Corp.	15
1	Derwent London plc	19
17	Dexus Property Group	16
—	Digital Realty Trust, Inc.	27
1	Douglas Emmett, Inc.	16
—	EastGroup Properties, Inc.	10
1	Education Realty Trust, Inc.	9
—	Equity Lifestyle Properties, Inc.	15
1	Equity Residential Properties Trust	32
9	Forest City Enterprises, Inc. Class A ●	126
36	Fortune REIT	21
1	Glimcher Realty Trust	12
1	GSW Immobilien AG ●	28
13	Hammerson plc	87
1	HCP, Inc.	28
1	Health Care, Inc.	37
1	Host Hotels & Resorts, Inc.	18
4	Hysan Development Co., Ltd.	17
—	Icade	7
—	Industrial & Infrastructure Fund Investment Corp.	6
—	Kilroy Realty Corp.	22
1	LaSalle Hotel Properties	17
34	Link REIT	138
2	Mitsubishi Estate Co., Ltd.	35
2	Mitsui Fudosan Co., Ltd.	29
—	Post Properties, Inc.	13
—	PSP Swiss Property	16
—	Public Storage	49
2	Rayonier, Inc.	104
1	RioCan REIT	22
187	Robinsons Land Corp.	78
2	Shaftesbury plc	19
2	Simon Property Group, Inc.	336
—	Stag Industrial, Inc.	3
2	Sun Hung Kai Properties Ltd.	19
—	Swiss Prime Site AG	15
—	Taubman Centers, Inc.	30
—	Unibail-Rodamco SE	44

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Real Estate - 3.1% - (continued)
20	Westfield Group	$191
14	Westfield Retail Trust	42
		2,547
	Retailing - 3.9%
2	Advance Automotive Parts, Inc.	135
3	Amazon.com, Inc. ●	723
—	AutoZone, Inc. ●	53
4	Cia Hering	68
1	Dollar General Corp. ●	77
2	Family Dollar Stores, Inc.	106
3	Gap, Inc.	72
4	Hennes & Mauritz Ab	128
4	Home Depot, Inc.	202
2	Industria de Diseno Textil S.A.	169
96	Intime Department Store	95
10	Liberty Media - Interactive A ●	185
16	Lowe's Co., Inc.	455
15	Marks & Spencer Group plc	77
11	Myer Holdings Ltd.	19
—	Priceline.com, Inc. ●	240
15	Rakuten, Inc.	152
11	S.A.C.I. Falabella	103
2	Target Corp.	88
		3,147
	Semiconductors & Semiconductor Equipment - 1.9%
9	ASM Pacific Technology	119
2	ASML Holding N.V.	82
1	ASML Holding N.V. ADR	62
1	Broadcom Corp. Class A	30
3	Cirrus Logic, Inc. ●	96
4	Cypress Semiconductor Corp.	50
5	Fairchild Semiconductor International, Inc. ●	69
1	International Rectifier Corp. ●	18
3	Linear Technology Corp.	104
2	Maxim Integrated Products, Inc.	47
—	Samsung Electronics Co., Ltd.	274
11	Skyworks Solutions, Inc. ●	314
90	Taiwan Semiconductor Manufacturing Co., Ltd.	245
		1,510
	Software & Services - 6.9%
8	Accenture plc	467
3	Activision Blizzard, Inc.	41
1	Alliance Data Systems Corp. ●	165
8	Automatic Data Processing, Inc.	455
11	Cadence Design Systems, Inc. ●	117
2	Citrix Systems, Inc. ●	168
4	Dropbox, Inc. ⌂●†	34
14	eBay, Inc. ●	577
2	Equinix, Inc. ●	386
1	Exlservice Holdings, Inc. ●	33
3	Fortinet, Inc. ●	75
4	Genpact Ltd. ●	74
—	Google, Inc. ●	56
4	Hisoft Technology International Ltd. ●	58
1	IBM Corp.	167
3	Intuit, Inc.	183
4	Kakaku.com, Inc.	131
12	Microsoft Corp.	380
1	MicroStrategy, Inc. ●	94
19	Oracle Corp.	567
1	Rackspace Hosting, Inc. ●	64
1	Salesforce.com, Inc. ●	167
8	Sapient Corp.	76
3	Splunk, Inc.	73
4	Tencent Holdings Ltd.	106
2	Teradata Corp. ●	111
2	Tibco Software, Inc. ●	60
2	Vantiv, Inc. ●	54
4	VeriSign, Inc.	171
2	Visa, Inc.	287
—	VMware, Inc. ●	16
14	Western Union Co.	244
		5,657
	Technology Hardware & Equipment - 4.2%
27	AAC Technologies Holdings, Inc.	79
17	Advantech Co., Ltd.	56
3	Apple, Inc. ●	1,807
1	Audience, Inc.	14
4	Calix, Inc. ●	30
3	Ciena Corp. ●	51
10	EMC Corp. ●	250
2	Finisar Corp. ●	31
4	Hewlett-Packard Co.	82
14	Hitachi Ltd.	84
38	Hon Hai Precision Industry Co., Ltd.	114
6	Juniper Networks, Inc. ●	95
1	National Instruments Corp.	16
8	Qualcomm, Inc.	458
3	Riverbed Technology, Inc. ●	42
1	Rogers Corp. ●	31
44	Synnex Technology International Corp.	107
2	Trimble Navigation Ltd. ●	78
		3,425
	Telecommunication Services - 3.0%
7	America Movil SAB de C.V. ADR	170
63	Axiata Group Berhad	110
27	Bharti Televentures	149
72	China Unicom Ltd.	90
11	Cincinnati Bell, Inc. ●	42
3	Crown Castle International Corp. ●	150
16	Frontier Communications Corp.	61
17	Leap Wireless International, Inc. ●	112
9	MetroPCS Communications, Inc. ●	52
1	Millicom International Cellular SDR	110
5	Mobile Telesystems OJSC ADR	87
6	MTN Group Ltd.	96
4	NII Holdings, Inc. Class B ●	37
22	Orascom Telecom Media and Technology Holding SAE ●§	27
1	P.T. Telekomunikasi Indonesia ADR	46
1	Philippine Long Distance Telephone Co. ADR	59
12	Portugal Telecom SGPS S.A.	53
1	SBA Communications Corp. ●	56
4	SK Telecom Co., Ltd. ADR	53
40	Sprint Nextel Corp. ●	131
5	Tele2 Ab B Shares	78
16	Telenor ASA	274

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Telecommunication Services - 3.0% - (continued)
3	Tim Participacoes S.A. ADR	$73
5	TW Telecom, Inc. ●	122
4	VimpelCom Ltd. ADR	29
66	Vodafone Group plc	184
1	Ziggo N.V. ●	31
		2,482
	Transportation - 3.2%
227	AirAsia Berhad	257
1	C.H. Robinson Worldwide, Inc.	69
7	Celadon Group, Inc.	117
10	Delta Air Lines, Inc. ●	114
1	Expeditors International of Washington, Inc.	23
3	FedEx Corp.	261
1	Genesee & Wyoming, Inc. Class A ●	49
71	Hutchinson Port Holdings Trust	51
4	J.B. Hunt Transport Services, Inc.	255
2	Kansas City Southern ●	128
3	Landstar System, Inc.	142
7	Localiza Rent a Car S.A.	110
3	Norfolk Southern Corp.	225
2	Quality Distribution, Inc. ●	25
1	Spirit Airlines, Inc. ●	21
16	Swift Transportation Co. ●	154
19	Transurban Group	113
26	US Airways Group, Inc. ●	345
4	Vitran Corp., Inc. ●	26
4	XPO Logistics, Inc. ●	63
51	Zhejiang Expressway Co., Ltd.	34
		2,582
	Utilities - 4.0%
6	Calpine Corp. ●	96
3	Cheung Kong Infrastructure	20
6	Chubu Electric Power Co., Inc.	100
14	Duke Energy Corp.	319
7	E.On AG	156
2	Edison International	76
1	Electricite de France	23
15	Enel S.p.A.	49
17	ENN Energy Holdings Ltd.	58
8	Gaz de France	194
124	Guangdong Investment Ltd.	90
4	International Power plc †	29
39	National Grid plc	418
9	NextEra Energy, Inc.	629
3	Northeast Utilities	112
1	OGE Energy Corp.	35
18	Osaka Gas Co., Ltd.	77
5	PG&E Corp.	221
1	Pinnacle West Capital Corp.	62
3	RWE AG	119
3	Severn Trent plc	70
8	Snam S.p.A.	37
3	Suez Environment S.A.	30
9	Tokyo Gas Co., Ltd.	47
3	Tractebel Energia S.A.	60
3	Xcel Energy, Inc.	90
		3,217
	Total common stocks
	(cost $77,703)	$79,900

PREFERRED STOCKS - 0.2%
	Automobiles & Components - 0.2%
1	Volkswagen AG N.V.	$156

	Total preferred stocks
	(cost $185)	$156

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
1	Industrial Select Sector SPDR Fund	$36
3	SPDR S&P Retail ETF	186

	Total exchange traded funds
	(cost $218)	$222

CORPORATE BONDS - 0.0%
	Petroleum and Coal Products Manufacturing - 0.0%
	Green Plains Renewable Energy
$13	5.75%, 11/01/2015 ۞	$11

	Total corporate bonds
	(cost $12)	$11

	Total long-term investments
	(cost $78,118)	$80,289

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $309,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $315)
$309	0.13%, 06/29/2012	$309
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $112, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $114)
112	0.15%, 06/29/2012	112
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $30, collateralized by U.S. Treasury Note 0.88%, 2016, value of $30)
30	0.20%, 06/29/2012	30

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7% - (continued)
Repurchase Agreements - 0.7% - (continued)
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $87, collateralized by FHLMC
4.00% - 6.00%, 2027 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2042, U.S. Treasury Bond
6.38%, 2027, U.S. Treasury Note 0.38% -
	8.75%, 2012 - 2017, value of $89)
$87	0.15%, 06/29/2012		$87
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $-, collateralized by U.S. Treasury Note 1.00%, 2013, value of $-)
—	0.13%, 06/29/2012		—
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $39, collateralized by GNMA 4.00%, 2042, value of $40)
39	0.20%, 06/29/2012		39
			577
	Total short-term investments
	(cost $577)		$577

	Total investments
	(cost $78,695) ▲	99.3%	$80,866
	Other assets and liabilities	0.7%	536
	Total net assets	100.0%	$81,402

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $80,227 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,847
Unrealized Depreciation	(8,208)
Net Unrealized Appreciation	$639

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $64, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $73, which represents 0.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Research HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $134, which represents 0.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	38
02/2011	2	GLG Life Technology Corp.	23
06/2011 - 07/2011	116	Sino Forest Corp. Class A	485

At June 30, 2012, the aggregate value of these securities was $35, which rounds to zero percent of total net assets.

۞	Convertible security.

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	CSFB	Buy	$2	$2	07/03/2012	$—
CHF	CSFB	Buy	—	—	07/03/2012	—
CHF	SSG	Sell	6	6	07/02/2012	—
EUR	BNP	Buy	35	35	07/03/2012	—
EUR	BNP	Sell	30	30	07/05/2012	—
EUR	SSG	Sell	3	3	07/02/2012	—
EUR	UBS	Buy	49	48	07/02/2012	1
GBP	BCLY	Sell	76	76	07/05/2012	—
GBP	DEUT	Sell	2	2	07/02/2012	—
GBP	DEUT	Buy	40	40	07/02/2012	—
GBP	JPM	Buy	94	93	07/03/2012	1
HKD	CBK	Buy	32	32	07/03/2012	—
JPY	BNP	Sell	11	11	07/02/2012	—
JPY	BNP	Sell	17	17	07/03/2012	—
JPY	BNP	Sell	23	23	07/05/2012	—
JPY	DEUT	Sell	6	6	08/01/2012	—
JPY	DEUT	Sell	190	199	08/01/2012	9
JPY	JPM	Sell	152	160	08/01/2012	8
NOK	DEUT	Sell	2	2	07/02/2012	—
SGD	CBK	Buy	1	1	07/03/2012	—
						$19

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

12

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of these financial statements.

13

Hartford Global Research HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,641	$147	$1,494	$—
Banks	6,176	2,955	3,221	—
Capital Goods	4,988	3,728	1,260	—
Commercial & Professional Services	108	81	27	—
Consumer Durables & Apparel	1,036	311	725	—
Consumer Services	283	149	134	—
Diversified Financials	3,939	2,045	1,894	—
Energy	9,323	6,171	3,152	—
Food & Staples Retailing	1,846	1,144	702	—
Food, Beverage & Tobacco	6,771	4,786	1,984	1
Health Care Equipment & Services	2,469	2,239	230	—
Insurance	2,552	1,465	1,087	—
Materials	6,191	3,637	2,554	—
Media	2,163	1,956	207	—
Pharmaceuticals, Biotechnology & Life Sciences	5,847	4,575	1,272	—
Real Estate	2,547	1,444	1,103	—
Retailing	3,147	2,507	640	—
Semiconductors & Semiconductor Equipment	1,510	790	720	—
Software & Services	5,657	5,386	237	34
Technology Hardware & Equipment	3,425	2,985	440	—
Telecommunication Services	2,482	1,338	1,144	—
Transportation	2,582	2,178	404	—
Utilities	3,217	1,700	1,488	29
Total	79,900	53,717	26,119	64
Corporate Bonds	11	—	11	—
Exchange Traded Funds	222	222	—	—
Preferred Stocks	156	—	156	—
Short-Term Investments	577	—	577	—
Total	$80,866	$53,939	$26,863	$64
Foreign Currency Contracts*	19	—	19	—
Total	$19	$—	$19	$—
Liabilities:
Foreign Currency Contracts*	—	—	—	—
Total	$—	$—	$—	$—

♦	For the six-month period ended June 30, 2012, investments valued at $245 were transferred from Level 1 to Level 2, and investments valued at $72 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

14

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
Common Stocks	$40	$4	$(43	)†	$—	$40	$(9)	$32	$—	$64
Total	$40	$4	$(43)		$—	$40	$(9)	$32	$—	$64

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $(43).

The accompanying notes are an integral part of these financial statements.

15

Hartford Global Research HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $78,695)	$80,866
Cash	3
Unrealized appreciation on foreign currency contracts	19
Receivables:
Investment securities sold	1,168
Fund shares sold	22
Dividends and interest	171
Other assets	12
Total assets	82,261
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Bank overdraft - foreign cash	1
Payables:
Investment securities purchased	707
Fund shares redeemed	111
Investment management fees	10
Distribution fees	1
Accrued expenses	29
Total liabilities	859
Net assets	$81,402
Summary of Net Assets:
Capital stock and paid-in-capital	$94,802
Undistributed net investment income	1,479
Accumulated net realized loss	(17,066)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	2,187
Net assets	$81,402
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$9.71
Shares outstanding	5,618
Net assets	$54,529
Class IB: Net asset value per share	$9 .65
Shares outstanding	2,784
Net assets	$26,873

The accompanying notes are an integral part of these financial statements.

16

Hartford Global Research HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,197
Interest	2
Less: Foreign tax withheld	(81)
Total investment income, net	1,118

Expenses:
Investment management fees	375
Distribution fees - Class IB	34
Custodian fees	30
Accounting services fees	8
Board of Directors' fees	1
Audit fees	9
Other expenses	11
Total expenses (before fees paid indirectly)	468
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	467
Net investment income	651

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	1,421
Net realized gain on futures	8
Net realized loss on foreign currency contracts	(27)
Net realized gain on other foreign currency transactions	4
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	1,406

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	3,830
Net unrealized appreciation of foreign currency contracts	33
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(1)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	3,862
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	5,268
Net Increase in Net Assets Resulting from Operations	$5,919

The accompanying notes are an integral part of these financial statements.

17

Hartford Global Research HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$651	$882
Net realized gain on investments, other financial instruments and foreign currency transactions	1,406	8,126
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	3,862	(17,710)
Net Increase (Decrease) In Net Assets Resulting From Operations	5,919	(8,702)
Distributions to Shareholders:
From net investment income
Class IA	—	(9)
Class IB	—	(4)
Total distributions	—	(13)
Capital Share Transactions:
Class IA
Sold	6,508	15,571
Issued on reinvestment of distributions	—	9
Redeemed	(8,773)	(26,693)
Total capital share transactions	(2,265)	(11,113)
Class IB
Sold	4,409	6,048
Issued on reinvestment of distributions	—	4
Redeemed	(5,176)	(13,223)
Total capital share transactions	(767)	(7,171)
Net decrease from capital share transactions	(3,032)	(18,284)
Net Increase (Decrease) In Net Assets	2,887	(26,999)
Net Assets:
Beginning of period	78,515	105,514
End of period	$81,402	$78,515
Undistributed (distribution in excess of)
net investment income	$1,479	$828
Shares:
Class IA
Sold	654	1,546
Issued on reinvestment of distributions	—	1
Redeemed	(887)	(2,710)
Total share activity	(233)	(1,163)
Class IB
Sold	447	600
Issued on reinvestment of distributions	—	1
Redeemed	(530)	(1,338)
Total share activity	(83)	(737)

The accompanying notes are an integral part of these financial statements.

18

Hartford Global Research HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Global Research HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments

19

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

20

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or

21

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid.

Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

22

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the

23

Hartford Global Research HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, this risk is reduced through the use of an FCM. As of June 30, 2012, the Fund had no outstanding futures contracts.

c)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$19	$—	$—	$—	$—	$19
Total	$—	$19	$—	$—	$—	$—	$19

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$8	$—	$—	$8
Net realized loss on foreign currency contracts	—	(27)	—	—	—	—	(27)
Total	$—	$(27)	$—	$8	$—	$—	$(19)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$33	$—	$—	$—	$—	$33
Total	$—	$33	$—	$—	$—	$—	$33

24

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$13	$1,100

25

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$831
Accumulated Capital and Other Losses*	(16,957)
Unrealized Depreciation†	(3,193)
Total Accumulated Deficit	$(19,319)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(88)
Accumulated Net Realized Gain (Loss)	88

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$16,957
Total	$16,957

During the year ended December 31, 2011, the Fund utilized $7,201 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

26

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.9000%
On next $500 million	0.8750%
On next $4 billion	0.8500%
On next $5 billion	0.8475%
Over $10 billion	0.8450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

27

Hartford Global Research HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	1.04%
Class IB	1.29%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.02%	0.02%
Total Return Excluding Payment from Affiliate	42.10%	41.76%

28

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$39,440
Sales Proceeds Excluding U.S. Government Obligations	42,228

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

29

Hartford Global Research HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase |(Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$9.02	$0.09	$—	$0.60	$0.69	$—	$—	$—	$—	$0.69	$9.71
IB	8.98	0.07	—	0.60	0.67	—	—	—	—	0 .67	9.65

For the Year Ended December 31, 2011
IA	9.94	0.11	—	(1.03)	(0.92)	—	—	—	—	(0.92)	9.02
IB	9.93	0.09	—	(1.04)	(0.95)	—	—	—	—	(0.95)	8.98

For the Year Ended December 31, 2010
IA	8.67	0.10	—	1.28	1.38	(0.11)	—	—	(0.11)	1.27	9.94
IB	8.66	0.08	—	1.28	1.36	(0.09)	—	—	(0.09)	1.27	9.93

For the Year Ended December 31, 2009
IA	6.16	0.08	—	2.51	2.59	(0.08)	—	—	(0.08)	2.51	8.67
IB	6.15	0.07	—	2.50	2.57	(0.06)	—	—	(0.06)	2.51	8.66

From January 31, 2008 (commencement of operations) through December 31, 2008
IA(H)	10.00	—	—	(3.78)	(3.78)	(0.05)	—	(0.01)	(0.06)	(3.84)	6.16
IB(H)	10.00	(0.08)	—	(3.72)	(3.80)	(0.04)	—	(0.01)	(0.05)	(3.85)	6.15

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Commenced operations on January 31, 2008.
(I)	During the year ended December 31, 2008, the Fund incurred $95.4 million in sales associated with the transition of assets from Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund, which merged into the Fund on August 22, 2008. These sales were excluded from the portfolio turnover rate calculation.

30

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

7.63	%(E)	$54,529	1.04	%(F)	1.04	%(F)	1.64	%(F)	48%
7.49	(E)	26,873	1.29	(F)	1.29	(F)	1.40	(F)	—

(9.28)		52,768	1.03		1.03		1.01		86
(9.51)		25,747	1.28		1.28		0.76		—

16.01		69,740	1.01		0.98		1.03		92
15.72		35,774	1.26		1.23		0.78		—

42.13	(G)	67,012	1.16		1.06		1.17		124
41.79	(G)	37,695	1.41		1.31		0.93		—

(37.87)	(E)	48,627	1.02	(F)	0.94	(F)	1.29	(F)	335	(I)
(38.01)	(E)	31,008	1.27	(F)	1.19	(F)	0.99	(F)	—

31

Hartford Global Research HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

32

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

33

Hartford Global Research HLS Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

Hartford Global Research HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2011	Beginning	Ending	December 31, 2011	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	½	full
	December 31, 2011	June 30, 2012	June 30, 2012	December 31, 2011	June 30, 2012	June 30, 2012	ratio	year	year
Class IA	$1,000.00	$1,076.27	$5.37	$1,000.00	$1,019.69	$5.22	1.04%	182	366
Class IB	$1,000.00	$1,074.93	$6.66	$1,000.00	$1,018.45	$6.47	1.29%	182	366

35

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-GR12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Growth HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Growth HLS Fund inception 04/30/2002

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $1,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Growth IA	10.43%	-6.63%	0.23%	5.65%
Growth IB	10.29%	-6.86%	-0.02%	5.39%
Russell 1000 Growth Index	10.08%	5.76%	2.87%	6.03%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Growth HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Manager
Andrew J. Shilling, CFA
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Growth HLS Fund returned 10.43% for the six-month period ended June 30, 2012, outperforming its benchmark, the Russell 1000 Growth Index, which returned 10.08% for the same period. The Fund outperformed the 10.17% return of the average fund in the Large-Cap Growth VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The first and second quarters of 2012 were near mirror images of one another in terms of what worked and what did not. U.S. equities rallied at the start of the year based on improving macroeconomic data, including lower unemployment levels and improving consumer confidence. Following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. Fears surrounding European sovereign debt difficulties reclaimed center stage.

Eight out of ten sectors of the Russell 1000 Growth Index had positive returns for the period. Health Care (+16%), Information Technology (+15%), and Financials (+15%) performed the best, while Utilities (-9%) and Energy (-4%) lagged. Growth stocks (+10.1%) outperformed Value stocks (+8.7%), as measured by the Russell 1000 Growth and Russell 1000 Value Indices.

The Fund’s relative performance benefited from strong security selection in Consumer Discretionary, Health Care, and Information Technology. Security selection in Consumer Staples and Energy detracted from relative returns, as did holding a modest cash position in an upward-trending market. Sector allocation, which is a residual of bottom-up stock selection (i.e. stock by stock fundamental research), contributed positively to relative performance. Positive effects from an overweight (i.e. the Fund’s sector position was more than the benchmark position) to Information Technology and an underweight to Energy was enough to offset the negative effects of the Fund’s underweight exposure to Financials and Health Care.

eBay (Information Technology), Edwards Lifesciences (Health Care), and Apple (Information Technology) were the top contributors to relative and absolute (i.e. total return) performance during the period. Shares of eBay, a provider of online marketplaces and payment solutions, saw its share price steadily increase over the period. Continued improvements in its marketplace segment and increased adoption of PayPal by retailers helped drive earnings growth. Shares of Edwards Lifesciences, a provider of products and technologies to treat advanced cardiovascular disease, rose after the company reported strong first quarter revenue and earnings, in part due to a great start for the U.S. Sapien launch. Shares of Apple moved higher after the company reported better-than-expected quarterly revenue and earnings led by robust sales of the iPhone 4S.

Top detractors from relative performance (i.e. performance of the Fund as measured against the benchmark) during the period were Green Mountain Coffee Roasters (Consumer Staples), Acme Packet (Information Technology), and Altera (Information Technology). Shares of specialty coffee company Green Mountain were volatile during the period due to disappointing quarterly sales and a more muted growth outlook from management for the balance of the fiscal year. Acme Packet, a leading provider of session border control solutions, saw its shares fall following the company's pre-announcement of fourth-quarter results which fell short of analyst expectations. Shares of Altera, a semiconductor company specializing in programmable logic devices, lagged following slightly lower revenue guidance. The firm’s first quarter sales declined, in part due to weak orders in the telecom & wireless segment, causing the company to miss mid-quarter expectations and lower their numbers. Tempur-Pedic International (Consumer Discretionary) was also a top detractor from absolute performance.

What is the outlook?

While the economic outlook has remained uncertain over the past 12 months, our level of confidence in a continued modest global recovery has diminished more recently. While Europe has been a concern for four quarters or so, over the past couple of quarters we have seen dramatic reductions in growth in Brazil and India as well. Southern Europe is most likely in a recession and the recent data out of Germany and other parts of Northern Europe suggests slowing there as well. China continues its gradual slowing with most pundits suggesting Gross Domestic Product growth bottoming in the 7% area. With slowing in more geographies recently, the risk has increased that China’s growth rate could deteriorate further given the importance of exports to their economy. The Chinese leadership has signaled that it wants to move their economy toward more domestic consumption vs. exports, but this will take many years to play out. While we have been

3

Hartford Growth HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

optimistic about the U.S. economy and a continued recovery characterized by modest growth and manageable inflation, the data in the past few months has come in lower than we would have hoped and signals slowing conditions. The fact that many segments of the economy have not yet recovered to anywhere near peak conditions gives us some optimism that positive, albeit slower, growth will continue. However, given the slowing conditions in other countries and the deteriorating U.S. data, we believe that a recession in the U.S. is now more than a distant possibility.

The recent strength in the dollar combined with slowing economic conditions lead us to believe that the imminent second quarter earnings season will be choppy. We would expect revenue and earnings misses from more companies as compared to recent quarters and we would expect company managements to be conservative with forward guidance. The political rhetoric is bound to heat up shortly with much discussion of weak recovery and high unemployment, which, at the margin, is not helpful for consumer sentiment. We also are closely following the potential impact from the automatic budget cuts that could kick in later this year if Congress does not act. The so called “sequestration” cuts may lead to layoff notices being distributed to defense industry employees in the early fall. Other government employees could receive layoff notices sometime before year end as well. These contractually mandated notices may have the potential to negatively impact consumer sentiment and consumer sales, further slowing the economy, even if Congress eventually acts in the lame duck session before year end.

Our investment discipline is focused on investing in areas of strong demand and avoiding areas of oversupply. At the end of the period, our largest overweights were to Information Technology and Consumer Discretionary while we remained underweight Consumer Staples and Financials, relative to the benchmark.

Diversification by Industry
as of June 30, 2012
Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	0.5%
Capital Goods (Industrials)	4.6
Commercial & Professional Services (Industrials)	1.2
Consumer Durables & Apparel (Consumer Discretionary)	3.9
Consumer Services (Consumer Discretionary)	3.4
Diversified Financials (Financials)	1.1
Energy (Energy)	4.9
Food & Staples Retailing (Consumer Staples)	3.2
Food, Beverage & Tobacco (Consumer Staples)	3.9
Health Care Equipment & Services (Health Care)	6.1
Materials (Materials)	1.9
Media (Consumer Discretionary)	6.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	2.8
Retailing (Consumer Discretionary)	9.0
Semiconductors & Semiconductor Equipment (Information Technology)	3.1
Software & Services (Information Technology)	20.0
Technology Hardware & Equipment (Information Technology)	15.6
Transportation (Industrials)	4.1
Short-Term Investments	1.0
Other Assets and Liabilities	3.6
Total	100.0%

4

Hartford Growth HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.4%
	Automobiles & Components - 0.5%
32	Harley-Davidson, Inc.	$1,476

	Capital Goods - 4.6%
84	AMETEK, Inc.	4,183
64	Boeing Co.	4,779
12	Cummins, Inc.	1,192
67	Eaton Corp.	2,637
35	Joy Global, Inc.	1,983
		14,774
	Commercial & Professional Services - 1.2%
36	IHS, Inc. ●	3,874

	Consumer Durables & Apparel - 3.9%
40	Coach, Inc.	2,326
178	D.R. Horton, Inc.	3,275
37	Fossil, Inc. ●	2,830
58	Lennar Corp.	1,780
9	Michael Kors Holdings Ltd. ●	391
18	PVH Corp.	1,378
5	Ralph Lauren Corp.	745
		12,725
	Consumer Services - 3.4%
118	Dunkin' Brands Group, Inc.	4,044
71	Starbucks Corp.	3,778
50	Yum! Brands, Inc.	3,217
		11,039
	Diversified Financials - 1.1%
60	American Express Co.	3,500

	Energy - 4.9%
49	Anadarko Petroleum Corp.	3,257
55	Cameron International Corp. ●	2,358
52	Cobalt International Energy ●	1,218
59	Ensco plc	2,757
51	National Oilwell Varco, Inc.	3,286
45	Schlumberger Ltd.	2,908
		15,784
	Food & Staples Retailing - 3.2%
77	CVS Caremark Corp.	3,594
95	Wal-Mart Stores, Inc.	6,642
		10,236
	Food, Beverage & Tobacco - 3.9%
243	Green Mountain Coffee Roasters, Inc. ●	5,298
17	Lorillard, Inc.	2,272
73	PepsiCo, Inc.	5,182
		12,752
	Health Care Equipment & Services - 6.1%
57	Covidien plc	3,048
66	Edwards Lifesciences Corp. ●	6,827
263	Hologic, Inc. ●	4,752
90	UnitedHealth Group, Inc.	5,238
		19,865
	Materials - 1.9%
73	Monsanto Co.	6,051

	Media - 6.1%
148	Comcast Corp. Class A	4,745
251	News Corp. Class A	5,589
1,830	Sirius XM Radio, Inc. w/ Rights ●	3,386
121	Walt Disney Co.	5,866
		19,586
	Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
24	Agilent Technologies, Inc.	942
23	Biogen Idec, Inc. ●	3,345
96	Gilead Sciences, Inc. ●	4,922
		9,209
	Retailing - 9.0%
78	Abercrombie & Fitch Co. Class A	2,649
32	Amazon.com, Inc. ●	7,224
11	AutoZone, Inc. ●	4,136
64	Dollar General Corp. ●	3,461
46	Family Dollar Stores, Inc.	3,079
200	Lowe's Co., Inc.	5,678
5	Priceline.com, Inc. ●	2,994
		29,221
	Semiconductors & Semiconductor Equipment - 3.1%
219	Altera Corp.	7,422
77	Broadcom Corp. Class A	2,608
		10,030
	Software & Services - 20.0%
33	Alliance Data Systems Corp. ●	4,510
80	BMC Software, Inc. ●	3,420
12	Citrix Systems, Inc. ●	971
48	Cognizant Technology Solutions Corp. ●	2,853
204	eBay, Inc. ●	8,589
57	Facebook, Inc. ●	1,767
10	Google, Inc. ●	5,711
31	IBM Corp.	6,048
13	Mastercard, Inc.	5,506
204	Microsoft Corp.	6,236
295	Oracle Corp.	8,769
55	Rovi Corp. ●	1,076
12	Salesforce.com, Inc. ●	1,679
42	Splunk, Inc.	1,183
56	Tibco Software, Inc. ●	1,666
92	VeriSign, Inc.	3,995
9	VMware, Inc. ●	858
		64,837
	Technology Hardware & Equipment - 15.6%
171	Acme Packet, Inc. ●	3,182
54	Apple, Inc. ●	31,656
178	EMC Corp. ●	4,557
221	Juniper Networks, Inc. ●	3,606
71	NetApp, Inc. ●	2,254
92	Qualcomm, Inc.	5,106
		50,361
	Transportation - 4.1%
39	C.H. Robinson Worldwide, Inc.	2,290
77	Expeditors International of Washington, Inc.	2,974
60	J.B. Hunt Transport Services, Inc.	3,546

The accompanying notes are an integral part of these financial statements.

5

Hartford Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 95.4% - (continued)
	Transportation - 4.1% - (continued)
64	Norfolk Southern Corp.		$4,615
			13,425
	Total common stocks
	(cost $274,611)		$308,745

	Total long-term investments
	(cost $274,611)		$308,745

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $1,784,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $1,820)
$1,784	0.13%, 06/29/2012		$1,784
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $645, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $658)
645	0.15%, 06/29/2012		645
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $173, collateralized by U.S. Treasury Note 0.88%, 2016, value of $176)
173	0.20%, 06/29/2012		173
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $505, collateralized by FHLMC
4.00% - 6.00%, 2027 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2042, U.S. Treasury Bond
6.38%, 2027, U.S. Treasury Note 0.38% -
	8.75%, 2012 - 2017, value of $515)
505	0.15%, 06/29/2012		505
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $–, collateralized by U.S. Treasury Note 1.00%, 2013, value of $–)
—	0.13%, 06/29/2012		—
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $228, collateralized by GNMA 4.00%, 2042, value of $232)
228	0.20%, 06/29/2012		228
			3,335
	Total short-term investments
	(cost $3,335)		$3,335

	Total investments
	(cost $277,946) ▲	96.4%	$312,080
	Other assets and liabilities	3.6%	11,796
	Total net assets	100.0%	$323,876

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $279,039 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$55,695
Unrealized Depreciation	(22,654)
Net Unrealized Appreciation	$33,041

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

7

Hartford Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$308,745	$308,745	$–	$–
Short-Term Investments	3,335	–	3,335	–
Total	$312,080	$308,745	$3,335	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

8

Hartford Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $277,946)	$312,080
Cash	—
Receivables:
Investment securities sold	16,762
Fund shares sold	131
Dividends and interest	96
Total assets	329,069
Liabilities:
Payables:
Investment securities purchased	4,026
Fund shares redeemed	1,100
Investment management fees	34
Distribution fees	2
Accrued expenses	31
Total liabilities	5,193
Net assets	$323,876
Summary of Net Assets:
Capital stock and paid-in-capital	$319,230
Distributions in excess of net investment loss	(378)
Accumulated net realized loss	(29,110)
Unrealized appreciation of investments	34,134
Net assets	$323,876
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$12.06
Shares outstanding	20,547
Net assets	$247,807
Class IB: Net asset value per share	$11.83
Shares outstanding	6,431
Net assets	$76,069

The accompanying notes are an integral part of these financial statements.

9

Hartford Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,147
Interest	6
Total investment income, net	1,153

Expenses:
Investment management fees	1,358
Transfer agent fees	2
Distribution fees - Class IB	103
Custodian fees	4
Accounting services fees	17
Board of Directors' fees	5
Audit fees	6
Other expenses	41
Total expenses (before fees paid indirectly)	1,536
Commission recapture	(5)
Total fees paid indirectly	(5)
Total expenses, net	1,531
Net investment loss	(378)

Net Realized Gain on Investments:
Net realized gain on investments	24,854
Net Realized Gain on Investments	24,854

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	8,898
Net Changes in Unrealized Appreciation of Investments	8,898
Net Gain on Investments	33,752
Net Increase in Net Assets Resulting from Operations	$33,374

The accompanying notes are an integral part of these financial statements.

10

Hartford Growth HLS Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment loss	$(378)	$(10)
Net realized gain on investments	24,854	37,324
Net unrealized appreciation (depreciation) of investments	8,898	(68,361)
Net Increase (Decrease) In Net Assets Resulting From Operations	33,374	(31,047)
Distributions to Shareholders:
From net investment income
Class IA	—	(460)
Total distributions	—	(460)
Capital Share Transactions:
Class IA
Sold	23,488	50,505
Issued on reinvestment of distributions	—	460
Redeemed	(44,562)	(100,832)
Total capital share transactions	(21,074)	(49,867)
Class IB
Sold	5,363	13,615
Redeemed	(13,743)	(38,523)
Total capital share transactions	(8,380)	(24,908)
Net decrease from capital share transactions	(29,454)	(74,775)
Net Increase (Decrease) In Net Assets	3,920	(106,282)
Net Assets:
Beginning of period	319,956	426,238
End of period	$323,876	$319,956
Undistributed (distribution in excess of)
net investment income	$(378)	$—
Shares:
Class IA
Sold	1,874	4,162
Issued on reinvestment of distributions	—	41
Redeemed	(3,623)	(8,326)
Total share activity	(1,749)	(4,123)
Class IB
Sold	437	1,144
Redeemed	(1,134)	(3,227)
Total share activity	(697)	(2,083)

The accompanying notes are an integral part of these financial statements.

11

Hartford Growth HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Growth HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an

12

adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative

13

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

14

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns

15

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$460	$100

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Accumulated Capital and Other Losses*	$(52,871)
Unrealized Appreciation†	24,143
Total Accumulated Deficit	$(28,728)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent

16

differences between U.S. GAAP and tax accounting for such items as expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(50)
Accumulated Net Realized Gain (Loss)	67
Capital Stock and Paid-in-Capital	(17)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$52,871
Total	$52,871

During the year ended December 31, 2011, the Fund utilized $35,277 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

17

Hartford Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8000%
On next $250 million	0.7500%
On next $500 million	0.7000%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.83%
Class IB	1.08%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used

18

to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

7.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$129,822
Sales Proceeds Excluding U.S. Government Obligations	171,005

8.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

Hartford Growth HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$10.92	$(0.01)	$–	$1.15	$1.14	$–	$–	$–	$–	$1.14	$12.06
IB	10.73	(0.03)	–	1.13	1.10	–	–	–	–	1.10	11.83

For the Year Ended December 31, 2011
IA	12.02	0.01	–	(1.09)	(1.08)	(0.02)	–	–	(0.02)	(1.10)	10.92
IB	11.81	(0.03)	–	(1.05)	(1.08)	–	–	–	–	(1.08)	10.73

For the Year Ended December 31, 2010 (G)
IA	10.07	0.02	–	1.93	1.95	–	–	–	–	1.95	12.02
IB	9.92	–	–	1.89	1.89	–	–	–	–	1.89	11.81

For the Year Ended December 31, 2009
IA	7.53	0.04	–	2.54	2.58	(0.04)	–	–	(0.04)	2.54	10.07
IB	7.42	0.02	–	2.49	2.51	(0.01)	–	–	(0.01)	2.50	9.92

For the Year Ended December 31, 2008
IA	13.39	0.03	–	(5.47)	(5.44)	(0.03)	(0.39)	–	(0.42)	(5.86)	7.53
IB	13.18	–	–	(5.37)	(5.37)	–	(0.39)	–	(0.39)	(5.76)	7.42

For the Year Ended December 31, 2007
IA	12.32	0.01	–	2.01	2.02	–	(0.95)	–	(0.95)	1.07	13.39
IB	12.17	(0.02)	–	1.98	1.96	–	(0.95)	–	(0.95)	1.01	13.18

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $49.9 million in sales associated with the transition of assets from Hartford Fundamental Growth HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.

20

- Ratios and Supplemental Data -

			Ratio of Expenses to Average		Ratio of Expenses to Average		Ratio of Net Investment Income		Portfolio Turnover
Total Return(B)		Net Assets at End of Period	Net Assets Before Waivers(C)		Net Assets After Waivers(C)		(Loss) to Average Net Assets		Rate(D)

10.43	%(E)	$247,807	0.83	%(F)	0.83	%(F)	(0.16	)%(F)	39%
10.29	(E)	76,069	1.08	(F)	1.08	(F)	(0.41	)(F)	–

(8.95)		243,509	0.82		0.82		0.06		37
(9.18)		76,447	1.07		1.07		(0.19)		–

19.37		317,464	0.84		0.84		0.21		74	(H)
19.07		108,774	1.09		1.09		(0.04)		–

34.24		242,406	0.88		0.88		0.44		85
33.90		86,556	1.13		1.13		0.20		–

(41.79)		203,993	0.84		0.84		0.27		93
(41.93)		81,720	1.09		1.09		0.02		–

16.78		388,985	0.83		0.83		0.11		101
16.49		189,987	1.08		1.08		(0.14)		–

21

Hartford Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

22

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

23

Hartford Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,104.28	$4.34	$1,000.00	$1,020.74	$4.17	0.83%	182	366
Class IB	$1,000.00	$1,102.90	$5.65	$1,000.00	$1,019.49	$5.42	1.08%	182	366

25

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-G12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Healthcare HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Healthcare HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Healthcare HLS Fund inception 05/01/2000
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term capital appreciation.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Healthcare IA	16.50%	6.81%	4.74%	9.06%
Healthcare IB	16.36%	6.54%	4.48%	8.78%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%
S&P North American Health Care Sector Index	12.83%	9.49%	4.91%	7.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

S&P North American Health Care Sector Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Healthcare HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Ann C. Gallo	Jean M. Hynes, CFA	Robert L. Deresiewicz	Kirk J. Mayer, CFA
Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst	Senior Vice President and Global Industry Analyst

How did the Fund perform?

The Class IA shares of the Hartford Healthcare HLS Fund returned 16.50% for the six-month period ended June 30, 2012, outperforming its benchmark, the S&P North American Health Care Sector Index, which returned 12.83% for the same period. The Fund underperformed the 16.82% return of the average fund in the Lipper Health and Biotechnology VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

After a broad-based rally during the first quarter of 2012, U.S. equities reversed course during the second quarter and fell as fears surrounding European sovereign debt once again took center stage. Growing concerns that Greece may exit the eurozone and the possibility of a banking crisis in Spain underpinned a rise in risk aversion among investors. A lackluster U.S. jobs report, a heightened level of political uncertainty in France and Greece, and a host of Spanish and Italian bank downgrades by Moody’s dampened investor enthusiasm for equities.

Health Care stocks (+12.8%) outperformed both the broader U.S. market (+9.5%) and the global equity market (+6.3%) during the period, as measured by the S&P North American Health Care, S&P 500, and the MSCI World Indexes, respectively. Within the S&P North American Health Care Index, Health Care Technology (+26%), Biotechnology (+24%), and Life Sciences Tools & Services (+14%) led returns, while Health Care Equipment and Supplies (+12%), Health Care Providers & Services (+12%), and Pharmaceuticals (+9%) lagged the broader index returns.

The Fund’s outperformance versus its benchmark was primarily due to strong security selection within Biotechnology and Medical Technology sub-sector. This was partially offset by weaker selection within Health Services. Sector allocation, a residual of our bottom up stock selection process (i.e. stock by stock fundamental research), also contributed positively to relative returns, primarily due to an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to the strong performing Biotechnology sub-sector.

Top contributors to relative performance included Amylin Pharmaceuticals (Specialty Pharmaceuticals/Biotechnology), Regeneron Pharmaceuticals (Specialty Pharmaceuticals/Biotechnology), and Ardea Biosciences (Specialty Pharmaceuticals/Biotechnology). Amylin Pharmaceuticals is a biopharmaceutical company focused on developing drugs for diabetes and other metabolic diseases. The stock soared on news that the firm will be acquired by Bristol-Myers. Shares of biopharmaceutical company Regeneron Pharmaceuticals rose after the company reported better than expected sales and raised guidance during the second quarter. Shares of Ardea Biosciences benefitted during the quarter after Astra Zeneca announced it would acquire the company at a significant premium to the market price. Top contributors to absolute performance (i.e. total return) also included United Health Care Group (Health Services).

Holdings of Daiichi Sankyo (Major Pharmaceuticals), Aetna (Health Services), and Walgreen (Health Services) detracted from both absolute and benchmark-relative performance. Shares of Daiichi Sankyo, a major Japanese pharmaceutical company, fell during the period due to losses at the company’s Indian subsidiary, Ranbaxy Laboratories, as well as concern around the company’s pipeline given upcoming patent expirations. Diversified health care benefits company Aetna’s shares declined during the quarter after the stock missed consensus earnings estimates for the first quarter. Shares of U.S. drug store chain Walgreen experienced a setback due to its severed business relationship with Express Scripts.

What is the outlook?

While we think Sequestration-driven cuts (i.e. automatic budget cuts that could kick in later this year if Congress does not act) are unlikely to be implemented, given the magnitude of the health care cost problem in the U.S., combined with our view that the Patient Protection and Affordable Care Act (PPACA) does very little to address the issue, we continue to believe that health care stocks will be subject to escalating reimbursement pressure in the years to come. More specifically, we think it is likely that, regardless of the outcome of the 2012 elections, the U.S. Congress will be forced to pass a comprehensive budget bill in either 2013 or 2014 that addresses the health care cost issue in a targeted, thoughtful manner. While it is impossible to predict the details, we believe the outcome is clear. We believe the bar has been raised for companies seeking reimbursement for

3

Hartford Healthcare HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

health care products and services in the U.S. Going forward, success will likely accrue only to those companies able to offer a demonstrable improvement over current standards of care or an equivalent level of care, but at a lower price. This is one of the key tenets upon which we have structured our portfolio.

Against this backdrop, the Fund ended the period most overweight to the Specialty Pharmaceuticals/Biotechnology sub-sector and most underweight to the Major Pharmaceuticals sub-sector relative to the benchmark.

Diversification by Industry
as of June 30, 2012

Industry	Percentage of Net Assets
Biotechnology	24.8%
Drug Retail	3.5
Health Care Distributors	6.1
Health Care Equipment	15.1
Health Care Facilities	1.7
Health Care Technology	1.1
Life Sciences Tools & Services	4.5
Managed Health Care	12.5
Pharmaceuticals	29.5
Research & Consulting Services	0.9
Short-Term Investments	0.6
Other Assets and Liabilities	(0.3)
Total	100.0%

4

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Biotechnology - 24.8%
87	3SBio, Inc. ADR ●	$1,187
198	Achillion Pharmaceuticals, Inc. ●	1,225
34	Acorda Therapeutics, Inc. ●	811
25	Actelion Ltd.	1,022
60	Algeta ASA ●	1,707
174	Alkermes plc ●	2,956
208	Amylin Pharmaceuticals, Inc. ●	5,883
82	Anacor Pharmaceuticals, Inc. ●	534
152	Arena Pharmaceuticals, Inc. ●	1,513
97	Aveo Pharmaceuticals, Inc. ●	1,177
32	Biogen Idec, Inc. ●	4,649
268	Exelixis, Inc. ●	1,482
114	Gilead Sciences, Inc. ●	5,866
122	Immunogen, Inc. ●	2,041
77	Incyte Corp. ●	1,744
78	Ironwood Pharmaceuticals, Inc. ●	1,079
55	Momenta Pharmaceuticals, Inc. ●	740
72	NPS Pharmaceuticals, Inc. ●	623
33	Onyx Pharmaceuticals, Inc. ●	2,160
90	Progenics Pharmaceuticals, Inc. ●	882
45	Regeneron Pharmaceuticals, Inc. ●	5,094
81	Rigel Pharmaceuticals, Inc. ●	751
98	Seattle Genetics, Inc. ●	2,498
15	Targacept, Inc. ●	64
132	Trius Therapeutics, Inc. ●	757
47	Vertex Pharmaceuticals, Inc. ●	2,634
		51,079
	Drug Retail - 3.5%
96	CVS Caremark Corp.	4,480
97	Walgreen Co.	2,854
		7,334
	Health Care Distributors - 6.1%
112	Cardinal Health, Inc.	4,717
83	McKesson Corp.	7,772
		12,489
	Health Care Equipment - 15.1%
143	ABIOMED, Inc. ●	3,259
99	Covidien plc	5,270
19	DiaSorin S.p.A.	568
37	Heartware International, Inc. ●	3,303
70	Hologic, Inc. ●	1,254
148	Medtronic, Inc.	5,713
83	St. Jude Medical, Inc.	3,328
128	Stereotaxis, Inc. ●	27
28	Stryker Corp.	1,526
56	Tornier N.V. ●	1,262
2,489	Trauson Holdings Co., Ltd.	995
77	Volcano Corp. ●	2,206
36	Zimmer Holdings, Inc.	2,311
		31,022
	Health Care Facilities - 1.7%
70	HCA Holdings, Inc.	2,139
137	NMC Health plc	409
103	Vanguard Health Systems, Inc. ●	918
		3,466
	Health Care Technology - 1.1%
103	Allscripts Healthcare Solutions, Inc. ●	1,121
11	SXC Health Solutions Corp. ●	1,101
		2,222
	Life Sciences Tools & Services - 4.5%
70	Agilent Technologies, Inc.	2,755
20	Life Technologies Corp. ●	918
73	PAREXEL International Corp. ●	2,069
57	Thermo Fisher Scientific, Inc.	2,954
7	Waters Corp. ●	572
		9,268
	Managed Health Care - 12.5%
148	Aetna, Inc.	5,750
153	CIGNA Corp.	6,746
182	UnitedHealth Group, Inc.	10,659
26	Wellcare Health Plans, Inc. ●	1,367
20	Wellpoint, Inc.	1,302
		25,824
	Pharmaceuticals - 29.5%
10	Alk-Abello A/S	592
61	Almirall S.A.	436
26	AstraZeneca plc ADR	1,172
39	Auxilium Pharmaceuticals, Inc. ●	1,051
104	Bristol-Myers Squibb Co.	3,728
81	Cadence Pharmaceuticals, Inc. ●	291
159	Daiichi Sankyo Co., Ltd.	2,676
46	Dr. Reddy's Laboratories Ltd. ADR	1,362
84	Eisai Co., Ltd.	3,657
414	Elan Corp. plc ADR ●	6,043
32	Eli Lilly & Co.	1,365
151	Forest Laboratories, Inc. ●	5,290
127	Medicines Co. ●	2,923
150	Merck & Co., Inc.	6,262
118	Mylan, Inc. ●	2,522
10	Ono Pharmaceutical Co., Ltd.	603
107	Optimer Pharmaceuticals, Inc. ●	1,653
27	Pacira Pharmaceuticals, Inc. ●	431
167	Pfizer, Inc.	3,841
6	Salix Pharmaceuticals Ltd. ●	326
238	Shionogi & Co., Ltd.	3,235
27	Simcere Pharmaceutical Group ADR ●	241
106	Teva Pharmaceutical Industries Ltd. ADR	4,192
54	UCB S.A.	2,713
50	Watson Pharmaceuticals, Inc. ●	3,707
73	Xenoport, Inc. ●	443
		60,755
	Research & Consulting Services - 0.9%
211	Qualicorp S.A.	1,830

	Total common stocks (cost $173,276)	$205,289

	Total long-term investments (cost $173,276)	$205,289

The accompanying notes are an integral part of these financial statements.

5

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $648,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $661)
$648	0.13%, 06/29/2012	$648
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $234, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $239)
234	0.15%, 06/29/2012	234
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $63, collateralized by U.S. Treasury Note 0.88%, 2016, value of $64)
63	0.20%, 06/29/2012	63
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $184, collateralized by FHLMC
4.00% - 6.00%, 2027 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2042, U.S. Treasury Bond
6.38%, 2027, U.S. Treasury Note 0.38%
	- 8.75%, 2012 - 2017, value of $187)
184	0.15%, 06/29/2012	184
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $-, collateralized by U.S. Treasury Note 1.00%, 2013, value of $-)
–	0.13%, 06/29/2012	–
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $83, collateralized by GNMA 4.00%, 2042, value of $84)
83	0.20%, 06/29/2012	83
		1,212
	Total short-term investments
	(cost $1,212)	$1,212

Total investments
(cost $174,488) ▲	100.3%	$206,501
Other assets and liabilities	(0.3)%	(562)
Total net assets	100.0%	$205,939

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

6

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $175,878 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,708
Unrealized Depreciation	(10,085)
Net Unrealized Appreciation	$30,623

●	Non-income producing.

Foreign Currency Contracts Outstanding at June 30, 2012
Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
JPY	JPM	Sell	$5,284	$5,546	08/01/2012	$262

╪   See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Healthcare HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$205,289	$187,085	$18,204	$–
Short-Term Investments	1,212	–	1,212	–
Total	$206,501	$187,085	$19,416	$–
Foreign Currency Contracts *	262	–	262	–
Total	$262	$–	$262	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

8

Hartford Healthcare HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $174,488)	$206,501
Cash	1
Unrealized appreciation on foreign currency contracts	262
Receivables:
Investment securities sold	1,194
Fund shares sold	127
Dividends and interest	186
Other assets	—
Total assets	208,271
Liabilities:
Payables:
Investment securities purchased	1,381
Fund shares redeemed	909
Investment management fees	23
Distribution fees	2
Accrued expenses	17
Total liabilities	2,332
Net assets	$205,939
Summary of Net Assets:
Capital stock and paid-in-capital	$172,300
Undistributed net investment income	1,171
Accumulated net realized gain	194
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	32,274
Net assets	$205,939
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$17.56
Shares outstanding	8,751
Net assets	$153,647
Class IB: Net asset value per share	$17.15
Shares outstanding	3,049
Net assets	$52,292

The accompanying notes are an integral part of these financial statements.

9

Hartford Healthcare HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,627
Interest	1
Less: Foreign tax withheld	(62)
Total investment income, net	1,566

Expenses:
Investment management fees	853
Transfer agent fees	2
Distribution fees - Class IB	64
Custodian fees	5
Accounting services fees	10
Board of Directors' fees	2
Audit fees	6
Other expenses	32
Total expenses (before fees paid indirectly)	974
Commission recapture	(1)
Total fees paid indirectly	(1)
Total expenses, net	973
Net investment income	593

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	8,674
Net realized loss on foreign currency contracts	(97)
Net realized gain on other foreign currency transactions	43
Net Realized Gain on Investments and Foreign Currency Transactions	8,620

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	20,799
Net unrealized appreciation of foreign currency contracts	278
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(3)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	21,074
Net Gain on Investments and Foreign Currency Transactions	29,694
Net Increase in Net Assets Resulting from Operations	$30,287

The accompanying notes are an integral part of these financial statements.

10

Hartford Healthcare HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$593	$516
Net realized gain on investments and foreign currency transactions	8,620	20,256
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	21,074	(5,636)
Net Increase In Net Assets Resulting From Operations	30,287	15,136
Distributions to Shareholders:
From net investment income
Class IA	—	(68)
Total distributions	—	(68)
Capital Share Transactions:
Class IA
Sold	12,793	30,285
Issued on reinvestment of distributions	—	68
Redeemed	(18,718)	(41,445)
Total capital share transactions	(5,925)	(11,092)
Class IB
Sold	4,765	11,253
Redeemed	(9,209)	(21,415)
Total capital share transactions	(4,444)	(10,162)
Net decrease from capital share transactions	(10,369)	(21,254)
Net Increase (Decrease) In Net Assets	19,918	(6,186)
Net Assets:
Beginning of period	186,021	192,207
End of period	$205,939	$186,021
Undistributed (distribution in excess of) net investment income	$1,171	$578
Shares:
Class IA
Sold	773	1,950
Issued on reinvestment of distributions	—	5
Redeemed	(1,119)	(2,753)
Total share activity	(346)	(798)
Class IB
Sold	294	747
Redeemed	(565)	(1,449)
Total share activity	(271)	(702)

The accompanying notes are an integral part of these financial statements.

11

Hartford Healthcare HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Healthcare HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may

12

cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is

13

Hartford Healthcare HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

14

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets

15

Hartford Healthcare HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$262	$—	$—	$—	$—	$262
Total	$—	$262	$—	$—	$—	$—	$262

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(97)	$—	$—	$—	$—	$(97)
Total	$—	$(97)	$—	$—	$—	$—	$(97)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$278	$—	$—	$—	$—	$278
Total	$—	$278	$—	$—	$—	$—	$278

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

16

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$68	$250

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$650
Accumulated Capital and Other Losses*	(7,124)
Unrealized Appreciation†	9,826
Total Accumulated Earnings	$3,352

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

17

Hartford Healthcare HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(607)
Accumulated Net Realized Gain (Loss)	607

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$7,124
Total	$7,124

During the year ended December 31, 2011, the Fund utilized $17,252 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-

18

day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8500%
On next $250 million	0.8000%
On next $4.5 billion	0.7500%
On next $5 billion	0.7475%
Over $10 billion	0.7450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.91%
Class IB	1.16%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has

19

Hartford Healthcare HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	22.70%	22.39%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$42,062
Sales Proceeds Excluding U.S. Government Obligations	52,112

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

20

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Hartford Healthcare HLS Fund

Financial Highlights

– Selected Per-Share Data – (A)

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$15.07	$0.06	$–	$2.43	$2.49	$–	$–	$–	$–	$ 2.49	$ 17.56
IB	14.74	0.04	–	2.37	2.41	–	–	–	–	2.41	17.15

For the Year Ended December 31, 2011
IA	13.89	0.06	–	1.13	1.19	(0.01)	–	–	(0.01)	1.18	15.07
IB	13.61	0.02	–	1.11	1.13	–	–	–	–	1.13	14.74

For the Year Ended December 31, 2010
IA	12.99	0.08	–	0.84	0.92	(0.02)	–	–	(0.02)	0.90	13.89
IB	12.74	0.04	–	0.83	0.87	–	–	–	–	0.87	13.61

For the Year Ended December 31, 2009
IA	10.66	0.07	–	2.35	2.42	(0.07)	(0.02)	–	(0.09)	2.33	12.99
IB	10.46	0.03	–	2.31	2.34	(0.04)	(0.02)	–	(0.06)	2.28	12.74

For the Year Ended December 31, 2008
IA	15.39	0.06	–	(3.99)	(3.93)	(0.06)	(0.74)	–	(0.80)	(4.73)	10.66
IB	15.11	0.02	–	(3.91)	(3.89)	(0.02)	(0.74)	–	(0.76)	(4.65)	10.46

For the Year Ended December 31, 2007
IA	16.84	0.03	–	0.99	1.02	(0.02)	(2.45)	–	(2.47)	(1.45)	15.39
IB	16.59	(0.02)	–	0.99	0.97	–	(2.45)	–	(2.45)	(1.48)	15.11

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

– Ratios and Supplemental Data –

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

16.50	%(E)	$153,647	0 91	%(F)	0.91	%(F)	0.66	%(F)	21%
16.36	(E)	52,292	1.16	(F)	1.16	(F)	0.40	(F)	–

8.54		137,088	0.91		0.91		0.33		45
8.27		48,933	1.16		1.16		0.08		–

7.10		137,454	0.90		0.90		0.55		32
6.84		54,753	1.15		1.15		0.30		–

22.72	(G)	154,216	0.91		0.91		0.51		73
22.41	(G)	63,065	1.16		1.16		0.26		–

(25.56)		179,087	0.88		0.88		0.42		57
(25.75)		62,080	1.13		1.13		0.17		–

6.12		289,561	0.87		0.87		0.16		39
5.86		105,898	1.12		1.12		(0.09)		–

23

Hartford Healthcare HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

24

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

25

Hartford Healthcare HLS Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Healthcare HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current ½ year	Days in the full year
Class IA	$1,000.00	$1,165.04	$4.90	$1,000.00	$1,020.34	$4.57	0.91%	182	366
Class IB	$1,000.00	$1,163.59	$6.24	$1,000.00	$1,019.10	$5.82	1.16%	182	366

27

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-HC12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford High Yield HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford High Yield HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford High Yield HLS Fund inception 09/30/1998
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks to provide high current income, and long-term total return.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
High Yield IA	6.86%	6.09%	7.75%	8.56%
High Yield IB	6.73%	5.83%	7.49%	8.29%
Barclays U.S. Corporate High-Yield Index	7.27%	7.27%	8.45%	10.16%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Performance information includes performance of the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Barclays U.S. Corporate High-Yield Index (formerly known as Barclays Capital U.S. Corporate High-Yield Index) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford High Yield HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers

Christopher A. Jones, CFA

Senior Vice President and Fixed Income Portfolio Manager

As of March 5, 2012, Wellington Management Company, LLP became the sub-adviser for the Fund. As of the same date, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

How did the Fund perform?

The Class IA shares of the Hartford High Yield HLS Fund returned 6.86%, before sales charge, for the six-month period to June 30, 2012, underperforming its benchmark, the Barclays U.S. Corporate High Yield Bond Index, which returned 7.27% for the same period. The Fund outperformed the return of the average fund in the Lipper High Current Yield VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 6.48%.

Why did the Fund perform this way?

Underweight allocations (i.e. the Fund’s sector position was less than the benchmark position) to the Building Materials and Utilities sectors detracted from relative performance. Underweight allocations to the Energy and Metals sectors were additive to relative performance.

Within the Automotive sector, our overweight position in General Motors and TRW Automotive detracted from relative returns. In the Chemicals sector, our overweight positions in Ferro and Momentive Performance detracted from performance. In the Utilities sector, our overweights to Edison Mission Energy and Kinder Morgan detracted from relative performance. Our positions in General Motors (Automotive), Edison Mission Energy (Utilities), and TRW Automotive (Automotive) were the largest detractors from absolute returns (i.e. total return) during the period.

In the Energy sector, our overweight positions in First Reserve Corporation, Everest Acquisition, and Endeavour International represented our largest contributors to relative returns. Our underweight position in Arch Coal and a lack of exposure to Patriot Coal added to relative returns in the Metals sector. Within the Media Cable sector, our overweight positions in Wide Open West and Charter Communications contributed to relative performance. Our positions in KCA Deutag Drilling (Energy), CIT Group (Financials), and Swift Transportation (Transportation) were the largest contributors to absolute returns during the period.

Lower quality bonds outperformed higher quality bonds during the period. Security selection in CCC and below rated bonds contributed positively to relative returns over the period.

On March 5, 2012, Wellington Management Company, LLP became sub-adviser of the Fund replacing Hartford Investment Management Company. There was no change to the investment objective or strategy of the Fund.

What is the outlook?

We believe high yield bonds are positioned well to benefit from several tailwinds. The trailing 12-month par-weighted default rate for U.S. High Yield ended June at 2.16%, well below the 25-year annual default rate average of 4.20%. It appears that issuers have meaningfully strengthened their balance sheets and liquidity positions since the 2008 credit crisis. In recent years, proceeds from new issuances have been used mainly to refinance existing debt, which should help mitigate default risk over the next few years. Finally, the current yield of 7.35% as of June 30, 2012 compares favorably to other fixed-income sectors.

Nevertheless, risks remain. Prolonged negative headlines out of Europe and fading U.S. growth prospects could pressure corporate earnings and liquidity positions for European and U.S. issuers.

In aggregate, we recognize the risks of a severe macro economic backdrop. However, with average spreads currently in the 68th percentile (in only 32% of months since 1994 have U.S. high yield valuations been cheaper), we believe that now is an opportune time to invest in high yield for investors with a longer-time horizon. Over the course of 2012, we expect to see continued demand for high yield assets from investors seeking yield and from crossover investors looking to high yield as an equity substitute.

3

Hartford High Yield HLS Fund
Manager Discussion (continued)
June 30, 2012 (Unaudited)

Distribution by Credit Quality

as of June 30, 2012

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.7%
Ba / BB	30.3
B	39.3
Caa / CCC or Lower	17.0
Unrated	4.2
Non Debt Securities and Other Short-Term Instruments	7.1
Other Assets & Liabilities	1.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of June 30, 2012

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	2.7%
Administrative Waste Management and Remediation	0.9
Agriculture, Forestry, Fishing and Hunting	0.1
Air Transportation	0.5
Arts, Entertainment and Recreation	6.2
Beverage and Tobacco Product Manufacturing	0.7
Chemical Manufacturing	2.6
Computer and Electronic Product Manufacturing	3.3
Construction	1.4
Fabricated Metal Product Manufacturing	0.6
Finance and Insurance	13.3
Food Services	0.6
Health Care and Social Assistance	8.2
Information	17.6
Machinery Manufacturing	1.2
Mining	2.8
Miscellaneous Manufacturing	1.9
Motor Vehicle and Parts Manufacturing	1.4
Nonmetallic Mineral Product Manufacturing	0.5
Other Services	1.4
Petroleum and Coal Products Manufacturing	5.2
Pipeline Transportation	2.1
Primary Metal Manufacturing	0.4
Professional, Scientific and Technical Services	1.7
Real Estate, Rental and Leasing	3.7
Retail Trade	5.1
Soap, Cleaning Compound and Toilet Manufacturing	0.6
Transportation Equipment Manufacturing	0.3
Utilities	2.9
Water Transportation	0.5
Wholesale Trade	1.1
Total	91.5%
Equity Securities
Diversified Financials	1.4
Energy	0.1
Food, Beverage & Tobacco	0.0
Software & Services	0.0
Total	1.5%
Short-Term Investments	5.6
Other Assets and Liabilities	1.4
Total	100.0%

4

Hartford High Yield HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$2,490	0.00%, 12/25/2036 ■●	$—

	Total asset & commercial mortgage backed securities
	(cost $2,479)	$—

CORPORATE BONDS - 86.8%
	Accommodation and Food Services - 2.7%
	Caesars Operating Escrow
$4,180	8.50%, 02/15/2020 ■	$4,211
	Choice Hotels International, Inc.
1,370	5.75%, 07/01/2022	1,432
	MGM Mirage, Inc.
3,236	11.13%, 11/15/2017	3,632
	Starwood Hotels & Resorts, Inc.
3,905	7.15%, 12/01/2019	4,602
	Wynn Las Vegas LLC
825	5.38%, 03/15/2022 ■	829
2,424	7.75%, 08/15/2020	2,685
		17,391
	Administrative Waste Management and Remediation - 0.9%
	Carlson Wagonlit B.V.
1,675	6.88%, 06/15/2019 ■	1,717
	Iron Mountain, Inc.
3,816	7.75%, 10/01/2019	4,121
		5,838
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	American Rock Salt Co. LLC
835	8.25%, 05/01/2018 ■	722
	ASG Consolidated LLC
163	15.00%, 05/15/2017 ■Þ	126
		848
	Arts, Entertainment and Recreation - 6.2%
	AMC Entertainment, Inc.
718	8.75%, 06/01/2019	770
	CCO Holdings LLC
5,090	7.25%, 10/30/2017	5,548
4,972	7.38%, 06/01/2020	5,463
	Cenveo, Inc.
3,103	8.88%, 02/01/2018	2,777
	Chester Downs & Marina LLC
1,040	9.25%, 02/01/2020 ■	1,084
	Clear Channel Worldwide Holdings, Inc.
3,395	9.25%, 12/15/2017	3,701
	Equinix, Inc.
2,050	7.00%, 07/15/2021	2,255
	Fidelity National Information Services, Inc.
2,505	5.00%, 03/15/2022 ■	2,549
	Gray Television, Inc.
3,400	10.50%, 06/29/2015	3,536
	Greektown Superholdings, Inc.
1,650	13.00%, 07/01/2015	1,803
	NAI Entertainment Holdings LLC
1,494	8.25%, 12/15/2017 ■	1,651
	Regal Entertainment Group
3,455	9.13%, 08/15/2018	3,800
	UnityMedia Hessen GmbH & Co.
2,455	8.13%, 12/01/2017 ■	2,639
	Virgin Media Finance plc
2,330	9.50%, 08/15/2016	2,598
		40,174
	Beverage and Tobacco Product Manufacturing - 0.7%
	Constellation Brands, Inc.
3,965	6.00%, 05/01/2022	4,262

	Chemical Manufacturing - 2.6%
	Ferro Corp.
3,873	7.88%, 08/15/2018	3,776
	Hexion Specialty Chemicals
3,055	8.88%, 02/01/2018	3,116
	Hexion U.S. Finance Corp.
1,245	6.63%, 04/15/2020	1,276
	Ineos Group Holdings plc
5,630	8.50%, 02/15/2016 ■	5,166
	LyondellBasell Industries N.V.
1,715	6.00%, 11/15/2021 ■	1,882
	Momentive Performance
2,045	9.00%, 01/15/2021	1,549
		16,765
	Computer and Electronic Product Manufacturing - 3.3%
	CDW Escrow Corp.
3,455	8.50%, 04/01/2019	3,680
	CDW LLC/CDW Finance
2,775	8.00%, 12/15/2018	3,011
	Freescale Semiconductor, Inc.
3,791	8.05%, 02/01/2020	3,744
1,645	9.25%, 04/15/2018 ■	1,760
	Nextel Communications, Inc.
2,914	7.38%, 08/01/2015	2,918
	Seagate HDD Cayman
2,630	7.75%, 12/15/2018	2,909
	Sorenson Communications
4,750	10.50%, 02/01/2015 ■	3,681
		21,703
	Construction - 1.4%
	D.R. Horton, Inc.
2,520	6.50%, 04/15/2016	2,728
	KB Home
3,750	8.00%, 03/15/2020	3,825
	Pulte Homes, Inc.
2,446	7.88%, 06/15/2032	2,324
		8,877
	Fabricated Metal Product Manufacturing - 0.6%
	BWAY Holding Co.
2,162	10.00%, 06/15/2018	2,378
	Masco Corp.
1,135	5.95%, 03/15/2022	1,169
320	7.13%, 03/15/2020	353
		3,900
	Finance and Insurance - 12.9%
	Ally Financial, Inc.
7,341	5.50%, 02/15/2017	7,457
3,330	7.50%, 09/15/2020	3,742

The accompanying notes are an integral part of these financial statements.

5

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 86.8% - (continued)
	Finance and Insurance - 12.9% - (continued)
	CIT Group, Inc.
$9,381	5.25%, 03/15/2018	$9,686
7,533	5.50%, 02/15/2019 ■	7,740
3,320	6.63%, 04/01/2018 ■	3,577
	Community Choice Financial
3,810	10.75%, 05/01/2019 ■	3,772
	Fibria Overseas Finance Ltd.
3,535	7.50%, 05/04/2020 ■	3,659
	Ford Motor Credit Co.
3,000	12.00%, 05/15/2015	3,727
	GMAC LLC
2,040	8.00%, 11/01/2031	2,392
	Ineos Finance plc
1,220	7.50%, 05/01/2020 ■	1,229
715	8.38%, 02/15/2019 ■	740
4,085	9.00%, 05/15/2015 ■	4,310
	Lloyds Banking Group plc
6,180	7.88%, 11/01/2020 ■	5,593
	NB Capital Trust IV
1,256	8.25%, 04/15/2027	1,284
	Offshore Group Investments Ltd.
2,408	11.50%, 08/01/2015	2,613
1,600	11.50%, 08/01/2015 ■	1,736
	Provident Funding Associates L.P.
5,422	10.25%, 04/15/2017 ■	5,652
	SLM Corp.
2,515	6.25%, 01/25/2016	2,641
1,960	7.25%, 01/25/2022	2,073
2,335	8.45%, 06/15/2018	2,615
	TitleMax, Inc.
5,155	13.25%, 07/15/2015	5,696
	Wind Acquisition Finance S.A.
1,915	7.25%, 02/15/2018 ■	1,666
		83,600
	Food Services - 0.6%
	ARAMARK Holdings Corp.
3,615	8.63%, 05/01/2016 ■Þ	3,701
	Landry's Acquisition Co.
126	11.63%, 12/01/2015 ■	138
		3,839
	Health Care and Social Assistance - 8.2%
	Alere, Inc.
2,409	7.88%, 02/01/2016	2,469
2,850	9.00%, 05/15/2016	2,900
	American Renal Holdings, Inc.
3,490	8.38%, 05/15/2018	3,691
	Biomet, Inc.
3,079	10.38%, 10/15/2017 Þ	3,291
	Fresenius Medical Care US Finance II, Inc.
2,875	5.88%, 01/31/2022 ■	2,993
	HCA, Inc.
4,260	7.25%, 09/15/2020	4,686
11,394	7.50%, 11/15/2095	9,115
2,531	8.50%, 04/15/2019	2,835
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020 ■	2,202
	HealthSouth Corp.
5,165	7.25%, 10/01/2018	5,501
	Radiation Therapy Services, Inc.
4,360	8.88%, 01/15/2017 ■	4,186
3,700	9.88%, 04/15/2017	2,895
	Savient Pharmaceuticals, Inc.
3,500	4.75%, 02/01/2018 ۞	1,137
	Valeant Pharmaceuticals International
1,535	6.75%, 08/15/2021 ■	1,504
3,630	7.25%, 07/15/2022 ■	3,639
		53,044
	Information - 16.7%
	Audatex North America, Inc.
3,150	6.75%, 06/15/2018 ■	3,315
	Beagle Acquisition Corp.
1,640	11.00%, 12/31/2019 ■	1,837
	CCO Holdings LLC
2,910	6.63%, 01/31/2022	3,114
	Ceridian Corp.
985	8.88%, 07/15/2019 ■☼	1,017
	Cricket Communications, Inc.
6,055	7.75%, 10/15/2020	5,782
	DISH DBS Corp.
3,725	5.88%, 07/15/2022 ■	3,762
4,886	7.88%, 09/01/2019	5,631
	First Data Corp.
5,425	7.38%, 06/15/2019 ■	5,533
2,265	8.25%, 01/15/2021 ■	2,265
4,914	10.55%, 09/24/2015 Þ	5,025
	GCI, Inc.
1,465	6.75%, 06/01/2021	1,417
	Harron Communications
2,830	9.13%, 04/01/2020 ■	2,929
	Inmarsat Finance plc
860	7.38%, 12/01/2017 ■	918
	Intelsat Bermuda Ltd.
7,947	11.50%, 02/04/2017 Þ	8,205
	Intelsat Jackson Holdings S.A.
7,610	8.50%, 11/01/2019 ‡	8,428
	Lawson Software
1,890	9.38%, 04/01/2019 ■	2,018
	Level 3 Financing, Inc.
6,401	10.00%, 02/01/2018	6,929
	Mediacom Broadband LLC
3,590	8.50%, 10/15/2015	3,689
	Mediacom LLC
3,470	9.13%, 08/15/2019	3,808
	MetroPCS Wireless, Inc.
2,225	6.63%, 11/15/2020	2,192
4,710	7.88%, 09/01/2018	4,887
	Paetec Holding Corp.
2,127	9.88%, 12/01/2018	2,377
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	527
3,092	9.00%, 11/15/2018 ■	3,455
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,765
	Trilogy International Partners LLC
1,353	10.25%, 08/15/2016 ■	1,103
	UnityMedia GmbH
2,496	7.50%, 03/15/2019 ■	2,646

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 86.8% - (continued)
	Information - 16.7% - (continued)
	UPCB Finance III Ltd.
$2,868	6.63%, 07/01/2020 ■	$2,911
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	1,882
	Videotron Ltee
2,430	9.13%, 04/15/2018	2,661
	Windstream Corp.
3,400	7.50%, 04/01/2023	3,485
	Zayo Escrow Corp.
660	8.13%, 01/01/2020 ■	690
480	10.13%, 07/01/2020 ■	510
		108,713
	Machinery Manufacturing - 1.2%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017	7,994

	Mining - 2.2%
	FMG Resources Pty Ltd.
3,500	6.00%, 04/01/2017 ■	3,517
3,662	7.00%, 11/01/2015 ■	3,735
1,434	8.25%, 11/01/2019 ■	1,520
	Peabody Energy Corp.
4,020	6.00%, 11/15/2018 ■	4,000
1,572	6.50%, 09/15/2020	1,592
		14,364
	Miscellaneous Manufacturing - 1.9%
	BE Aerospace, Inc.
521	5.25%, 04/01/2022	537
2,293	6.88%, 10/01/2020	2,534
	Reynolds Group Issuer, Inc.
1,995	7.88%, 08/15/2019 ■	2,159
1,190	9.75%, 04/15/2019 ■	1,187
	TransDigm Group, Inc.
5,140	7.75%, 12/15/2018	5,641
		12,058
	Motor Vehicle and Parts Manufacturing - 1.4%
	Ford Motor Co.
2,405	7.50%, 08/01/2026	2,790
	Tenneco, Inc.
3,500	7.75%, 08/15/2018	3,798
	TRW Automotive, Inc.
1,721	7.25%, 03/15/2017 ■	1,966
550	8.88%, 12/01/2017 ■	606
		9,160
	Nonmetallic Mineral Product Manufacturing - 0.5%
	Ardagh Packaging Finance
480	7.38%, 10/15/2017 ■	510
	Silgan Holdings, Inc.
2,910	5.00%, 04/01/2020 ■	2,975
		3,485
	Other Services - 1.4%
	Service Corp. International
7,975	7.63%, 10/01/2018	9,052

	Petroleum and Coal Products Manufacturing - 5.2%
	Alpha Natural Resources, Inc.
2,355	6.00%, 06/01/2019	2,008
	Antero Resources Finance Corp.
3,605	7.25%, 08/01/2019	3,731
	Chesapeake Energy Corp.
2,805	6.88%, 08/15/2018	2,791
	Continental Resources, Inc.
1,775	5.00%, 09/15/2022 ■	1,802
	Endeavour International
3,048	12.00%, 03/01/2018 ■	3,170
	Everest Acquisition LLC
570	6.88%, 05/01/2019 ■	596
5,467	9.38%, 05/01/2020 ■	5,665
	Ferrellgas Partners L.P.
891	6.50%, 05/01/2021	813
	Harvest Operations Corp.
1,315	6.88%, 10/01/2017 ■	1,397
	Lone Pine Resources, Inc.
1,995	10.38%, 02/15/2017 ■	1,880
	Newfield Exploration Co.
2,176	5.75%, 01/30/2022	2,274
	Plains Exploration & Production Co.
675	6.75%, 02/01/2022	689
	Range Resources Corp.
1,325	5.00%, 08/15/2022	1,308
1,755	5.75%, 06/01/2021	1,834
	Rosetta Resources, Inc.
3,468	9.50%, 04/15/2018	3,780
		33,738
	Pipeline Transportation - 2.1%
	El Paso Corp.
955	7.75%, 01/15/2032	1,074
3,260	7.80%, 08/01/2031	3,659
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,840
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	2,964
	Markwest Energy
1,024	6.25%, 06/15/2022	1,055
	NGPL Pipeco LLC
2,075	7.12%, 12/15/2017 ■	2,075
		13,667
	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
2,513	8.75%, 12/15/2020	2,708

	Professional, Scientific and Technical Services - 1.7%
	Lamar Media Corp.
1,465	7.88%, 04/15/2018	1,612
	SunGard Data Systems, Inc.
3,685	7.38%, 11/15/2018	3,952
1,520	7.63%, 11/15/2020	1,619
3,650	10.25%, 08/15/2015	3,750
		10,933
	Real Estate, Rental and Leasing - 3.7%
	Air Lease Corp.
4,215	5.63%, 04/01/2017 ■	4,152
	Ashtead Capital, Inc.
385	6.50%, 07/15/2022 ■☼	385
	International Lease Finance Corp.
9,461	5.88%, 04/01/2019	9,470
1,720	6.25%, 05/15/2019	1,752
3,335	8.88%, 09/01/2017	3,760

7

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 86.8% - (continued)
	Real Estate, Rental and Leasing - 3.7% - (continued)
	United Rental Financing Escrow Corp.
$292	5.75%, 07/15/2018 ■	$304
531	7.38%, 05/15/2020 ■	555
529	7.63%, 04/15/2022 ■	554
	United Rentals North America, Inc.
2,823	8.38%, 09/15/2020	2,971
		23,903
	Retail Trade - 3.4%
	Amerigas Partners L.P.
3,336	6.25%, 08/20/2019	3,353
	Building Materials Corp.
2,948	7.50%, 03/15/2020 ■	3,199
	GRD Holding III Corp.
2,860	10.75%, 06/01/2019 ■	2,831
	Libby Glass, Inc.
660	6.88%, 05/15/2020 ■	678
	Michaels Stores, Inc.
5,245	7.75%, 11/01/2018	5,533
	Number Merger Sub, Inc.
3,545	11.00%, 12/15/2019 ■	3,829
	Sally Holdings LLC
1,425	5.75%, 06/01/2022	1,491
1,395	6.88%, 11/15/2019	1,517
		22,431
	Soap, Cleaning Compound and Toilet Manufacturing - 0.6%
	Revlon Consumer Products
3,430	9.75%, 11/15/2015	3,670

	Transportation Equipment Manufacturing - 0.3%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,865

	Utilities - 2.3%
	AES (The) Corp.
3,230	8.00%, 10/15/2017	3,674
2,409	9.75%, 04/15/2016	2,855
	Calpine Corp.
3,420	7.88%, 01/15/2023 ■	3,728
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021 ■	2,902
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	1,887
		15,046
	Water Transportation - 0.5%
	ACL I Corp.
3,640	10.63%, 02/15/2016 Þ	3,495

	Wholesale Trade - 1.1%
	HD Supply, Inc.
4,490	8.13%, 04/15/2019 ■	4,849
	J.M. Huber Corp.
1,985	9.88%, 11/01/2019 ■	2,134
		6,983
	Total corporate bonds
	(cost $551,494)	$563,506

SENIOR FLOATING RATE INTERESTS ♦ - 4.7%
	Air Transportation - 0.5%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$3,492	4.25%, 11/29/2013	$3,422

	Finance and Insurance - 0.4%
	Asurion Corp., Second Lien Term Loan
2,371	9.00%, 05/24/2019	2,413

	Information - 0.9%
	WideOpenWest Finance LLC, Second Lien Term Loan
6,117	6.50%, 06/29/2015 Þ	6,065

	Mining - 0.6%
	Arch Coal, Inc.
3,835	5.75%, 05/16/2018	3,762

	Retail Trade - 1.7%
	EB Sports Corp.
10,983	11.50%, 12/31/2015 Þ	10,763

	Utilities - 0.6%
	Texas Competitive Electric Holdings Co. LLC
7,000	4.74%, 10/10/2017	4,179

	Total senior floating rate interests
	(cost $29,984)	$30,604

COMMON STOCKS - 0.1%
	Energy - 0.1%
207,275	KCA Deutag ⌂●†	$947

	Software & Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†	—

	Total common stocks
	(cost $2,795)	$947

PREFERRED STOCKS - 1.4%
	Diversified Financials - 1.4%
117	Citigroup Capital XIII	$3,184
245	GMAC Capital Trust I ۞	5,892
		9,076
	Software & Services - 0.0%
9	Stratus Technologies, Inc. ⌂†	107

	Total preferred stocks
	(cost $8,765)	$9,183

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
2	ASG Consolidated LLC ■	$83

	Total warrants
	(cost $–)	$83

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount			Market Value ╪
WARRANTS - 0.0% - (continued)
	Total long-term investments
	(cost $595,517)		$604,323

SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreements - 5.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $19,290,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $19,676)
$19,290	0.13%, 06/29/2012		$19,290
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $6,974, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $7,113)
6,974	0.15%, 06/29/2012		6,974
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,868, collateralized by U.S. Treasury Note 0.88%, 2016, value of $1,906)
1,868	0.20%, 06/29/2012		1,868
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $5,461, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.38% - 8.75%, 2012 - 2017, value of
	$5,570)
5,461	0.15%, 06/29/2012		5,461
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $2, collateralized by U.S. Treasury Note 1.00%, 2013, value of $2)
2	0.13%, 06/29/2012		2
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $2,461, collateralized by GNMA 4.00%, 2042, value of $2,510)
2,461	0.20%, 06/29/2012		2,461
			36,056

	Total short-term investments
	(cost $36,056)		$36,056

	Total investments
	(cost $631,573) ▲	98.6%	$640,379
	Other assets and liabilities	1.4%	9,046
	Total net assets	100.0%	$649,425

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

9

Hartford High Yield HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $633,882 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,167
Unrealized Depreciation	(10,670)
Net Unrealized Appreciation	$6,497

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $1,054, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $197,166, which represents 30.4% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	207,275	KCA Deutag	$2,795
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	$–
03/2010 - 04/2010	38	Stratus Technologies, Inc.	$–

At June 30, 2012, the aggregate value of these securities was $1,054, which represents 0.2% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,354 at June 30, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

10

Hartford High Yield HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	947	–	–	947
Corporate Bonds	563,506	–	563,506	–
Preferred Stocks	9,183	9,076	–	107
Senior Floating Rate Interests	30,604	–	30,604	–
Warrants	83	83	–	–
Short-Term Investments	36,056	–	36,056	–
Total	$640,379	$9,159	$630,166	$1,054

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Common Stocks	1,720	—	(773	)‡	—	—	—	—	—	947
Corporate Bonds	5,167	(25)	52	†	(1)	—	(1,946)	—	(3,247)	—
Preferred Stocks	—	—	107	§	—	—	—	—	—	107
Total	$6,887	$(25)	$(614)		$(1)	$—	$(1,946)	$—	$(3,247)	$1,054

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was zero.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $(773).
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $107.

The accompanying notes are an integral part of these financial statements.

11

Hartford High Yield HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $631,573)	$640,379
Cash	179
Receivables:
Investment securities sold	17,727
Fund shares sold	832
Dividends and interest	11,669
Other assets	—
Total assets	670,786
Liabilities:
Payables:
Investment securities purchased	20,336
Fund shares redeemed	920
Investment management fees	61
Distribution fees	5
Accrued expenses	39
Total liabilities	21,361
Net assets	$649,425
Summary of Net Assets:
Capital stock and paid-in-capital	$600,112
Undistributed net investment income	80,874
Accumulated net realized loss	(40,367)
Unrealized appreciation of investments	8,806
Net assets	$649,425
Shares authorized	2,800,000
Par value	$0.001
Class IA: Net asset value per share	$9.30
Shares outstanding	53,360
Net assets	$496,259
Class IB: Net asset value per share	$9.17
Shares outstanding	16,710
Net assets	$153,166

The accompanying notes are an integral part of these financial statements.

12

Hartford High Yield HLS Fund
Statement of Operations
For the Six Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$300
Interest	26,297
Total investment income, net	26,597

Expenses:
Investment management fees	2,485
Transfer agent fees	1
Distribution fees - Class IB	199
Custodian fees	4
Accounting services fees	72
Board of Directors' fees	8
Audit fees	7
Other expenses	93
Total expenses	2,869
Net investment income	23,728

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	6,483
Net realized loss on swap contracts	(384)
Net realized gain on foreign currency contracts	—
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	6,099

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	16,284
Net Changes in Unrealized Appreciation of Investments	16,284
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	22,383
Net Increase in Net Assets Resulting from Operations	$46,111

The accompanying notes are an integral part of these financial statements.

13

Hartford High Yield HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$23,728	$57,280
Net realized gain on investments and other financial instruments	6,099	22,098
Net unrealized appreciation (depreciation) of investments	16,284	(44,423)
Net Increase In Net Assets Resulting From Operations	46,111	34,955
Distributions to Shareholders:
From net investment income
Class IA	—	(49,277)
Class IB	—	(14,302)
Total distributions	—	(63,579)
Capital Share Transactions:
Class IA
Sold	69,043	148,789
Issued on reinvestment of distributions	—	49,277
Redeemed	(157,122)	(229,731)
Total capital share transactions	(88,079)	(31,665)
Class IB
Sold	13,714	42,743
Issued on reinvestment of distributions	—	14,302
Redeemed	(30,989)	(76,938)
Total capital share transactions	(17,275)	(19,893)
Net decrease from capital share transactions	(105,354)	(51,558)
Net Decrease In Net Assets	(59,243)	(80,182)
Net Assets:
Beginning of period	708,668	788,850
End of period	$649,425	$708,668
Undistributed (distribution in excess of) net investment income	$80,874	$57,146
Shares:
Class IA
Sold	7,595	16,247
Issued on reinvestment of distributions	—	5,892
Redeemed	(17,272)	(24,914)
Total share activity	(9,677)	(2,775)
Class IB
Sold	1,529	4,716
Issued on reinvestment of distributions	—	1,731
Redeemed	(3,457)	(8,423)
Total share activity	(1,928)	(1,976)

The accompanying notes are an integral part of these financial statements.

14

Hartford High Yield HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford High Yield HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the

15

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

16

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or

17

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These

18

differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

d)	Senior Floating Rate Interests – The Fund, as shown on the Schedule of Investments, invests in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various

19

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The Fund, as shown on the Schedule of Investments, had senior floating rate interests as of June 30, 2012.

e)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2012.

b)	Swap Agreements – The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-

20

linked returns at specified future intervals. The Fund enters into credit default, total return, cross-currency, interest rate, inflation and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap agreements are also used to gain exposure to certain markets. In connection with these agreements, investments or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and some net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Net periodic payments and some upfront payments received or paid by the Fund with regard to interest rate swaps are recorded as increases or decreases to income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the

21

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

contract. For credit default swap contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund had no outstanding credit default swaps as of June 30, 2012.

c)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on swap contracts	$—	$—	$(384)	$—	$—	$—	$(384)
Net realized gain on foreign currency contracts	—	—	—	—	—	—	—
Total	$—	$—	$(384)	$—	$—	$—	$(384)

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests, and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s

22

investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$63,579	$5,000

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$57,180
Accumulated Capital and Other Losses*	(44,157)
Unrealized Depreciation†	(9,787)
Total Accumulated Earnings	$3,236

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

23

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(343)
Accumulated Net Realized Gain (Loss)	343

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$44,157
Total	$44,157

During the year ended December 31, 2011, the Fund utilized $23,678 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Effective March 5, 2012, HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment

24

objective and policies. Prior to March 5, 2012, Hartford Investment Management Company was the sub-adviser for the Fund. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate sub-advisers.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6150%
On next $5 billion	0.6050%
Over $10 billion	0.5950%

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6050%
Over $10 billion	0.5950%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used

25

Hartford High Yield HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

f)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	50.41%	50.04%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$455,479
Sales Proceeds Excluding U.S. Government Obligations	542,756
Cost of Purchases for U.S. Government Obligations	41,786
Sales Proceeds for U.S. Government Obligations	79,157

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

26

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

27

Hartford High Yield HLS Fund
Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited) (D)
IA	$8.70	$0.30	$—	$0.30	$0.60	$—	$—	$—	$—	$0.60	$9.30
IB	8.59	0.29	—	0.29	0.58	—	—	—	—	0.58	9.17
For the Year Ended December 31, 2011 (D)
IA	9.15	0.71	—	(0.31)	0.40	(0.85)	—	—	(0.85)	(0.45)	8.70
IB	9.04	0.67	—	(0.30)	0.37	(0.82)	—	—	(0.82)	(0.45)	8.59
For the Year Ended December 31, 2010 (D)
IA	7.94	0.75	—	0.52	1.27	(0.06)	—	—	(0.06)	1.21	9.15
IB	7.86	0.72	—	0.52	1.24	(0.06)	—	—	(0.06)	1.18	9.04
For the Year Ended December 31, 2009 (D)
IA	5.73	0.73	—	2.16	2.89	(0.68)	—	—	(0.68)	2.21	7.94
IB	5.68	0.70	—	2.14	2.84	(0.66)	—	—	(0.66)	2.18	7.86
For the Year Ended December 31, 2008
IA	8.87	0.83	—	(3.12)	(2.29)	(0.85)	—	—	(0.85)	(3.14)	5.73
IB	8.78	0.83	—	(3.11)	(2.28)	(0.82)	—	—	(0.82)	(3.10)	5.68
For the Year Ended December 31, 2007 (D)
IA	9.35	0.71	—	(0.45)	0.26	(0.74)	—	—	(0.74)	(0.48)	8.87
IB	9.27	0.68	—	(0.45)	0.23	(0.72)	—	—	(0.72)	(0.49)	8.78

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(D)	Per share amounts have been calculated using the average shares method.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

28

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(C)

6.86	%(E)	$496,259	0.74	%(F)	0.74	%(F)	6.66	%(F)	69%
6.73	(E)	153,166	0.99	(F)	0.99	(F)	6.43	(F)	–

4.69		548,608	0.74		0.74		7.68		88
4.44		160,060	0.99		0.99		7.43		—

16.15		602,493	0.75		0.75		8.80		139
15.86		186,357	1.00		1.00		8.57		—

50.46	(G)	527,000	0.75		0.75		10.32		173
50.08	(G)	188,832	1.00		1.00		10.08		—

(25.23)		293,839	0.74		0.74		9.05		101
(25.42)		124,701	0.99		0.99		8.76		—

2.79		460,243	0.77		0.72		7.47		148
2.53		222,712	1.02		0.97		7.20		—

29

Hartford High Yield HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

30

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

31

Hartford High Yield HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32

Hartford High Yield HLS Fund
Expense Example (Unaudited)

 Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,068.63	$3.81	$1,000.00	$1,021.18	$3.72	0.74%	182	366
Class IB	$1,000.00	$1,067.31	$5.09	$1,000.00	$1,019.94	$4.97	0.99%	182	366

33

Hartford High Yield HLS Fund
Approval of Investment Sub-Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment sub-advisory agreement(s). At its meeting held on February 1, 2012, the Board of Directors (the “Board”) of Hartford Series Fund, Inc., including each of the Independent Directors, unanimously voted to approve an investment sub-advisory agreement for Hartford High Yield HLS Fund (the “Fund”) between HL Investment Advisors, LLC (“HL Advisors”), the Fund’s investment manager, and Wellington Management Company, LLP (“Wellington Management”) (the “Agreement”). The Agreement went into effect on March 5, 2012.

Prior to approving the Agreement, the Board requested, received, and reviewed written responses from HL Advisors and Wellington Management to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board received an in-person presentation from Fund officers and representatives of HL Advisors about the proposal to replace Hartford Investment Management, the Fund’s current sub-adviser, with Wellington Management. The Board’s Contracts Committee also met in person with the proposed portfolio manager for the Fund regarding the capabilities of Wellington Management and the associated benefits to the Fund and its shareholders. In addition, the Board had previously received information with respect to Wellington Management in connection with Wellington Management’s re-approval on August 2-3, 2011 as the sub-adviser to certain other Hartford-sponsored funds.

In determining to approve the Agreement for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreement. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreement is provided below.

Nature, Extent, And Quality Of Services to be Provided by Wellington Management

The Board requested and considered information concerning the nature, extent, and quality of the services to be provided to the Fund by Wellington Management. The Board considered, among other things, the terms of the Agreement, the range of services to be provided, and Wellington Management’s organizational structure, systems and personnel. The Board also considered Wellington Management’s reputation and overall financial strength, and the Board’s past experience with Wellington Management as sub-adviser for other Hartford-sponsored funds. The Board considered the terms of the “preferred partnership” arrangement pursuant to which Wellington Management would serve as the preferred sub-adviser to the Hartford-sponsored funds, including the benefits of the arrangement for the Fund and other Hartford-sponsored funds.

With respect to Wellington Management’s fixed income capabilities, the Board considered that HL Advisors believes that Wellington Management is a high quality fixed income manager with greater depth and breadth relative to Hartford Investment Management and other peer advisory firms and that Wellington Management has strong investment capabilities with expertise across various investment disciplines. The Board also considered Wellington Management’s global fixed income capabilities, including the number and geographic locations of Wellington Management’s investment personnel. The Board noted that during the past ten years, Wellington Management had been committed to supporting the growth of its fixed income teams by allocating additional resources, personnel and technology to these teams, and also noted that Wellington Management is focused entirely on third-party asset management and has experience managing assets for a diverse set of clients, including fixed income mutual funds, with different objectives and guidelines. In addition, the Board considered Wellington Management’s risk management systems, noting that they are embedded within the firm’s fixed income process.

With respect to the day-to-day portfolio management services to be provided by Wellington Management, the Board considered the Contracts Committee’s meeting with the proposed portfolio manager, and Wellington Management’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board also considered the experience of the proposed portfolio manager and the investment professionals and sector specialists that would support the proposed portfolio manager.

The Board also considered information previously provided by HL Advisors and Wellington Management regarding Wellington Management’s compliance policies and procedures and compliance history, and received a representation from HL Advisors that

34

the written compliance policies and procedures of Wellington Management are reasonably designed to prevent violations of the federal securities laws.

In considering this information, the Board evaluated not only the information presented to the Board and the Contracts Committee in connection with its consideration of the Agreement, but also the Board’s experience through past interactions with Wellington Management. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Wellington Management.

Performance of Wellington Management

The Board considered the investment performance of Wellington Management, including the performance of the Wellington Management composite for accounts with substantially similar investment objectives, policies and principal investment strategies to one or more components of the Fund’s principal investment strategy. The Board noted that the performance of the relevant Wellington Management composite was favorable in the long term and noted similarities between portfolio statistics of the Wellington Management composite and of the Fund. HL Advisors and Wellington Management also provided additional information about the broad range of the portfolio manager’s investment experience and the experience of the investment professionals and sector specialists that would support the proposed portfolio manager, and their investment philosophy and process.

Based on these considerations, the Board concluded that it was satisfied that Wellington Management has the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of HL Advisors and Wellington Management

The Board reviewed information regarding HL Advisors’ cost to provide investment management and related services to the Fund and the estimated profitability to HL Advisors and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund both under the sub-advisory arrangement with Hartford Investment Management and assuming implementation of the Agreement with Wellington Management. The Board also requested and received information relating to the operations and profitability of Wellington Management.

Based on these considerations, the Board concluded that the profits anticipated to be realized by HL Advisors, Wellington Management and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services

With respect to the sub-advisory fee schedule to be paid to Wellington Management by HL Advisors in respect of the Fund, the Board considered comparative information with respect to the sub-advisory fees to be paid by HL Advisors to Wellington Management. The Board also considered information provided by Wellington Management to the Contracts Committee of the Board about the quality of services to be performed for the Fund and Wellington Management’s investment philosophy. In addition, the Board considered HL Advisors’ representation that it had negotiated Wellington Management’s fees at arm’s length.

The Board considered that, in connection with the sub-adviser change, HL Advisors proposed to add an additional breakpoint to the Fund’s contractual management fee schedule with HL Advisors that would result in a management fee reduction at certain asset levels. The Board noted that HL Advisors, not the Fund, would pay the sub-advisory fees to Wellington Management.

Based on these considerations, the Board concluded that the Fund’s proposed sub-advisory fees, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the

35

Hartford High Yield HLS Fund
Approval of Investment Sub-Advisory Agreement (Unaudited) – (continued)

management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board noted HL Advisors’ proposal to add an additional breakpoint to the Fund’s management fee schedule in connection with the sub-adviser change, thereby reducing fee rates above certain asset levels.

The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Fund’s Lipper peer group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would review future growth in Fund assets and the appropriateness of the breakpoints as part of its future annual review of the Agreement and the investment management agreement between the Fund and HL Advisors.

Other Benefits

The Board considered other benefits to Wellington Management and its affiliates from their relationships with the Fund. The Board also considered the benefits, if any, to Wellington Management from any use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HL Advisors and Wellington Management that Wellington Management would not make any revenue-sharing payments or any other type of distribution payments to HL Advisors or its affiliates.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with its deliberations, the Independent Directors met separately in executive session, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

36

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-HY12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Index HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Index HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Index HLS Fund inception 05/01/1987

(sub-advised by Hartford Investment Management Company)

Investment objective – Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12) (1) (2)

	6 Month†	1 Year	5 year	10 year
Index IA	9.32%	5.13%	-0.04%	4.99%
Index IB	9.18%	4.91%	-0.28%	4.74%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Index HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Manager
Deane Gyllenhaal
Vice President

How did the Fund perform?

The Class IA shares of the Hartford Index HLS Fund returned 9.32% for the six-month period ending June 30, 2012, underperforming its benchmark, the S&P 500 Index, which returned 9.48%, and outperforming the Lipper S&P 500 Index VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 9.25%.

Why did the Fund perform this way?

By design, the Fund is managed to mimic the performance of the S&P 500 Index. Due to this approach, the Fund is expected to perform in line with the Index. However, we do not purchase the stock of our parent, The Hartford Financial Services Group, Inc. (HIG). This exposure to HIG is reallocated across the Life/Health, Property/Casualty and Multi-line Insurance industries. The performance of the Fund marginally differed from the benchmark over the period, primarily due to trading in futures contracts, index events, minimal cash exposure, and lack of exposure to HIG.

All but one of the sectors within the S&P 500 Index had positive returns during the first half of 2012. Telecommunication Services led the way up 16.5% followed by Financials which gained 13.6%. Energy was the only sector with a negative return, dropping 2.4% for the six month period.

On a stock level, the best index performers for the quarter included Sears Holdings gaining 87.9% followed by TripAdvisor and Pulte Group which rose 77.3% and 69.6%, respectively. Two of the worst performers for the first half of the year were Alpha Natural Resources which fell 57.4% followed by First Solar with a decline of 55.4%.

What is the outlook?

Looking ahead, challenges include deleveraging, Eurozone member solvency, U.S. Presidential election year uncertainty - especially on fiscal policy, and higher energy costs. We believe corporate fundamentals are decent, but given the balance of challenges aforementioned, corporations are generally reluctant to hire or spend; thus keeping labor markets fragile. With the labor market tentative, we believe the consumer portion of the economy is at a cusp – ready to either drive through these challenges or add to them. These issues are well known. Investors have moved to the sideline, waiting to see which way the consumer falls, leading to tempting valuation levels. Analysts have in general significantly revised earnings downward. In this environment, we believe investors will place marginally higher demand for stable and expanding profit growth.

The Fund will continue to be invested in the S&P 500 Index, with a focus on risk control and efficient trading. Performance of the Fund is expected to be similar to that of the index.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	0.6%
Banks (Financials)	3.0
Capital Goods (Industrials)	7.9
Commercial & Professional Services (Industrials)	0.5
Consumer Durables & Apparel (Consumer Discretionary)	0.9
Consumer Services (Consumer Discretionary)	2.0
Diversified Financials (Financials)	5.6
Energy (Energy)	10.7
Food & Staples Retailing (Consumer Staples)	2.4
Food, Beverage & Tobacco (Consumer Staples)	6.5
Health Care Equipment & Services (Health Care)	3.9
Household & Personal Products (Consumer Staples)	2.2
Insurance (Financials)	3.5
Materials (Materials)	3.4
Media (Consumer Discretionary)	3.3
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	8.0
Real Estate (Financials)	2.2
Retailing (Consumer Discretionary)	3.9
Semiconductors & Semiconductor Equipment (Information Technology)	2.3
Software & Services (Information Technology)	9.4
Technology Hardware & Equipment (Information Technology)	7.9
Telecommunication Services (Services)	3.2
Transportation (Industrials)	1.9
Utilities (Utilities)	3.7
Short-Term Investments	1.2
Other Assets and Liabilities	(0.1)
Total	100.0%

3

Hartford Index HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.6%
9	BorgWarner, Inc. ●	$599
303	Ford Motor Co. w/ Rights	2,902
19	Goodyear Tire & Rubber Co. ●	229
18	Harley-Davidson, Inc.	839
54	Johnson Controls, Inc.	1,495
		6,064
	Banks - 3.0%
55	BB&T Corp.	1,710
16	Comerica, Inc.	478
73	Fifth Third Bancorp	977
20	First Horizon National Corp.	173
42	Hudson City Bancorp, Inc.	266
68	Huntington Bancshares, Inc.	438
75	Keycorp	584
10	M&T Bank Corp.	833
28	People's United Financial, Inc.	327
42	PNC Financial Services Group, Inc.	2,562
112	Regions Financial Corp.	755
43	SunTrust Banks, Inc.	1,034
150	US Bancorp	4,833
421	Wells Fargo & Co.	14,094
15	Zions Bancorporation	284
		29,348
	Capital Goods - 7.9%
55	3M Co.	4,928
59	Boeing Co.	4,418
52	Caterpillar, Inc.	4,397
13	Cooper Industries plc Class A	860
15	Cummins, Inc.	1,473
46	Danaher Corp.	2,374
32	Deere & Co.	2,551
15	Dover Corp.	779
27	Eaton Corp.	1,064
58	Emerson Electric Co.	2,709
23	Fastenal Co.	945
4	Flowserve Corp.	496
13	Fluor Corp.	663
29	General Dynamics Corp.	1,883
840	General Electric Co.	17,515
10	Goodrich Corp.	1,263
62	Honeywell International, Inc.	3,450
38	Illinois Tool Works, Inc.	2,001
24	Ingersoll-Rand plc	1,002
10	Jacobs Engineering Group, Inc. ●	389
8	Joy Global, Inc.	477
8	L-3 Communications Holdings, Inc.	571
21	Lockheed Martin Corp.	1,841
28	Masco Corp.	392
20	Northrop Grumman Corp.	1,273
28	PACCAR, Inc.	1,110
9	Pall Corp.	502
12	Parker-Hannifin Corp.	921
12	Precision Castparts Corp.	1,900
17	Quanta Services, Inc. ●	408
26	Raytheon Co.	1,498
11	Rockwell Automation, Inc.	751
11	Rockwell Collins, Inc.	567
8	Roper Industries, Inc.	762
5	Snap-On, Inc.	289
14	Stanley Black & Decker, Inc.	874
22	Textron, Inc.	554
37	Tyco International Ltd.	1,941
72	United Technologies Corp.	5,458
5	W.W. Grainger, Inc.	921
15	Xylem, Inc.	369
		78,539
	Commercial & Professional Services - 0.5%
8	Avery Dennison Corp.	226
9	Cintas Corp.	339
4	Dun & Bradstreet Corp.	274
10	Equifax, Inc. ●	444
14	Iron Mountain, Inc.	449
16	Pitney Bowes, Inc.	237
14	R.R. Donnelley & Sons Co.	168
25	Republic Services, Inc.	661
11	Robert Half International, Inc.	324
7	Stericycle, Inc. ●	618
37	Waste Management, Inc.	1,225
		4,965
	Consumer Durables & Apparel - 0.9%
23	Coach, Inc.	1,330
22	D.R. Horton, Inc.	409
4	Fossil, Inc. ●	314
6	Harman International Industries, Inc.	220
9	Hasbro, Inc.	313
11	Leggett & Platt, Inc.	236
13	Lennar Corp.	400
27	Mattel, Inc.	876
23	Newell Rubbermaid, Inc.	415
29	NIKE, Inc. Class B	2,557
27	Pulte Group, Inc. ●	285
5	Ralph Lauren Corp.	719
7	V.F. Corp.	923
6	Whirlpool Corp.	377
		9,374
	Consumer Services - 2.0%
9	Apollo Group, Inc. Class A ●	309
36	Carnival Corp.	1,233
2	Chipotle Mexican Grill, Inc. ●	935
10	Darden Restaurants, Inc.	519
5	DeVry, Inc.	143
23	H & R Block, Inc.	371
24	International Game Technology	370
21	Marriott International, Inc. Class A	823
81	McDonald's Corp.	7,133
60	Starbucks Corp.	3,206
16	Starwood Hotels & Resorts, Inc.	831
12	Wyndham Worldwide Corp.	612
6	Wynn Resorts Ltd.	651
37	Yum! Brands, Inc.	2,353
		19,489
	Diversified Financials - 5.6%
79	American Express Co.	4,620
17	Ameriprise Financial, Inc.	906
855	Bank of America Corp.	6,992
95	Bank of New York Mellon Corp.	2,076
10	BlackRock, Inc.	1,718
46	Capital One Financial Corp.	2,517

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Diversified Financials - 5.6% - (continued)
86	Charles Schwab Corp.	$1,110
233	Citigroup, Inc.	6,375
5	CME Group, Inc.	1,415
42	Discover Financial Services, Inc.	1,453
20	E*Trade Financial Corp. ●	162
7	Federated Investors, Inc.	160
11	Franklin Resources, Inc.	1,249
39	Goldman Sachs Group, Inc.	3,744
6	IntercontinentalExchange, Inc. ●	786
36	Invesco Ltd.	804
302	JP Morgan Chase & Co.	10,787
10	Legg Mason, Inc.	263
16	Leucadia National Corp.	335
16	Moody's Corp.	574
121	Morgan Stanley	1,762
10	Nasdaq OMX Group, Inc. ●	221
19	Northern Trust Corp.	880
20	NYSE Euronext	517
39	SLM Corp.	607
39	State Street Corp.	1,728
20	T. Rowe Price Group, Inc.	1,272
		55,033
	Energy - 10.7%
17	Alpha Natural Resources, Inc. ●	152
40	Anadarko Petroleum Corp.	2,623
31	Apache Corp.	2,721
35	Baker Hughes, Inc.	1,432
17	Cabot Oil & Gas Corp.	657
20	Cameron International Corp. ●	834
52	Chesapeake Energy Corp.	976
157	Chevron Corp.	16,517
100	ConocoPhillips Holding Co.	5,606
18	Consol Energy, Inc.	547
31	Denbury Resources, Inc. ●	467
32	Devon Energy Corp.	1,859
6	Diamond Offshore Drilling, Inc.	327
21	EOG Resources, Inc.	1,922
12	EQT Corp.	635
371	Exxon Mobil Corp.	31,740
19	FMC Technologies, Inc. ●	745
73	Halliburton Co.	2,078
8	Helmerich & Payne, Inc.	369
24	Hess Corp.	1,049
40	Kinder Morgan, Inc.	1,289
56	Marathon Oil Corp.	1,430
27	Marathon Petroleum Corp.	1,212
15	Murphy Oil Corp.	773
23	Nabors Industries Ltd. ●	332
34	National Oilwell Varco, Inc.	2,180
11	Newfield Exploration Co. ●	314
20	Noble Corp.	651
14	Noble Energy, Inc.	1,197
64	Occidental Petroleum Corp.	5,522
22	Peabody Energy Corp.	530
50	Phillips 66 ●	1,649
10	Pioneer Natural Resources Co.	859
14	QEP Resources, Inc.	423
13	Range Resources Corp.	793
10	Rowan Cos. plc Class A ●	317
106	Schlumberger Ltd.	6,865
28	Southwestern Energy Co. ●	880
52	Spectra Energy Corp.	1,505
8	Sunoco, Inc.	397
11	Tesoro Corp. ●	279
44	Valero Energy Corp.	1,060
50	Williams Cos., Inc.	1,431
16	WPX Energy, Inc. ●	254
		105,398
	Food & Staples Retailing - 2.4%
34	Costco Wholesale Corp.	3,257
102	CVS Caremark Corp.	4,750
44	Kroger (The) Co.	1,031
19	Safeway, Inc.	346
46	Sysco Corp.	1,386
68	Walgreen Co.	2,025
137	Wal-Mart Stores, Inc.	9,542
13	Whole Foods Market, Inc.	1,235
		23,572
	Food, Beverage & Tobacco - 6.5%
161	Altria Group, Inc.	5,576
52	Archer Daniels Midland Co.	1,543
13	Beam, Inc.	784
8	Brown-Forman Corp.	764
14	Campbell Soup Co.	467
179	Coca-Cola Co.	13,992
24	Coca-Cola Enterprises, Inc.	669
33	ConAgra Foods, Inc.	855
13	Constellation Brands, Inc. Class A ●	349
15	Dean Foods Co. ●	248
17	Dr. Pepper Snapple Group	736
51	General Mills, Inc.	1,979
25	H.J. Heinz Co.	1,381
12	Hershey Co.	866
11	Hormel Foods Corp.	330
9	J.M. Smucker Co.	677
20	Kellogg Co.	964
141	Kraft Foods, Inc.	5,431
10	Lorillard, Inc.	1,359
11	McCormick & Co., Inc.	638
16	Mead Johnson Nutrition Co.	1,301
12	Molson Coors Brewing Co.	519
12	Monster Beverage Corp. ●	862
124	PepsiCo, Inc.	8,762
135	Philip Morris International, Inc.	11,804
26	Reynolds American, Inc.	1,181
23	Tyson Foods, Inc. Class A	431
		64,468
	Health Care Equipment & Services - 3.9%
28	Aetna, Inc.	1,068
20	AmerisourceBergen Corp.	783
7	Bard (C.R.), Inc.	721
44	Baxter International, Inc.	2,324
16	Becton, Dickinson & Co.	1,200
113	Boston Scientific Corp. ●	643
27	Cardinal Health, Inc.	1,152
18	CareFusion Corp. ●	452
12	Cerner Corp. ●	963
23	CIGNA Corp.	1,005
11	Coventry Health Care, Inc.	361

The accompanying notes are an integral part of these financial statements.

5

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Health Care Equipment & Services - 3.9% - (continued)
38	Covidien plc	$2,047
7	DaVita, Inc. ●	729
11	Dentsply International, Inc.	425
9	Edwards Lifesciences Corp. ●	936
64	Express Scripts Holding Co. ●	3,569
13	Humana, Inc.	1,003
3	Intuitive Surgical, Inc. ●	1,718
8	Laboratory Corp. of America Holdings ●	708
19	McKesson Corp.	1,751
83	Medtronic, Inc.	3,195
7	Patterson Cos., Inc.	240
13	Quest Diagnostics, Inc.	756
25	St. Jude Medical, Inc.	993
26	Stryker Corp.	1,415
32	Tenet Healthcare Corp. ●	170
82	UnitedHealth Group, Inc.	4,812
9	Varian Medical Systems, Inc. ●	538
26	Wellpoint, Inc.	1,672
14	Zimmer Holdings, Inc.	901
		38,250
	Household & Personal Products - 2.2%
34	Avon Products, Inc.	554
10	Clorox Co.	745
38	Colgate-Palmolive Co.	3,936
18	Estee Lauder Co., Inc.	965
31	Kimberly-Clark Corp.	2,609
217	Procter & Gamble Co.	13,312
		22,121
	Insurance - 3.5%
27	ACE Ltd.	2,017
39	Aflac, Inc.	1,648
39	Allstate Corp.	1,385
51	American International Group, Inc. ●	1,645
26	Aon plc	1,209
7	Assurant, Inc.	241
141	Berkshire Hathaway, Inc. Class B ●	11,754
22	Chubb Corp.	1,580
13	Cincinnati Financial Corp.	496
39	Genworth Financial, Inc. ●	222
24	Lincoln National Corp.	517
24	Loews Corp.	1,001
43	Marsh & McLennan Cos., Inc.	1,394
88	MetLife, Inc.	2,710
25	Principal Financial Group, Inc.	650
49	Progressive Corp.	1,019
39	Prudential Financial, Inc.	1,878
8	Torchmark Corp.	414
31	Travelers Cos., Inc.	1,992
24	Unum Group	452
25	XL Group plc	525
		34,749
	Materials - 3.4%
17	Air Products & Chemicals, Inc.	1,355
6	Airgas, Inc.	464
84	Alcoa, Inc.	739
9	Allegheny Technologies, Inc.	272
12	Ball Corp.	508
8	Bemis Co., Inc.	256
5	CF Industries Holdings, Inc.	1,009
11	Cliff's Natural Resources, Inc.	559
95	Dow Chemical Co.	2,987
74	E.I. DuPont de Nemours & Co.	3,757
11	Eastman Chemical Co.	550
23	Ecolab, Inc.	1,589
11	FMC Corp.	583
75	Freeport-McMoRan Copper & Gold, Inc.	2,565
6	International Flavors & Fragrances, Inc.	352
35	International Paper Co.	1,002
14	MeadWestvaco Corp.	391
42	Monsanto Co.	3,505
24	Mosaic Co.	1,293
39	Newmont Mining Corp.	1,905
25	Nucor Corp.	952
13	Owens-Illinois, Inc. ●	249
12	PPG Industries, Inc.	1,277
24	Praxair, Inc.	2,576
15	Sealed Air Corp.	238
7	Sherwin-Williams Co.	901
10	Sigma-Aldrich Corp.	707
7	Titanium Metals Corp.	74
11	United States Steel Corp.	235
10	Vulcan Materials Co.	408
		33,258
	Media - 3.3%
17	Cablevision Systems Corp.	227
51	CBS Corp. Class B	1,685
214	Comcast Corp. Class A	6,836
52	DirecTV Class A ●	2,534
20	Discovery Communications, Inc. ●	1,095
19	Gannett Co., Inc.	274
35	Interpublic Group of Cos., Inc.	381
22	McGraw-Hill Cos., Inc.	996
167	News Corp. Class A	3,726
22	Omnicom Group, Inc.	1,050
7	Scripps Networks Interactive Class A	415
25	Time Warner Cable, Inc.	2,035
76	Time Warner, Inc.	2,929
42	Viacom, Inc. Class B	1,967
142	Walt Disney Co.	6,873
—	Washington Post Co. Class B	147
		33,170
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
125	Abbott Laboratories	8,049
28	Agilent Technologies, Inc.	1,080
15	Alexion Pharmaceuticals, Inc. ●	1,509
24	Allergan, Inc.	2,257
62	Amgen, Inc.	4,508
19	Biogen Idec, Inc. ●	2,752
134	Bristol-Myers Squibb Co.	4,817
35	Celgene Corp. ●	2,239
81	Eli Lilly & Co.	3,477
21	Forest Laboratories, Inc. ●	738
60	Gilead Sciences, Inc. ●	3,080
13	Hospira, Inc. ●	460
218	Johnson & Johnson	14,714
14	Life Technologies Corp. ●	635
241	Merck & Co., Inc.	10,073
34	Mylan, Inc. ●	725
9	PerkinElmer, Inc.	232
7	Perrigo Co.	871

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0% - (continued)
594	Pfizer, Inc.	$13,661
29	Thermo Fisher Scientific, Inc.	1,510
7	Waters Corp. ●	564
10	Watson Pharmaceuticals, Inc. ●	747
		78,698
	Real Estate - 2.2%
31	American Tower Corp. REIT	2,186
10	Apartment Investment & Management Co. Class A	284
8	Avalonbay Communities, Inc.	1,065
12	Boston Properties, Inc.	1,289
26	CBRE Group, Inc. ●	426
24	Equity Residential Properties Trust	1,487
33	HCP, Inc.	1,468
17	Health Care, Inc.	990
57	Host Hotels & Resorts, Inc.	902
32	Kimco Realty Corp.	612
13	Plum Creek Timber Co., Inc.	507
37	ProLogis L.P.	1,214
11	Public Storage	1,628
24	Simon Property Group, Inc.	3,734
23	Ventas, Inc.	1,447
15	Vornado Realty Trust	1,239
43	Weyerhaeuser Co.	954
		21,432
	Retailing - 3.9%
7	Abercrombie & Fitch Co. Class A	222
29	Amazon.com, Inc. ●	6,520
3	AutoNation, Inc. ●	115
2	AutoZone, Inc. ●	775
18	Bed Bath & Beyond, Inc. ●	1,140
22	Best Buy Co., Inc.	461
5	Big Lots, Inc. ●	204
18	CarMax, Inc. ●	471
19	Dollar Tree, Inc. ●	996
7	Expedia, Inc.	343
9	Family Dollar Stores, Inc.	612
10	GameStop Corp. Class A	191
26	Gap, Inc.	723
12	Genuine Parts Co.	744
121	Home Depot, Inc.	6,431
12	J.C. Penney Co., Inc.	271
19	Kohl's Corp.	863
19	Limited Brands, Inc.	817
93	Lowe's Co., Inc.	2,655
33	Macy's, Inc.	1,127
4	Netflix, Inc. ●	300
13	Nordstrom, Inc.	633
10	O'Reilly Automotive, Inc. ●	838
4	Priceline.com, Inc. ●	2,631
18	Ross Stores, Inc.	1,121
3	Sears Holdings Corp. ●	183
55	Staples, Inc.	714
52	Target Corp.	3,052
10	Tiffany & Co.	529
59	TJX Cos., Inc.	2,525
8	TripAdvisor, Inc. ●	336
9	Urban Outfitters, Inc. ●	243
		38,786
	Semiconductors & Semiconductor Equipment - 2.3%
46	Advanced Micro Devices, Inc. ●	266
26	Altera Corp.	864
24	Analog Devices, Inc.	891
102	Applied Materials, Inc.	1,165
39	Broadcom Corp. Class A	1,331
5	First Solar, Inc. ●	70
399	Intel Corp.	10,634
13	KLA-Tencor Corp.	655
16	Lam Research Corp. ●	603
18	Linear Technology Corp.	572
45	LSI Corp. ●	285
15	Microchip Technology, Inc.	508
78	Micron Technology, Inc. ●	494
49	NVIDIA Corp. ●	678
15	Teradyne, Inc. ●	207
91	Texas Instruments, Inc.	2,604
21	Xilinx, Inc.	702
		22,529
	Software & Services - 9.4%
51	Accenture plc	3,068
39	Adobe Systems, Inc. ●	1,274
14	Akamai Technologies, Inc. ●	452
18	Autodesk, Inc. ●	639
39	Automatic Data Processing, Inc.	2,158
13	BMC Software, Inc. ●	546
28	CA, Inc.	760
15	Citrix Systems, Inc. ●	1,242
24	Cognizant Technology Solutions Corp. ●	1,450
12	Computer Sciences Corp.	305
91	eBay, Inc. ●	3,830
25	Electronic Arts, Inc. ●	311
19	Fidelity National Information Services, Inc.	645
11	Fiserv, Inc. ●	785
20	Google, Inc. ●	11,722
91	IBM Corp.	17,891
23	Intuit, Inc.	1,381
8	Mastercard, Inc.	3,636
593	Microsoft Corp.	18,141
308	Oracle Corp.	9,142
26	Paychex, Inc.	803
15	Red Hat, Inc. ●	864
22	SAIC, Inc.	265
11	Salesforce.com, Inc. ●	1,508
57	Symantec Corp. ●	835
13	Teradata Corp. ●	963
13	Total System Services, Inc.	305
13	VeriSign, Inc.	546
40	Visa, Inc.	4,888
49	Western Union Co.	819
97	Yahoo!, Inc. ●	1,530
		92,704
	Technology Hardware & Equipment - 7.9%
13	Amphenol Corp. Class A	704
74	Apple, Inc. ●	43,345
425	Cisco Systems, Inc.	7,296
120	Corning, Inc.	1,558

The accompanying notes are an integral part of these financial statements.

7

Hartford Index HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware & Equipment - 7.9% - (continued)
118	Dell, Inc. ●	$1,476
167	EMC Corp. ●	4,268
6	F5 Networks, Inc. ●	629
12	FLIR Systems, Inc.	237
9	Harris Corp.	377
157	Hewlett-Packard Co.	3,153
15	Jabil Circuit, Inc.	296
18	JDS Uniphase Corp. ●	200
42	Juniper Networks, Inc. ●	685
6	Lexmark International, Inc.	149
11	Molex, Inc.	260
23	Motorola Solutions, Inc.	1,117
29	NetApp, Inc. ●	915
136	Qualcomm, Inc.	7,568
19	SanDisk Corp. ●	706
30	Seagate Technology plc	742
34	TE Connectivity Ltd.	1,084
19	Western Digital Corp. ●	565
107	Xerox Corp.	842
		78,172
	Telecommunication Services - 3.2%
465	AT&T, Inc.	16,583
49	CenturyLink, Inc.	1,946
21	Crown Castle International Corp. ●	1,202
79	Frontier Communications Corp.	302
23	MetroPCS Communications, Inc. ●	141
237	Sprint Nextel Corp. ●	774
225	Verizon Communications, Inc.	10,016
46	Windstream Corp.	448
		31,412
	Transportation - 1.9%
13	C.H. Robinson Worldwide, Inc.	756
82	CSX Corp.	1,842
17	Expeditors International of Washington, Inc.	652
25	FedEx Corp.	2,294
26	Norfolk Southern Corp.	1,857
4	Ryder System, Inc.	147
61	Southwest Airlines Co.	561
38	Union Pacific Corp.	4,503
76	United Parcel Service, Inc. Class B	5,997
		18,609
	Utilities - 3.7%
51	AES (The) Corp. ●	656
9	AGL Resources, Inc.	359
19	Ameren Corp.	647
38	American Electric Power Co., Inc.	1,532
34	CenterPoint Energy, Inc.	700
21	CMS Energy Corp.	486
23	Consolidated Edison, Inc.	1,444
45	Dominion Resources, Inc.	2,446
14	DTE Energy Co.	802
106	Duke Energy Corp.	2,447
26	Edison International	1,193
14	Entergy Corp.	954
68	Exelon Corp.	2,542
33	FirstEnergy Corp.	1,632
6	Integrys Energy Group, Inc.	351
33	NextEra Energy, Inc.	2,279
22	NiSource, Inc.	557
25	Northeast Utilities	967
18	NRG Energy, Inc. ●	313
16	Oneok, Inc.	695
18	Pepco Holdings, Inc.	352
34	PG&E Corp.	1,517
9	Pinnacle West Capital Corp.	452
46	PPL Corp.	1,278
23	Progress Energy, Inc.	1,414
40	Public Service Enterprise Group, Inc.	1,304
9	SCANA Corp.	443
19	Sempra Energy	1,309
69	Southern Co.	3,189
17	TECO Energy, Inc.	309
18	Wisconsin Energy Corp.	721
39	Xcel Energy, Inc.	1,099
		36,389
	Total common stocks
	(cost $813,225)	$976,529

	Total long-term investments
	(cost $813,225)	$976,529

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.1%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $738, collateralized by U.S. Treasury Note 0.38%, 2015, value of $753)
$738	0.14%, 06/29/2012	$738
RBC Capital Markets TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $4,984,
collateralized by U.S. Treasury Bill 0.19%,
2013, U.S. Treasury Bond 3.13%,
2/15/2042, U.S. Treasury Note 0.25% -
	4.50%, 2014 - 2022, value of $5,084)
4,984	0.08%, 06/29/2012	4,984
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $3,151, collateralized by U.S. Treasury Note 1.25% - 1.38%, 2012 - 2014, value of $3,214)
3,151	0.14%, 06/29/2012	3,151
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,754, collateralized by U.S. Treasury Note 2.00%, 2012, value of $1,789)
1,754	0.14%, 06/29/2012	1,754
		10,627

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
U.S. Treasury Bills - 0.1%
1,000	0.08%, 08/02/2012 □○		$1,000

	Total short-term investments
	(cost $11,627)		$11,627

	Total investments
	(cost $824,852) ▲	100.1%	$988,156
	Other assets and liabilities	(0.1)%	(1,207)
	Total net assets	100.0%	$986,949

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $858,539 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$299,436
Unrealized Depreciation	(169,819)
Net Unrealized Appreciation	$129,617

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Future	36	Long	09/20/2012	$12,208	$11,797	$411

*	The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Index HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$976,529	$976,529	$–	$–
Short-Term Investments	11,627	–	11,627	–
Total	$988,156	$976,529	$11,627	$–
Futures *	411	411	–	–
Total	$411	$411	$–	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

Hartford Index HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $824,852)	$988,156
Receivables:
Investment securities sold	871
Dividends and interest	1,407
Variation margin	332
Other assets	1
Total assets	990,767
Liabilities:
Bank overdraft	141
Payables:
Investment securities purchased	1,572
Fund shares redeemed	1,994
Variation margin	2
Investment management fees	40
Distribution fees	10
Accrued expenses	59
Total liabilities	3,818
Net assets	$986,949
Summary of Net Assets:
Capital stock and paid-in-capital	$866,877
Undistributed net investment income	10,047
Accumulated net realized loss	(53,690)
Unrealized appreciation of investments	163,715
Net assets	$986,949
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$28.64
Shares outstanding	24,226
Net assets	$693,871
Class IB: Net asset value per share	$28.49
Shares outstanding	10,288
Net assets	$293,078

The accompanying notes are an integral part of these financial statements.

11

Hartford Index HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$10,537
Interest	8
Total investment income, net	10,545

Expenses:
Investment management fees	1,463
Distribution fees - Class IB	339
Custodian fees	10
Accounting services fees	49
Board of Directors' fees	11
Audit fees	8
Other expenses	69
Total expenses	1,949
Net investment income	8,596

Net Realized Gain on Investments and Other Financial Instruments:	2256000
Net realized gain on investments	1,626
Net realized gain on futures	630
Net Realized Gain on Investments and Other Financial Instruments	2,256

Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:	73,193
Net unrealized appreciation of investments	72,793
Net unrealized appreciation of futures	400
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	73,193
Net Gain on Investments and Other Financial Instruments	75,449
Net Increase in Net Assets Resulting from Operations	$84,045

The accompanying notes are an integral part of these financial statements.

12

Hartford Index HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$8,596	$16,452
Net realized gain (loss) on investments and other financial instruments	2,256	(789)
Net unrealized appreciation of investments and other financial instruments	73,193	4,269
Net Increase In Net Assets Resulting From Operations	84,045	19,932
Distributions to Shareholders:
From net investment income
Class IA	—	(11,907)
Class IB	—	(3,567)
Total distributions	—	(15,474)
Capital Share Transactions:
Class IA
Sold	33,372	49,488
Issued on reinvestment of distributions	—	11,907
Redeemed	(75,064)	(202,307)
Total capital share transactions	(41,692)	(140,912)
Class IB
Sold	75,826	103,660
Issued on reinvestment of distributions	—	3,567
Redeemed	(36,964)	(83,928)
Total capital share transactions	38,862	23,299
Net decrease from capital share transactions	(2,830)	(117,613)
Net Increase (Decrease) In Net Assets	81,215	(113,155)
Net Assets:
Beginning of period	905,734	1,018,889
End of period	$986,949	$905,734
Undistributed (distribution in excess of) net investment income	$10,047	$1,451
Shares:
Class IA
Sold	1,189	1,855
Issued on reinvestment of distributions	—	458
Redeemed	(2,660)	(7,518)
Total share activity	(1,471)	(5,205)
Class IB
Sold	2,698	3,893
Issued on reinvestment of distributions	—	138
Redeemed	(1,319)	(3,145)
Total share activity	1,379	886

The accompanying notes are an integral part of these financial statements.

13

Hartford Index HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Index HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

14

Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will

15

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These

16

differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, this risk is reduced through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2012.

17

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Variation margin receivable *	$—	$—	$—	$332	$—	$—	$332
Total	$—	$—	$—	$332	$—	$—	$332

Liabilities:
Variation margin payable *	$—	$—	$—	$2	$—	$—	$2
Total	$—	$—	$—	$2	$—	$—	$2

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation (depreciation) of $411 as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$630	$—	$—	$630
Total	$—	$—	$—	$630	$—	$—	$630

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of futures	$—	$—	$—	$400	$—	$—	$400
Total	$—	$—	$—	$400	$—	$—	$400

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute

18

substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$15,474	$16,000

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$1,451
Accumulated Capital and Other Losses*	(22,247)
Unrealized Appreciation†	56,823
Total Accumulated Earnings	$36,027

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(311)
Accumulated Net Realized Gain (Loss)	311

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss

19

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$22,247
Total	$22,247

During the year ended December 31, 2011, the Fund utilized $1,269 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $2 billion	0.3000%
On next $3 billion	0.2000%
On next $5 billion	0.1800%
Over $10 billion	0.1700%

20

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Funds was in the amount of $1. These fees are accrued daily and paid monthly.

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$24,377
Sales Proceeds Excluding U.S. Government Obligations	16,031

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

21

Hartford Index HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

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23

Hartford Index HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class(A)	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$26.20	$0.27	$–	$2.17	$2.44	$–	$–	$–	$–	$2.44	$28.64
IB	26.09	0.20	–	2.20	2.40	–	–	–	–	2.40	28.49

For the Year Ended December 31, 2011
IA	26.20	0.52	–	(0.05)	0.47	(0.47)	–	–	(0.47)	–	26.20
IB	26.08	0.39	–	0.03	0.42	(0.41)	–	–	(0.41)	0.01	26.09

For the Year Ended December 31, 2010
IA	23.22	0.44	–	2.97	3.41	(0.43)	–	–	(0.43)	2.98	26.20
IB	23.12	0.34	–	2.99	3.33	(0.37)	–	–	(0.37)	2.96	26.08

For the Year Ended December 31, 2009
IA	18.75	0.42	–	4.48	4.90	(0.42)	(0.01)	–	(0.43)	4.47	23.22
IB	18.69	0.35	–	4.46	4.81	(0.37)	(0.01)	–	(0.38)	4.43	23.12

For the Year Ended December 31, 2008
IA	31.54	0.59	–	(12.16)	(11.57)	(0.58)	(0.64)	–	(1.22)	(12.79)	18.75
IB	31.40	0.51	–	(12.07)	(11.56)	(0.51)	(0.64)	–	(1.15)	(12.71)	18.69

For the Year Ended December 31, 2007
IA	32.36	0.59	–	1.07	1.66	(0.57)	(1.91)	–	(2.48)	(0.82)	31.54
IB	32.22	0.48	–	1.09	1.57	(0.48)	(1.91)	–	(2.39)	(0.82)	31.40

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(D)	Not annualized.
(E)	Annualized.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(C)

9.32	%(D)	$693,871	0.33	%(E)	0.33	%(E)	1.83	%(E)	2%
9.18	(D)	293,078	0.58	(E)	0.58	(E)	1.59	(E)	–

1.81		673,275	0.33		0.33		1.74		3
1.60		232,459	0.58		0.58		1.51		–

14.73		809,629	0.34		0.34		1.73		4
14.45		209,260	0.59		0.59		1.48		–

26.15		811,634	0.35		0.35		2.00		6
25.81		166,162	0.60		0.60		1.75		–

(37.11)		718,081	0.32		0.32		2.02		4
(37.27)		138,014	0.57		0.57		1.77		–

5.20		1,390,827	0.33		0.33		1.61		4
4.94		271,967	0.58		0.58		1.36		–

25

Hartford Index HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

26

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

27

Hartford Index HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Index HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,093.16	$1.72	$1,000.00	$1,023.22	$1.66	0.33%	182	366
Class IB	$1,000.00	$1,091.80	$3.02	$1,000.00	$1,021.98	$2.92	0.58%	182	366

29

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-IX12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

Hartford International Opportunities HLS Fund

2012 Semi Annual Report
June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford International Opportunities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford International Opportunities HLS Fund inception 07/02/1990

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
International Opportunities IA	7.10%	-10.70%	-1.38%	6.94%
International Opportunities IB	6.96%	-10.93%	-1.63%	6.67%
MSCI All Country World ex USA Index	3.13%	-14.15%	-4.18%	7.20%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford International Opportunities HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Nicolas M. Choumenkovitch	Tara Connolly Stilwell, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford International Opportunities HLS Fund returned 7.10% for the six-month period ended June 30, 2012, outperforming its benchmark, the MSCI All Country World ex USA Index, which returned 3.13% for the same period. The Fund also outperformed the 5.36% return of the average fund in the Lipper International Growth VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities surged in the first half of the period as markets looked past lingering uncertainty regarding eurozone sovereign debt, focusing instead on improving economic data. Strong corporate earnings news added to investors’ optimism, helping to offset heightened geopolitical risks. However, global equities reversed course during the second half of the period and fell as fears surrounding European sovereign debt once again took center stage. Growing concerns that Greece may exit the euro zone and the possibility of a banking crisis in Spain underpinned a rise in risk aversion among investors. In the U.S., economic data released during the second quarter remained subdued and included a lackluster U.S. jobs report.

During the six-month period eight out of the ten sectors in the benchmark posted positive returns, led by Consumer Discretionary (+7%), Financials (+7%), and Consumer Staples (+7%). The Energy (-6%) and Materials (-3%) sectors posted negative absolute returns during the period.

The Fund’s outperformance versus its benchmark was primarily due to strong stock selection, particularly within Industrials, Financials, and Materials. This was offset modestly by weaker selection in Consumer Staples and Telecommunication Services. Allocation among sectors, a result of the bottom-up stock selection process (i.e. stock by stock fundamental research), also contributed to positive relative returns, largely due to underweight (i.e. the Fund’s sector position was less than the benchmark position) positions in Energy and Materials.

Top contributors to relative and absolute (i.e. total return) performance during the period included Essilor International (Health Care), Continental AG (Consumer Discretionary), and Swiss Re (Financials). Essilor International is a France-based company and a global leader in making ophthalmic lenses and optical equipment. Shares rose as the company beat quarterly earnings estimates. Continental AG is a leading provider of various products and services primarily for the automotive industry worldwide. The stock rose as Continental reported another strong set of results for the first quarter led by fast topline growth, margin expansion, and good cash flow. Shares of Swiss Re, which offers reinsurance, insurance and insurance linked to financial market products, rose as the company’s quarterly results exceeded consensus estimates handily driven by strong pricing in the reinsurance industry. In addition, Swiss Re sold its U.S. business, improving the return on equity of its business and returning capital to shareholders to pay a special dividend in 2012.

The largest detractors from relative returns (i.e. performance of the Fund as measured against the benchmark) were Vodafone Group (telecommunication services), Tesco (consumer staples), and Volvo (industrials). Shares of U.K.-based global mobile communications company Vodafone Group declined modestly with overall weakness in Europe. We eliminated our position during the period. Shares of Tesco, a U.K.-based multinational food and general merchandise retailer, dropped as the market in the U.K. deteriorated and investors feared a weak profit outlook. We eliminated our holding during the period. Shares of Volvo, a Sweden-based maker of cars and trucks with exposure to the construction cycle, underperformed due to cyclical weakness and strains in Europe. Check Point Software (information technology) also detracted from absolute performance.

What is the outlook?

At a macro level, we continue to see signs of economic improvement in the developed world, which we expect to remain in a low growth environment and with low interest rates. While we believe the risk of a sharp economic decline is reduced, we strive to maintain a well-balanced portfolio with investments that represent diverse economic drivers.

As is consistent with the investment approach, we continue to look for opportunities at a company-by-company level, focusing on those companies which we believe can deliver improvements in Return on Invested Capital (ROIC) or sustain ROIC for longer than the market anticipates. At the end of the period, we were most overweight to Industrials and Health Care, and most underweight to Telecommunication Services and Financials, relative to the benchmark. On a regional basis, we ended the period with an overweight to select European countries, including France, Switzerland, and Ireland. We

3

Hartford International Opportunities HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

maintained underweight positions in select Asian countries, including Australia, Japan, and South Korea.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.6%
Banks (Financials)	3.7
Capital Goods (Industrials)	10.9
Commercial & Professional Services (Industrials)	1.1
Consumer Durables & Apparel (Consumer Discretionary)	0.5
Consumer Services (Consumer Discretionary)	6.4
Diversified Financials (Financials)	1.0
Energy (Energy)	9.6
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	9.4
Health Care Equipment & Services (Health Care)	2.1
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	5.4
Materials (Materials)	8.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.4
Real Estate (Financials)	9.1
Retailing (Consumer Discretionary)	1.3
Semiconductors & Semiconductor Equipment (Information Technology)	5.5
Software & Services (Information Technology)	1.2
Technology Hardware & Equipment (Information Technology)	1.1
Telecommunication Services (Services)	1.2
Transportation (Industrials)	4.0
Utilities (Utilities)	5.1
Short-Term Investments	1.3
Other Assets and Liabilities	0.2
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Australia - 1.6%
2,361	Westfield Group	$23,115

	Belgium - 1.7%
527	Umicore	24,365

	Brazil - 3.2%
1,553	BR Malls Participacoes S.A.	17,593
715	CCR S.A.	5,802
1,292	JSL S.A.	5,919
282	Localiza Rent a Car S.A.	4,245
587	Petroleo Brasileiro S.A. ADR	11,022
286	Raia Drogasil S.A.	2,864
		47,445
	Canada - 6.8%
438	Canadian National Railway Co.	37,008
328	Canadian Natural Resources Ltd. ☼	8,798
885	EnCana Corp.	18,426
167	MEG Energy Corp. ●	5,996
561	Tim Hortons, Inc.	29,584
		99,812
	Chile - 0.6%
488	Enersis S.A. ADR ‡	9,120

	China - 2.0%
7,238	China Pacific Insurance	23,620
4,092	Dongfeng Motor Group Co., Ltd.	6,396
		30,016
	Finland - 0.9%
129	Kone Oyj Class B	7,762
157	Nokian Rendaat Oyj	5,948
		13,710
	France - 14.9%
180	Accor S.A.	5,640
321	Air Liquide	36,699
329	BNP Paribas	12,672
90	Bureau Veritas S.A.	7,987
299	Cie Generale d'Optique Essilor International S.A.	27,738
629	Groupe Danone	39,070
336	Pernod-Ricard	35,932
530	Safran S.A.	19,665
176	Unibail-Rodamco SE	32,417
		217,820
	Germany - 3.3%
211	Continental AG	17,628
285	GSW Immobilien AG ●	9,743
3,093	Infineon Technologies AG	20,934
		48,305
	Hong Kong - 4.5%
6,867	AIA Group Ltd.	23,720
1,868	ENN Energy Holdings Ltd.	6,594
579	Hengan International Group Co., Ltd.	5,640
4,496	Sands China Ltd. §	14,463
6,297	Shangri-La Asia Ltd.	12,096
2,516	Zhongsheng Group Holdings Ltd.	3,075
		65,588
	India - 1.3%
767	Bharti Televentures	4,222
3,222	ITC Ltd.	15,002
		19,224
	Ireland - 2.4%
871	CRH plc	16,798
1,208	Elan Corp. plc ADR ●	17,623
		34,421
	Israel - 0.9%
217	Check Point Software Technologies Ltd. ADR ●	10,761
75	Teva Pharmaceutical Industries Ltd. ADR	2,942
		13,703
	Italy - 1.5%
5,064	Snam S.p.A.	22,689

	Japan - 11.9%
206	Acom Co., Ltd.	4,084
352	Daiichi Sankyo Co., Ltd.	5,939
337	Daito Trust Construction Co., Ltd.	31,907
320	Eisai Co., Ltd.	14,009
256	FamilyMart Co., Ltd.	11,721
198	Fanuc Corp.	32,580
18	Fast Retailing Co., Ltd.	3,502
1	Inpex Corp.	8,352
216	LIXIL Group Corp.	4,567
5,446	Mitsubishi UFJ Financial Group, Inc.	26,091
933	Mitsui Fudosan Co., Ltd.	18,103
1,241	Rakuten, Inc.	12,825
		173,680
	Malaysia - 0.4%
4,584	AirAsia Berhad	5,189

	Netherlands - 1.9%
253	ASML Holding N.V. ADR	13,014
1,095	ING Groep N.V. ●	7,339
386	Yandex N.V. ●	7,359
		27,712
	Norway - 1.3%
230	Algeta ASA ●	6,581
766	Telenor ASA	12,805
		19,386
	Russia - 0.5%
721	Sberbank ADR ●	7,804

	South Korea - 1.9%
38	Hyundai Motor Co., Ltd.	7,766
18	Samsung Electronics Co., Ltd.	19,511
		27,277
	Spain - 0.4%
385	Repsol YPF S.A.	6,184

	Sweden - 3.8%
1,103	Assa Abloy Ab	30,798
246	Skf Ab B Shares	4,845
1,783	Volvo Ab Class B	20,385
		56,028
	Switzerland - 8.9%
142	Actelion Ltd.	5,843
133	Cie Financiere Richemont S.A.	7,293

The accompanying notes are an integral part of these financial statements.

5

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Switzerland - 8.9% - (continued)
28	Givaudan		$27,563
259	Roche Holding AG		44,824
5	SGS S.A.		8,946
517	Swiss Re Ltd.		32,619
307	UBS AG		3,592
			130,680
	Taiwan - 3.4%
605	Hiwin Technologies Corp.		6,213
2,761	Quanta Computer, Inc.		7,414
3,873	Synnex Technology International Corp.		9,478
9,714	Taiwan Semiconductor Manufacturing Co., Ltd.		26,592
			49,697
	United Kingdom - 17.1%
235	AstraZeneca plc		10,480
1,877	BG Group plc		38,415
3,290	BP plc		21,969
524	British American Tobacco plc		26,628
462	Ensco plc		21,681
548	Imperial Tobacco Group plc		21,120
478	Intercontinental Hotels Group		11,501
3,451	National Grid plc		36,572
1,018	NMC Health plc		3,038
401	Rio Tinto plc		19,055
2,455	Rolls-Royce Holdings plc		33,092
332	Standard Chartered plc		7,214
			250,765
	United States - 1.4%
590	Carnival Corp.		20,216

	Total common stocks
	(cost $1,415,616)		$1,443,951

	Total long-term investments
	(cost $1,415,616)		$1,443,951

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $9,933,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $10,132)
$9,933	0.13%, 06/29/2012		$9,933
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $3,591, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $3,663)
3,591	0.15%, 06/29/2012		3,591
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $962, collateralized by U.S. Treasury Note 0.88%, 2016, value of $981)
962	0.20%, 06/29/2012		962
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $2,812, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.38% - 8.75%, 2012 - 2017, value of
	$2,868)
2,812	0.15%, 06/29/2012		2,812
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.00%, 2013, value of $1)
1	0.13%, 06/29/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,267, collateralized by GNMA 4.00%, 2042, value of $1,292)
1,267	0.20%, 06/29/2012		1,267
			18,566
	Total short-term investments
	(cost $18,566)		$18,566

	Total investments
	(cost $1,434,182) ▲	99.8%	$1,462,517
	Other assets and liabilities	0.2%	2,761
	Total net assets	100.0%	$1,465,278

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $1,452,641 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,365
Unrealized Depreciation	(70,489)
Net Unrealized Appreciation	$9,876

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $14,463, which represents 1.0% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $2,829 at June 30, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	CBK	Sell	$7,283	$6,918	09/06/2012	$(365)
CAD	BCLY	Buy	2,829	2,808	07/03/2012	21
CAD	CSFB	Sell	4,003	4,075	08/09/2012	72
CAD	GSC	Sell	15,174	15,457	08/09/2012	283
CAD	UBS	Sell	11,171	11,376	08/09/2012	205
CHF	CSFB	Buy	1,464	1,464	07/03/2012	–
EUR	BNP	Buy	3,483	3,485	07/03/2012	(2)
GBP	BCLY	Sell	2,716	2,714	07/05/2012	(2)
GBP	JPM	Buy	1,268	1,254	07/03/2012	14
HKD	CBK	Buy	152	152	07/03/2012	–
HKD	CSFB	Sell	4,184	4,184	07/05/2012	–
JPY	BNP	Sell	1,381	1,387	07/05/2012	6
						$232

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

8

Hartford International Opportunities HLS Fund

Investment Valuation Hierarchy Level Summary

June 30, 2012 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$23,115	$–	$23,115	$–
Belgium	24,365	–	24,365	–
Brazil	47,445	47,445	–	–
Canada	99,812	99,812	–	–
Chile	9,120	9,120	–	–
China	30,016	–	30,016	–
Finland	13,710	–	13,710	–
France	217,820	–	217,820	–
Germany	48,305	–	48,305	–
Hong Kong	65,588	–	65,588	–
India	19,224	–	19,224	–
Ireland	34,421	17,623	16,798	–
Israel	13,703	13,703	–	–
Italy	22,689	–	22,689	–
Japan	173,680	–	173,680	–
Malaysia	5,189	–	5,189	–
Netherlands	27,712	20,373	7,339	–
Norway	19,386	–	19,386	–
Russia	7,804	7,804	–	–
South Korea	27,277	–	27,277	–
Spain	6,184	–	6,184	–
Sweden	56,028	–	56,028	–
Switzerland	130,680	–	130,680	–
Taiwan	49,697	–	49,697	–
United Kingdom	250,765	24,719	226,046	–
United States	20,216	20,216	–	–
Total	1,443,951	260,815	1,183,136	–
Short-Term Investments	18,566	–	18,566	–
Total	$1,462,517	$260,815	$1,201,702	$–
Foreign Currency Contracts*	601	–	601	–
Total	$601	$–	$601	$–
Liabilities:
Foreign Currency Contracts*	369	–	369	–
Total	$369	$–	$369	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

9

Hartford International Opportunities HLS Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,434,182)	$1,462,517
Cash	1
Unrealized appreciation on foreign currency contracts	601
Receivables:
Investment securities sold	13,478
Fund shares sold	545
Dividends and interest	4,085
Total assets	1,481,227
Liabilities:
Unrealized depreciation on foreign currency contracts	369
Bank overdraft - foreign cash	1
Payables:
Investment securities purchased	14,219
Fund shares redeemed	1,084
Investment management fees	133
Distribution fees	7
Accrued expenses	136
Total liabilities	15,949
Net assets	$1,465,278
Summary of Net Assets:
Capital stock and paid-in-capital	$2,138,886
Undistributed net investment income	49,043
Accumulated net realized loss	(751,197)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	28,546
Net assets	$1,465,278
Shares authorized	2,625,000
Par value	$0.001
Class IA: Net asset value per share	$11.48
Shares outstanding	108,627
Net assets	$1,246,592
Class IB: Net asset value per share	$11.57
Shares outstanding	18,896
Net assets	$218,686

The accompanying notes are an integral part of these financial statements.

10

Hartford International Opportunities HLS Fund

Statement of Operations

For the Six-Month Period Ended June 30, 2012 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$30,170
Interest	30
Less: Foreign tax withheld	(3,272)
Total investment income, net	26,928

Expenses:
Investment management fees	5,309
Transfer agent fees	2
Distribution fees - Class IB	296
Custodian fees	69
Accounting services fees	125
Board of Directors' fees	20
Audit fees	11
Other expenses	210
Total expenses (before fees paid indirectly)	6,042
Commission recapture	(23)
Total fees paid indirectly	(23)
Total expenses, net	6,019
Net investment income	20,909

Net Realized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments	(10,268)
Net realized loss on foreign currency contracts	(1,442)
Net realized gain on other foreign currency transactions	783
Net Realized Loss on Investments and Foreign Currency Transactions	(10,927)

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	100,130
Net unrealized appreciation of foreign currency contracts	240
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	29
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	100,399
Net Gain on Investments and Foreign Currency Transactions	89,472
Net Increase in Net Assets Resulting from Operations	$110,381

The accompanying notes are an integral part of these financial statements.

11

Hartford International Opportunities HLS Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$20,909	$29,682
Net realized gain (loss) on investments and foreign currency transactions	(10,927)	5,344
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	100,399	(293,187)
Net Increase (Decrease) In Net Assets Resulting From Operations	110,381	(258,161)
Distributions to Shareholders:
From net investment income
Class IA	—	(686)
Class IB	—	(122)
Total distributions	—	(808)
Capital Share Transactions:
Class IA
Sold	35,259	151,842
Issued on reinvestment of distributions	—	686
Redeemed	(170,182)	(351,186)
Total capital share transactions	(134,923)	(198,658)
Class IB
Sold	11,806	34,174
Issued on reinvestment of distributions	—	122
Redeemed	(42,610)	(90,473)
Total capital share transactions	(30,804)	(56,177)
Net decrease from capital share transactions	(165,727)	(254,835)
Net Decrease In Net Assets	(55,346)	(513,804)
Net Assets:
Beginning of period	1,520,624	2,034,428
End of period	$1,465,278	$1,520,624
Undistributed (distribution in excess of) net investment income	$49,043	$28,134
Shares:
Class IA
Sold	3,066	12,594
Issued on reinvestment of distributions	—	62
Redeemed	(14,633)	(29,342)
Total share activity	(11,567)	(16,686)
Class IB
Sold	1,016	2,865
Issued on reinvestment of distributions	—	11
Redeemed	(3,628)	(7,424)
Total share activity	(2,612)	(4,548)

The accompanying notes are an integral part of these financial statements.

12

Hartford International Opportunities HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford International Opportunities HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or

13

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith

14

the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

15

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid

16

pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$601	$—	$—	$—	$—	$601
Total	$—	$601	$—	$—	$—	$—	$601

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$369	$—	$—	$—	$—	$369
Total	$—	$369	$—	$—	$—	$—	$369

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Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(1,442)	$—	$—	$—	$—	$(1,442)
Total	$—	$(1,442)	$—	$—	$—	$—	$(1,442)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$240	$—	$—	$—	$—	$240
Total	$—	$240	$—	$—	$—	$—	$240

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and

18

partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$808	$22,300

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$28,134
Accumulated Capital and Other Losses*	(721,811)
Unrealized Depreciation†	(90,312)
Total Accumulated Deficit	$(783,989)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(1,170)
Accumulated Net Realized Gain (Loss)	1,170

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

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Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2015	$37,085
2016	397,126
2017	287,600
Total	$721,811

During the year ended December 31, 2011, the Fund utilized $9,925 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

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The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.014%
Over $10 billion	0.012%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.73%
Class IB	0.98%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

21

Hartford International Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.23%	0.23%
Total Return Excluding Payment from Affiliate	33.15%	32.83%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$784,956
Sales Proceeds Excluding U.S. Government Obligations	889,341

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

22

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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Hartford International Opportunities HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$10.72	$0.19	$—	$0.57	$0.76	$—	$—	$—	$—	$0.76	$11.48
IB	10.82	0.18	—	0.57	0.75	—	—	—	—	0.75	11.57

For the Year Ended December 31, 2011
IA	12.46	0.21	—	(1.94)	(1.73)	(0.01)	—	—	(0.01)	(1.74)	10.72
IB	12.61	0.19	—	(1.97)	(1.78)	(0.01)	—	—	(0.01)	(1.79)	10.82

For the Year Ended December 31, 2010 (G)
IA	11.01	0.13	—	1.46	1.59	(0.14)	—	—	(0.14)	1.45	12.46
IB	11.15	0.11	—	1.46	1.57	(0.11)	—	—	(0.11)	1.46	12.61

For the Year Ended December 31, 2009
IA	8.40	0.16	0.03	2.61	2.80	(0.19)	—	—	(0.19)	2.61	11.01
IB	8.51	0.14	0.03	2.64	2.81	(0.17)	—	—	(0.17)	2.64	11.15

For the Year Ended December 31, 2008
IA	15.62	0.28	—	(6.68)	(6.40)	(0.28)	(0.54)	—	(0.82)	(7.22)	8.40
IB	15.78	0.27	—	(6.76)	(6.49)	(0.24)	(0.54)	—	(0.78)	(7.27)	8.51

For the Year Ended December 31, 2007
IA	15.23	0.18	—	3.77	3.95	(0.19)	(3.37)	—	(3.56)	0.39	15.62
IB	15.36	0.16	—	3.78	3.94	(0.15)	(3.37)	—	(3.52)	0.42	15.78

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $456.2 million in sales associated with the transition of assets from Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund, which merged into the Fund on April 16, 2010. These sales were excluded from the portfolio turnover calculation.
(I)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

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- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

7.10	%(E)	$1,246,592	0.74	%(F)	0.74	%(F)	2.72	%(F)	52%
6.96	(E)	218,686	0.99	(F)	0.99	(F)	2.46	(F)	—

(13.97)		1,287,917	0.73		0.73		1.66		111
(14.19)		232,707	0.98		0.98		1.41		—

14.49		1,705,757	0.74		0.74		1.19		128	(H)
14.20		328,671	0.99		0.99		0.94		—

33.46	(I)	1,247,179	0.76		0.76		1.68		152
33.13	(I)	216,882	1.01		1.01		1.43		—

(42.25)		1,046,234	0.71		0.71		2.21		158
(42.39)		189,221	0.96		0.96		1.96		—

27.43		2,027,078	0.71		0.71		1.13		135
27.11		417,144	0.96		0.96		0.89		—

25

Hartford International Opportunities HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

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Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

27

Hartford International Opportunities HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford International Opportunities HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,070.98	$3.81	$1,000.00	$1,021.18	$3.72	0.74%	182	366
Class IB	$1,000.00	$1,069.65	$5.09	$1,000.00	$1,019.94	$4.97	0.99%	182	366

29

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-IO12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford MidCap HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford MidCap HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford MidCap HLS Fund* inception 07/14/1997

(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
MidCap IA	11.40%	-4.08%	1.19%	8.58%
MidCap IB	11.26%	-4.32%	0.93%	8.31%
S&P MidCap 400 Index	7.90%	-2.33%	2.55%	8.21%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus.

2

Hartford MidCap HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Philip W. Ruedi, CFA	Mark A. Whitaker, CFA
Senior Vice President and Equity Portfolio Manager	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap HLS Fund returned 11.40% for the six-month period ended June 30, 2012, outperforming its benchmark, the S&P MidCap 400 Index, which returned 7.90% for the same period. The Fund also outperformed the 7.40% return of the average fund in the Lipper Mid-Cap Core VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ending June 30, 2012 was yet another extremely volatile period for equity markets. Global equities started the year on a strong note and continued to march higher in the first quarter of 2012, driven by strong corporate earnings growth and generally improving economic data. However, global equities reversed course during the second half of the period. A lackluster U.S. jobs report, a heightened level of political uncertainty in France and Greece, and a host of Spanish and Italian bank downgrades by Moody’s dampened investor enthusiasm for equities. As the overall markets slowed in the latter half of the period, traditionally more defensive industries returned to favor while more cyclical industries and companies experienced stronger sell-offs.

Mid-cap stocks (+7.9%) and small-cap stocks (+8.5%) underperformed large-cap stocks (+9.5%) during the period, as measured by the S&P MidCap 400, Russell 2000, and S&P 500 Indices, respectively. Growth stocks (+8.4%) slightly outpaced Value stocks (+8.1%) during the period, as measured by the Russell 2500 Growth and Russell 2500 Value Indices. Within the S&P MidCap 400 Index, nine out of ten sectors posted positive returns during the six-month period. The Health Care (+17%), Telecommunication Services (+14%), and Consumer Discretionary (+11%) sectors performed best while the Energy (-13%), Utilities (+3%), Consumer Staples (+4%), Industrials (+5%), and Materials (+7%) sectors lagged the benchmark.

Outperformance versus the benchmark was driven by strong security selection in the Health Care, Energy, and Industrials sectors, which more than offset weak stock selection in the Consumer Discretionary and Financials sectors. Sector allocation, which is driven by our bottom-up stock selection process (i.e. stock by stock fundamental research), detracted from relative performance during the period as a result of our overweight position (i.e. the Fund’s sector position was greater than the benchmark position) in Energy and an underweight position in Financials.

Top contributors to relative and absolute performance were Amylin Pharmaceuticals (Health Care) and Skyworks Solutions (Information Technology). Additionally, Lincare Holdings (Health Care) was a top relative contributor. Shares of health care company Amylin climbed as a result of ongoing speculation that the company would be acquired. A takeover offer from Bristol-Myers Squibb was rejected in March. Amylin Pharmaceuticals also has a compelling antibody platform that we believe positions it well in drug discovery. Shares of Skyworks Solutions, a semiconductor manufacturer, climbed based on strong earning results. Shares of Lincare, a home respiratory treatment device company, rose sharply based on speculation that the company would be acquired. Regeneron Pharmaceuticals (Health Care) was another top contributor to absolute performance (i.e. total return).

Top detractors from relative and absolute performance were Newfield Exploration (Energy) and Rovi Corporation (Information Technology). Additionally, Vertex Pharmaceuticals (Health Care) was a top relative detractor. Shares of Newfield Exploration, a U.S.-based oil & gas exploration and production company, stumbled after the company missed earnings expectations based on lower production volumes and provided mixed guidance for liquids-rich growth and lower natural gas volumes year-over-year. Shares of digital media technology company Rovi Corporation declined due to a slow ramp up and additional capital requirements for the successful launch of the Rovi Entertainment Store (RES) platform. Not owning benchmark constituent Vertex Pharmaceuticals hurt relative performance after the company reported compelling data from a phase II Cystic Fibrosis combination study. CH Robinson Worldwide (Industrials) also detracted from absolute performance.

What is the outlook?

Economic indicators in the U.S. have been mixed in recent months. We believe strength in housing and consumer spending are helping to offset weak employment gains in the U.S. We expect that uncertainty will dominate markets until U.S. Presidential election results are known later in the fall. While the macroeconomic outlook remains uncertain, we are optimistic about certain opportunities in the mid cap space. We consider our strength to be in bottom-up stock selection

3

Hartford MidCap HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

and do not manage the portfolio based on an opinion of the direction of the broader economy.

We have focused on including both defensive, acyclical (generic drugs, drug distribution, non-asset-based transportation) and offensive, procyclical (oil exploration and production, temporary staffing) positions in the portfolio. As we analyze individual stocks, we are looking for companies that we believe can exceed expectations irrespective of the rate of growth in the overall economy. We believe that this mix will allow us to benefit in a variety of economic environments.

We feel the outperformance in the first half of the year is illustrative of our conviction in the team, process, and the current portfolio. We strive to maintain a balanced portfolio and continue to find new ideas and investable themes based on our bottom-up analysis. For example, investing in natural gas-related companies is an emerging theme in the portfolio. Low natural gas prices and economic uncertainty have compressed valuations for natural gas companies. We expect that companies with unique assets and with flexibility in production of higher priced oil versus lower priced natural gas will benefit as those characteristics are recognized by the market. These companies should benefit disproportionately from a potential recovery in natural gas prices, and we have identified and established positions in several companies with compelling features. In the event of a protracted economic downturn, we would expect for cash costs to come down for natural gas companies as a result of lower demand for oil. Because much of the natural gas demand is driven by electricity generation needs, we believe the companies have an effective hedge against the business cycle. New positions this year among natural gas companies in the portfolio include Cabot Oil & Gas and Range Resources.

At the end of the period, our largest overweights relative to the benchmark were in the Health Care and Energy sectors. Our largest underweights were in Financials and Materials.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.3%
Banks (Financials)	4.6
Capital Goods (Industrials)	8.6
Commercial & Professional Services (Industrials)	6.2
Consumer Durables & Apparel (Consumer Discretionary)	3.4
Consumer Services (Consumer Discretionary)	0.7
Diversified Financials (Financials)	5.1
Energy (Energy)	10.1
Food & Staples Retailing (Consumer Staples)	0.5
Food, Beverage & Tobacco (Consumer Staples)	1.1
Health Care Equipment & Services (Health Care)	7.1
Insurance (Financials)	2.4
Materials (Materials)	3.3
Media (Consumer Discretionary)	2.7
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	11.9
Real Estate (Financials)	1.6
Retailing (Consumer Discretionary)	4.0
Semiconductors & Semiconductor Equipment (Information Technology)	2.9
Software & Services (Information Technology)	11.5
Technology Hardware & Equipment (Information Technology)	3.3
Transportation (Industrials)	3.3
Utilities (Utilities)	2.7
Short-Term Investments	0.8
Other Assets and Liabilities	(0.1)
Total	100.0%

4

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles & Components - 2.3%
627	Allison Transmission Holdings, Inc. ●	$11,015
438	Harley-Davidson, Inc.	20,039
		31,054
	Banks - 4.6%
133	Cullen/Frost Bankers, Inc.	7,666
255	East West Bancorp, Inc.	5,984
1,177	First Niagara Financial Group, Inc.	9,004
382	First Republic Bank ●	12,825
301	M&T Bank Corp.	24,878
49	Signature Bank ●	2,965
		63,322
	Capital Goods - 8.6%
257	AMETEK, Inc.	12,844
230	Carlisle Cos., Inc.	12,194
270	IDEX Corp.	10,528
339	Jacobs Engineering Group, Inc. ●	12,833
551	Lennox International, Inc.	25,707
218	MSC Industrial Direct Co., Inc.	14,294
454	PACCAR, Inc.	17,788
204	Pall Corp.	11,195
		117,383
	Commercial & Professional Services - 6.2%
241	Corrections Corp. of America ●	7,083
515	Equifax, Inc. ●	23,988
458	Manpower, Inc.	16,794
832	Robert Half International, Inc.	23,763
438	Waste Connections, Inc.	13,115
		84,743
	Consumer Durables & Apparel - 3.4%
479	Hasbro, Inc.	16,225
28	NVR, Inc. ●	23,447
294	Ryland Group, Inc.	7,510
		47,182
	Consumer Services - 0.7%
200	Weight Watchers International, Inc.	10,298

	Diversified Financials - 5.1%
212	Greenhill & Co., Inc.	7,567
896	Invesco Ltd.	20,243
229	LPL Financial Holdings, Inc. ●	7,721
1,047	SEI Investments Co.	20,827
214	T. Rowe Price Group, Inc.	13,470
		69,828
	Energy - 10.1%
422	Atwood Oceanics, Inc. ●	15,968
284	Cabot Oil & Gas Corp.	11,189
564	Cobalt International Energy ●	13,250
469	Consol Energy, Inc.	14,176
356	Denbury Resources, Inc. ●	5,381
362	Ensco plc	16,988
879	McDermott International, Inc. ●	9,788
556	Newfield Exploration Co. ●	16,298
109	Pioneer Natural Resources Co.	9,577
152	Range Resources Corp.	9,431
304	Superior Energy Services, Inc. ●	6,154
636	WPX Energy, Inc. ●	10,295
		138,495
	Food & Staples Retailing - 0.5%
110	PriceSmart, Inc.	7,455

	Food, Beverage & Tobacco - 1.1%
365	Molson Coors Brewing Co.	15,169

	Health Care Equipment & Services - 7.1%
529	Allscripts Healthcare Solutions, Inc. ●	5,779
418	AmerisourceBergen Corp.	16,438
345	Cardinal Health, Inc.	14,488
864	Lincare Holdings, Inc.	29,399
398	Patterson Cos., Inc.	13,718
184	SXC Health Solutions Corp. ●	18,296
		98,118
	Insurance - 2.4%
48	Alleghany Corp. ●	16,189
343	Unum Group	6,555
279	W.R. Berkley Corp.	10,859
		33,603
	Materials - 3.3%
216	Carpenter Technology Corp.	10,317
203	FMC Corp.	10,851
111	Sherwin-Williams Co.	14,655
210	Silgan Holdings, Inc.	8,947
		44,770
	Media - 2.7%
374	AMC Networks, Inc. Class A ●	13,300
740	DreamWorks Animation SKG, Inc. ●	14,103
203	Liberty Global, Inc. ●	10,071
		37,474
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
542	Alkermes plc ●	9,193
861	Amylin Pharmaceuticals, Inc. ●	24,317
333	Elan Corp. plc ADR ●	4,854
399	Incyte Corp. ●	9,051
446	Ironwood Pharmaceuticals, Inc. ●	6,139
253	Life Technologies Corp. ●	11,397
1,080	Mylan, Inc. ●	23,090
115	Regeneron Pharmaceuticals, Inc. ●	13,097
367	Seattle Genetics, Inc. ●	9,306
239	Waters Corp. ●	19,010
448	Watson Pharmaceuticals, Inc. ●	33,167
		162,621
	Real Estate - 1.6%
307	American Tower Corp. REIT	21,495

	Retailing - 4.0%
320	Advance Automotive Parts, Inc.	21,851
491	CarMax, Inc. ●	12,745
161	Joseph A. Bank Clothiers, Inc. ●	6,853
298	TripAdvisor, Inc. ●	13,298
		54,747
	Semiconductors & Semiconductor Equipment - 2.9%
642	Maxim Integrated Products, Inc.	16,466
829	Skyworks Solutions, Inc. ●	22,686
		39,152
	Software & Services - 11.5%
158	ANSYS, Inc. ●	9,997
165	Citrix Systems, Inc. ●	13,866
132	Factset Research Systems, Inc.	12,234

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Software & Services - 11.5% - (continued)
85	FleetCor Technologies, Inc. ●	$2,993
226	Gartner, Inc. Class A ●	9,720
1,947	Genpact Ltd. ●	32,384
195	Micros Systems ●	9,964
771	Rovi Corp. ●	15,122
614	VeriSign, Inc.	26,753
1,220	Western Union Co.	20,543
70	Wright Express Corp. ●	4,299
		157,875
	Technology Hardware & Equipment - 3.3%
494	ADTRAN, Inc.	14,919
289	Amphenol Corp. Class A	15,867
521	National Instruments Corp.	13,994
		44,780
	Transportation - 3.3%
298	C.H. Robinson Worldwide, Inc.	17,437
392	Expeditors International of Washington, Inc.	15,209
224	J.B. Hunt Transport Services, Inc.	13,353
		45,999
	Utilities - 2.7%
181	Northeast Utilities	7,006
618	UGI Corp.	18,181
315	Wisconsin Energy Corp.	12,471
		37,658
	Total common stocks
	(cost $1,223,599)	$1,363,221

	Total long-term investments
	(cost $1,223,599)	$1,363,221

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $5,559,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033
	- 2039, value of $5,670)
$5,559	0.13%, 06/29/2012	$5,559
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $2,010, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $2,050)
2,010	0.15%, 06/29/2012	2,010
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $538, collateralized by U.S. Treasury Note 0.88%, 2016, value of $549)
538	0.20%, 06/29/2012	538

TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $1,574, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.38% - 8.75%, 2012 - 2017, value of
	$1,605)
1,574	0.15%, 06/29/2012		1,574
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.00%, 2013, value of $1)
—	0.13%, 06/29/2012		—
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $709, collateralized by GNMA 4.00%, 2042, value of $723)
709	0.20%, 06/29/2012		709
			10,390
	Total short-term investments
	(cost $10,390)		$10,390

	Total investments
	(cost $1,233,989) ▲	100.1%	$1,373,611
	Other assets and liabilities	(0.1)%	(2,019)
	Total net assets	100.0%	$1,371,592

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $1,256,476 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$213,085
Unrealized Depreciation	(95,950)
Net Unrealized Appreciation	$117,135

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,363,221	$1,363,221	$–	$–
Short-Term Investments	10,390	–	10,390	–
Total	$1,373,611	$1,363,221	$10,390	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,233,989)	$1,373,611
Cash	1
Receivables:
Fund shares sold	247
Dividends and interest	645
Total assets	1,374,504
Liabilities:
Payables:
Investment securities purchased	1,418
Fund shares redeemed	1,287
Investment management fees	126
Distribution fees	2
Accrued expenses	79
Total liabilities	2,912
Net assets	$1,371,592
Summary of Net Assets:
Capital stock and paid-in-capital	$1,261,566
Undistributed net investment income	3,963
Accumulated net realized loss	(33,559)
Unrealized appreciation of investments	139,622
Net assets	$1,371,592
Shares authorized	2,400,000
Par value	$0.001
Class IA: Net asset value per share	$26.48
Shares outstanding	48,860
Net assets	$1,293,600
Class IB: Net asset value per share	$26.25
Shares outstanding	2,971
Net assets	$77,992

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$8,066
Interest	6
Less: Foreign tax withheld	(4)
Total investment income, net	8,068

Expenses:
Investment management fees	4,749
Transfer agent fees	3
Distribution fees - Class IB	90
Custodian fees	9
Accounting services fees	69
Board of Directors' fees	20
Audit fees	10
Other expenses	84
Total expenses (before fees paid indirectly)	5,034
Commission recapture	(33)
Total fees paid indirectly	(33)
Total expenses, net	5,001
Net investment income	3,067

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	49,260
Net realized loss on foreign currency contracts	(14)
Net realized gain on other foreign currency transactions	44
Net Realized Gain on Investments and Foreign Currency Transactions	49,290

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	91,944
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	—
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	91,944
Net Gain on Investments and Foreign Currency Transactions	141,234
Net Increase in Net Assets Resulting from Operations	$144,301

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$3,067	$7,763
Net realized gain on investments and foreign currency transactions	49,290	236,884
Net unrealized appreciation (depreciation) of investments	91,944	(382,149)
Net Increase (Decrease) In Net Assets Resulting From Operations	144,301	(137,502)
Distributions to Shareholders:
From net investment income
Class IA	—	(10,115)
Class IB	—	(147)
Total distributions	—	(10,262)
Capital Share Transactions:
Class IA
Sold	61,829	178,223
Issued on reinvestment of distributions	—	10,115
Redeemed	(116,968)	(554,640)
Total capital share transactions	(55,139)	(366,302)
Class IB
Sold	12,498	16,499
Issued on reinvestment of distributions	—	147
Redeemed	(12,513)	(66,782)
Total capital share transactions	(15)	(50,136)
Net decrease from capital share transactions	(55,154)	(416,438)
Net Increase (Decrease) In Net Assets	89,147	(564,202)
Net Assets:
Beginning of period	1,282,445	1,846,647
End of period	$1,371,592	$1,282,445
Undistributed (distribution in excess of) net investment income	$3,963	$896
Shares:
Class IA
Sold	2,293	6,643
Issued on reinvestment of distributions	—	433
Redeemed	(4,442)	(22,270)
Total share activity	(2,149)	(15,194)
Class IB
Sold	478	621
Issued on reinvestment of distributions	—	6
Redeemed	(482)	(2,487)
Total share activity	(4)	(1,860)

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford MidCap HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the

12

foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including

13

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

14

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to

15

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2012.

b)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(14)	$—	$—	$—	$—	$(14)
Total	$—	$(14)	$—	$—	$—	$—	$(14)

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

16

6. Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$10,262	$4,020

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$896
Accumulated Capital and Other Losses*	(60,362)
Unrealized Appreciation†	25,191
Total Accumulated Deficit	$(34,275)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(347)
Accumulated Net Realized Gain (Loss)	347

17

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$60,362
Total	$60,362

During the year ended December 31, 2011, the Fund utilized $250,501 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

18

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.71%
Class IB	0.96%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

19

Hartford MidCap HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.03%	0.03%
Total Return Excluding Payment from Affiliate	30.92%	30.59%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$355,846
Sales Proceeds Excluding U.S. Government Obligations	404,853

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

20

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21

Hartford MidCap HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$23.77	$0.06	$–	$2.65	$2.71	$–	$–	$–	$–	$2.71	$26.48
IB	23.59	0.02	–	2.64	2.66	–	–	–	–	2.66	26.25

For the Year Ended December 31, 2011
IA	26.01	0.15	–	(2.20)	(2.05)	(0.19)	–	–	(0.19)	(2.24)	23.77
IB	25.74	0.07	–	(2.17)	(2.10)	(0.05)	–	–	(0.05)	(2.15)	23.59

For the Year Ended December 31, 2010
IA	21.12	0.10	–	4.85	4.95	(0.06)	–	–	(0.06)	4.89	26.01
IB	20.92	0.04	–	4.79	4.83	(0.01)	–	–	(0.01)	4.82	25.74

For the Year Ended December 31, 2009
IA	16.21	0.11	0.01	4.89	5.01	(0.10)	–	–	(0.10)	4.91	21.12
IB	16.06	0.04	0.01	4.86	4.91	(0.05)	–	–	(0.05)	4.86	20.92

For the Year Ended December 31, 2008
IA	26.34	0.12	–	(9.03)	(8.91)	(0.12)	(1.10)	–	(1.22)	(10.13)	16.21
IB	26.08	0.06	–	(8.92)	(8.86)	(0.06)	(1.10)	–	(1.16)	(10.02)	16.06

For the Year Ended December 31, 2007 (H)
IA	26.99	0.06	–	3.99	4.05	(0.15)	(4.55)	–	(4.70)	(0.65)	26.34
IB	26.76	(0.01)	–	3.95	3.94	(0.07)	(4.55)	–	(4.62)	(0.68)	26.08

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Per share amounts have been calculated using the average shares method.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

11.40	%(E)	$1,293,600	0.72	%(F)	0.72	%(F)	0.46	%(F)	26%
11.26	(E)	77,992	0.97	(F)	0.97	(F)	0.20	(F)	–

(7.92)		1,212,257	0.71		0.71		0.48		69
(8.16)		70,188	0.96		0.96		0.18		–

23.45		1,722,182	0.70		0.70		0.44		52
23.15		124,465	0.95		0.95		0.12		–

30.96	(G)	1,490,852	0.72		0.72		0.48		82
30.62	(G)	173,205	0.97		0.97		0.23		–

(35.32)		1,552,741	0.69		0.69		0.51		92
(35.49)		169,328	0.94		0.94		0.26		–

15.30		2,716,285	0.69		0.69		0.22		79
15.01		302,151	0.94		0.94		(0.03)		–

23

Hartford MidCap HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

24

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

25

Hartford MidCap HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford MidCap HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,114.04	$3.78	$1,000.00	$1,021.28	$3.62	0.72%	182	366
Class IB	$1,000.00	$1,112.65	$5.10	$1,000.00	$1,020.04	$4.87	0.97%	182	366

27

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-MC12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford MidCap Value HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford MidCap Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford MidCap Value HLS Fund* inception 04/30/2001
(sub-advised by Wellington Management Company, LLP) Investment objective – Seeks long-term capital appreciation.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
MidCap Value IA	11.67%	-1.84%	-0.73%	7.66%
MidCap Value IB	11.53%	-2.09%	-0.98%	7.39%
Russell 2500 Value Index	8.15%	-1.49%	-0.20%	7.51%
Russell Midcap Value Index	7.74%	-0.41%	-0.14%	8.17%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.)

Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

*	The Fund has restrictions on the purchase of shares. A description of the restrictions can be found in the prospectus.

2

Hartford MidCap Value HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Manager
James N. Mordy
Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford MidCap Value HLS Fund returned 11.67% for the six-month period ended June 30, 2012, outperforming its benchmark, the Russell 2500 Value Index, which returned 8.15% for the same period. The Fund also outperformed the 6.83% return of the average fund in the Lipper Mid-Cap Value VP-UF Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities moved higher during the first quarter along with a favorable investment climate as economic growth continued at a measured pace in the U.S., and the European Central Bank provided sufficient liquidity to reduce European credit market risks. However, equities backtracked in the second quarter as global economic momentum faded and concerns intensified about the stability of Europe. In contrast to the first quarter, safety was again back in favor as investors focused on the cloudy macro picture. Defensive sectors outperformed, as did stocks with higher yield, lower beta, and minimal international exposure.

During the period, large cap equities (+9.5%) outperformed small caps (+8.5%) which outperformed mid caps (+7.9%) as represented by the S&P 500, Russell 2000, and S&P MidCap 400 Indices, respectively. All but one sector in the Russell 2500 Value Index gained during the period, with Consumer Discretionary (+14%), Financials (+12%), Health Care (+10%), and Consumer Staples (+9%) performing the best. Energy (-7%) was the only sector to post a negative return during the period.

The Fund’s relative outperformance versus the index was primarily driven by strong stock selection within Consumer Discretionary, Industrials, and Materials, which outweighed weak stock selection within Consumer Staples and Health Care. Overall sector allocation, a result of bottom-up security selection (i.e. stock by stock fundamental research), detracted from relative returns, in part due to the Fund’s overweight positions (i.e. the Fund’s sector position was greater than the benchmark position) in Energy and Materials and underweight to Financials. A modest cash position was a mild detractor in an upward trending market.

The largest contributors to benchmark-relative performance included PHH Corp (Financials), Buck Holdings L.P., which allows for an indirect investment in the private Dollar General Corp. (Consumer Discretionary), and Toll Brothers (Consumer Discretionary). Shares of PHH, a mortgage originator, gained during the period after closing on a $250 million convertible senior note offering and announcing new appointments to its board of directors. Dollar General, a discount retailer, continued to execute well and take share from other retailers as its value message resonated with consumers. Shares of Toll Brothers, a homebuilder, rallied as increasing evidence of the housing recovery was apparent in the company's results. With new home prices now increasing, the company’s land position has become a valued asset. In addition, Lennar (Consumer Discretionary) was among the top contributors to absolute performance (i.e. total return).

The largest detractors from benchmark-relative returns included Lone Pine Resources (Energy), Arrow Electronics (Information Technology), and Unum Group (Financials). Shares of Lone Pine Resources, a Canada-based company engaged in the exploration, development, and production of oil and gas properties, declined during the period along with lower natural gas prices. Arrow Electronics is a provider of products, services and solutions to industrial and commercial users of electronic components and enterprise computing solutions. Weak component demand in Europe and Asia led to disappointing quarterly results and a cautious outlook. This, combined with negative macroeconomic data, weighed on Arrow's shares. Unum Group, a U.S.-based provider of disability insurance products in the U.S. and U.K., lagged during the period after reporting weaker than expected quarterly earnings and on worries of continued low interest rates. In addition, Sealed Air Corp (Materials) was among the top detractors from absolute returns.

What is the outlook?

Our macro outlook has not changed significantly. Global economic momentum has faded. In the U.S., jobs growth remains disappointing, consumer spending has cooled a bit, and the Institute for Supply Management (ISM) indices have moved lower. We believe the U.S. will remain in a highly uncertain environment given an election cycle and the approaching debt ceiling/fiscal cliff issues over the potential expiration of various tax cuts. In our view, Europe has taken some important first steps toward fiscal union, but this process remains uncertain and will take more time. China continues to slow and faces its own leadership transition later this year. We believe an easing of inflationary pressures allows room for further stimulus.

3

Hartford MidCap Value HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

We expect to hear a cautious tone during the upcoming earnings reporting season, and believe consensus forward earnings estimates will be marked lower. We have tried to be mindful of these risks in our positioning and look for companies with drivers besides just Gross Domestic Product growth where it appears that we don’t have to pay an excessive valuation premium.

The annual rebalancing of our benchmark index near the end of the quarter did impact our relative sector weightings. At June 30 we were underweight to Financials, Utilities, Telecom & Media, and Energy. We ended the period most overweight to the Consumer Staples, Health Care, and Materials sectors with modest overweights in Information Technology and Consumer Discretionary.

Diversification by Industry

as of June 30, 2012

Percentage of
Industry (Sector)	Net Assets
Banks (Financials)	7.0%
Capital Goods (Industrials)	11.7
Consumer Durables & Apparel (Consumer Discretionary)	6.4
Consumer Services (Consumer Discretionary)	0.3
Diversified Financials (Financials)	4.5
Energy (Energy)	6.1
Food, Beverage & Tobacco (Consumer Staples)	4.1
Health Care Equipment & Services (Health Care)	4.6
Household & Personal Products (Consumer Staples)	1.2
Insurance (Financials)	8.3
Materials (Materials)	9.0
Media (Consumer Discretionary)	0.7
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	3.7
Real Estate (Financials)	7.1
Retailing (Consumer Discretionary)	3.7
Semiconductors & Semiconductor Equipment (Information Technology)	4.9
Software & Services (Information Technology)	0.9
Technology Hardware & Equipment (Information Technology)	4.1
Transportation (Industrials)	1.9
Utilities (Utilities)	7.2
Short-Term Investments	2.1
Other Assets and Liabilities	0.5
Total	100.0%

4

Hartford MidCap Value HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Banks - 7.0%
122	Bankunited, Inc.	$2,867
284	Beneficial Mutual Bancorp, Inc. ●	2,454
130	Comerica, Inc.	3,986
58	EverBank Financial Corp.	633
199	First Midwest Bancorp, Inc.	2,188
43	M&T Bank Corp.	3,518
212	Popular, Inc.	3,517
982	Regions Financial Corp.	6,628
241	Zions Bancorporation	4,673
		30,464
	Capital Goods - 11.7%
101	AGCO Corp. ●	4,628
259	Barnes Group, Inc.	6,292
55	Dover Corp.	2,970
93	Esterline Technologies Corp. ●	5,804
104	Hubbell, Inc. Class B	8,106
171	Pentair, Inc.	6,553
100	Teledyne Technologies, Inc. ●	6,159
133	URS Corp.	4,642
100	WESCO International, Inc. ●	5,726
		50,880
	Consumer Durables & Apparel - 6.4%
247	Lennar Corp.	7,626
200	Mattel, Inc.	6,488
2,615	Samsonite International S.A. ●	4,420
314	Toll Brothers, Inc. ●	9,323
		27,857
	Consumer Services - 0.3%
45	DeVry, Inc.	1,406

	Diversified Financials - 4.5%
225	E*Trade Financial Corp. ●‡	1,810
184	Invesco Ltd.	4,152
120	NYSE Euronext	3,077
387	PHH Corp. ●	6,759
160	Solar Capital Ltd.	3,569
452	Solar Cayman Ltd. ⌂■●†	41
		19,408
	Energy - 6.1%
353	Cobalt International Energy ●	8,288
73	Consol Energy, Inc.	2,220
59	Japan Petroleum Exploration Co., Ltd.	2,239
89	Newfield Exploration Co. ●	2,606
298	Ocean Rig UDW, Inc. ●	4,023
68	QEP Resources, Inc.	2,038
73	Tidewater, Inc.	3,370
149	Trican Well Service Ltd. ☼	1,717
		26,501
	Food, Beverage & Tobacco - 4.1%
63	Bunge Ltd. Finance Corp.	3,940
138	Dr. Pepper Snapple Group	6,046
94	Ingredion, Inc.	4,660
270	Maple Leaf Foods, Inc. w/ Rights	3,100
		17,746
	Health Care Equipment & Services - 4.6%
99	AmerisourceBergen Corp.	3,892
548	Boston Scientific Corp. ●	3,106
285	Brookdale Senior Living, Inc. ●	5,058
139	CIGNA Corp.	6,111
223	Vanguard Health Systems, Inc. ●	1,980
		20,147
	Household & Personal Products - 1.2%
70	Energizer Holdings, Inc. ●	5,290

	Insurance - 8.3%
85	Everest Re Group Ltd.	8,766
146	Platinum Underwriters Holdings Ltd.	5,550
186	Principal Financial Group, Inc.	4,873
171	Reinsurance Group of America, Inc.	9,089
406	Unum Group	7,774
		36,052
	Materials - 9.0%
102	FMC Corp.	5,444
1,029	Incitec Pivot Ltd.	3,041
650	Louisiana-Pacific Corp. ●	7,075
238	Methanex Corp. ADR	6,620
197	Owens-Illinois, Inc. ●	3,777
159	Packaging Corp. of America	4,493
226	Rexam plc	1,491
264	Sealed Air Corp.	4,070
132	Sino Forest Corp. ⌂■●†	—
220	Sino Forest Corp. Class A ⌂●†	—
3,443	Yingde Gases	3,151
		39,162
	Media - 0.7%
129	Virgin Media, Inc.	3,141

	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
722	Almirall S.A.	5,175
282	Impax Laboratories, Inc. ●	5,710
101	UCB S.A.	5,116
		16,001
	Real Estate - 7.1%
157	American Assets Trust, Inc.	3,798
778	BR Properties S.A.	9,102
234	Forest City Enterprises, Inc. Class A ●	3,414
180	Hatteras Financial Corp.	5,142
92	Iguatemi Emp de Shopping	1,896
337	Weyerhaeuser Co.	7,542
		30,894
	Retailing - 3.7%
61	ANN, Inc. ●	1,560
5,788	Buck Holdings L.P. ⌂●†	10,544
66	Ross Stores, Inc.	4,148
		16,252
	Semiconductors & Semiconductor Equipment - 4.9%
215	Avago Technologies Ltd.	7,730
77	Linear Technology Corp.	2,403
336	Microsemi Corp. ●	6,205
337	Teradyne, Inc. ●	4,741
		21,079
	Software & Services - 0.9%
255	Booz Allen Hamilton Holding Corp.	3,901

	Technology Hardware & Equipment - 4.1%
296	Arrow Electronics, Inc. ●	9,722
95	Harris Corp.	3,959

The accompanying notes are an integral part of these financial statements.

5

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Technology Hardware & Equipment - 4.1% - (continued)
117	SanDisk Corp. ●		$4,268
			17,949
	Transportation - 1.9%
389	Delta Air Lines, Inc. ●		4,257
434	Swift Transportation Co. ●		4,100
			8,357
	Utilities - 7.2%
107	Alliant Energy Corp.		4,894
528	N.V. Energy, Inc.		9,286
189	Northeast Utilities		7,339
187	UGI Corp.		5,509
107	Wisconsin Energy Corp.		4,234
			31,262
	Total common stocks
	(cost $386,739)		$423,749

	Total long-term investments
	(cost $386,739)		$423,749

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $4,869,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $4,966)
$4,869	0.13%, 06/29/2012		$4,869
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,760, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $1,795)
1,760	0.15%, 06/29/2012		1,760
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $472, collateralized by U.S. Treasury Note 0.88%, 2016, value of $481)
472	0.20%, 06/29/2012		472
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $1,378, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.38% - 8.75%, 2012 - 2017, value of
	$1,406)
1,378	0.15%, 06/29/2012		1,378
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $-, collateralized by U.S. Treasury Note 1.00%, 2013, value of $-)
–	0.13%, 06/29/2012		–
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $621, collateralized by GNMA 4.00%, 2042, value of $633)
621	0.20%, 06/29/2012		621
			9,100
	Total short-term investments
	(cost $9,100)		$9,100

	Total investments
	(cost $395,839) ▲	99.5%	$432,849
	Other assets and liabilities	0.5%	1,980
	Total net assets	100.0%	$434,829

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $404,146 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$68,155
Unrealized Depreciation	(39,452)
Net Unrealized Appreciation	$28,703

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $10,585, which represents 2.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

The accompanying notes are an integral part of these financial statements.

6

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $41, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$2,123
12/2009	132	Sino Forest Corp. - 144A	2,093
12/2009 - 06/2011	220	Sino Forest Corp. Class A	3,807
03/2007	452	Solar Cayman Ltd. - 144A	132

At June 30, 2012, the aggregate value of these securities was $10,585, which represents 2.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $213 at June 30, 2012.
‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BNP	Sell	$9	$9	07/03/2012	$–
CAD	BCLY	Buy	213	210	07/03/2012	3
CAD	BCLY	Sell	9	9	07/05/2012	–
EUR	BNP	Sell	30	30	07/05/2012	–
GBP	BCLY	Sell	4	4	07/05/2012	–
HKD	CSFB	Sell	10	10	07/05/2012	–
JPY	BNP	Sell	11	11	07/05/2012	–
						$3

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

 The accompanying notes are an integral part of these financial statements.

7

Hartford MidCap Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$423,749	$388,531	$24,633	$10,585
Short-Term Investments	9,100	–	9,100	–
Total	$432,849	$388,531	$33,733	$10,585
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2012
Assets:
Common Stocks	$13,116	$4,633	$(1,234	)*	$—	$—	$(5,930)	$—	$—	$10,585
Total	$13,116	$4,633	$(1,234)		$—	$—	$(5,930)	$—	$—	$10,585

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $(1,234).

The accompanying notes are an integral part of these financial statements.

8

Hartford MidCap Value HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $395,839)	$432,849
Cash	47
Unrealized appreciation on foreign currency contracts	3
Receivables:
Investment securities sold	4,084
Fund shares sold	38
Dividends and interest	716
Total assets	437,737
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Bank overdraft - foreign cash	9
Payables:
Investment securities purchased	2,523
Fund shares redeemed	284
Investment management fees	46
Distribution fees	4
Accrued expenses	42
Total liabilities	2,908
Net assets	$434,829
Summary of Net Assets:
Capital stock and paid-in-capital	$427,748
Undistributed net investment income	5,234
Accumulated net realized loss	(35,166)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	37,013
Net assets	$434,829
Shares authorized	1,200,000
Par value	$0.001
Class IA: Net asset value per share	$10.54
Shares outstanding	30,468
Net assets	$321,101
Class IB: Net asset value per share	$10.46
Shares outstanding	10,871
Net assets	$113,728

The accompanying notes are an integral part of these financial statements.

9

Hartford MidCap Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$4,012
Interest	6
Less: Foreign tax withheld	(67)
Total investment income, net	3,951

Expenses:
Investment management fees	1,883
Transfer agent fees	1
Distribution fees - Class IB	151
Custodian fees	11
Accounting services fees	24
Board of Directors' fees	7
Audit fees	7
Other expenses	57
Total expenses (before fees paid indirectly)	2,141
Commission recapture	(10)
Total fees paid indirectly	(10)
Total expenses, net	2,131
Net investment income	1,820

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	32,937
Net realized gain on foreign currency contracts	7
Net realized loss on other foreign currency transactions	(28)
Net Realized Gain on Investments and Foreign Currency Transactions	32,916

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	19,853
Net unrealized appreciation of foreign currency contracts	3
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	1
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	19,857
Net Gain on Investments and Foreign Currency Transactions	52,773
Net Increase in Net Assets Resulting from Operations	$54,593

The accompanying notes are an integral part of these financial statements.

10

Hartford MidCap Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$1,820	$2,772
Net realized gain on investments and foreign currency transactions	32,916	74,878
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	19,857	(123,016)
Net Increase (Decrease) In Net Assets Resulting From Operations	54,593	(45,366)
Distributions to Shareholders:
From net investment income
Class IA	—	(40)
Class IB	—	(14)
Total distributions	—	(54)
Capital Share Transactions:
Class IA
Sold	12,161	30,432
Issued on reinvestment of distributions	—	40
Redeemed	(73,830)	(117,488)
Total capital share transactions	(61,669)	(87,016)
Class IB
Sold	3,455	11,942
Issued on reinvestment of distributions	—	14
Redeemed	(19,696)	(47,153)
Total capital share transactions	(16,241)	(35,197)
Net decrease from capital share transactions	(77,910)	(122,213)
Net Decrease In Net Assets	(23,317)	(167,633)
Net Assets:
Beginning of period	458,146	625,779
End of period	$434,829	$458,146
Undistributed (distribution in excess of) net investment income	$5,234	$3,414
Shares:
Class IA
Sold	1,152	2,960
Issued on reinvestment of distributions	—	4
Redeemed	(6,876)	(11,556)
Total share activity	(5,724)	(8,592)
Class IB
Sold	330	1,173
Issued on reinvestment of distributions	—	1
Redeemed	(1,885)	(4,645)
Total share activity	(1,555)	(3,471)

The accompanying notes are an integral part of these financial statements.

11

Hartford MidCap Value HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford MidCap Value HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or

12

redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements".

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including

13

Hartford MidCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value at June 30, 2012	Valuation Technique	Unobservable Input(1)
Common Stocks	$10,544	Intrinsically priced to a related security	10% discount due to marketability(2)
	-	Bankruptcy proceedings data and prices on related debt issues	Limited value as determined in reference to bankruptcy proceedings
	41	Estimated recoverability from liquidation	10% discount due to marketability(2)
Total	$10,585

(1)	Significant changes to any unobservable inputs may result in a significant change to the fair value.
(2)	For fair-valued investments that cannot be readily traded in the market, the Valuation Committee may apply an illiquidity discount as an estimate on the impact to fair value. The Valuation Committee considers a range of premiums or discounts consistent with available information.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

14

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize

15

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

16

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$3	$—	$—	$—	$—	$3
Total	$—	$3	$—	$—	$—	$—	$3

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$7	$—	$—	$—	$—	$7
Total	$—	$7	$—	$—	$—	$—	$7

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$3	$—	$—	$—	$—	$3
Total	$—	$3	$—	$—	$—	$—	$3

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages

17

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$54	$3,020

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$5,097
Accumulated Capital and Other Losses*	(61,458)
Unrealized Appreciation†	8,849
Total Accumulated Deficit	$(47,512)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

18

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$365
Accumulated Net Realized Gain (Loss)	(365)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$8,562
2017	52,896
Total	$61,458

As a result of current or past mergers in the Fund, certain provisions in the Internal Revenue Code may limit the future utilization of capital losses.  During the year ended December 31, 2011, the Fund utilized $68,839 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-

19

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.8000%
On next $500 million	0.7250%
On next $1.5 billion	0.6750%
On next $2.5 billion	0.6700%
On next $5 billion	0.6650%
Over $10 billion	0.6600%

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $250 million	0.8250%
On next $250 million	0.7750%
On next $500 million	0.7250%
On next $4 billion	0.6750%
On next $5 billion	0.6725%
Over $10 billion	0.6700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

20

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.84%
Class IB	1.09%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payment from Affiliate	44.18%	43.82%

21

Hartford MidCap Value HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

8. Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$118,686
Sales Proceeds Excluding U.S. Government Obligations	200,035

9. Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

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23

Hartford MidCap Value HLS Fund

Financial Highlights

- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$9.44	$0.06	$–	$1.04	$1.10	$–	$–	$–	$–	$1.10	$10.54
IB	9.38	0.04	–	1.04	1.08	–	–	–	–	1.08	10.46

For the Year Ended December 31, 2011
IA	10.32	0.07	–	(0.95)	(0.88)	–	–	–	–	(0.88)	9.44
IB	10.29	0.04	–	(0.95)	(0.91)	–	–	–	–	(0.91)	9.38

For the Year Ended December 31, 2010 (G)
IA	8.33	0.05	–	2.00	2.05	(0.06)	–	–	(0.06)	1.99	10.32
IB	8.30	0.03	–	1.99	2.02	(0.03)	–	–	(0.03)	1.99	10.29

For the Year Ended December 31, 2009
IA	5.82	0.07	–	2.50	2.57	(0.06)	–	–	(0.06)	2.51	8.33
IB	5.80	0.05	–	2.49	2.54	(0.04)	–	–	(0.04)	2.50	8.30

For the Year Ended December 31, 2008
IA	12.34	0.07	–	(4.35)	(4.28)	(0.06)	(2.18)	–	(2.24)	(6.52)	5.82
IB	12.30	0.05	–	(4.33)	(4.28)	(0.04)	(2.18)	–	(2.22)	(6.50)	5.80

For the Year Ended December 31, 2007
IA	14.18	0.08	–	0.51	0.59	(0.07)	(2.36)	–	(2.43)	(1.84)	12.34
IB	14.13	0.04	–	0.53	0.57	(0.04)	(2.36)	–	(2.40)	(1.83)	12.30

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $89.7 million in purchases associated with the transition of assets from Hartford SmallCap Value HLS Fund, which merged into the Fund on July 30, 2010. These purchases were excluded from the portfolio turnover calculation.
(I)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

11.67	%(E)	$321,101	0.85	%(F)	0.85	%(F)	0.84	%(F)	26%
11.53	(E)	113,728	1.10	(F)	1.10	(F)	0.59	(F)	–

(8.56)		341,583	0.83		0.83		0.57		43
(8.79)		116,563	1.08		1.08		0.32		–

24.67		462,281	0.85		0.85		0.57		57	(H)
24.36		163,498	1.10		1.10		0.30		–

44.19	(I)	348,742	0.86		0.86		0.87		50
43.83	(I)	145,920	1.11		1.11		0.62		–

(40.21)		301,896	0.81		0.81		0.82		51
(40.36)		128,483	1.06		1.06		0.57		–

2.13		615,430	0.79		0.79		0.53		50
1.87		300,502	1.04		1.04		0.28		–

25

Hartford MidCap Value HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

26

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

27

Hartford MidCap Value HLS Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford MidCap Value HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,116.66	$4.47	$1,000.00	$1,020.64	$4.27	0.85%	182	366
Class IB	$1,000.00	$1,115.26	$5.79	$1,000.00	$1,019.39	$5.52	1.10%	182	366

29

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-MCV12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Money Market HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Money Market HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

Hartford Money Market HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 1.8%
Finance and Insurance - 1.8%

	Bank of Nova Scotia
$11,750	0.47%, 07/02/2012	$11,750
	Toronto-Dominion Bank New York
10,600	0.21%, 08/13/2012	10,603
15,600	0.47%, 02/04/2013 Δ	15,600
		37,953
	Total certificates of deposit
	(cost $37,953)	$37,953

COMMERCIAL PAPER - 36.8%
Arts, Entertainment and Recreation - 1.8%
	Walt Disney Co.
$14,000	0.12%, 07/10/2012 ■	$13,999
23,550	0.16%, 08/20/2012 ■	23,545
		37,544
Beverage and Tobacco Product Manufacturing - 3.6%
	Coca Cola Co.
11,000	0.16%, 07/09/2012	10,999
31,500	0.22%, 08/14/2012 - 10/16/2012	31,484
10,250	0.23%, 11/05/2012	10,242
	Pepsico, Inc.
21,000	0.09%, 07/03/2012 ■	21,000
		73,725
Chemical Manufacturing - 3.7%
	E.I. DuPont De Nemours & Co.
20,750	0.16%, 08/01/2012 ■	20,747
15,500	0.17%, 07/13/2012 ■	15,499
15,500	0.20%, 08/07/2012 ■	15,497
	Praxair, Inc.
24,150	0.11%, 07/11/2012	24,149
		75,892
Computer and Electrical Products Manufacturing - 1.5%
	Merck & Co.
31,250	0.11%, 07/11/2012	31,249

Finance and Insurance - 18.5%
	Bank of Nova Scotia
10,500	0.19%, 09/06/2012	10,496
10,500	0.21%, 08/03/2012	10,498
10,500	0.29%, 11/02/2012	10,490
	Caterpillar Financial Services Corp.
21,000	0.18%, 08/02/2012	20,997
	Deere (John) Capital Corp.
26,750	0.13%, 07/17/2012 ■	26,748
20,750	0.14%, 07/16/2012 ■	20,749
	General Electric Capital Corp.
16,500	0.12%, 07/02/2012	16,500
10,250	0.22%, 09/14/2012	10,245
10,500	0.25%, 10/17/2012	10,492
10,750	0.30%, 08/13/2012	10,746
	JP Morgan Chase & Co.
17,000	0.24%, 07/23/2012	16,997
	Old Line Funding LLC
15,500	0.19%, 08/27/2012	15,496
10,250	0.20%, 09/26/2012	10,245
15,500	0.22%, 09/20/2012 ■	15,492
	State Street Corp.
21,750	0.18%, 07/10/2012	21,749
16,000	0.22%, 07/25/2012	15,998
	Toronto-Dominion Holdings USA
25,750	0.20%, 09/25/2012	25,738
	Toyota Motor Credit Corp.
5,250	0.20%, 08/08/2012	5,249
10,500	0.23%, 09/06/2012	10,495
10,500	0.24%, 10/16/2012	10,493
5,250	0.25%, 09/20/2012	5,247
15,750	0.28%, 10/22/2012 ■	15,736
	U.S. Bank N.A.
36,750	0.14%, 07/09/2012 - 07/20/2012	36,748
15,750	0.17%, 07/19/2012	15,748
	Wells Fargo & Co.
10,250	0.18%, 09/21/2012	10,246
		379,638
Health Care and Social Assistance - 2.5%
	Abbott Laboratories
35,000	0.15%, 07/24/2012 - 08/28/2012 ■	34,994
15,500	0.18%, 09/10/2012 ■	15,495
		50,489
Machinery Manufacturing - 1.0%
	Caterpillar, Inc.
20,750	0.20%, 09/13/2012	20,741

Mining - 1.0%
	Merck & Co.
20,750	0.12%, 08/01/2012	20,748

Retail Trade - 2.5%
	Wal-Mart Stores, Inc.
26,000	0.13%, 08/16/2012	25,996
26,000	0.14%, 08/06/2012	25,996
		51,992
Soap, Cleaning Compound and Toilet Manufacturing - 0.7%
	Colgate-Palmolive Co.
14,400	0.11%, 07/09/2012	14,400

	Total commercial paper
	(cost $756,418)	$756,418

CORPORATE NOTES - 5.6%
Chemical Manufacturing - 0.9%
	Export Development Canada
$17,900	0.22%, 09/24/2012	$17,964

Finance and Insurance - 4.7%
	International Bank for Reconstruction & Development
17,250	0.21%, 07/13/2012	17,254
	JP Morgan Chase Bank
15,750	0.54%, 06/18/2013 Δ	15,750
	Met Life Global Funding I
19,500	0.42%, 10/10/2012 ■ Δ	19,500
12,000	0.59%, 07/06/2012 ■ Δ	12,000
	Wells Fargo & Co.
21,000	0.46%, 10/23/2012	21,315

The accompanying notes are an integral part of these financial statements.

2

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 5.6% - (continued)
Finance and Insurance - 4.7% - (continued)
	Wells Fargo & Co. - (continued)
$10,250	0.54%, 07/19/2013 Δ		$10,250
			96,069
	Total corporate notes
	(cost $114,033)		$114,033

FOREIGN GOVERNMENT OBLIGATIONS - 7.8%
	Canada - 7.8%
	British Columbia (Province of)
$15,500	0.10%, 07/05/2012		$15,500
18,460	0.21%, 10/03/2012		18,450
	Ontario (Province of)
10,250	0.15%, 10/04/2012		10,246
21,000	0.16%, 07/25/2012		20,998
10,500	0.22%, 11/30/2012		10,490
20,700	0.49%, 07/17/2012		20,745
	Quebec (Province of)
15,750	0.17%, 10/02/2012 ■		15,743
21,000	0.18%, 08/17/2012 ■		20,995
15,500	0.20%, 09/20/2012		15,493
10,750	0.20%, 10/03/2012 ■		10,744
			159,404
	Total foreign government obligations
	(cost $159,404)		$159,404

OTHER POOLS AND FUNDS - 0.0%
1	JP Morgan U.S. Government Money Market Fund		$1
—	Wells Fargo Advantage Government Money Market Fund		—

	Total other pools and funds
	(cost $1)		$1

REPURCHASE AGREEMENTS - 24.4%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $34,820, collateralized by U.S. Treasury Note 0.38%, 2015, value of $35,516)
$34,820	0.14% dated 06/29/2012		$34,820
RBC Capital Markets TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $235,201,
collateralized by U.S. Treasury Bill
0.19%, 2013, U.S. Treasury Bond 3.13%,
2/15/2042, U.S. Treasury Note 0.25% -
	4.50%, 2014 - 2022, value of $239,903)
235,199	0.08% dated 06/29/2012		235,199
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $148,665, collateralized by U.S. Treasury Note 1.25% - 1.38%, 2012 - 2014, value of $151,637)
148,663	0.14% dated 06/29/2012		148,663
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $82,781, collateralized by U.S. Treasury Note 2.00%, 2012, value of $84,435)
82,780	0.14% dated 06/29/2012		82,780

	Total repurchase agreements
	(cost $501,462)		$501,462

U.S. GOVERNMENT AGENCIES - 1.8%
	Federal Home Loan Mortgage Corp. - 1.1%
$21,600	0.12%, 09/10/2012		$21,595

	Federal National Mortgage Association - 0.7%
15,250	0.06%, 07/09/2012		15,250

	Total U.S. government agencies
	(cost $36,845)		$36,845

U.S. GOVERNMENT SECURITIES - 21.8%
	Other Direct Federal Obligations - 6.0%
	Federal Home Loan Bank
$41,000	0.06%, 08/01/2012		$40,998
41,000	0.08%, 07/20/2012		40,998
41,000	0.11%, 08/24/2012		40,993
			122,989
	U.S. Treasury Bills - 4.8%
33,000	0.10%, 07/12/2012		32,999
66,000	0.11%, 07/19/2012 - 07/26/2012		65,995
			98,994
	U.S. Treasury Notes - 11.0%
50,050	0.13%, 07/31/2012		50,071
54,750	0.16%, 08/31/2012		54,770
64,250	0.18%, 10/15/2012 - 10/31/2012		64,383
55,000	0.24%, 08/15/2012		55,288
			224,512
	Total U.S. government securities
	(cost $446,495)		$446,495

	Total investments
	(cost $2,052,611) ▲	100.0%	$2,052,611
	Other assets and liabilities	—%	131
	Total net assets	100.0%	$2,052,742

The accompanying notes are an integral part of these financial statements.

3

Hartford Money Market HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $318,483, which represents 15.5% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

4

Hartford Money Market HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$37,953	$–	$37,953	$–
Commercial Paper	756,418	–	756,418	–
Corporate Notes	114,033	–	114,033	–
Foreign Government Obligations	159,404	–	159,404	–
Other Pools and Funds	1	1	–	–
Repurchase Agreements	501,462	–	501,462	–
U.S. Government Agencies	36,845	–	36,845	–
U.S. Government Securities	446,495	–	446,495	–
Total	$2,052,611	$1	$2,052,610	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of these financial statements.

5

Hartford Money Market HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $2,052,611)	$2,052,611
Cash	—
Receivables:
Fund shares sold	5,309
Dividends and interest	2,198
Other assets	73
Total assets	2,060,191
Liabilities:
Payables:
Fund shares redeemed	7,255
Investment management fees	112
Accrued expenses	82
Total liabilities	7,449
Net assets	$2,052,742
Summary of Net Assets:
Capital stock and paid-in-capital	$2,052,742
Net assets	$2,052,742
Shares authorized	14,000,000
Par value	$0.001
Class IA: Net asset value per share	$1.00
Shares outstanding	1,741,229
Net assets	$1,741,229
Class IB: Net asset value per share	$1.00
Shares outstanding	311,513
Net assets	$311,513

The accompanying notes are an integral part of these financial statements.

6

Hartford Money Market HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$—
Interest	1,731
Total investment income, net	1,731

Expenses:
Investment management fees	4,321
Transfer agent fees	1
Custodian fees	3
Accounting services fees	108
Board of Directors' fees	26
Audit fees	5
Other expenses	103
Total expenses (before waivers and fees paid indirectly)	4,567
Expense waivers	(2,836)
Custodian fee offset	—
Total waivers and fees paid indirectly	(2,836)
Total expenses, net	1,731
Net investment income	—

Net Realized Gain on Investments:
Net realized gain on investments	—
Net Realized Gain on Investments	—
Net Gain on Investments	—
Net Increase in Net Assets Resulting from Operations	$—

The accompanying notes are an integral part of these financial statements.

7

Hartford Money Market HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	—
Net Increase In Net Assets Resulting From Operations	—	—
Capital Share Transactions:
Class IA
Sold	629,365	1,775,191
Redeemed	(858,448)	(1,890,893)
Total capital share transactions	(229,083)	(115,702)
Class IB
Sold	82,174	267,452
Redeemed	(147,309)	(310,323)
Total capital share transactions	(65,135)	(42,871)
Net decrease from capital share transactions	(294,218)	(158,573)
Net Decrease In Net Assets	(294,218)	(158,573)
Net Assets:
Beginning of period	2,346,960	2,505,533
End of period	$2,052,742	$2,346,960
Undistributed (distribution in excess of) net investment income	$—	$—
Shares:
Class IA
Sold	629,365	1,775,191
Redeemed	(858,448)	(1,890,893)
Total share activity	(229,083)	(115,702)
Class IB
Sold	82,174	267,452
Redeemed	(147,309)	(310,323)
Total share activity	(65,135)	(42,871)

The accompanying notes are an integral part of these financial statements.

8

Hartford Money Market HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Money Market HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation – The Fund’s investments are valued at amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined on the Valuation Date.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable

9

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

10

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. Normally, dividends from net investment income are declared daily and paid monthly. Dividends from realized capital gains, if any, are paid at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments and short-term capital gain adjustments. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid

11

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

5.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net

12

realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund had no reclassifications.

d)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2011.

e)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.4000%
On next $5 billion	0.3800%
Over $10 billion	0.3700%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

13

Hartford Money Market HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.16%
Class IB	0.16%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

At a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Class IB for a period of six months, effective March 1, 2009. The Board of Directors has extended the reduction of payment of distribution and service fees through August 31, 2012. The Fund’s action results in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Class IB during this time period. The Board of Directors’ action can be changed at any time.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $2. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

7. Investment Transactions:

For the six-month period ended June 30, 2012, the costs of purchases and sales of securities (including U.S. Government Obligations) for the Fund were $83,447,058 and $83,741,009, respectively.

14

8.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15

Hartford Money Market HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$1.00	$–	$–	$–	$–	$–	$–	$–	$–	$–	$1.00
IB	1.00	–	–	–	–	–	–	–	–	–	1.00
For the Year Ended December 31, 2011
IA	1.00	–	–	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	–	–	1.00
For the Year Ended December 31, 2010
IA	1.00	–	–	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	–	–	1.00
For the Year Ended December 31, 2009
IA	1.00	–	–	–	–	–	–	–	–	–	1.00
IB	1.00	–	–	–	–	–	–	–	–	–	1.00
For the Year Ended December 31, 2008
IA	1.00	0.02	–	–	0.02	(0.02)	–	–	(0.02)	–	1.00
IB	1.00	0.02	–	–	0.02	(0.02)	–	–	(0.02)	–	1.00
For the Year Ended December 31, 2007
IA	1.00	0.05	–	–	0.05	(0.05)	–	–	(0.05)	–	1.00
IB	1.00	0.05	–	–	0.05	(0.05)	–	–	(0.05)	–	1.00

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Not annualized.
(E)	Annualized.

16

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

–	%(D)	$1,741,229	0.42	%(E)	0.16	%(E)	–	%(E)	N/A
–	(D)	311,513	0.42	(E)	0.16	(E)	–	(E)	–

–		1,970,312	0.42		0.16		–		N/A
–		376,648	0.42		0.16		–		–

–		2,086,014	0.43		0.22		–		N/A
–		419,519	0.43		0.22		–		–

0.06		2,820,121	0.48		0.32		0.02		N/A
0.05		548,134	0.53		0.34		0.00		–

2.15		4,427,230	0.47		0.42		2.01		N/A
1.89		774,432	0.72		0.67		1.80		–

4.95		2,224,124	0.47		0.42		4.83		N/A
4.69		452,976	0.72		0.67		4.58		–

17

Hartford Money Market HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

18

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

19

Hartford Money Market HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

Hartford Money Market HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.07	$0.81	0.16%	182	366
Class IB	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.07	$0.81	0.16%	182	366

21

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-MM12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

Hartford Portfolio Diversifier HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Portfolio Diversifier HLS Fund

Fund Performance (Unaudited)	2
Manager Discussion (Unaudited)	3
Financial Statements
Schedule of Investments at June 30, 2012 (Unaudited)	5
Investment Valuation Hierarchy Level Summary at June 30, 2012 (Unaudited)	19
Statement of Assets and Liabilities at June 30, 2012 (Unaudited)	20
Statement of Operations for the Six-Month Period Ended June 30, 2012 (Unaudited)	21
Statement of Changes in Net Assets for the Six-Month Period Ended June 30, 2012 (Unaudited) and the Period June 6, 2011 (commencement of operations) through December 31, 2011	22
Notes to Financial Statements (Unaudited)	23
Financial Highlights (Unaudited)	34
Directors and Officers (Unaudited)	36
How to Obtain a Copy of the Fund’s Proxy Voting Policies and Voting Records (Unaudited)	38
Quarterly Portfolio Holdings Information (Unaudited)	38
Expense Example (Unaudited)	39

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Portfolio Diversifier HLS Fund inception 06/06/2011
(sub-advised by Hartford Investment Management Company)

Investment objective – Seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts issued by Hartford Life Insurance Company and its affiliates, while also preserving the potential for modest appreciation in the Fund’s net asset value when markets are appreciating.

Performance Overview 6/06/11 – 6/30/12

The chart above shows the growth of a $10,000 investment in Class IB.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	Since Inception
Portfolio Diversifier IB	-4.89%	-0.58%	-2.46%
Barclays U.S. Aggregate Bond Index	2.37%	7.47%	6.54%
S&P 500 Index	9.48%	5.43%	7.84%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Barclays U.S. Aggregate Bond Index (formerly known as Barclays Capital U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable annuity level. Any such additional sales charges or other fees or expenses would lower the contract’s performance.

2

Hartford Portfolio Diversifier HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Paul Bukowski, CFA	James Ong, CFA
Executive Vice President and Head of Quantitative Equities	Vice President

How did the Fund perform?

The Class IB Shares of the Hartford Portfolio Diversifier HLS Fund returned -4.89% for the six-month period ending June 30, 2012, compared to the returns of the Barclays U.S. Aggregate Bond Index which returned 2.37% and the S&P 500 Index which returned 9.48% for the same period.

Why did the Fund perform this way?

The Fund performed in line with expectations, which is performance generally “contra” to that of the equity markets, as measured by the S&P 500 Index. The Fund generally invests in securities which increase in value as the S&P 500 declines (protection), and securities which are expected to approximate the performance of the Barclays U.S. Aggregate Bond and S&P 500 Indices.

Overall the Fund declined in value as it is designed to achieve performance generally “contra” to that of the S&P 500 which posted strong performance appreciating nearly 10% during the first half of the year. The Fund’s protection securities, short S&P futures and a modest short and long term S&P put position, declined in value, providing a head wind (i.e. negative impact) to performance during the first half of the year. The fixed income sleeve offset some of this decline as it contributed modest positive performance.

What is your outlook?
Looking ahead, challenges include deleveraging, Eurozone member solvency, U.S. Presidential election year uncertainty - especially on fiscal policy, and higher energy costs. We believe corporate fundamentals are decent, but given the balance of challenges aforementioned, corporations are generally reluctant to hire or spend; thus keeping labor markets fragile. With the labor market tentative, the consumer portion of the economy is at a cusp – ready to either drive through these challenges or add to them. These issues are well known. Investors have moved to the sideline, waiting to see which way the consumer falls, leading to tempting valuation levels. Analysts in general have significantly revised earnings downward. In this environment, we believe investors will place marginally higher demand for stable and expanding profit growth.

Our approach uses quality as defense and growth as offense. It assumes that the market will neither fall nor rise dramatically. The risk to this strategy then is a policy or macro event that overwhelms investors’ desire to discriminate among stocks. For example, investors might turn the “risk on” trade back ‘on’ because of a major liquidity event such as quantitative easing or tax cuts. Another risk is that there is a major geopolitical event, such as spillover conflict from Syria that causes investors to turn “risk off” regardless of stock fundamentals.

Distribution by Credit Quality
as of June 30, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.1%
Aa / AA	0.8
A	3.9
Baa / BBB	3.8
Ba / BB	0.1
Unrated	0.0
U.S. Government Agencies and Securities	24.9
Non Debt Securities and Other Short-Term Instruments	68.7
Other Assets & Liabilities	(3.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

3

Hartford Portfolio Diversifier HLS Fund
Manager Discussion– (continued)
June 30, 2012 (Unaudited)

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Equity Securities
Automobiles & Components (Consumer Discretionary)	0.1%
Banks (Financials)	0.5
Capital Goods (Industrials)	1.5
Commercial & Professional Services (Industrials)	0.1
Consumer Durables & Apparel (Consumer Discretionary)	0.2
Consumer Services (Consumer Discretionary)	0.4
Diversified Financials (Financials)	1.0
Energy (Energy)	2.0
Food & Staples Retailing (Consumer Staples)	0.4
Food, Beverage & Tobacco (Consumer Staples)	1.2
Health Care Equipment & Services (Health Care)	0.7
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	0.6
Materials (Materials)	0.6
Media (Consumer Discretionary)	0.6
Other Investment Pools and Funds (Financials)	0.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	1.5
Real Estate (Financials)	0.4
Retailing (Consumer Discretionary)	0.7
Semiconductors & Semiconductor Equipment (Information Technology)	0.4
Software & Services (Information Technology)	1.7
Technology Hardware & Equipment (Information Technology)	1.4
Telecommunication Services (Services)	0.6
Transportation (Industrials)	0.3
Utilities (Utilities)	0.7
Total	18.5%
Fixed Income Securities
Administrative Waste Management and Remediation (Services)	0.0%
Airport Revenues (Airport Revenues)	0.0
Arts, Entertainment and Recreation (Services)	0.4
Beverage and Tobacco Product Manufacturing (Consumer Staples)	0.3
Chemical Manufacturing (Basic Materials)	0.1
Computer and Electronic Product Manufacturing (Technology)	0.3
Couriers and Messengers (Services)	0.0
Electrical Equipment and Appliance Manufacturing (Technology)	0.1
Finance and Insurance (Finance)	3.9
Food Manufacturing (Consumer Staples)	0.2
Food Services (Consumer Cyclical)	0.1
General Obligations (General Obligations)	0.1
Health Care and Social Assistance (Health Care)	0.5
Higher Education (Univ., Dorms, etc.) (Higher Education (Univ., Dorms, etc.))	0.1
Information (Technology)	0.6
Machinery Manufacturing (Capital Goods)	0.1
Mining (Basic Materials)	0.2
Miscellaneous (Miscellaneous)	0.0
Miscellaneous Manufacturing (Capital Goods)	0.2
Motor Vehicle and Parts Manufacturing (Consumer Cyclical)	0.0
Paper Manufacturing (Basic Materials)	0.1
Petroleum and Coal Products Manufacturing (Energy)	0.7
Pipeline Transportation (Utilities)	0.1
Primary Metal Manufacturing (Basic Materials)	0.1
Professional, Scientific and Technical Services (Services)	0.0
Public Administration (Services)	0.0
Rail Transportation (Transportation)	0.1
Real Estate, Rental and Leasing (Finance)	0.0
Retail Trade (Consumer Cyclical)	0.3
Soap, Cleaning Compound and Toilet Manufacturing (Consumer Staples)	0.0
Transportation (Transportation)	0.0
Transportation Equipment Manufacturing (Transportation)	0.0
Utilities (Utilities)	0.5
Utilities - Water and Sewer (Utilities - Water and Sewer)	0.0
Total	9.1%
Foreign Government Obligations	0.6%
Put Options Purchased	9.3
U.S. Government Agencies	11.8
U.S. Government Securities	13.1
Short-Term Investments	40.9
Other Assets and Liabilities	(3.3)
Total	100.0%

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.0%
	Automobiles & Components - 0.1%
—	BorgWarner, Inc. ●	$23
12	Ford Motor Co. w/ Rights	115
1	Goodyear Tire & Rubber Co. ●	9
1	Harley-Davidson, Inc.	33
2	Johnson Controls, Inc.	59
		239
	Banks - 0.5%
2	BB&T Corp.	67
1	Comerica, Inc.	19
3	Fifth Third Bancorp	39
1	First Horizon National Corp.	7
2	Hudson City Bancorp, Inc.	10
3	Huntington Bancshares, Inc.	17
3	Keycorp	23
—	M&T Bank Corp.	33
1	People's United Financial, Inc.	13
2	PNC Financial Services Group, Inc.	101
4	Regions Financial Corp.	30
2	SunTrust Banks, Inc.	41
6	US Bancorp	191
17	Wells Fargo & Co.	556
1	Zions Bancorporation	11
		1,158
	Capital Goods - 1.5%
2	3M Co.	194
2	Boeing Co.	174
2	Caterpillar, Inc.	173
—	Cooper Industries plc Class A	34
1	Cummins, Inc.	58
2	Danaher Corp.	94
1	Deere & Co.	101
1	Dover Corp.	31
1	Eaton Corp.	42
2	Emerson Electric Co.	107
1	Fastenal Co.	37
—	Flowserve Corp.	20
1	Fluor Corp.	26
1	General Dynamics Corp.	74
33	General Electric Co.	691
—	Goodrich Corp.	50
2	Honeywell International, Inc.	136
1	Illinois Tool Works, Inc.	79
1	Ingersoll-Rand plc	39
—	Jacobs Engineering Group, Inc. ●	15
—	Joy Global, Inc.	19
—	L-3 Communications Holdings, Inc.	23
1	Lockheed Martin Corp.	72
1	Masco Corp.	16
1	Northrop Grumman Corp.	50
1	PACCAR, Inc.	44
—	Pall Corp.	20
—	Parker-Hannifin Corp.	36
—	Precision Castparts Corp.	75
1	Quanta Services, Inc. ●	16
1	Raytheon Co.	59
—	Rockwell Automation, Inc.	29
—	Rockwell Collins, Inc.	22
—	Roper Industries, Inc.	30
—	Snap-On, Inc.	11
1	Stanley Black & Decker, Inc.	34
1	Textron, Inc.	22
1	Tyco International Ltd.	77
3	United Technologies Corp.	215
—	W.W. Grainger, Inc.	36
1	Xylem, Inc.	15
		3,096
	Commercial & Professional Services - 0.1%
—	Avery Dennison Corp.	9
—	Cintas Corp.	13
—	Dun & Bradstreet Corp.	11
—	Equifax, Inc. ●	17
1	Iron Mountain, Inc.	18
1	Pitney Bowes, Inc.	9
1	R.R. Donnelley & Sons Co.	7
1	Republic Services, Inc.	26
—	Robert Half International, Inc.	13
—	Stericycle, Inc. ●	24
1	Waste Management, Inc.	48
		195
	Consumer Durables & Apparel - 0.2%
1	Coach, Inc.	53
1	D.R. Horton, Inc.	16
—	Fossil, Inc. ●	12
—	Harman International Industries, Inc.	9
—	Hasbro, Inc.	12
—	Leggett & Platt, Inc.	9
1	Lennar Corp.	16
1	Mattel, Inc.	35
1	Newell Rubbermaid, Inc.	16
1	NIKE, Inc. Class B	101
1	Pulte Group, Inc. ●	11
—	Ralph Lauren Corp.	28
—	V.F. Corp.	36
—	Whirlpool Corp.	15
		369
	Consumer Services - 0.4%
—	Apollo Group, Inc. Class A ●	12
1	Carnival Corp.	48
—	Chipotle Mexican Grill, Inc. ●	38
—	Darden Restaurants, Inc.	20
—	DeVry, Inc.	6
1	H & R Block, Inc.	15
1	International Game Technology	15
1	Marriott International, Inc. Class A	32
3	McDonald's Corp.	281
2	Starbucks Corp.	126
1	Starwood Hotels & Resorts, Inc.	33
—	Wyndham Worldwide Corp.	24
—	Wynn Resorts Ltd.	26
1	Yum! Brands, Inc.	93
		769
	Diversified Financials - 1.0%
3	American Express Co.	182
1	Ameriprise Financial, Inc.	36
34	Bank of America Corp.	276
4	Bank of New York Mellon Corp.	82
—	BlackRock, Inc.	68
2	Capital One Financial Corp.	99

The accompanying notes are an integral part of these financial statements.

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.0% - (continued)
	Diversified Financials - 1.0% - (continued)
3	Charles Schwab Corp.	$44
9	Citigroup, Inc.	251
—	CME Group, Inc.	56
2	Discover Financial Services, Inc.	57
1	E*Trade Financial Corp. ●	6
—	Federated Investors, Inc.	6
—	Franklin Resources, Inc.	49
2	Goldman Sachs Group, Inc.	148
—	IntercontinentalExchange, Inc. ●	31
1	Invesco Ltd.	32
12	JP Morgan Chase & Co.	426
—	Legg Mason, Inc.	10
1	Leucadia National Corp.	13
1	Moody's Corp.	23
5	Morgan Stanley	69
—	Nasdaq OMX Group, Inc. ●	9
1	Northern Trust Corp.	35
1	NYSE Euronext	20
2	SLM Corp.	24
2	State Street Corp.	68
1	T. Rowe Price Group, Inc.	50
		2,170
	Energy - 2.0%
1	Alpha Natural Resources, Inc. ●	6
2	Anadarko Petroleum Corp.	103
1	Apache Corp.	108
1	Baker Hughes, Inc.	56
1	Cabot Oil & Gas Corp.	26
1	Cameron International Corp. ●	33
2	Chesapeake Energy Corp.	39
6	Chevron Corp.	651
4	ConocoPhillips Holding Co.	221
1	Consol Energy, Inc.	21
1	Denbury Resources, Inc. ●	18
1	Devon Energy Corp.	73
—	Diamond Offshore Drilling, Inc.	13
1	EOG Resources, Inc.	76
—	EQT Corp.	25
15	Exxon Mobil Corp.	1,252
1	FMC Technologies, Inc. ●	29
3	Halliburton Co.	82
—	Helmerich & Payne, Inc.	15
1	Hess Corp.	41
2	Kinder Morgan, Inc.	51
2	Marathon Oil Corp.	56
1	Marathon Petroleum Corp.	48
1	Murphy Oil Corp.	30
1	Nabors Industries Ltd. ●	13
1	National Oilwell Varco, Inc.	86
—	Newfield Exploration Co. ●	12
1	Noble Corp.	26
1	Noble Energy, Inc.	47
3	Occidental Petroleum Corp.	218
1	Peabody Energy Corp.	21
2	Phillips 66 ●	65
—	Pioneer Natural Resources Co.	34
1	QEP Resources, Inc.	17
1	Range Resources Corp.	31
—	Rowan Cos. plc Class A ●	13
4	Schlumberger Ltd.	271
1	Southwestern Energy Co. ●	35
2	Spectra Energy Corp.	59
—	Sunoco, Inc.	16
—	Tesoro Corp. ●	11
2	Valero Energy Corp.	42
2	Williams Cos., Inc.	56
1	WPX Energy, Inc. ●	10
		4,156
	Food & Staples Retailing - 0.4%
1	Costco Wholesale Corp.	128
4	CVS Caremark Corp.	187
2	Kroger (The) Co.	41
1	Safeway, Inc.	14
2	Sysco Corp.	55
3	Walgreen Co.	80
5	Wal-Mart Stores, Inc.	376
1	Whole Foods Market, Inc.	49
		930
	Food, Beverage & Tobacco - 1.2%
6	Altria Group, Inc.	220
2	Archer Daniels Midland Co.	61
—	Beam, Inc.	31
—	Brown-Forman Corp.	30
1	Campbell Soup Co.	19
7	Coca-Cola Co.	552
1	Coca-Cola Enterprises, Inc.	26
1	ConAgra Foods, Inc.	34
1	Constellation Brands, Inc. Class A ●	14
1	Dean Foods Co. ●	10
1	Dr. Pepper Snapple Group	29
2	General Mills, Inc.	78
1	H.J. Heinz Co.	54
—	Hershey Co.	34
—	Hormel Foods Corp.	13
—	J.M. Smucker Co.	27
1	Kellogg Co.	38
6	Kraft Foods, Inc.	214
—	Lorillard, Inc.	54
—	McCormick & Co., Inc.	25
1	Mead Johnson Nutrition Co.	51
—	Molson Coors Brewing Co.	20
—	Monster Beverage Corp. ●	35
5	PepsiCo, Inc.	346
5	Philip Morris International, Inc.	466
1	Reynolds American, Inc.	46
1	Tyson Foods, Inc. Class A	17
		2,544
	Health Care Equipment & Services - 0.7%
1	Aetna, Inc.	42
1	AmerisourceBergen Corp.	31
—	Bard (C.R.), Inc.	28
2	Baxter International, Inc.	91
1	Becton, Dickinson & Co.	47
4	Boston Scientific Corp. ●	25
1	Cardinal Health, Inc.	45
1	CareFusion Corp. ●	18
—	Cerner Corp. ●	38
1	CIGNA Corp.	40

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.0% - (continued)
	Health Care Equipment & Services - 0.7% - (continued)
—	Coventry Health Care, Inc.	$14
2	Covidien plc	81
—	DaVita, Inc. ●	29
—	Dentsply International, Inc.	17
—	Edwards Lifesciences Corp. ●	37
3	Express Scripts Holding Co. ●	141
1	Humana, Inc.	40
—	Intuitive Surgical, Inc. ●	69
—	Laboratory Corp. of America Holdings ●	28
1	McKesson Corp.	69
3	Medtronic, Inc.	126
—	Patterson Cos., Inc.	9
—	Quest Diagnostics, Inc.	30
1	St. Jude Medical, Inc.	39
1	Stryker Corp.	56
1	Tenet Healthcare Corp. ●	7
3	UnitedHealth Group, Inc.	190
—	Varian Medical Systems, Inc. ●	21
1	Wellpoint, Inc.	66
1	Zimmer Holdings, Inc.	35
		1,509
	Household & Personal Products - 0.4%
1	Avon Products, Inc.	22
—	Clorox Co.	29
1	Colgate-Palmolive Co.	156
1	Estee Lauder Co., Inc.	38
1	Kimberly-Clark Corp.	103
9	Procter & Gamble Co.	525
		873
	Insurance - 0.6%
1	ACE Ltd.	79
2	Aflac, Inc.	65
2	Allstate Corp.	55
2	American International Group, Inc. ●	65
1	Aon plc	48
—	Assurant, Inc.	10
6	Berkshire Hathaway, Inc. Class B ●	464
1	Chubb Corp.	62
1	Cincinnati Financial Corp.	19
2	Genworth Financial, Inc. ●	9
1	Lincoln National Corp.	20
1	Loews Corp.	39
2	Marsh & McLennan Cos., Inc.	55
3	MetLife, Inc.	107
1	Principal Financial Group, Inc.	26
2	Progressive Corp.	40
2	Prudential Financial, Inc.	74
—	Torchmark Corp.	16
1	Travelers Cos., Inc.	79
1	Unum Group	18
1	XL Group plc	21
		1,371
	Materials - 0.6%
1	Air Products & Chemicals, Inc.	53
—	Airgas, Inc.	18
3	Alcoa, Inc.	29
—	Allegheny Technologies, Inc.	11
—	Ball Corp.	20
—	Bemis Co., Inc.	10
—	CF Industries Holdings, Inc.	40
—	Cliff's Natural Resources, Inc.	22
4	Dow Chemical Co.	118
3	E.I. DuPont de Nemours & Co.	148
—	Eastman Chemical Co.	22
1	Ecolab, Inc.	63
—	FMC Corp.	23
3	Freeport-McMoRan Copper & Gold, Inc.	101
—	International Flavors & Fragrances, Inc.	14
1	International Paper Co.	39
1	MeadWestvaco Corp.	15
2	Monsanto Co.	138
1	Mosaic Co.	51
2	Newmont Mining Corp.	75
1	Nucor Corp.	38
1	Owens-Illinois, Inc. ●	10
—	PPG Industries, Inc.	50
1	Praxair, Inc.	102
1	Sealed Air Corp.	9
—	Sherwin-Williams Co.	35
—	Sigma-Aldrich Corp.	28
—	Titanium Metals Corp.	3
—	United States Steel Corp.	9
—	Vulcan Materials Co.	16
		1,310
	Media - 0.6%
1	Cablevision Systems Corp.	9
2	CBS Corp. Class B	66
8	Comcast Corp. Class A	270
2	DirecTV Class A ●	100
1	Discovery Communications, Inc. ●	43
1	Gannett Co., Inc.	11
1	Interpublic Group of Cos., Inc.	15
1	McGraw-Hill Cos., Inc.	39
7	News Corp. Class A	147
1	Omnicom Group, Inc.	41
—	Scripps Networks Interactive Class A	17
1	Time Warner Cable, Inc.	80
3	Time Warner, Inc.	116
2	Viacom, Inc. Class B	78
6	Walt Disney Co.	271
—	Washington Post Co. Class B	6
		1,309
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
5	Abbott Laboratories	317
1	Agilent Technologies, Inc.	43
1	Alexion Pharmaceuticals, Inc. ●	60
1	Allergan, Inc.	89
2	Amgen, Inc.	178
1	Biogen Idec, Inc. ●	108
5	Bristol-Myers Squibb Co.	190
1	Celgene Corp. ●	88
3	Eli Lilly & Co.	137
1	Forest Laboratories, Inc. ●	29
2	Gilead Sciences, Inc. ●	121
1	Hospira, Inc. ●	18
9	Johnson & Johnson	581

The accompanying notes are an integral part of these financial statements.

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5% - (continued)
1	Life Technologies Corp. ●	$25
10	Merck & Co., Inc.	397
1	Mylan, Inc. ●	29
—	PerkinElmer, Inc.	9
—	Perrigo Co.	34
23	Pfizer, Inc.	539
1	Thermo Fisher Scientific, Inc.	60
—	Waters Corp. ●	22
—	Watson Pharmaceuticals, Inc. ●	29
		3,103
	Real Estate - 0.4%
1	American Tower Corp. REIT	86
—	Apartment Investment & Management Co. Class A	11
—	Avalonbay Communities, Inc.	42
—	Boston Properties, Inc.	51
1	CBRE Group, Inc. ●	17
1	Equity Residential Properties Trust	58
1	HCP, Inc.	58
1	Health Care, Inc.	39
2	Host Hotels & Resorts, Inc.	36
1	Kimco Realty Corp.	24
1	Plum Creek Timber Co., Inc.	20
1	ProLogis L.P.	48
—	Public Storage	64
1	Simon Property Group, Inc.	148
1	Ventas, Inc.	57
1	Vornado Realty Trust	49
2	Weyerhaeuser Co.	37
		845
	Retailing - 0.7%
—	Abercrombie & Fitch Co. Class A	9
1	Amazon.com, Inc. ●	258
—	AutoNation, Inc. ●	5
—	AutoZone, Inc. ●	30
1	Bed Bath & Beyond, Inc. ●	45
1	Best Buy Co., Inc.	18
—	Big Lots, Inc. ●	8
1	CarMax, Inc. ●	18
1	Dollar Tree, Inc. ●	39
—	Expedia, Inc.	14
—	Family Dollar Stores, Inc.	24
—	GameStop Corp. Class A	7
1	Gap, Inc.	28
—	Genuine Parts Co.	29
5	Home Depot, Inc.	254
—	J.C. Penney Co., Inc.	11
1	Kohl's Corp.	34
1	Limited Brands, Inc.	32
4	Lowe's Co., Inc.	105
1	Macy's, Inc.	44
—	Netflix, Inc. ●	12
—	Nordstrom, Inc.	25
—	O'Reilly Automotive, Inc. ●	33
—	Priceline.com, Inc. ●	104
1	Ross Stores, Inc.	44
—	Sears Holdings Corp. ●	7
2	Staples, Inc.	28
2	Target Corp.	120
—	Tiffany & Co.	21
2	TJX Cos., Inc.	100
—	TripAdvisor, Inc. ●	13
—	Urban Outfitters, Inc. ●	10
		1,529
	Semiconductors & Semiconductor Equipment - 0.4%
2	Advanced Micro Devices, Inc. ●	10
1	Altera Corp.	34
1	Analog Devices, Inc.	35
4	Applied Materials, Inc.	46
2	Broadcom Corp. Class A	52
—	First Solar, Inc. ●	3
16	Intel Corp.	420
1	KLA-Tencor Corp.	26
1	Lam Research Corp. ●	24
1	Linear Technology Corp.	22
2	LSI Corp. ●	11
1	Microchip Technology, Inc.	20
3	Micron Technology, Inc. ●	19
2	NVIDIA Corp. ●	27
1	Teradyne, Inc. ●	8
4	Texas Instruments, Inc.	103
1	Xilinx, Inc.	28
		888
	Software & Services - 1.7%
2	Accenture plc	121
2	Adobe Systems, Inc. ●	50
1	Akamai Technologies, Inc. ●	18
1	Autodesk, Inc. ●	25
2	Automatic Data Processing, Inc.	85
1	BMC Software, Inc. ●	21
1	CA, Inc.	30
1	Citrix Systems, Inc. ●	49
1	Cognizant Technology Solutions Corp. ●	57
—	Computer Sciences Corp.	12
4	eBay, Inc. ●	151
1	Electronic Arts, Inc. ●	12
1	Fidelity National Information Services, Inc.	25
—	Fiserv, Inc. ●	31
1	Google, Inc. ●	462
4	IBM Corp.	706
1	Intuit, Inc.	55
—	Mastercard, Inc.	143
23	Microsoft Corp.	716
12	Oracle Corp.	361
1	Paychex, Inc.	32
1	Red Hat, Inc. ●	34
1	SAIC, Inc.	10
—	Salesforce.com, Inc. ●	60
2	Symantec Corp. ●	33
1	Teradata Corp. ●	38
1	Total System Services, Inc.	12
—	VeriSign, Inc.	22
2	Visa, Inc.	193
2	Western Union Co.	32
4	Yahoo!, Inc. ●	60
		3,656

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.0% - (continued)
	Technology Hardware & Equipment - 1.4%
1	Amphenol Corp. Class A	$28
3	Apple, Inc. ●	1,709
17	Cisco Systems, Inc.	288
5	Corning, Inc.	61
5	Dell, Inc. ●	58
7	EMC Corp. ●	168
—	F5 Networks, Inc. ●	25
—	FLIR Systems, Inc.	9
—	Harris Corp.	15
6	Hewlett-Packard Co.	124
1	Jabil Circuit, Inc.	12
1	JDS Uniphase Corp. ●	8
2	Juniper Networks, Inc. ●	27
—	Lexmark International, Inc.	6
—	Molex, Inc.	10
1	Motorola Solutions, Inc.	44
1	NetApp, Inc. ●	36
5	Qualcomm, Inc.	299
1	SanDisk Corp. ●	28
1	Seagate Technology plc	30
1	TE Connectivity Ltd.	43
1	Western Digital Corp. ●	22
4	Xerox Corp.	33
		3,083
	Telecommunication Services - 0.6%
18	AT&T, Inc.	654
2	CenturyLink, Inc.	77
1	Crown Castle International Corp. ●	47
3	Frontier Communications Corp.	12
1	MetroPCS Communications, Inc. ●	6
9	Sprint Nextel Corp. ●	30
9	Verizon Communications, Inc.	395
2	Windstream Corp.	18
		1,239
	Transportation - 0.3%
1	C.H. Robinson Worldwide, Inc.	30
3	CSX Corp.	73
1	Expeditors International of Washington, Inc.	26
1	FedEx Corp.	90
1	Norfolk Southern Corp.	73
—	Ryder System, Inc.	6
2	Southwest Airlines Co.	22
1	Union Pacific Corp.	178
3	United Parcel Service, Inc. Class B	236
		734
	Utilities - 0.7%
2	AES (The) Corp. ●	26
—	AGL Resources, Inc.	14
1	Ameren Corp.	25
2	American Electric Power Co., Inc.	60
1	CenterPoint Energy, Inc.	28
1	CMS Energy Corp.	19
1	Consolidated Edison, Inc.	57
2	Dominion Resources, Inc.	97
1	DTE Energy Co.	31
4	Duke Energy Corp.	97
1	Edison International	47
1	Entergy Corp.	38
3	Exelon Corp.	100
1	FirstEnergy Corp.	64
—	Integrys Energy Group, Inc.	14
1	NextEra Energy, Inc.	90
1	NiSource, Inc.	22
1	Northeast Utilities	38
1	NRG Energy, Inc. ●	12
1	Oneok, Inc.	27
1	Pepco Holdings, Inc.	14
1	PG&E Corp.	60
—	Pinnacle West Capital Corp.	18
2	PPL Corp.	50
1	Progress Energy, Inc.	56
2	Public Service Enterprise Group, Inc.	51
—	SCANA Corp.	17
1	Sempra Energy	52
3	Southern Co.	126
1	TECO Energy, Inc.	12
1	Wisconsin Energy Corp.	29
2	Xcel Energy, Inc.	43
		1,434
	Total common stocks
	(cost $36,555)	$38,509

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
16	Vanguard S&P 500 ETF	$973

	Total exchange traded funds
	(cost $954)	$973

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Ally Automotive Receivables Trust
$20	0.93%, 02/16/2016	$20
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	28
15	5.73%, 05/10/2045 Δ	17
25	5.89%, 07/10/2044 Δ	28
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	122
	Citigroup Commercial Mortgage Trust
35	5.70%, 12/10/2049 Δ	40
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	28
35	5.39%, 07/15/2044 Δ	39
25	5.62%, 10/15/2048	28
	Commercial Mortgage Pass-Through Certificates
20	5.31%, 12/10/2046	22
15	5.81%, 12/10/2049 Δ	18
	Credit Suisse Mortgage Capital Certificates
25	5.31%, 12/15/2039	28
30	5.47%, 09/15/2039	33
	Goldman Sachs Mortgage Securities Corp.
45	5.79%, 08/10/2045 Δ	50

The accompanying notes are an integral part of these financial statements.

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6% - (continued)
	Finance and Insurance - 0.6% - (continued)
	Goldman Sachs Mortgage Securities Corp. II
$35	4.75%, 07/10/2039	$38
15	5.40%, 08/10/2038	16
25	5.56%, 11/10/2039	28
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	44
35	5.44%, 03/10/2039 Δ	39
	JP Morgan Chase Commercial Mortgage Securities Corp.
25	5.34%, 05/15/2047	28
20	5.42%, 01/15/2049	22
35	5.44%, 06/12/2047 Δ	40
20	5.48%, 12/12/2044 Δ	22
20	5.74%, 02/12/2049 Δ	23
38	5.79%, 02/12/2051 Δ	44
25	5.82%, 06/15/2049 Δ	27
	LB-UBS Commercial Mortgage Trust
20	5.43%, 02/15/2040	22
25	5.86%, 07/15/2040 Δ	29
20	5.87%, 09/15/2045	23
	LB-UBS Commerical Mortgage Trust
25	5.37%, 09/15/2039 Δ	28
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	28
25	5.38%, 08/12/2048	27
	Morgan Stanley Capital I
25	5.69%, 04/15/2049 Δ	28
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	29
	Wachovia Bank Commercial Mortgage Trust
25	5.27%, 12/15/2044 Δ	28
25	5.31%, 11/15/2048	28
25	5.34%, 12/15/2043	27
25	5.42%, 01/15/2045 Δ	28
25	5.51%, 04/15/2047	27
25	5.74%, 06/15/2049 Δ	27
		1,251

	Total asset & commercial mortgage backed securities
	(cost $1,219)	$1,251

CORPORATE BONDS - 8.3%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$45	5.00%, 03/01/2020	$51

	Arts, Entertainment and Recreation - 0.4%
	CBS Corp.
25	7.88%, 07/30/2030	32
	Comcast Corp.
165	5.15%, 03/01/2020	192
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	32
65	5.00%, 03/01/2021	71
	Discovery Communications, Inc.
15	5.05%, 06/01/2020	17
	NBC Universal Media LLC
70	4.38%, 04/01/2021	77
	News America, Inc.
71	6.40%, 12/15/2035	82
	Time Warner Cable, Inc.
75	4.00%, 09/01/2021	79
	Time Warner, Inc.
130	4.88%, 03/15/2020	146
65	6.75%, 07/01/2018	79
	Viacom, Inc.
20	6.88%, 04/30/2036	26
	Walt Disney Co.
20	4.13%, 12/01/2041	21
50	5.63%, 09/15/2016	59
		913
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
55	4.75%, 05/05/2021	62
25	9.70%, 11/10/2018	35
	Anheuser-Busch InBev Worldwide, Inc.
125	5.38%, 01/15/2020	149
	Coca-Cola Co.
40	1.65%, 03/14/2018	41
30	3.15%, 11/15/2020	32
	Diageo Capital plc
75	5.50%, 09/30/2016	88
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	42
	PepsiCo, Inc.
100	3.13%, 11/01/2020	105
	Philip Morris International, Inc.
65	4.50%, 03/26/2020	75
		629
	Chemical Manufacturing - 0.1%
	Dow Chemical Co.
90	8.55%, 05/15/2019	120
	E.I. DuPont de Nemours & Co.
55	3.63%, 01/15/2021	60
	Ecolab, Inc.
15	4.35%, 12/08/2021	17
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	44
	PPG Industries, Inc.
20	3.60%, 11/15/2020	21
	Praxair, Inc.
25	5.38%, 11/01/2016	29
		291
	Computer and Electronic Product Manufacturing - 0.3%
	Cingular Wireless LLC
25	7.13%, 12/15/2031	33
	Cisco Systems, Inc.
75	4.45%, 01/15/2020	87
40	5.50%, 02/22/2016	46
	Dell, Inc.
20	5.88%, 06/15/2019	24

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.3% - (continued)
	Computer and Electronic Product Manufacturing - 0.3% - (continued)
	Hewlett-Packard Co.
$45	4.30%, 06/01/2021	$46
50	5.50%, 03/01/2018	57
	Intel Corp.
50	3.30%, 10/01/2021	53
	Lockheed Martin Corp.
45	4.25%, 11/15/2019	50
15	4.85%, 09/15/2041	17
	Raytheon Co.
25	3.13%, 10/15/2020	26
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
65	2.25%, 08/15/2016	67
		532
	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
35	3.13%, 01/15/2021	37
45	3.88%, 04/01/2014	48
		85
	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
30	4.88%, 10/15/2019	35
	General Electric Co.
55	5.25%, 12/06/2017	64
	Koninklijke Philips Electronics N.V.
18	6.88%, 03/11/2038	24
		123
	Finance and Insurance - 3.3%
	Aetna, Inc.
20	3.95%, 09/01/2020	22
	Allstate Corp.
35	5.00%, 08/15/2014	38
29	5.95%, 04/01/2036	35
	American Express Co.
50	8.13%, 05/20/2019	67
	American Express Credit Corp.
75	2.75%, 09/15/2015	78
	American International Group, Inc.
120	6.40%, 12/15/2020	136
	Aon Corp.
20	5.00%, 09/30/2020	22
	Asian Development Bank
135	2.50%, 03/15/2016	144
	Bank of America Corp.
90	5.00%, 05/13/2021	93
280	5.65%, 05/01/2018	299
	Bank of New York Mellon Corp.
25	2.30%, 07/28/2016	26
20	3.55%, 09/23/2021	21
	Bank of Nova Scotia
35	4.38%, 01/13/2021	40
	Barclays Bank plc
100	5.20%, 07/10/2014	105
	BB&T Corp.
80	3.20%, 03/15/2016	85
	Berkshire Hathaway Finance Corp.
100	5.40%, 05/15/2018	118
	Blackrock, Inc.
25	5.00%, 12/10/2019	29
	Boston Properties L.P.
40	5.88%, 10/15/2019	46
	BP Capital Markets plc
70	2.25%, 11/01/2016	72
40	3.25%, 05/06/2022	42
	Capital One Financial Corp.
50	6.15%, 09/01/2016	56
	Caterpillar Financial Services Corp.
45	6.13%, 02/17/2014	49
	Chubb Corp.
45	5.75%, 05/15/2018	55
	Cigna Corp.
10	5.38%, 02/15/2042	11
	Citigroup, Inc.
75	5.00%, 09/15/2014	77
215	5.38%, 08/09/2020	232
25	6.63%, 06/15/2032	26
	Credit Suisse First Boston USA, Inc.
150	5.38%, 03/02/2016	166
	Deutsche Bank AG
40	3.25%, 01/11/2016	41
	European Bank for Reconstruction & Development
65	2.50%, 03/15/2016	69
	European Investment Bank
105	1.25%, 10/14/2016	105
95	2.88%, 09/15/2020	99
200	3.13%, 06/04/2014	209
	Fifth Third Bancorp
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co.
170	6.63%, 08/15/2017	193
	General Electric Capital Corp.
215	4.38%, 09/16/2020	232
120	5.30%, 02/11/2021	135
	Goldman Sachs Group, Inc.
200	5.38%, 03/15/2020	206
59	6.25%, 02/01/2041	61
	HCP, Inc.
60	6.70%, 01/30/2018	70
	Health Care REIT, Inc.
20	5.25%, 01/15/2022	21
	HSBC Finance Corp.
50	4.75%, 07/15/2013	52
40	5.00%, 06/30/2015	42
	HSBC Holdings plc
120	5.10%, 04/05/2021	134
	Inter-American Development Bank
75	2.25%, 07/15/2015	78
40	3.88%, 02/14/2020	47
	International Bank for Reconstruction & Development
150	1.13%, 08/25/2014	152
47	7.63%, 01/19/2023	70

The accompanying notes are an integral part of these financial statements.

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.3% - (continued)
	Finance and Insurance - 3.3% - (continued)
	John Deere Capital Corp.
$35	1.85%, 09/15/2016	$36
35	2.80%, 09/18/2017	37
	JP Morgan Chase & Co.
200	4.95%, 03/25/2020	221
75	5.13%, 09/15/2014	80
30	6.00%, 01/15/2018	34
130	6.30%, 04/23/2019	152
	Keycorp
70	3.75%, 08/13/2015	74
	Kreditanstalt fuer Wiederaufbau
350	1.25%, 10/26/2015 - 02/15/2017	355
45	2.63%, 01/25/2022	47
71	4.00%, 01/27/2020	81
	Landwirtschaftliche Rentenbank
100	3.13%, 07/15/2015	107
	Lincoln National Corp.
25	8.75%, 07/01/2019	31
	Lloyds Banking Group plc
40	6.38%, 01/21/2021	45
	MetLife, Inc.
20	5.70%, 06/15/2035	24
50	7.72%, 02/15/2019	63
	Morgan Stanley
50	4.75%, 04/01/2014	51
100	5.45%, 01/09/2017	101
40	5.50%, 07/28/2021	39
	National Rural Utilities Cooperative Finance Corp.
30	5.45%, 04/10/2017	35
	Nomura Holdings, Inc.
50	4.13%, 01/19/2016	51
	Oesterreichische Kontrollbank AG
35	4.88%, 02/16/2016	39
	PNC Funding Corp.
60	5.13%, 02/08/2020	69
	Prudential Financial, Inc.
85	5.38%, 06/21/2020	94
	Rabobank Nederland
25	4.50%, 01/11/2021	27
	Royal Bank of Canada
35	2.30%, 07/20/2016	36
	Royal Bank of Scotland plc
75	3.95%, 09/21/2015	76
	Simon Property Group L.P.
75	5.65%, 02/01/2020	87
	SLM Corp.
60	6.25%, 01/25/2016	63
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	43
20	3.40%, 09/15/2021	21
	Travelers Cos., Inc.
60	3.90%, 11/01/2020	67
	U.S. Bancorp
110	2.45%, 07/27/2015	114
	UBS AG Stamford CT
100	5.88%, 07/15/2016	105
	UnitedHealth Group, Inc.
35	6.88%, 02/15/2038	49
	Wellpoint, Inc.
25	5.25%, 01/15/2016	28
20	5.80%, 08/15/2040	24
	Wells Fargo & Co.
50	2.10%, 05/08/2017	50
165	4.60%, 04/01/2021	184
	Westpac Banking Corp.
40	3.00%, 12/09/2015	41
		7,124
	Food Manufacturing - 0.2%
	Archer Daniels Midland Co.
18	5.94%, 10/01/2032	22
	General Mills, Inc.
20	5.65%, 02/15/2019	24
	Kellogg Co.
40	4.00%, 12/15/2020	44
	Kraft Foods, Inc.
160	5.38%, 02/10/2020	189
12	6.88%, 02/01/2038	16
	Unilever Capital Corp.
20	5.90%, 11/15/2032	28
		323
	Food Services - 0.1%
	McDonald's Corp.
80	5.35%, 03/01/2018	96
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	9
		105
	Health Care and Social Assistance - 0.5%
	Abbott Laboratories
75	5.13%, 04/01/2019	89
	Amgen, Inc.
55	3.88%, 11/15/2021	58
37	5.75%, 03/15/2040	41
	Aristotle Holding, Inc.
45	4.75%, 11/15/2021 ■	50
	AstraZeneca plc
30	5.90%, 09/15/2017	36
	Baxter International, Inc.
30	4.50%, 08/15/2019	34
	Boston Scientific Corp.
40	6.00%, 01/15/2020	48
	Bristol-Myers Squibb Co.
20	5.45%, 05/01/2018	24
	Covidien International
25	6.00%, 10/15/2017	30
	CVS Caremark Corp.
30	6.13%, 09/15/2039	37
	Eli Lilly & Co.
20	5.20%, 03/15/2017	23
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	22
	Glaxosmithkline Capital, Inc.
75	5.65%, 05/15/2018	91
	Johnson & Johnson
75	2.15%, 05/15/2016	78
10	5.95%, 08/15/2037	14
	McKesson Corp.
10	4.75%, 03/01/2021	12

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.3% - (continued)
	Health Care and Social Assistance - 0.5% - (continued)
	Medtronic, Inc.
$50	4.45%, 03/15/2020	$57
	Merck & Co., Inc.
85	3.88%, 01/15/2021	96
	Novartis Securities Investment Ltd.
25	5.13%, 02/10/2019	30
	Pfizer, Inc.
140	6.20%, 03/15/2019	176
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	45
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	22
	Teva Pharmaceutical Finance B.V.
20	3.65%, 11/10/2021	21
		1,134
	Information - 0.6%
	America Movil SAB de C.V.
70	5.63%, 11/15/2017	82
	AT&T, Inc.
43	5.35%, 09/01/2040	49
160	5.80%, 02/15/2019	195
42	6.40%, 05/15/2038	53
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	27
	Cellco Partnership - Verizon Wireless Capital LLC
50	8.50%, 11/15/2018	68
	CenturyLink, Inc.
51	7.60%, 09/15/2039	49
	Deutsche Telekom International Finance B.V.
27	8.75%, 06/15/2030	38
	France Telecom S.A.
40	5.38%, 07/08/2019	45
	Google, Inc.
65	2.13%, 05/19/2016	68
	Microsoft Corp.
60	1.63%, 09/25/2015	62
15	5.20%, 06/01/2039	19
	Oracle Corp.
20	5.38%, 07/15/2040	24
60	5.75%, 04/15/2018	73
	Telecom Italia Capital
30	7.00%, 06/04/2018	30
	Telefonica Emisiones SAU
60	5.46%, 02/16/2021	52
	Verizon Communications, Inc.
43	6.00%, 04/01/2041	55
130	6.35%, 04/01/2019	162
	Vodafone Group plc
60	5.45%, 06/10/2019	72
		1,223
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
16	5.13%, 09/15/2040	19
	Caterpillar, Inc.
85	3.90%, 05/27/2021	95
	Deere & Co.
15	3.90%, 06/09/2042	15
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		163
	Mining - 0.2%
	Barrick Gold Corp.
70	6.95%, 04/01/2019	87
	BHP Billiton Finance USA Ltd.
15	4.13%, 02/24/2042	16
30	6.50%, 04/01/2019	38
	Newmont Mining Corp.
18	6.25%, 10/01/2039	20
	Rio Tinto Finance USA Ltd.
60	3.75%, 09/20/2021	65
40	6.50%, 07/15/2018	49
	Teck Resources Ltd.
40	4.50%, 01/15/2021	42
	Vale Overseas Ltd.
35	6.88%, 11/10/2039	41
		358
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	77
	Boeing Co.
65	4.88%, 02/15/2020	78
	Honeywell International, Inc.
45	4.25%, 03/01/2021	52
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	23
	Tyco International Finance S.A.
20	8.50%, 01/15/2019	27
	United Technologies Corp.
95	4.50%, 04/15/2020 - 06/01/2042	108
25	6.13%, 02/01/2019	31
		396
	Motor Vehicle and Parts Manufacturing - 0.0%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	28
	Johnson Controls, Inc.
40	5.00%, 03/30/2020	45
		73
	Paper Manufacturing - 0.1%
	International Paper Co.
60	7.50%, 08/15/2021	76
	Kimberly-Clark Corp.
40	6.13%, 08/01/2017	49
		125
	Petroleum and Coal Products Manufacturing - 0.7%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	45
	Apache Corp.
25	5.10%, 09/01/2040	29
	Atmos Energy Corp.
8	5.50%, 06/15/2041	10
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	70

The accompanying notes are an integral part of these financial statements.

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.3% - (continued)
	Petroleum and Coal Products Manufacturing - 0.7% - (continued)
	Cenovus Energy, Inc.
$25	5.70%, 10/15/2019	$29
	ConocoPhillips
63	6.50%, 02/01/2039	87
	Devon Financing Corp.
20	7.88%, 09/30/2031	29
	EnCana Corp.
25	6.50%, 02/01/2038	27
	Ensco plc
50	4.70%, 03/15/2021	54
	Hess Corp.
23	5.60%, 02/15/2041	24
	Kerr-McGee Corp.
30	6.95%, 07/01/2024	37
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	Nabors Industries, Inc.
20	5.00%, 09/15/2020	21
	Nexen, Inc.
10	7.50%, 07/30/2039	12
	Noble Energy, Inc.
20	6.00%, 03/01/2041	23
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	45
	Pemex Project Funding Master Trust
50	5.75%, 03/01/2018	57
	Petrobras International Finance Co.
135	5.38%, 01/27/2021	146
	Petroleos Mexicanos
45	6.50%, 06/02/2041 ■	53
	Phillips 66
45	4.30%, 04/01/2022 ■	47
	Sempra Energy
10	6.00%, 10/15/2039	13
35	6.50%, 06/01/2016	41
	Shell International Finance B.V.
100	4.30%, 09/22/2019	116
	Statoilhydro ASA
60	5.25%, 04/15/2019	72
	Suncor Energy, Inc.
25	6.50%, 06/15/2038	30
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	31
	Total Capital International S.A.
45	1.50%, 02/17/2017	45
	Transocean, Inc.
45	6.50%, 11/15/2020	51
	TXU Electric Delivery Co.
30	7.00%, 09/01/2022	36
	Valero Energy Corp.
60	6.13%, 02/01/2020	69
	Weatherford International Ltd.
30	5.13%, 09/15/2020	32
	Williams Partners L.P.
45	5.25%, 03/15/2020	51
		1,449
	Pipeline Transportation - 0.1%
	Enterprise Products Operating LLC
90	5.20%, 09/01/2020	103
	Kinder Morgan Energy Partners L.P.
47	6.38%, 03/01/2041	53
	Oneok Partners L.P.
10	6.65%, 10/01/2036	12
	Plains All American Pipeline L.P.
20	6.65%, 01/15/2037	25
	TransCanada Pipelines Ltd.
50	3.80%, 10/01/2020	55
50	7.13%, 01/15/2019	64
		312
	Primary Metal Manufacturing - 0.1%
	Alcoa, Inc.
50	6.15%, 08/15/2020	53
	ArcelorMittal
85	5.50%, 03/01/2021	80
		133
	Professional, Scientific and Technical Services - 0.0%
	IBM Corp.
43	5.60%, 11/30/2039	56

	Public Administration - 0.0%
	Waste Management, Inc.
25	4.75%, 06/30/2020	28

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
80	4.70%, 10/01/2019	90
	Canadian National Railway Co.
40	2.85%, 12/15/2021	41
	Canadian Pacific Railway Co.
8	7.13%, 10/15/2031	10
	CSX Corp.
25	3.70%, 10/30/2020	26
20	4.25%, 06/01/2021	22
	Norfolk Southern Corp.
25	4.84%, 10/01/2041	28
	Union Pacific Corp.
14	6.63%, 02/01/2029	19
		236
	Real Estate, Rental and Leasing - 0.0%
	COX Communications, Inc.
60	5.45%, 12/15/2014	66
	ERP Operating L.P.
25	5.75%, 06/15/2017	29
		95
	Retail Trade - 0.3%
	Energy Transfer Partners
64	9.00%, 04/15/2019	80
	Federated Retail Holdings, Inc.
65	5.90%, 12/01/2016	75
	Home Depot, Inc.
70	4.40%, 04/01/2021	81
	Kroger (The) Co.
40	3.90%, 10/01/2015	43
20	6.80%, 12/15/2018	24
	Lowe's Co., Inc.
18	6.65%, 09/15/2037	24

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.3% - (continued)
	Retail Trade - 0.3% - (continued)
	Target Corp.
$105	3.88%, 07/15/2020	$116
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	123
30	4.25%, 04/15/2021	35
28	5.63%, 04/15/2041	36
		637
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
75	4.70%, 02/15/2019	89

	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	17

	Utilities - 0.5%
	Consolidated Edison Co. of NY
10	5.50%, 12/01/2039	12
40	6.65%, 04/01/2019	51
	Dominion Resources, Inc.
95	4.45%, 03/15/2021	108
	Duke Energy Corp.
45	5.30%, 02/15/2040	56
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
100	4.00%, 10/01/2020	101
	FirstEnergy Solutions Co.
80	6.05%, 08/15/2021	88
	Florida Power & Light Co.
35	5.69%, 03/01/2040	46
	Georgia Power Co.
25	2.85%, 05/15/2022	25
35	4.75%, 09/01/2040	38
	Hydro Quebec
30	8.40%, 01/15/2022	43
	Kentucky Utilities
20	5.13%, 11/01/2040	24
	MidAmerican Energy Holdings Co.
65	6.13%, 04/01/2036	81
	Nevada Power Co.
10	6.75%, 07/01/2037	14
	Ohio Power Co.
35	5.38%, 10/01/2021	41
	Pacific Gas & Electric Co.
55	6.05%, 03/01/2034	69
	Progress Energy, Inc.
100	4.40%, 01/15/2021	111
	PSEG Power LLC
25	5.13%, 04/15/2020	28
	Public Service Electric & Gas Co.
10	3.95%, 05/01/2042	10
	San Diego Gas & Electric Co.
12	4.50%, 08/15/2040	14
	South Carolina Electric & Gas
10	6.05%, 01/15/2038	13
	Southern California Edison Co.
35	4.50%, 09/01/2040	39
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	75
		1,128
	Total corporate bonds
	(cost $17,356)	$17,828

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Brazil - 0.1%
	Brazil (Republic of)
$125	5.88%, 01/15/2019	$151
58	7.13%, 01/20/2037	83
		$234
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	63
	Canada (Government of)
35	0.88%, 02/14/2017	35
40	2.38%, 09/10/2014	42
	Manitoba (Province of)
75	2.63%, 07/15/2015	79
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	41
	Ontario (Province of)
115	4.40%, 04/14/2020	134
	Quebec (Province of)
90	3.50%, 07/29/2020	99
		493
	Colombia - 0.1%
	Colombia (Republic of)
61	8.13%, 05/21/2024	89

	Italy - 0.0%
	Italy (Republic of)
25	5.38%, 06/15/2033	22

	Mexico - 0.1%
	United Mexican States
140	5.13%, 01/15/2020	164
50	6.05%, 01/11/2040	65
		229
	Panama - 0.0%
	Panama (Republic of)
30	6.70%, 01/26/2036	40

	Peru - 0.0%
	Peru (Republic of)
20	5.63%, 11/18/2050	24
30	7.13%, 03/30/2019	39
		63
	Poland - 0.0%
	Poland (Republic of)
40	5.00%, 03/23/2022	44

	Total foreign government obligations
	(cost $1,155)	$1,214

The accompanying notes are an integral part of these financial statements.

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7
	New York & New Jersey PA,
15	4.93%, 10/01/2051	17
		24
	General Obligations - 0.1%
	California State GO,
55	7.60%, 11/01/2040	71
	California State GO, Taxable,
10	7.55%, 04/01/2039	13
	Connecticut State GO,
15	5.85%, 03/15/2032	19
	Illionis State, GO,
55	5.10%, 06/01/2033	52
	Massachusetts State GO,
15	5.46%, 12/01/2039	19
	Mississippi State GO,
25	5.25%, 11/01/2034	29
	New York, NY, GO,
15	5.85%, 06/01/2040	19
	Texas State GO,
10	5.52%, 04/01/2039	13
		235
	Higher Education (Univ., Dorms, etc.) - 0.1%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	25
	University of California, Build America Bonds Rev,
25	5.77%, 05/15/2043	31
	University of Texas,
25	4.79%, 08/15/2046	30
		86
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	18

	Transportation - 0.0%
	Bay Area, CA, Toll Auth Bridge Rev,
15	6.26%, 04/01/2049	20
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	23
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	22
		65
	Utilities - Water and Sewer – 0.0%
	New York City, NY, Municipal Water FA,
25	5.88%, 06/15/2044	33

	Total municipal bonds
	(cost $436)	$461

U.S. GOVERNMENT AGENCIES - 11.8%
	Federal Home Loan Mortgage Corporation - 3.8%
$200	1.63%, 04/15/2013	$202
320	2.50%, 01/07/2014	331
130	2.88%, 02/09/2015	138
296	3.00%, 12/01/2025 - 04/01/2027	310
800	3.50%, 04/01/2026 - 04/01/2042	842
220	3.75%, 03/27/2019	254
1,153	4.00%, 06/01/2024 - 02/01/2042	1,225
1,729	4.50%, 03/01/2015 - 06/01/2041	1,854
1,239	5.00%, 05/01/2023 - 08/01/2041	1,341
230	5.13%, 10/18/2016	271
120	5.25%, 04/18/2016	140
675	5.50%, 01/01/2038 - 05/01/2038	735
400	6.00%, 06/01/2036 - 10/01/2037	439
10	6.25%, 07/15/2032	15
		8,097
	Federal National Mortgage Association - 5.4%
70	1.00%, 09/23/2013	71
110	1.63%, 10/26/2015	114
330	2.63%, 11/20/2014	347
630	2.75%, 03/13/2014	656
385	3.00%, 12/01/2025 - 04/01/2042	402
1,146	3.50%, 09/01/2025 - 05/01/2042 ☼	1,209
1,854	4.00%, 04/01/2025 - 02/01/2042	1,976
1,860	4.50%, 05/01/2025 - 05/01/2041	1,998
110	4.63%, 10/15/2013	116
2,135	5.00%, 02/01/2022 - 01/01/2040	2,315
1,116	5.50%, 05/01/2037 - 05/01/2040	1,219
70	5.63%, 07/15/2037	100
719	6.00%, 04/01/2036 - 07/01/2037	793
203	6.50%, 06/01/2039	230
53	6.63%, 11/15/2030	80
		11,626
	Government National Mortgage Association - 2.6%
119	3.00%, 04/15/2027	126
536	3.50%, 09/15/2025 - 06/15/2042	573
1,036	4.00%, 08/15/2026 - 06/15/2042	1,133
1,698	4.50%, 09/15/2039 - 07/20/2041	1,874
1,032	5.00%, 09/15/2039 - 12/20/2041	1,143
456	5.50%, 05/20/2038 - 07/15/2039	506
212	6.00%, 02/15/2036 - 08/20/2041	239
		5,594
	Total U.S. government agencies
	(cost $25,001)	$25,317

U.S. GOVERNMENT SECURITIES - 13.1%
Other Direct Federal Obligations - 0.5%
	Federal Farm Credit Bank - 0.0%
$20	3.88%, 10/07/2013	$21
40	4.88%, 01/17/2017	47
		68
	Federal Home Loan Bank - 0.4%
200	1.88%, 06/21/2013	203
100	4.50%, 09/16/2013	105
220	4.75%, 12/16/2016	257
90	5.00%, 11/17/2017	109
100	5.25%, 06/18/2014	110
		784
	Tennessee Valley Authority - 0.1%
95	6.75%, 11/01/2025	138

		990

The accompanying notes are an integral part of these financial statements.

16

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 13.1% - (continued)
U.S. Treasury Securities - 12.6%
	U.S. Treasury Bonds - 2.4%
$1,333	3.13%, 11/15/2041	$1,433
305	3.75%, 08/15/2041	368
728	4.25%, 11/15/2040	952
1,570	5.38%, 02/15/2031	2,288
		5,041
	U.S. Treasury Notes - 10.2%
520	0.63%, 05/31/2017	518
485	0.88%, 11/30/2016	490
5,080	1.00%, 07/15/2013 - 08/31/2016 ‡Ø	5,134
930	1.25%, 08/31/2015	953
1,356	1.75%, 05/31/2016 - 05/15/2022	1,394
2,958	1.88%, 09/30/2017	3,120
345	2.13%, 08/15/2021	363
9,385	2.38%, 08/31/2014 Ø	9,794
215	3.13%, 05/15/2021 Ø	245
		22,011
		27,052
	Total U.S. government securities
	(cost $27,444)	$28,042

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 9.3%
Equity Contracts - 9.3%
	S&P 500 Option
97	Expiration: 06/06/2016, Exercise Price: $1,170.00	$19,464
33	Expiration: 09/26/2012, Exercise Price: $1,175.00	296
		19,760
	Total put options purchased
	(cost $26,784)	$19,760

	Total long-term investments
	(cost $136,904)	$133,355

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 40.9%
Investment Pools and Funds - 0.0%
16	JP Morgan U.S. Government Money Market Fund		$16

Repurchase Agreements - 40.9%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $6,074, collateralized by U.S. Treasury Note 0.38%, 2015, value of $6,196)
$6,074	0.14%, 06/29/2012		6,074
RBC Capital Markets TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $41,030,
collateralized by U.S. Treasury Bill 0.19%,
2013, U.S. Treasury Bond 3.13%,
2/15/2042, U.S. Treasury Note 0.25% -
	4.50%, 2014 - 2022, value of $41,851)
41,030	0.08%, 06/29/2012		41,030
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $25,934, collateralized by U.S. Treasury Note 1.25% - 1.38%, 2012 - 2014, value of $26,453)
25,934	0.14%, 06/29/2012		25,934
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $14,441, collateralized by U.S. Treasury Note 2.00%, 2012, value of $14,730)
14,441	0.14%, 06/29/2012		14,441
			87,479
	Total short-term investments
	(cost $87,495)		$87,495

	Total investments
	(cost $224,399) ▲	103.3%	$220,850
	Other assets and liabilities	(3.3)%	(7,086)
	Total net assets	100.0%	$213,764

The accompanying notes are an integral part of these financial statements.

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $225,988 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,528
Unrealized Depreciation	(9,666)
Net Unrealized Depreciation	$(5,138)

●	Non-income producing.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2012.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $150, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $168 at June 30, 2012.
‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
Ø	This security, or a portion of this security, collateralized the written put options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Option	Equity	$910.00	06/06/2016	97,255	$11,018	$13,218	$2,200

*	The number of contracts does not omit 000's.

In addition, securities valued at $9,563, held on behalf of the Fund at the custoday bank, were received from the broker as collateral in connection with option contracts.

Futures Contracts Outstanding at June 30, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Future	1,924	Short	09/21/2012	$130,486	$126,001	$(4,485)

*	The number of contracts does not omit 000's.

Cash of $7,005 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at June 30, 2012.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

18

Hartford Portfolio Diversifier HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,251	$–	$1,251	$–
Common Stocks ‡	38,509	38,509	–	–
Corporate Bonds	17,828	–	17,828	–
Exchange Traded Funds	973	973	–	–
Foreign Government Obligations	1,214	–	1,214	–
Municipal Bonds	461	–	461	–
Put Options Purchased	19,760	–	19,760	–
U.S. Government Agencies	25,317	–	25,317	–
U.S. Government Securities	28,042	1,153	26,889	–
Short-Term Investments	87,495	16	87,479	–
Total	$220,850	$40,651	$180,199	$–
Written Options *	2,200	–	2,200	–
Total	$2,200	$–	$2,200	$–
Liabilities:
Futures *	4,485	4,485	–	–
Total	$4,485	$4,485	$–	$–

♦	For the six-month period ended June 30, 2012, investments valued at $180 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
U.S. Government Agencies	$54	$—	$—	$—	$—	$—	$—	$(54)	$—
Total	$54	$—	$—	$—	$—	$—	$—	$(54)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

The accompanying notes are an integral part of these financial statements.

19

Hartford Portfolio Diversifier HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $224,399)	$220,850
Cash	7,005	*
Receivables:
Investment securities sold	439
Fund shares sold	524
Dividends and interest	573
Other assets	15
Total assets	229,406
Liabilities:
Bank overdraft	4
Payables:
Investment securities purchased	1,312
Fund shares redeemed	—
Variation margin	3,268
Investment management fees	18
Distribution fees	7
Other liabilities	4
Accrued expenses	11
Written options (proceeds $13,218)	11,018
Total liabilities	15,642
Net assets	$213,764
Summary of Net Assets:
Capital stock and paid-in-capital	$218,723
Undistributed net investment income	262
Accumulated net realized gain	613
Unrealized depreciation of investments	(5,834)
Net assets	$213,764
Shares authorized	1,000,000
Par value	$0.001
Class IB: Net asset value per share	$9.69
Shares outstanding	22,068
Net assets	$213,764

* Cash of $7,005 was pledged as initial margin deposit and collateral for open futures contracts at June 30, 2012.

The accompanying notes are an integral part of these financial statements.

20

Hartford Portfolio Diversifier HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$340
Interest	634
Total investment income, net	974

Expenses:
Investment management fees	502
Distribution fees - Class IB	209
Custodian fees	23
Accounting services fees	15
Board of Directors' fees	1
Audit fees	6
Other expenses	9
Total expenses (before waivers)	765
Expense waivers	(53)
Total waivers	(53)
Total expenses, net	712
Net investment income	262

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	497
Net realized gain on futures	106
Net Realized Gain on Investments and Other Financial Instruments	603

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	2,300
Net unrealized depreciation of futures	(4,533)
Net unrealized depreciation of purchased options	(8,314)
Net unrealized appreciation of written options	4,221
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(6,326)
Net Loss on Investments and Other Financial Instruments	(5,723)
Net Decrease in Net Assets Resulting from Operations	$(5,461)

The accompanying notes are an integral part of these financial statements.

21

Hartford Portfolio Diversifier HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Period June 6, 2011* through December 31, 2011
Operations:
Net investment income	$262	$245
Net realized gain on investments and other financial instruments	603	272
Net unrealized appreciation (depreciation) of investments and other financial instruments	(6,326)	492
Net Increase (Decrease) In Net Assets Resulting From Operations	(5,461)	1,009
Distributions to Shareholders:
From net investment income
Class IB	—	(352)
Total from net investment income	—	(352)
From net realized gain on investments
Class IB	—	(191)
Total from net realized gain on investments	—	(191)
Total distributions	—	(543)
Capital Share Transactions:
Class IB
Sold	120,134	106,671
Issued on reinvestment of distributions	—	543
Redeemed	(7,490)	(1,099)
Total capital share transactions	112,644	106,115
Net increase from capital share transactions	112,644	106,115
Net Increase In Net Assets	107,183	106,581
Net Assets:
Beginning of period	106,581	—
End of period	$213,764	$106,581
Undistributed (distribution in excess of) net investment income	$262	$—
Shares:
Class IB
Sold	12,369	10,517
Issued on reinvestment of distributions	—	53
Redeemed	(766)	(105)
Total share activity	11,603	10,465

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

22

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Portfolio Diversifier HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates. The Fund’s shares are available only to separate accounts of HLIC and its affiliates as a required investment option for variable annuity contracts whose holders have elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class IB shares of the Fund are offered at the per share net asset value (“NAV”) without a sales charge and are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may

23

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the

24

valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations.

d)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined by dividing the Fund’s net assets by the number of shares outstanding.

25

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

d)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial

26

mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the  Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, this risk is reduced through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2012.

b)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities or commodities. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap,

27

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the  Schedule of Investments, had outstanding purchased options contracts as of June 30, 2012. There were no transactions involving written options contracts during the six-month period ended June 30, 2012.

Options Contract Activity During the Six-month Period Ended June 30, 2012
Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	97,255	$13,218
Written	—	—
Expired	—	—
Closed	—	—
Exercised	—	—
End of period	97,255	$13,218

* The number of contracts does not omit 000's.

c)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Variation margin payable *	$—	$—	$—	$3,268	$—	$—	$3,268
Written options, market value	—	—	—	11,018	—	—	11,018
Total	$—	$—	$—	$14,286	$—	$—	$14,286

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation (depreciation) of $(4,485) as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

28

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on futures	$—	$—	$—	$106	$—	$—	$106
Total	$—	$—	$—	$106	$—	$—	$106

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$—	$—	$—	$(8,314)	$—	$—	$(8,314)
Net change in unrealized depreciation of futures	—	—	—	(4,533)	—	—	(4,533)
Net change in unrealized appreciation of written options	—	—	—	4,221	—	—	4,221
Total	$—	$—	$—	$(8,626)	$—	$—	$(8,626)

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute

29

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

For the Period June 6, 2011 (Commencement of Operations) through December 31, 2011
Ordinary Income	$486
Long-Term Capital Gains*	57

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC Sec. 852(b)(3)(C).

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Accumulated Capital and Other Losses	$(374)
Unrealized Appreciation*	876
Total Accumulated Earnings	$502

*	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$107
Accumulated Net Realized Gain (Loss)	(71)
Capital Stock and Paid-in-Capital	(36)

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e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of December 31, 2011.

As of December 31, 2011, the Fund elected to defer the following post-October losses:

Amount
Ordinary Income	$374

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $500 million	0.60%
On next $500 million	0.55%
On next $4 billion	0.50%
On next $5 billion	0.48%
Over $10 billion	0.47%

31

Hartford Portfolio Diversifier HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund in proportion to the average daily net assets of the Fund, except where allocation of certain expenses is more fairly made directly to the Fund. HL Advisors has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund’s average daily net assets. This contractual arrangement will remain in effect until April 30, 2013, and shall renew automatically for one-year terms unless HL Advisors provides written notice of termination prior to the start date of the next term or upon approval of the Board of Directors of the Company.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of June 30, 2012, affiliates of The Hartford had ownership of shares in the Fund as follows:

	Shares	Percentage of Class
Class IB	6,031	27%

32

9.	Investment Transactions:

For the six-month period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$76,183
Sales Proceeds Excluding U.S. Government Obligations	40,005
Cost of Purchases for U.S. Government Obligations	21,051
Sales Proceeds for U.S. Government Obligations	9,284

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

33

Hartford Portfolio Diversifier HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IB	$10.18	$0.01	$–	$(0.50)	$(0.49)	$–	$–	$–	$–	$(0.49)	$9.69

From June 6, 2011 (commencement of operations) through December 31, 2011 (E)
IB(F)	10.00	0.04	–	0.19	0.23	(0.03)	(0.02)	–	(0.05)	0.18	10.18

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable annuity product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Not annualized.
(D)	Annualized.
(E)	Per share amounts have been calculated using the average shares method.
(F)	Commenced operations on June 6, 2011.

34

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(4.89	)%(C)	$213,764	0.91	%(D)	0.85	%(D)	0.31	%(D)	44%

2.38	(C)	106,581	0.93	(D)	0.85	(D)	0.58	(D)	43

35

Hartford Portfolio Diversifier HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

36

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

37

Hartford Portfolio Diversifier HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38

Hartford Portfolio Diversifier HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IB	$1,000.00	$951.12	$4.12	$1,000.00	$1,020.64	$4.27	0.85%	182	366

39

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-PD12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Small Company HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Small Company HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Small Company HLS Fund inception 08/09/1996
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks growth of capital.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Small Company IA	11.10%	-4.95%	0.83%	8.40%
Small Company IB	10.96%	-5.19%	0.59%	8.13%
Russell 2000 Growth Index	8.81%	-2.71%	1.99%	7.39%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.)

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Small Company HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Steven C. Angeli, CFA	Stephen C. Mortimer	Jamie A. Rome, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

Mario E. Abularach, CFA	Mammen Chally, CFA
Senior Vice President and Equity Research Analyst	Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Small Company HLS Fund returned 11.10% for the six-month period ended June 30, 2012, outperforming its benchmark, the Russell 2000 Growth Index which returned 8.81% for the same period. The Fund also outperformed the 8.54% return of the average fund in the Lipper Small Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities rallied at the start of the year based on improving macroeconomic data including lower unemployment levels and improving consumer confidence. Following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. Fears surrounding European sovereign debt took center stage.

In this environment, small cap, mid cap and large cap stocks all registered positive returns over the six-month period, as measured by the Russell 2000 (+8.5), S&P MidCap 400 (+7.9%) and S&P 500 (+9.5%) indices, respectively. Eight of ten sectors within the Russell 2000 Growth index increased during the period. The Health Care (+22%), Consumer Discretionary (+12%), and Consumer Staples (+9%) sectors gained the most while Energy (-13%) and Utilities (-7%) posted a negative returns.

The Fund outperformed its benchmark during the period due to strong stock selection primarily in the Industrials, Health Care, and Energy sectors. This more than offset weak stock selection in the Information Technology sector. Sector allocation, which is a residual result of bottom-up stock selection (i.e. stock by stock fundamental research), hurt relative performance during the period. In particular, an underweight allocation (i.e. the Fund’s sector position was less than the benchmark position) to the strong performing Health Care sector detracted from relative returns.

Top contributors to relative performance (i.e. performance of the Fund as measured against the benchmark) during the period included SXC Health Solutions (Health Care), Skyworks Solutions (Information Technology), and Arena Pharmaceuticals (Health Care). Pharmacy benefit manager SXC Health Solutions shares rose in response to solid earnings results and favorable guidance. Additionally, in April 2012, the company announced plans to merge with competitor Catalyst Health Solutions (also a Fund holding), and shares moved higher following the announcement. Shares of Skyworks Solutions, a mixed signal semiconductor manufacturer, rose based on strong earnings results and guidance above-consensus expectations. Shares of Arena Pharmaceuticals, a U.S.-based pharmaceutical company focusing on weight loss products, rose sharply after the release of a favorable June 27th U.S. Food and Drug Administration decision to approve the Lorcaserin weight loss drug. Additionally, LivePerson (Information Technology) was among the top contributors to absolute performance.

Top detractors from relative returns during the period were Pharmacyclics (Health Care), Deckers Outdoor (Consumer Discretionary), and Sapient (Information Technology). Shares of Pharmacyclics, a biopharmaceutical company, rose as better-than-expected results with the drug Ibrutinib were released. Not owning shares of this benchmark component hurt relative results. Shares of fashion footwear designer and marketer Deckers Outdoor declined as unseasonably warm winter weather hurt sales and the company issued conservative guidance for 2012 earnings. Shares of Sapient, a business marketing and information technology services provider, traded lower after the company issued disappointing growth and earnings guidance for 2012. Additionally Lattice Semiconductor (Information Technology) was among the top detractors from absolute (i.e. total return) performance.

What is the outlook?

We continue to challenge ourselves to discover emerging growth companies and to be opportunistic to uncover re-emerging growth companies. We believe that market volatility over the past year has validated our long-standing price target discipline, which we continue to apply with rigor. The Fund continues to focus on stocks of companies that we see as having unique business models or special market opportunities that should allow them to deliver superior growth regardless of the pace of economic recovery.

3

Hartford Small Company HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

The annual Russell 2000 Growth Index re-balance in June impacted our relative weightings in certain sectors. Our fundamental research-driven stock-by-stock investment decisions combined with the Index rebalance led to overweights in Consumer Discretionary, Information Technology, Financials, and Energy relative to the Russell 2000 Growth Index at the end of the period. The Fund ended the period most underweight to Health Care, Consumer Staples, and Materials.

Diversification by Industry
as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	1.1%
Banks (Financials)	2.6
Capital Goods (Industrials)	9.9
Commercial & Professional Services (Industrials)	2.1
Consumer Durables & Apparel (Consumer Discretionary)	4.1
Consumer Services (Consumer Discretionary)	2.3
Diversified Financials (Financials)	1.7
Energy (Energy)	6.0
Food & Staples Retailing (Consumer Staples)	0.8
Food, Beverage & Tobacco (Consumer Staples)	0.5
Health Care Equipment & Services (Health Care)	6.6
Household & Personal Products (Consumer Staples)	1.2
Insurance (Financials)	0.3
Materials (Materials)	2.7
Other Investment Pools and Funds (Financials)	3.0
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	12.2
Real Estate (Financials)	3.2
Retailing (Consumer Discretionary)	10.5
Semiconductors & Semiconductor Equipment (Information Technology)	3.3
Software & Services (Information Technology)	15.5
Technology Hardware & Equipment (Information Technology)	4.4
Telecommunication Services (Services)	0.3
Transportation (Industrials)	3.3
Utilities (Utilities)	0.4
Short-Term Investments	2.3
Other Assets and Liabilities	(0.3)
Total	100.0%

4

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.9%
	Automobiles & Components - 1.1%
278	Dana Holding Corp.	$3,558
317	Tenneco Automotive, Inc. ●	8,500
50	Tesla Motors, Inc. ●	1,565
		13,623
	Banks - 2.6%
250	Boston Private Financial Holdings, Inc.	2,236
49	East West Bancorp, Inc.	1,152
121	EverBank Financial Corp.	1,320
185	Flushing Financial Corp.	2,521
76	Hudson Valley Holding Corp.	1,373
61	MB Financial, Inc.	1,314
95	Nationstar Mortgage Holdings, Inc. ●	2,036
157	Ocwen Financial Corp. ●	2,943
209	Pinnacle Financial Partners, Inc. ●	4,075
270	Privatebancorp, Inc.	3,979
42	Signature Bank ●	2,579
167	Umpqua Holdings Corp.	2,196
590	Western Alliance Bancorp ●	5,525
35	Wintrust Financial Corp.	1,228
		34,477
	Capital Goods - 9.9%
48	A.O. Smith Corp.	2,338
47	AAON, Inc.	881
142	Acuity Brands, Inc.	7,230
28	AGCO Corp. ●	1,262
198	Altra Holdings, Inc. ●	3,117
60	Applied Industrial Technologies, Inc.	2,221
41	AZZ, Inc.	2,522
65	Belden, Inc.	2,156
21	Carlisle Cos., Inc.	1,130
55	Ceradyne, Inc.	1,412
71	Chart Industries, Inc. ●	4,876
110	Colfax Corp. ●	3,028
99	Commercial Vehicles Group, Inc. ●	855
30	Crane Co.	1,075
508	DigitalGlobe, Inc. ●	7,707
96	DXP Enterprises, Inc. ●	3,982
48	EMCOR Group, Inc.	1,342
128	Esterline Technologies Corp. ●	7,959
44	Franklin Electric Co., Inc.	2,240
22	Gardner Denver Machinery, Inc.	1,175
119	GrafTech International Ltd. ●	1,146
70	H & E Equipment Services, Inc. ●	1,045
79	John Bean Technologies Corp.	1,072
41	Lennox International, Inc.	1,890
18	Lindsay Corp.	1,150
153	Meritor, Inc. ●	797
58	Michael Baker Corp. ●	1,516
24	Middleby Corp. ●	2,414
290	Moog, Inc. Class A ●	12,011
85	Nordson Corp.	4,350
321	Polypore International, Inc. ●	12,956
107	Sauer-Danfoss, Inc.	3,755
58	Sun Hydraulics Corp.	1,405
38	TAL International Group, Inc.	1,259
180	Teledyne Technologies, Inc. ●	11,125
34	Textainer Group Holdings Ltd. ‡	1,251
199	Trex Co., Inc. ●	5,983
115	Trimas Corp. ●	2,306
46	WESCO International, Inc. ●	2,647
		128,586
	Commercial & Professional Services - 2.1%
130	Advisory (The) Board Co. ●	6,469
82	Deluxe Corp.	2,042
67	Exponent, Inc. ●	3,522
123	On Assignment, Inc. ●	1,957
34	Portfolio Recovery Associate ●	3,076
601	Sykes Enterprises, Inc. ●	9,599
43	United Stationers, Inc.	1,155
		27,820
	Consumer Durables & Apparel - 4.0%
63	Arctic Cat, Inc. ●	2,306
110	Brunswick Corp.	2,442
46	Deckers Outdoor Corp. ●	2,036
153	Fifth & Pacific Cos., Inc. ●	1,641
68	G-III Apparel Group Ltd. ●	1,622
420	Hanesbrands, Inc. ●	11,648
164	Leapfrog Enterprises, Inc. ●	1,678
143	Meritage Homes Corp. ●	4,854
744	Pulte Group, Inc. ●	7,961
63	Skechers USA, Inc. Class A ●	1,277
278	Steven Madden Ltd. ●	8,821
120	True Religion Apparel, Inc. ●	3,489
39	Warnaco Group, Inc. ●	1,674
		51,449
	Consumer Services - 2.3%
33	American Public Education, Inc. ●	1,061
94	Brinker International, Inc.	3,011
79	Buffalo Wild Wings, Inc. ●	6,853
368	Cheesecake Factory, Inc. ●	11,770
120	Ignite Restaurant Group, Inc.	2,182
13	Red Robin Gourmet Burgers, Inc. ●	398
68	Sotheby's Holdings	2,281
26	Steiner Leisure Ltd. ●	1,197
101	Whistler Blackcomb Holdings, Inc.	1,094
		29,847
	Diversified Financials - 1.7%
218	BGC Partners, Inc.	1,278
103	Compass Diversified Holdings	1,436
215	DFC Global Corp. ●	3,969
126	Fifth Street Finance Corp.	1,254
206	Gain Capital Holdings, Inc.	1,028
647	Knight Capital Group, Inc. ●	7,721
41	Manning & Napier, Inc.	586
420	Netspend Holdings, Inc. ●	3,862
240	Uranium Participation Corp. ●	1,299
		22,433
	Energy - 6.0%
2,328	Alberta Oilsands, Inc. ●	332
255	Atwood Oceanics, Inc. ●	9,651
101	Berry Petroleum Co.	3,988
469	BPZ Resources, Inc. ●	1,188
149	C&J Energy Services, Inc. ●	2,747
113	CVR Energy, Inc. ●	2,994
76	Energy XXI (Bermuda) Ltd. ●	2,366
277	Gulfmark Offshore, Inc. ●	9,414
59	Hornbeck Offshore Services, Inc. ●	2,289
407	ION Geophysical Corp. ●	2,684

The accompanying notes are an integral part of these financial statements.

5

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.9% - (continued)
	Energy - 6.0% - (continued)
288	Karoon Gas Australia Ltd. ●	$1,208
102	Midstates Petroleum Co., Inc.	988
3,035	Oilsands Quest, Inc. ●	129
73	PDC Energy, Inc. ●	1,802
893	Rex Energy Corp. ●	10,013
323	Rosetta Resources, Inc. ●	11,843
160	SemGroup Corp. ●	5,117
83	Stone Energy Corp. ●	2,098
54	Swift Energy Co. ●	1,010
5	Tidewater, Inc.	232
165	Tourmaline Oil Corp. ●	4,369
207	Vaalco Energy, Inc. ●	1,784
		78,246
	Food & Staples Retailing - 0.8%
169	Casey's General Stores, Inc.	9,955
		9,955
	Food, Beverage & Tobacco - 0.5%
19	Boston Beer Co., Inc. Class A ●	2,288
75	Cosan S.A. Industria E Comercio	1,144
168	Darling International, Inc. ●	2,765
		6,197
	Health Care Equipment & Services - 6.6%
257	ABIOMED, Inc. ●	5,876
40	AmSurg Corp. ●	1,202
135	AngioDynamics, Inc. ●	1,623
8	Atrion Corp.	1,607
52	Corvel Corp. ●	2,543
72	Cyberonics, Inc. ●	3,244
190	Dexcom, Inc. ●	2,467
47	Ensign Group, Inc.	1,320
57	Greatbatch, Inc. ●	1,285
106	HealthSouth Corp. ●	2,454
146	Heartware International, Inc. ●	12,996
22	ICU Medical, Inc. ●	1,180
399	Insulet Corp. ●	8,537
74	LHC Group, Inc. ●	1,257
83	Masimo Corp. ●	1,861
18	MEDNAX, Inc. ●	1,227
348	Merge Healthcare, Inc. ●	995
84	Merit Medical Systems, Inc. ●	1,160
107	Owens & Minor, Inc.	3,286
157	SXC Health Solutions Corp. ●	15,575
77	U.S. Physical Therapy, Inc.	1,950
311	Volcano Corp. ●	8,917
67	Wellcare Health Plans, Inc. ●	3,542
		86,104
	Household & Personal Products - 1.2%
334	Elizabeth Arden, Inc. ●	12,972
61	Nu Skin Enterprises, Inc. Class A	2,860
		15,832
	Insurance - 0.3%
73	Amerisafe, Inc. ●	1,888
62	Protective Life Corp.	1,818
		3,706
	Materials - 2.7%
39	Allied Nevada Gold Corp. ●	1,112
22	AptarGroup, Inc.	1,113
1,562	Aurcana Corp. ●	1,411
57	Flotek Industries, Inc. ●	535
71	Kraton Performance Polymers ●	1,551
275	Methanex Corp. ADR	7,657
149	New Gold, Inc. ●	1,418
106	Olin Corp.	2,215
1,517	Romarco Minerals, Inc. ●	790
312	Silgan Holdings, Inc.	13,331
38	TPC Group, Inc. ●	1,420
28	Universal Stainless & Alloy Products ●	1,143
79	Winpak Ltd.	1,223
		34,919
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
81	3SBio, Inc. ADR ●	1,106
119	Algeta ASA ●	3,411
191	Alkermes plc ●	3,244
9	Almirall S.A.	68
207	Amylin Pharmaceuticals, Inc. ●	5,843
392	Arena Pharmaceuticals, Inc. ●	3,907
166	Auxilium Pharmaceuticals, Inc. ●	4,452
281	Aveo Pharmaceuticals, Inc. ●	3,417
168	Bruker Corp. ●	2,238
267	Cadence Pharmaceuticals, Inc. ●	952
164	Cubist Pharmaceuticals, Inc. ●	6,211
433	Exelixis, Inc. ●	2,393
542	Immunogen, Inc. ●	9,098
462	Incyte Corp. ●	10,484
684	Ironwood Pharmaceuticals, Inc. ●	9,424
496	Medicines Co. ●	11,369
68	Momenta Pharmaceuticals, Inc. ●	919
155	Neurocrine Biosciences, Inc. ●	1,229
918	NPS Pharmaceuticals, Inc. ●	7,905
172	Onyx Pharmaceuticals, Inc. ●	11,422
479	Optimer Pharmaceuticals, Inc. ●	7,434
502	PAREXEL International Corp. ●	14,160
155	Progenics Pharmaceuticals, Inc. ●	1,514
590	Rigel Pharmaceuticals, Inc. ●	5,484
291	Salix Pharmaceuticals Ltd. ●	15,845
522	Seattle Genetics, Inc. ●	13,249
81	Tesaro, Inc. ●☼	1,129
182	Trius Therapeutics, Inc. ●‡	1,050
		158,957
	Real Estate - 3.2%
161	Anworth Mortgage Asset Corp.	1,135
77	Capstead Mortgage Corp.	1,070
86	Colonial Properties Trust	1,901
475	Coresite Realty Corp.	12,256
87	Glimcher Realty Trust	891
36	Hatteras Financial Corp.	1,024
109	LaSalle Hotel Properties	3,168
127	Medical Properties Trust, Inc.	1,225
352	MFA Mortgage Investments, Inc.	2,775
355	Pebblebrook Hotel Trust	8,265
9	PS Business Parks, Inc.	632
168	Summit Hotel Properties, Inc.	1,409
467	Sunstone Hotel Investors, Inc. ●	5,136
77	Whitestone REIT	1,059
		41,946
	Retailing - 10.5%
5,016	Allstar Co. ⌂†	7,383
185	Ascena Retail Group, Inc. ●	3,451

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.9% - (continued)
	Retailing - 10.5% - (continued)
45	Cato Corp.	$1,356
230	Children's Place Retail Stores, Inc. ●	11,471
59	Core-Mark Holding Co., Inc.	2,836
1,003	Debenhams plc	1,362
197	DSW, Inc.	10,737
575	Express, Inc. ●	10,452
317	GNC Holdings, Inc.	12,423
39	Group 1 Automotive, Inc.	1,788
44	Guess?, Inc.	1,348
158	Hibbett Sports, Inc. ●	9,116
228	HomeAway, Inc. ●	4,949
112	Hot Topic, Inc.	1,084
174	Lumber Liquidators Holdings, Inc. ●	5,869
195	Mattress Firm Holding Corp. ●	5,897
86	PetMed Express, Inc.	1,043
184	Rent-A-Center, Inc.	6,197
317	rue21, Inc. ●	8,005
431	Shutterfly, Inc. ●	13,228
65	Teavana Holdings, Inc. ●	877
66	The Finish Line, Inc.	1,380
179	TripAdvisor, Inc. ●	7,979
175	Urban Outfitters, Inc. ●	4,821
38	Vitamin Shoppe, Inc. ●	2,111
		137,163
	Semiconductors & Semiconductor Equipment - 3.3%
62	Cymer, Inc. ●	3,682
554	Cypress Semiconductor Corp.	7,318
323	GT Advanced Technologies, Inc. ●	1,705
1,377	Lattice Semiconductor Corp. ●	5,193
63	Microsemi Corp. ●	1,156
408	Mindspeed Technologies, Inc. ●	1,003
141	Nanometrics, Inc. ●	2,159
181	PMC - Sierra, Inc. ●	1,111
392	Skyworks Solutions, Inc. ●	10,729
291	Ultratech Stepper, Inc. ●	9,157
		43,213
	Software & Services - 15.5%
89	Ancestry.com, Inc. ●	2,464
88	Bazaarvoice, Inc. ●	1,601
80	Broadsoft, Inc. ●	2,306
1,009	Cadence Design Systems, Inc. ●	11,085
22	Commvault Systems, Inc. ●	1,101
119	Concur Technologies, Inc. ●	8,100
127	Constant Contact, Inc. ●	2,262
49	CoStar Group, Inc. ●	3,986
238	DealerTrack Holdings, Inc. ●	7,171
69	Dice Holdings, Inc. ●	648
164	Earthlink, Inc.	1,216
43	Ebix, Inc.	854
3	ExactTarget, Inc. ●	72
55	Fortinet, Inc. ●	1,282
77	Guidewire Software, Inc. ●	2,161
172	Higher One Holdings, Inc. ●	2,097
250	IAC/InterActiveCorp.	11,385
256	Imperva, Inc. ●	7,384
152	j2 Global, Inc.	4,029
134	JDA Software Group, Inc. ●	3,975
360	Jive Software, Inc. ●	7,552
96	Keynote Systems, Inc.	1,430
798	LivePerson, Inc. ●	15,209
15	Mercadolibre, Inc.	1,164
78	MicroStrategy, Inc. ●	10,132
93	Mitek Systems, Inc. ●	360
48	Nuance Communications, Inc. ●	1,151
70	Opnet Technologies, Inc.	1,862
249	Parametric Technology Corp. ●	5,229
206	Pegasystems, Inc.	6,805
43	Proofpoint, Inc. ●	724
99	QLIK Technologies, Inc. ●	2,187
1,206	Sapient Corp.	12,142
77	Solarwinds, Inc. ●	3,333
265	Solera Holdings, Inc.	11,083
43	Sourcefire, Inc. ●	2,192
82	Splunk, Inc.	2,315
155	Syntel, Inc.	9,385
195	Tangoe, Inc. ●	4,158
83	Tyler Corp. ●	3,367
57	VeriFone Systems, Inc. ●	1,884
407	Web.com Group, Inc. ●	7,447
243	Wright Express Corp. ●	15,001
127	XO Group, Inc. ●	1,127
		202,418
	Technology Hardware & Equipment - 4.4%
37	ADTRAN, Inc.	1,123
91	Arris Group, Inc. ●	1,264
125	Aruba Networks, Inc. ●	1,882
44	Audience, Inc.	856
224	Coherent, Inc. ●	9,688
156	Emulex Corp. ●	1,120
349	Extreme Networks, Inc. ●	1,199
569	Fabrinet ●	7,138
436	Finisar Corp. ●	6,518
30	Ixia ●	357
429	Jabil Circuit, Inc.	8,724
257	Mitel Networks Corp. ●	1,136
43	Netgear, Inc. ●	1,481
134	Oplink Communications, Inc. ●	1,808
50	Park Electrochemical Corp.	1,281
77	Plantronics, Inc.	2,571
136	TTM Technologies, Inc. ●	1,275
207	Universal Display Corp. ●	7,423
		56,844
	Telecommunication Services - 0.3%
25	AboveNet, Inc. ●	2,108
208	Leap Wireless International, Inc. ●	1,337
		3,445
	Transportation - 3.3%
250	Avis Budget Group, Inc. ●	3,796
260	Landstar System, Inc.	13,428
55	Marten Transport Ltd.	1,165
238	Old Dominion Freight Line, Inc. ●	10,294
592	Spirit Airlines, Inc. ●	11,513
133	Werner Enterprises, Inc.	3,172
		43,368
	Utilities - 0.4%
42	Portland General Electric Co.	1,123
89	UNS Energy Corp.	3,404

The accompanying notes are an integral part of these financial statements.

7

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 94.9% - (continued)
	Utilities - 0.4% - (continued)
37	Westar Energy, Inc.		$1,111
			5,638
	Total common stocks
	(cost $1,145,164)		$1,236,186

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
18	Callaway Golf Co., 7.50% ۞		$1,723

	Total preferred stocks
	(cost $2,017)		$1,723

EXCHANGE TRADED FUNDS - 3.0%
	Other Investment Pools and Funds - 3.0%
428	iShares Russell 2000 Growth Index Fund		$39,135

	Total exchange traded funds
	(cost $39,545)		$39,135

	Total long-term investments		$1,277,044
	(cost $1,186,726)

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $16,211,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%,
	2033 - 2039, value of $16,535)
$16,211	0.13%, 06/29/2012		$16,211
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $5,861, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $5,978)
5,861	0.15%, 06/29/2012		5,861
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,570, collateralized by U.S. Treasury Note 0.88%, 2016, value of $1,602)
1,570	0.20%, 06/29/2012		1,570
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in
the amount of $4,589, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042,
U.S. Treasury Bond 6.38%, 2027,
U.S. Treasury Note 0.38% - 8.75%,
	2012 - 2017, value of $4,681)
4,589	0.15%, 06/29/2012		4,589
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $2, collateralized by U.S. Treasury Note 1.00%, 2013, value of $2)
1	0.13%, 06/29/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $2,068, collateralized by GNMA 4.00%, 2042, value of $2,109)
2,068	0.20%, 06/29/2012		$2,068
			30,300
	Total short-term investments
	(cost $30,300)		$30,300

	Total investments
	(cost $1,217,026) ▲	100.3%	$1,307,344
	Other assets and liabilities	(0.3)%	(3,844)
	Total net assets	100.0%	$1,303,500

The accompanying notes are an integral part of these financial statements.

8

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $1,230,249 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$162,153
Unrealized Depreciation	(85,058)
Net Unrealized Appreciation	$77,095

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $7,383, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	5,107

At June 30, 2012, the aggregate value of these securities was $7,383, which represents 0.6% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,089 at June 30, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
EUR	BNP	Buy	$68	$68	07/03/2012	$–

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities

Currency Abbreviations:
EUR	EURO

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Hartford Small Company HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,236,186	$1,222,754	$6,049	$7,383
Exchange Traded Funds	39,135	39,135	–	–
Preferred Stocks	1,723	1,723	–	–
Short-Term Investments	30,300	–	30,300	–
Total	$1,307,344	$1,263,612	$36,349	$7,383
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the six-month period ended June 30, 2012, investments valued at $5,529 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
Common Stocks	$5,630	$—	$2,188	†	$—	$—	$—	$—	$(435)	$7,383
Total	$5,630	$—	$2,188		$—	$—	$—	$—	$(435)	$7,383

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $2,188.

The accompanying notes are an integral part of these financial statements.

10

Hartford Small Company HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,217,026)	$1,307,344
Cash	46
Receivables:
Investment securities sold	14,069
Fund shares sold	187
Dividends and interest	604
Total assets	1,322,250
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Payables:
Investment securities purchased	16,959
Fund shares redeemed	1,589
Investment management fees	119
Distribution fees	5
Accrued expenses	78
Total liabilities	18,750
Net assets	$1,303,500
Summary of Net Assets:
Capital stock and paid-in-capital	$1,152,592
Distributions in excess of net investment loss	(1,536)
Accumulated net realized gain	62,126
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	90,318
Net assets	$1,303,500
Shares authorized	1,500,000
Par value	$0.001
Class IA: Net asset value per share	$18.96
Shares outstanding	60,644
Net assets	$1,150,021
Class IB: Net asset value per share	$18.38
Shares outstanding	8,352
Net assets	$153,479

The accompanying notes are an integral part of these financial statements.

11

Hartford Small Company HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$3,504
Interest	18
Less: Foreign tax withheld	(33)
Total investment income, net	3,489

Expenses:
Investment management fees	4,581
Transfer agent fees	3
Distribution fees - Class IB	203
Custodian fees	17
Accounting services fees	80
Board of Directors' fees	16
Audit fees	9
Other expenses	104
Total expenses (before fees paid indirectly)	5,013
Commission recapture	(55)
Total fees paid indirectly	(55)
Total expenses, net	4,958
Net investment loss	(1,469)

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	76,539
Net realized gain on foreign currency contracts	42
Net realized loss on other foreign currency transactions	(85)
Net Realized Gain on Investments and Foreign Currency Transactions	76,496

Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions:
Net unrealized appreciation of investments	62,597
Net unrealized appreciation of foreign currency contracts	—
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(2)
Net Changes in Unrealized Appreciation of Investments and Foreign Currency Transactions	62,595
Net Gain on Investments and Foreign Currency Transactions	139,091
Net Increase in Net Assets Resulting from Operations	$137,622

The accompanying notes are an integral part of these financial statements.

12

Hartford Small Company HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment loss	$(1,469)	$(2,311)
Net realized gain on investments and foreign currency transactions	76,496	196,454
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	62,595	(237,202)
Net Increase (Decrease) In Net Assets Resulting From Operations	137,622	(43,059)
Capital Share Transactions:
Class IA
Sold	49,612	242,954
Redeemed	(111,276)	(294,153)
Total capital share transactions	(61,664)	(51,199)
Class IB
Sold	11,045	44,274
Redeemed	(30,356)	(95,489)
Total capital share transactions	(19,311)	(51,215)
Net decrease from capital share transactions	(80,975)	(102,414)
Net Increase (Decrease) In Net Assets	56,647	(145,473)
Net Assets:
Beginning of period	1,246,853	1,392,326
End of period	$1,303,500	$1,246,853
Undistributed (distribution in excess of) net investment income	$(1,536)	$(67)
Shares:
Class IA
Sold	2,597	13,058
Redeemed	(5,863)	(15,958)
Total share activity	(3,266)	(2,900)
Class IB
Sold	597	2,422
Redeemed	(1,663)	(5,358)
Total share activity	(1,066)	(2,936)

The accompanying notes are an integral part of these financial statements.

13

Hartford Small Company HLS Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

(000’s Omitted)

1.	Organization:

Hartford Small Company HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the

14

foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

15

Hartford Small Company HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

16

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price

17

Hartford Small Company HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the  Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivative activity was minimal during the six-month period ended June 30, 2012.

18

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$42	$—	$—	$—	$—	$42
Total	$—	$42	$—	$—	$—	$—	$42

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

19

Hartford Small Company HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

c)	Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at December 31, 2011, are as follows:

Amount
Accumulated Capital and Other Losses*	$(1,214)
Unrealized Appreciation†	14,500
Total Accumulated Earnings	$13,286

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$2,796
Accumulated Net Realized Gain (Loss)	272
Capital Stock and Paid-in-Capital	(3,068)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$1,214
Total	$1,214

During the year ended December 31, 2011, the Fund utilized $203,709 of prior year capital loss carryforwards

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

20

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $500 million	0.6000%
On next $3.5 billion	0.5500%
On next $5 billion	0.5300%
Over $10 billion	0.5200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

21

Hartford Small Company HLS Fund

Notes to Financial Statements – (continued)

June 30, 2012 (Unaudited)

(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.71%
Class IB	0.96%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

g)	Payments from Affiliates – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

On June 8, 2007, the Fund was reimbursed for incorrect IPO allocations to the Fund.

On May 2, 2007, the Fund had trading reimbursements relating to the change in portfolio managers of the Fund.

22

The total return in the accompanying financial highlights includes payments from affiliates. Had the payments from the affiliates been excluded, the impact and total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.08%	0.09%
Total Return Excluding Payment from Affiliate	29.18%	28.90%

	For the Year Ended December 31, 2007
	Class IA	Class IB
Impact from Payment from Affiliate for Trading Reimbursements	0.16%	0.16%
Impact from Payment from Affiliate for Incorrect IPO Allocations	0.03%	0.03%
Total Return Excluding Payments from Affiliates	14.01%	13.73%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$744,329
Sales Proceeds Excluding U.S. Government Obligations	830,939

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Hartford Small Company HLS Fund

Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$17.07	$(0.02)	$–	$1.91	$1.89	$–	$–	$–	$–	$1.89	$18.96
IB	16.56	(0.04)	–	1.86	1.82	–	–	–	–	1.82	18.38

For the Year Ended December 31, 2011
IA	17.66	(0.02)	–	(0.57)	(0.59)	–	–	–	–	(0.59)	17.07
IB	17.18	(0.09)	–	(0.53)	(0.62)	–	–	–	–	(0.62)	16.56

For the Year Ended December 31, 2010
IA	14.23	(0.01)	–	3.44	3.43	–	–	–	–	3.43	17.66
IB	13.88	(0.06)	–	3.36	3.30	–	–	–	–	3.30	17.18

For the Year Ended December 31, 2009
IA	11.01	(0.01)	0.01	3.22	3.22	–	–	–	–	3.22	14.23
IB	10.76	(0.04)	0.01	3.15	3.12	–	–	–	–	3.12	13.88

For the Year Ended December 31, 2008
IA	18.62	0.02	–	(7.56)	(7.54)	(0.02)	(0.05)	–	(0.07)	(7.61)	11.01
IB	18.20	(0.01)	–	(7.38)	(7.39)	–	(0.05)	–	(0.05)	(7.44)	10.76

For the Year Ended December 31, 2007 (H)
IA	19.07	–	0.04	2.57	2.61	(0.05)	(3.01)	–	(3.06)	(0.45)	18.62
IB	18.71	(0.05)	0.04	2.51	2.50	–	(3.01)	–	(3.01)	(0.51)	18.20

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.
(H)	Per share amounts have been calculated using the average shares method.
(I)	During the year ended December 31, 2007, Hartford Small Company HLS Fund received a $12.6 million in-kind subscription of securities from a shareholder in exchange for shares of this fund. This payment-in-kind was excluded from the portfolio turnover rate calculation.

24

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

11.10	%(E)	$1,150,021	0.72	%(F)	0.72	%(F)	(0.19	)%(F)	57%
10.96	(E)	153,479	0.97	(F)	0.97	(F)	(0.44	)(F)	–

(3.36)		1,090,883	0.71		0.71		(0.13)		99
(3.62)		155,970	0.96		0.96		(0.38)		–

24.13		1,180,045	0.73		0.73		(0.08)		171
23.83		212,281	0.98		0.98		(0.33)		–

29.29	(G)	1,026,150	0.75		0.75		(0.07)		184
29.01	(G)	208,358	1.00		1.00		(0.32)		–

(40.60)		793,078	0.71		0.71		0.16		194
(40.73)		179,411	0.96		0.96		(0.09)		–

14.23	(G)	1,292,444	0.70		0.70		(0.02)		167	(I)
13.94	(G)	312,775	0.95		0.95		(0.27)		–

25

Hartford Small Company HLS Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

26

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

27

Hartford Small Company HLS Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Small Company HLS Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,110.99	$3.78	$1,000.00	$1,021.28	$3.62	0.72%	182	366
Class IB	$1,000.00	$1,109.60	$5.09	$1,000.00	$1,020.04	$4.87	0.97%	182	366

29

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-SC12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Stock HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Stock HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Stock HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term growth of capital.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Stock IA	10.22%	4.55%	-0.66%	4.84%
Stock IB	10.08%	4.29%	-0.91%	4.57%
Russell 1000 Index	9.38%	4.37%	0.39%	5.72%
S&P 500 Index	9.48%	5.43%	0.21%	5.33%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Stock HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers

Donald J. Kilbride*

Senior Vice President and Equity Portfolio Manager

* Appointed as a Portfolio Manager for the Fund as of April 30, 2012. As of the same date, Steven T. Irons and Peter I. Higgins no longer serve as portfolio managers for the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Stock HLS Fund returned 10.22% for the six-month period ended June 30, 2012, outperforming both the S&P 500 Index which returned 9.48% and the Russell 1000 Index which returned 9.38% for the same period. The Fund also outperformed the 7.71% return of the average fund in the Lipper Large Cap Core VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The first and second quarters of 2012 were near mirror images of one another in terms of what worked and what did not. U.S. equities rallied at the start of the year based on improving macroeconomic data, including lower unemployment levels and improving consumer confidence. Following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. Fears surrounding European sovereign debt difficulties reclaimed center stage.

Overall equity market performance was positive for the period across all market capitalizations: large cap equities (+9.4%) outperformed mid caps (+7.9%), and small caps (+8.5%) equities as represented by the Russell 1000, S&P MidCap 400, and Russell 2000 indices, respectively. During the six-month period nine of ten sectors rose within the Russell 1000 Index, led by Telecommunication Services (+17%), Financials (+13%), and Information Technology (+13%). Energy (-3%) lagged on both an absolute and a relative basis.

The Fund’s outperformance versus the benchmark was driven by strong security selection in Consumer Discretionary and Financials, as well as an overweight exposure (i.e. the Fund’s sector position was greater than the benchmark position) to the Information Technology sector and an underweight exposure to the Financials sector. This was modestly offset by weak selection in Information Technology and Health Care, as well as an underweight exposure to Telecommunication Services. Note that sector positioning is a result of bottom-up security selection (i.e. stock by stock fundamental research).

Top contributors to relative performance (i.e. performance of the Fund as measured against the benchmark) during the period were JPMorgan Chase (Financials), Johnson & Johnson (Health Care), and Harley-Davidson (Industrials). Shares of financial services firm JPMorgan Chase fell sharply after the company announced an unexpected trading loss stemming from a long standing economic hedging program designed to manage risk against overall credit exposures. Not owning shares of benchmark component JPMorgan Chase at the time of the trading loss announcement contributed positively to relative performance. Shares of Johnson & Johnson, a leading pharmaceutical company, reacted favorably to the completion of their acquisition of Swiss medical device company Synthes Inc. Motorcycle manufacturer Harley-Davidson saw its shares rise in the first four months of the year as it announced strong earnings which exceeded expectations. Apple (Information Technology) and Wells Fargo (Financials) also contributed positively to the Fund’s returns on an absolute (i.e. total return) basis.

Stocks that detracted the most from relative returns during the period were Google (Information Technology), Nike (Consumer Discretionary), and Western Union (Information Technology). Google, a leading provider of online search, internet content services, and web-based software applications, saw its shares decline in the face of a potential slow down in advertising expenditure in a lower global growth environment. Shares of Nike, a footwear, apparel and sports equipment retailer, fell due to weaker than expected demand and margin trends. Money movement and payment services company Western Union reported muted transaction and revenue growth as macroeconomic uncertainty in Southern Europe and new regulations in Italy weighed on results. Our holdings in BG Group (Energy) also detracted from returns on an absolute basis.

What is the outlook?

Threats to a U.S. economic slowdown seem increasingly worrisome today. That is largely true based on a more cautious outlook in the U.S. We believe continued uncertainty in Washington, DC has placed a cloud over the market. The

3

Hartford Stock HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

growing prospect of a U.S. slowdown could be verified by second quarter results and add to the markets’ volatility.

Our efforts are focused on companies with above-average growth in dividends which we believe is an effective and often overlooked indicator of high quality, shareholder-oriented companies. We believe these companies tend to produce consistent, above-average returns over time and in order to grow dividends, they must produce not only growth in reported earnings but also growth in free cash flow. In our view, they also need to allocate free cash flow effectively by reinvesting capital selectively, and returning excess capital to shareholders. We believe that a portfolio of high-quality stocks with superior prospects for dividend growth, selling at reasonable valuation levels, can produce superior total returns over time. At the end of the period, our bottom-up investment approach resulted in overweight exposures in Consumer Discretionary, Industrials, and Health Care, as we found a number of attractive investment opportunities in these sectors. The Fund’s largest underweight exposures relative to the Russell 1000 Index were in Financials, Information Technology, and Telecommunication Services.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Banks (Financials)	4.2%
Capital Goods (Industrials)	9.3
Commercial & Professional Services (Industrials)	1.3
Consumer Durables & Apparel (Consumer Discretionary)	3.4
Consumer Services (Consumer Discretionary)	1.6
Energy (Energy)	11.9
Food & Staples Retailing (Consumer Staples)	3.6
Food, Beverage & Tobacco (Consumer Staples)	4.8
Health Care Equipment & Services (Health Care)	5.7
Household & Personal Products (Consumer Staples)	4.0
Insurance (Financials)	4.1
Materials (Materials)	3.7
Media (Consumer Discretionary)	4.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	9.5
Retailing (Consumer Discretionary)	6.8
Software & Services (Information Technology)	13.8
Transportation (Industrials)	4.3
Utilities (Utilities)	1.6
Short-Term Investments	1.1
Other Assets and Liabilities	0.9
Total	100.0%

4

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Banks - 4.2%
630	PNC Financial Services Group, Inc.	$38,530
1,149	Wells Fargo & Co.	38,419
		76,949
	Capital Goods - 9.3%
453	Emerson Electric Co.	21,102
539	General Dynamics Corp.	35,572
501	Honeywell International, Inc.	27,996
418	Lockheed Martin Corp.	36,411
415	Northrop Grumman Corp.	26,502
302	United Technologies Corp.	22,813
		170,396
	Commercial & Professional Services - 1.3%
730	Waste Management, Inc.	24,375

	Consumer Durables & Apparel - 3.4%
954	Mattel, Inc.	30,961
354	NIKE, Inc. Class B	31,073
		62,034
	Consumer Services - 1.6%
326	McDonald's Corp.	28,852

	Energy - 11.9%
1,746	BG Group plc	35,748
300	Chevron Corp.	31,639
906	Enbridge, Inc.	36,167
634	Exxon Mobil Corp.	54,245
693	Occidental Petroleum Corp.	59,420
		217,219
	Food & Staples Retailing - 3.6%
770	CVS Caremark Corp.	35,997
436	Wal-Mart Stores, Inc.	30,418
		66,415
	Food, Beverage & Tobacco - 4.8%
320	Coca-Cola Co.	25,036
882	PepsiCo, Inc.	62,342
		87,378
	Health Care Equipment & Services - 5.7%
966	Cardinal Health, Inc.	40,590
1,142	Medtronic, Inc.	44,230
321	UnitedHealth Group, Inc.	18,764
		103,584
	Household & Personal Products - 4.0%
327	Colgate-Palmolive Co.	34,075
643	Procter & Gamble Co.	39,382
		73,457
	Insurance - 4.1%
480	ACE Ltd.	35,605
279	Chubb Corp.	20,305
615	Marsh & McLennan Cos., Inc.	19,806
		75,716
	Materials - 3.7%
570	Ecolab, Inc.	39,096
267	Praxair, Inc.	28,995
		68,091
	Media - 4.4%
700	Comcast Corp. Class A	22,378
552	Omnicom Group, Inc.	26,851
652	Walt Disney Co.	31,627
		80,856
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
433	Amgen, Inc.	31,635
888	Johnson & Johnson	60,000
1,739	Pfizer, Inc.	39,986
243	Roche Holding AG	41,917
		173,538
	Retailing - 6.8%
9,440	Allstar Co. ⌂†	13,893
10,986	Buck Holdings L.P. ⌂●†	20,012
1,225	Lowe's Co., Inc.	34,831
964	Target Corp.	56,087
		124,823
	Software & Services - 13.8%
460	Accenture plc	27,632
965	Automatic Data Processing, Inc.	53,715
221	IBM Corp.	43,126
1,637	Microsoft Corp.	50,073
1,355	Oracle Corp.	40,253
2,222	Western Union Co.	37,412
		252,211
	Transportation - 4.3%
520	C.H. Robinson Worldwide, Inc.	30,464
620	United Parcel Service, Inc. Class B	48,865
		79,329
	Utilities - 1.6%
540	Dominion Resources, Inc.	29,154

	Total common stocks
	(cost $1,703,391)	$1,794,377

	Total long-term investments
	(cost $1,703,391)	$1,794,377

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
07/02/2012 in the amount of $11,162,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033
	- 2039, value of $11,385)
$11,162	0.13%, 06/29/2012	$11,162
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $4,035, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $4,116)
4,035	0.15%, 06/29/2012	4,035
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,081, collateralized by U.S. Treasury Note 0.88%, 2016, value of $1,103)
1,081	0.20%, 06/29/2012	1,081

The accompanying notes are an integral part of these financial statements.

5

Hartford Stock HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.1% - (continued)
Repurchase Agreements - 1.1% - (continued)
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $3,160, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.38% - 8.75%, 2012 - 2017, value of
	$3,223)
$3,160	0.15%, 06/29/2012		$3,160
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.00%, 2013, value of $1)
1	0.13%, 06/29/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $1,424, collateralized by GNMA 4.00%, 2042, value of $1,452)
1,424	0.20%, 06/29/2012		1,424
			20,863
	Total short-term investments
	(cost $20,863)		$20,863

	Total investments
	(cost $1,724,254) ▲	99.1%	$1,815,240
	Other assets and liabilities	0.9%	16,799
	Total net assets	100.0%	$1,832,039

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $1,741,808 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$132,242
Unrealized Depreciation	(58,810)
Net Unrealized Appreciation	$73,432

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $33,905, which represents 1.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

The accompanying notes are an integral part of these financial statements.

6

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$9,610
06/2007	10,986	Buck Holdings L.P.	$4,022

At June 30, 2012, the aggregate value of these securities was $33,905, which represents 1.9% of total net assets.

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CHF	CSFB	Sell	$588	$588	07/05/2012	$–
GBP	BCLY	Buy	1,279	1,278	07/03/2012	1
						$1

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Stock HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,794,377	$1,682,807	$77,665	$33,905
Short-Term Investments	20,863	–	20,863	–
Total	$1,815,240	$1,682,807	$98,528	$33,905
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2012
Assets:
Common Stocks	$34,362	$8,793	$2,005	*	$—	$—	$(11,255)	$—	$—	$33,905
Total	$34,362	$8,793	$2,005		$—	$—	$(11,255)	$—	$—	$33,905

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $2,005.

The accompanying notes are an integral part of these financial statements.

8

Hartford Stock HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,724,254)	$1,815,240
Cash	—
Foreign currency on deposit with custodian (cost $—)	—
Unrealized appreciation on foreign currency contracts	1
Receivables:
Investment securities sold	25,363
Fund shares sold	247
Dividends and interest	2,227
Other assets	6
Total assets	1,843,084
Liabilities:
Payables:
Investment securities purchased	8,999
Fund shares redeemed	1,821
Investment management fees	116
Distribution fees	7
Accrued expenses	102
Total liabilities	11,045
Net assets	$1,832,039
Summary of Net Assets:
Capital stock and paid-in-capital	$2,476,436
Undistributed net investment income	18,174
Accumulated net realized loss	(753,549)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	90,978
Net assets	$1,832,039
Shares authorized	4,000,000
Par value	$0.001
Class IA: Net asset value per share	$44.03
Shares outstanding	36,613
Net assets	$1,612,046
Class IB: Net asset value per share	$43.94
Shares outstanding	5,007
Net assets	$219,993

The accompanying notes are an integral part of these financial statements.

9

Hartford Stock HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$20,913
Interest	20
Less: Foreign tax withheld	(283)
Total investment income, net	20,650

Expenses:
Investment management fees	4,459
Distribution fees - Class IB	290
Custodian fees	5
Accounting services fees	94
Board of Directors' fees	24
Audit fees	11
Other expenses	152
Total expenses (before fees paid indirectly)	5,035
Commission recapture	(23)
Total fees paid indirectly	(23)
Total expenses, net	5,012
Net investment income	15,638

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	206,244
Net realized gain on foreign currency contracts	1,504
Net realized gain on other foreign currency transactions	264
Net Realized Gain on Investments and Foreign Currency Transactions	208,012

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(39,113)
Net unrealized depreciation of foreign currency contracts	(118)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(5)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(39,236)
Net Gain on Investments and Foreign Currency Transactions	168,776
Net Increase in Net Assets Resulting from Operations	$184,414

The accompanying notes are an integral part of these financial statements.

10

Hartford Stock HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$15,638	$27,545
Net realized gain on investments and foreign currency transactions	208,012	135,742
Net unrealized depreciation of investments and foreign currency transactions	(39,236)	(182,032)
Net Increase (Decrease) In Net Assets Resulting From Operations	184,414	(18,745)
Distributions to Shareholders:
From net investment income
Class IA	—	(23,255)
Class IB	—	(2,687)
Total distributions	—	(25,942)
Capital Share Transactions:
Class IA
Sold	12,708	35,432
Issued on reinvestment of distributions	—	23,255
Redeemed	(177,178)	(385,103)
Total capital share transactions	(164,470)	(326,416)
Class IB
Sold	5,462	16,524
Issued on reinvestment of distributions	—	2,687
Redeemed	(39,532)	(82,724)
Total capital share transactions	(34,070)	(63,513)
Net decrease from capital share transactions	(198,540)	(389,929)
Net Decrease In Net Assets	(14,126)	(434,616)
Net Assets:
Beginning of period	1,846,165	2,280,781
End of period	$1,832,039	$1,846,165
Undistributed (distribution in excess of) net investment income	$18,174	$2,536
Shares:
Class IA
Sold	291	862
Issued on reinvestment of distributions	—	588
Redeemed	(4,100)	(9,352)
Total share activity	(3,809)	(7,902)
Class IB
Sold	127	398
Issued on reinvestment of distributions	—	68
Redeemed	(916)	(2,005)
Total share activity	(789)	(1,539)

The accompanying notes are an integral part of these financial statements.

11

Hartford Stock HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Stock HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the

12

foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith

13

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

14

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid

15

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1	$—	$—	$—	$—	$1
Total	$—	$1	$—	$—	$—	$—	$1

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

16

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$1,504	$—	$—	$—	$—	$1,504
Total	$—	$1,504	$—	$—	$—	$—	$1,504

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of foreign currency contracts	$—	$(118)	$—	$—	$—	$—	$(118)
Total	$—	$(118)	$—	$—	$—	$—	$(118)

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend

17

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$25,942	$24,299

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$2,536
Accumulated Capital and Other Losses*	(943,888)
Unrealized Appreciation†	112,541
Total Accumulated Deficit	$(828,811)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$278
Accumulated Net Realized Gain (Loss)	(278)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

18

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2016	$205,611
2017	738,277
Total	$943,888

During the year ended December 31, 2011, the Fund utilized $106,064 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7. Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4475%
Over $10 billion	0.4450%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All assets	0.010%

19

Hartford Stock HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.50%
Class IB	0.75%

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

20

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	41.53%	41.18%	%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$1,368,170
Sales Proceeds Excluding U.S. Government Obligations	1,573,695

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Hartford Stock HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$39.95	$0.39	$–	$3.69	$4.08	$–	$–	$–	$–	$4.08	$44.03
IB	39.92	0.34	–	3.68	4.02	–	–	–	–	4.02	43.94
For the Year Ended December 31, 2011
IA	40.98	0.62	–	(1.07)	(0.45)	(0.58)	–	–	(0.58)	(1.03)	39.95
IB	40.94	0.51	–	(1.06)	(0.55)	(0.47)	–	–	(0.47)	(1.02)	39.92
For the Year Ended December 31, 2010
IA	36.10	0.44	–	4.89	5.33	(0.45)	–	–	(0.45)	4.88	40.98
IB	36.06	0.35	–	4.88	5.23	(0.35)	–	–	(0.35)	4.88	40.94
For the Year Ended December 31, 2009
IA	25.86	0.48	–	10.25	10.73	(0.49)	–	–	(0.49)	10.24	36.10
IB	25.84	0.39	–	10.24	10.63	(0.41)	–	–	(0.41)	10.22	36.06
For the Year Ended December 31, 2008
IA	47.11	0.59	–	(20.79)	(20.20)	(0.81)	(0.24)	–	(1.05)	(21.25)	25.86
IB	47.00	0.50	–	(20.72)	(20.22)	(0.70)	(0.24)	–	(0.94)	(21.16)	25.84
For the Year Ended December 31, 2007
IA	52.57	0.60	–	2.43	3.03	(0.57)	(7.92)	–	(8.49)	(5.46)	47.11
IB	52.45	0.45	–	2.44	2.89	(0.42)	(7.92)	–	(8.34)	(5.45)	47.00

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

10.22	%(E)	$1,612,046	0.50	%(F)	0.50	%(F)	1.69	%(F)	74%
10.08	(E)	219,993	0.75	(F)	0.75	(F)	1.44	(F)	–

(1.09)		1,614,788	0.50		0.50		1.37		43
(1.34)		231,377	0.75		0.75		1.11		–

14.80		1,980,502	0.50		0.50		1.09		77
14.51		300,279	0.75		0.75		0.84		–

41.54	(G)	2,055,227	0.51		0.51		1.43		84
41.18	(G)	328,275	0.76		0.76		1.19		–

(43.13)		1,810,864	0.49		0.49		1.38		89
(43.27)		287,794	0.74		0.74		1.13		–

5.90		3,909,045	0.49		0.49		1.01		96
5.64		652,838	0.74		0.74		0.76		–

23

Hartford Stock HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

24

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

25

Hartford Stock HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Stock HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,102.15	$2.61	$1,000.00	$1,022.38	$2.51	0.50%	182	366
Class IB	$1,000.00	$1,100.78	$3.92	$1,000.00	$1,021.13	$3.77	0.75%	182	366

27

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-S12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Total Return Bond HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Total Return Bond HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Total Return Bond HLS Fund inception 08/31/1977
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks a competitive total return, with income as a secondary objective.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Total Return Bond IA	3.52%	7.78%	5.62%	5.59%
Total Return Bond IB	3.39%	7.52%	5.36%	5.33%
Barclays U.S. Aggregate Bond Index	2.37%	7.47%	6.79%	5.63%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Performance information includes performance of the Fund’s previous sub-adviser, Hartford Investment Management Company. As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Barclays U.S. Aggregate Bond Index (formerly known as Barclays Capital U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Total Return Bond HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Joseph F. Marvan, CFA	Lucius T. (L.T.) Hill, III	Campe Goodman, CFA
Senior Vice President and Fixed Income Portfolio Manager	Senior Vice President and Fixed Income Portfolio Manager	Vice President and Fixed Income Portfolio Manager

As of March 5, 2012, Wellington Management Company, LLP became the sub-adviser for the Fund. As of the same date, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

How did the Fund perform?

The Class IA shares of the Hartford Total Return Bond HLS Fund returned 3.52%, before sales charge, for the six-month period ended June 30, 2012, outperforming its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.37% for the same period. The Fund underperformed the 3.60% return of the average fund in the Lipper Intermediate Investment Grade Debt VP-UF Funds peer group, a group of funds that invest primarily in investment-grade debt issues with dollar-weighted average maturities of five to ten years.

Why did the Fund perform this way?

Anxiety over Europe’s worsening debt crisis and deteriorating global growth kept markets on edge during the period. Early on, some improvement in the European debt crisis supported demand for risky assets. However, growing uncertainty about the outlook for the euro area, a rescue of Spanish banks, and a host of sovereign and corporate debt downgrades all weighed on investor sentiment primarily during the second quarter. Signs of softening in the U.S. economy further added to market tension. The U.S. Federal Open Market Committee (FOMC) reduced its economic growth outlook, noting the recent deterioration in the labor market and slowdown in consumer spending. Federal Reserve Board (Fed) policy remained extremely accommodative throughout the period. The Fed extended its Operation Twist program in an effort to lower long-term interest rates and help prop up the economy. Meanwhile, the FOMC kept its late 2014 rate guidance intact and signaled its readiness to take further action if warranted.

U.S. Treasury yields declined over the period as slowing global growth triggered demand for safe-haven government debt. The U.S. Treasury curve flattened as longer term yields declined more than short-term rates. All of the major fixed income spread sectors posted positive absolute returns with the overall decline in interest rates, but results were mixed relative to Treasuries during the period on an excess return basis amid the volatile and uncertain environment.

During the first two months of 2012, the Fund earned positive returns from tactical long-duration positioning compared against the benchmark. In anticipation of further stress in Europe, the Fund benefitted by underweighting (i.e. the Fund’s position was less than the benchmark position) European financial securities.

On March 5, 2012, Wellington Management Company, LLP (Wellington) became sub-adviser of the Fund replacing Hartford Investment Management Company. The Fund’s principal investment strategy did not change in connection with this transition.

From March 5, 2012, we focused on transitioning the portfolio to our desired positioning, in particular moving out of lower quality high yield corporate bonds and into BB-rated bonds, as well as adding exposure to non-agency Mortgage Backed Securities (MBS) and Commercial MBS. The Fund’s benchmark-relative outperformance during the period was primarily due to our exposure in lower coupon agency MBS pass-throughs, achieved through both specified mortgage pools and To-Be-Announced securities (TBAs). Security selection within investment-grade corporates and an allocation to non-agency MBS also contributed to relative performance. Our Treasury Inflation Protected Securities (TIPS) positioning, achieved through cash bonds and Consumer Price Index swaps, was modestly additive. However, an allocation to high yield cash bonds and high yield Credit Default Swaps detracted from relative results. Our tactical duration and yield curve positioning was neutral for performance.

What is the outlook?

We have a slightly pro-cyclical bias, as manifested by our allocation to risky assets such as BB-rated high yield, non-agency Residential MBS, and an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Financials within investment-grade corporates. Nevertheless, we are cautious given macro uncertainties. On the one hand, long-term valuations look very attractive and fundamentals appear to be on solid footing, suggesting a positive stance toward risky assets. On the other hand, macro risks such as the European debt crisis, a slowdown in China, and the U.S. fiscal cliff due to the potential expiration of tax cuts, which we believe could subtract as much as 4% from U.S. Gross Domestic Product growth, have held us back from adding risk at a meaningful level.

3

Hartford Total Return Bond HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

As of the end of the period, we continued to be positioned with an underweight to the government sector, as we believe that there are more compelling opportunities in other sectors. We had a significant overweight to agency MBS which we view as an excellent high quality alternative to low yielding government securities. We were also modestly overweight to the credit sector due to strong credit fundamentals, primarily in financial and communications issuers. We believe that financial companies have de-levered significantly and communications issuers have solid balance sheets. Within high yield credit we have an up-in-quality bias and favored BB issuers where fundamentals are strong and defaults are expected to stay low. In the CMBS market, we continued to believe that there is strong collateralization in senior CMBS tranches and were positioned with a modest overweight relative to the benchmark. Within Asset Backed Securities, we favored the consumer sectors on improving fundamentals.

We have been tactical in our duration positioning based on our view that rates will stay in a range with relatively low volatility. As of the end of the period we had a modestly long duration position believing the market was priced for higher rates than we anticipated in the future. Even though rates are at extremely low levels, we believe there is some room for yields to fall should any of the major near-term risks materialize. Several derivative option positions transitioned from HIMCO to Wellington on March 5, 2012. These positions expired in late March 2012 and had a slight negative impact on the Fund’s performance. Going forward, options are not principal instruments utilized by Wellington. The options might be used at times, particularly in the currency and interest rate space.

Distribution by Credit Quality

as of June 30, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.4%
Aa / AA	3.0
A	9.7
Baa / BBB	16.8
Ba / BB	6.9
B	2.3
Caa / CCC or Lower	4.6
Unrated	0.2
U.S. Government Agencies and Securities	74.9
Non Debt Securities and Other Short-Term Instruments	9.8
Other Assets & Liabilities	(30.6)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of June 30, 2012

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	0.2%
Administrative Waste Management and Remediation	0.0
Air Transportation	0.1
Apparel Manufacturing	0.1
Arts, Entertainment and Recreation	2.3
Beverage and Tobacco Product Manufacturing	1.0
Chemical Manufacturing	0.8
Computer and Electronic Product Manufacturing	0.5
Construction	0.1
Fabricated Metal Product Manufacturing	0.2
Finance and Insurance	24.4
Food Manufacturing	0.4
General Obligations	0.7
Health Care and Social Assistance	1.8
Higher Education (Univ., Dorms, etc.)	0.1
Information	3.2
Machinery Manufacturing	0.3
Mining	0.6
Miscellaneous	0.1
Miscellaneous Manufacturing	0.6
Motor Vehicle and Parts Manufacturing	0.1
Nonmetallic Mineral Product Manufacturing	0.2
Petroleum and Coal Products Manufacturing	2.1
Pipeline Transportation	0.5
Primary Metal Manufacturing	0.3
Professional, Scientific and Technical Services	0.1
Real Estate, Rental and Leasing	0.5
Retail Trade	1.2
Tax Allocation	0.0
Transportation Equipment Manufacturing	0.1
Utilities	1.7
Utilities - Electric	0.3
Utilities - Water and Sewer	0.2
Wholesale Trade	0.6
Total	45.4%
Equity Securities
Diversified Banks	0.1
Other Diversified Financial Services	0.0
Thrifts & Mortgage Finance	0.0
Total	0.1%
Foreign Government Obligations	0.5
Put Options Purchased	0.0
U.S. Government Agencies	61.3
U.S. Government Securities	13.6
Short-Term Investments	9.7
Other Assets and Liabilities	(30.6)
Total	100.0%

The above table represents sub-industry investments by industry, which combines multiple sub-industries into one industry category. Detailed information on sub-industry breakdowns is available in the Schedule of Investments.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.4%
Finance and Insurance - 11.4%
	Captive Auto Finance - 1.3%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,920
5,675	3.38%, 09/15/2017 ■	5,854
5,650	3.61%, 08/15/2016 ■	5,883
	Bank of America Automotive Trust
5,443	3.03%, 10/15/2016 ■	5,494
	Carnow Automotive Receivables Trust
2,386	2.09%, 01/15/2015 ■	2,386
	Credit Acceptance Automotive Loan Trust
5,115	3.12%, 03/16/2020 ■	5,137
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,768
3,680	3.21%, 07/15/2017	3,829
1,730	5.53%, 05/15/2016 ■	1,842
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,215
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,884
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,894
	SNAAC Automotive Receivables Trust
3,241	1.78%, 09/15/2014 ■	3,247
		55,353
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,178
	Fieldstone Mortgage Investment Corp.
3,465	0.59%, 04/25/2047 Δ	1,453
		4,631
	Credit Card Issuing - 0.2%
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,017
	GE Capital Credit Card Master Note Trust
3,230	2.21%, 06/15/2016	3,280
		10,297
	Real Estate Credit (Mortgage Banking) - 9.8%
	Argent Securities, Inc.
21,170	0.40%, 06/25/2036 Δ	5,880
	Banc of America Funding Corp.
8,010	0.54%, 05/20/2047 Δ	5,150
11,150	5.77%, 05/25/2037	8,725
	BCAP LLC Trust
4,789	0.43%, 03/25/2037 Δ	2,878
	Bear Stearns Adjustable Rate Mortgage Trust
11,043	2.25%, 08/25/2035 Δ	10,240
13,973	2.40%, 10/25/2035 Δ	12,181
	Bear Stearns Commercial Mortgage Securities, Inc.
32,323	0.66%, 11/11/2041 ►	101
37,752	0.86%, 07/11/2042 ►	94
3,600	5.54%, 10/12/2041	4,114
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,950	5.32%, 12/11/2049	8,830
10,047	5.39%, 07/15/2044 Δ	11,180
	Commercial Mortgage Loan Trust
7,740	6.20%, 12/10/2049 ‡Δ	8,839
	Commercial Mortgage Pass-Through Certificates
28,762	2.46%, 07/10/2046 ■►	2,581
	Consumer Portfolio Services, Inc.
620	5.01%, 06/17/2019 ■	621
	Countrywide Asset-Backed Certificates
15,720	0.48%, 07/25/2037 Δ	2,919
15,820	0.49%, 04/27/2017 Δ	4,330
	Countrywide Home Loans, Inc.
3,071	2.97%, 04/20/2036 Δ	1,498
21,558	6.00%, 10/25/2037	20,055
	CS First Boston Mortgage Securities Corp.
5,767	5.50%, 06/25/2035	5,119
	CW Capital Cobalt Series 2006-C1, Class A4
12,236	5.22%, 08/15/2048	13,515
	DBUBS Mortgage Trust
27,051	1.40%, 01/01/2021 ■►	1,463
5,155	4.54%, 05/12/2021 ■	5,420
	First Franklin Mortgage Loan Asset Backed
14,867	0.49%, 04/25/2036 Δ	5,855
	First Horizon Alternative Mortgage Securities
16,367	2.55%, 04/25/2036 Δ	9,578
22,798	2.58%, 09/25/2035 Δ	16,510
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,283
	GE Business Loan Trust
6,661	1.24%, 05/15/2034 ■Δ	2,510
	GMAC Mortgage Corp. Loan Trust
3,291	4.89%, 09/19/2035 Δ	2,790
	Goldman Sachs Mortgage Securities Trust
8,200	3.55%, 04/12/2034 ■	8,477
	GSAMP Trust
2,835	0.37%, 12/25/2036 Δ	1,035
2,900	0.42%, 12/25/2036 Δ	1,068
2,855	0.50%, 12/25/2036 Δ	1,052
	GSR Mortgage Loan Trust
14,145	2.70%, 01/25/2036 Δ	9,641
	Indymac Index Mortgage Loan Trust
3,319	0.37%, 07/25/2036 Δ	1,748
3,645	2.52%, 01/25/2036 Δ	2,790
2,132	2.63%, 08/25/2035 Δ	1,181
13,106	2.82%, 03/25/2036 Δ	7,220
	JP Morgan Automotive Receivable Trust
82	12.85%, 04/15/2012 ■	81
	JP Morgan Chase Commercial Mortgage Securities Corp.
8,400	3.91%, 05/05/2022 ■Δ	8,613
12,745	5.34%, 05/15/2047 ‡	14,100
6,876	5.46%, 01/12/2043 Δ	7,504
5,880	5.59%, 06/12/2041 Δ	6,291
8,047	6.07%, 02/12/2051	8,514
	JP Morgan Mortgage Trust
3,975	5.01%, 09/25/2035 Δ	3,353

The accompanying notes are an integral part of these financial statements.

5

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.4% - (continued)
Finance and Insurance - 11.4% - (continued)
	Real Estate Credit (Mortgage Banking) - 9.8% - (continued)
	LB-UBS Commercial Mortgage Trust
$13,905	5.43%, 02/15/2040	$15,522
	Lehman Brothers Small Balance Commercial
2,206	5.52%, 09/25/2030 ■	1,852
209	5.62%, 09/25/2036 ■	211
	Merrill Lynch Mortgage Investors Trust
12,695	0.51%, 03/25/2037 Δ	4,512
1,890	2.78%, 07/25/2035 Δ	1,295
2,839	5.59%, 03/25/2036 Δ	1,644
	Merrill Lynch Mortgage Trust
5,135	5.20%, 09/12/2042	5,593
	Merrill Lynch/Countrywide Commercial Mortgage Trust
6,925	5.38%, 08/12/2048	7,496
17,210	5.75%, 06/12/2050 ‡Δ	18,526
	Morgan Stanley ABS Capital I
1,556	0.31%, 12/25/2036 Δ	844
	Morgan Stanley Capital I
102,584	1.14%, 09/15/2047 ■►	3,796
17,025	5.69%, 04/15/2049 Δ	18,738
	National Credit Union Administration
4,586	1.84%, 10/07/2020 Δ	4,643
	Nationstar Home Equity Loan Trust
13,475	0.43%, 06/25/2037 Δ	5,858
	Option One Mortgage Loan Trust
2,455	0.50%, 03/25/2037 Δ	879
	Residential Asset Securities Corp.
15,170	0.49%, 08/25/2036 Δ	3,235
	Residential Funding Mortgage Securities, Inc.
1,935	6.00%, 07/25/2037	1,684
	Securitized Asset Backed Receivables LLC
1,930	0.34%, 07/25/2036 Δ	651
9,725	0.40%, 12/25/2036 Δ	3,766
1,951	0.49%, 07/25/2036 Δ	679
	Soundview Home Equity Loan Trust, Inc.
3,900	0.43%, 07/25/2037 Δ	1,419
7,820	0.50%, 06/25/2036 Δ	3,295
15,460	0.53%, 05/25/2036 Δ	6,317
	Structured Adjustable Rate Mortgage Loan Trust
1,921	0.55%, 09/25/2034 Δ	1,376
18,127	2.57%, 02/25/2036 Δ	10,708
	UBS-Barclays Commercial Mortgage Trust
6,360	3.53%, 05/10/2063 ☼	6,487
	Wachovia Bank Commercial Mortgage Trust
11,450	5.77%, 07/15/2045 ╦Δ	12,903
	Wells Fargo Alternative Loan Trust
8,368	6.25%, 11/25/2037	7,551
	Wells Fargo Mortgage Backed Securities Trust
2,759	2.62%, 07/25/2036 Δ	2,069
3,237	5.18%, 10/25/2035 Δ	3,108
		418,584
		488,865
	Total asset & commercial mortgage backed securities
	(cost $490,267)	$488,865

CORPORATE BONDS - 32.0%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$680	5.75%, 07/01/2022	$711
	Wynn Las Vegas LLC
1,185	5.38%, 03/15/2022 ■	1,191
4,910	7.75%, 08/15/2020	5,438
		7,340
Administrative Waste Management and Remediation - 0.0%
	Other Support Services - 0.0%
	Iron Mountain, Inc.
1,215	7.75%, 10/01/2019	1,312

Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	US Airways Group, Inc.
978	6.25%, 04/22/2023	1,026

Apparel Manufacturing - 0.1%
	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
690	6.38%, 12/15/2020	726
	Phillips Van-Heusen Corp.
1,950	7.38%, 05/15/2020	2,160
		2,886
Arts, Entertainment and Recreation - 2.2%
	Cable and Other Subscription Programming - 1.2%
	CCO Holdings LLC
275	7.38%, 06/01/2020	302
	Comcast Corp.
6,880	3.13%, 07/15/2022 ☼	6,912
100	10.63%, 07/15/2012	101
	DirecTV Holdings LLC
9,880	3.80%, 03/15/2022	9,992
4,200	5.00%, 03/01/2021	4,614
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033 ‡	11,074
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,561
3,800	6.10%, 07/15/2040	4,372
3,965	6.25%, 03/29/2041	4,610
	UnityMedia Hessen GmbH & Co.
696	8.13%, 12/01/2017 ■	748
	Viacom, Inc.
3,440	3.13%, 06/15/2022	3,444

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Arts, Entertainment and Recreation - 2.2% - (continued)
	Cable and Other Subscription Programming - 1.2% - (continued)
	Virgin Media Finance plc
$2,370	5.25%, 02/15/2022	$2,424
1,080	9.50%, 08/15/2016	1,204
		52,358
	Data Processing, Hosting, and Related Services - 0.1%
	Fidelity National Information Services, Inc.
1,575	5.00%, 03/15/2022 ■	1,603

	Motion Picture and Video Industries - 0.0%
	NAI Entertainment Holdings LLC
813	8.25%, 12/15/2017 ■	898
	National CineMedia LLC
160	6.00%, 04/15/2022 ■	163
		1,061
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Cenveo, Inc.
1,600	8.88%, 02/01/2018	1,432
	News America, Inc.
5,500	6.15%, 03/01/2037	6,232
		7,664
	Radio and Television Broadcasting - 0.7%
	CBS Corp.
8,500	3.38%, 03/01/2022	8,468
5,000	8.20%, 05/15/2014	5,661
	Liberty Media Corp.
4,047	8.25%, 02/01/2030	4,158
	NBC Universal Media LLC
4,665	5.15%, 04/30/2020 ‡	5,356
3,390	5.95%, 04/01/2041 ‡	4,002
	Videotron Ltee
3,761	5.00%, 07/15/2022 ■	3,817
		31,462
		94,148
Beverage and Tobacco Product Manufacturing - 1.0%
	Beverage Manufacturing - 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
8,890	7.75%, 01/15/2019 ‡	11,742
	Constellation Brands, Inc.
3,955	6.00%, 05/01/2022 ‡	4,251
5,535	7.25%, 05/15/2017 ‡	6,331
	Molson Coors Brewing Co.
1,920	3.50%, 05/01/2022	1,971
	Pernod-Ricard S.A.
8,665	2.95%, 01/15/2017 ■‡	8,771
		33,066
	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
4,440	10.20%, 02/06/2039 ‡	7,223

		40,289
Chemical Manufacturing - 0.8%
	Agricultural Chemical Manufacturing - 0.1%
	Yara International ASA
3,445	7.88%, 06/11/2019 ■	4,315

	Basic Chemical Manufacturing - 0.6%
	Dow Chemical Co.
4,000	4.25%, 11/15/2020	4,339
13,145	8.55%, 05/15/2019	17,484
	LyondellBasell Industries N.V.
4,670	6.00%, 11/15/2021 ■	5,126
		26,949
	Other Chemical and Preparation Manufacturing - 0.1%
	Ecolab, Inc.
3,980	4.35%, 12/08/2021	4,411

		35,675
Computer and Electronic Product Manufacturing - 0.5%
	Communications Equipment Manufacturing - 0.1%
	Nextel Communications, Inc.
1,060	7.38%, 08/01/2015	1,061

	Computer and Peripheral Equipment Manufacturing - 0.4%
	Hewlett-Packard Co.
7,860	2.35%, 03/15/2015	7,983
	Seagate HDD Cayman
6,495	6.88%, 05/01/2020 ‡	6,982
2,460	7.75%, 12/15/2018	2,721
		17,686
	Navigational, Measuring and Control Instruments - 0.0%
	Esterline Technologies Corp.
200	7.00%, 08/01/2020	220

		18,967
Construction - 0.1%
	Residential Building Construction - 0.1%
	Centex Corp.
3,140	6.50%, 05/01/2016	3,391
	D.R. Horton, Inc.
1,245	6.50%, 04/15/2016	1,348
	Pulte Homes, Inc.
800	7.88%, 06/15/2032	760
		5,499
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.2%
	Ball Corp.
4,200	5.00%, 03/15/2022 ‡	4,368
2,330	6.75%, 09/15/2020	2,563
		6,931
	Other Fabricated Metal Product Manufacturing - 0.0%
	Crown Americas, Inc.
300	6.25%, 02/01/2021	328
	Masco Corp.
575	5.95%, 03/15/2022	592
		920
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
805	5.63%, 05/01/2019	831

		8,682

The accompanying notes are an integral part of these financial statements.

7

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Finance and Insurance - 12.8%
	Captive Auto Finance - 0.4%
	Ford Motor Credit Co.
$12,925	2.75%, 05/15/2015	$13,030
2,975	6.63%, 08/15/2017	3,384
850	12.00%, 05/15/2015	1,056
		17,470
	Commercial Banking - 0.8%
	American Express Centurion Bank
5,337	5.95%, 06/12/2017 ‡	6,208
	Barclays Bank plc
10,500	6.05%, 12/04/2017 ■‡	10,610
	HSBC Bank USA
4,011	2.38%, 02/13/2015	4,057
	Nordea Bank AB
9,345	2.25%, 03/20/2015 ■‡	9,379
	Rabobank Netherlands
2,297	11.00%, 06/30/2019 ■♠	2,889
	Santander Holdings USA
3,006	4.63%, 04/19/2016	2,905
		36,048
	Depository Credit Banking - 3.1%
	Bank of America Capital II
2,610	8.00%, 12/15/2026 ‡	2,670
	Bank of America Corp.
8,840	5.65%, 05/01/2018 ‡	9,452
8,165	5.75%, 12/01/2017 ‡	8,714
4,000	5.88%, 01/05/2021	4,367
11,395	6.50%, 08/01/2016 ‡	12,513
3,700	7.63%, 06/01/2019 ‡	4,351
	Citigroup, Inc.
5,700	4.45%, 01/10/2017 ‡	5,975
1,550	4.50%, 01/14/2022 ☼	1,601
15,351	4.59%, 12/15/2015 ‡	16,058
4,102	6.13%, 08/25/2036	4,035
8,900	6.63%, 06/15/2032 ‡	9,280
900	6.88%, 03/05/2038	1,101
4,839	8.50%, 05/22/2019 ‡	5,976
	HSBC Holdings plc
7,000	4.00%, 03/30/2022	7,269
5,500	6.80%, 06/01/2038	6,299
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,602
2,924	6.88%, 04/01/2018	3,488
	Wells Fargo & Co.
10,000	2.10%, 05/08/2017	10,022
9,000	4.60%, 04/01/2021 ╦	10,041
	Wells Fargo Bank NA
8,015	0.68%, 05/16/2016 Δ	7,643
		133,457
	Insurance Carriers - 1.5%
	American International Group, Inc.
2,593	3.65%, 01/15/2014 ‡	2,649
8,880	3.80%, 03/22/2017 ‡	9,052
3,295	4.88%, 06/01/2022	3,371
	Cigna Corp.
12,903	2.75%, 11/15/2016 ‡	13,294
	Massachusetts Mutual Life Insurance Co.
2,993	8.88%, 06/01/2039 ■	4,289
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■‡	4,420
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■‡	7,795
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	8,068
	UnitedHealth Group, Inc.
9,225	2.88%, 03/15/2022 ╦	9,320
		62,258
	International Trade Financing (Foreign Banks) - 0.2%
	Royal Bank of Scotland plc
5,000	3.95%, 09/21/2015 ‡	5,093
	Standard Chartered plc
3,752	3.20%, 05/12/2016 ■	3,835
		8,928
	Monetary Authorities - Central Bank - 0.6%
	ABN Amro Bank N.V.
5,615	4.25%, 02/02/2017 ■╦	5,717
	Lloyds Banking Group plc
8,335	4.38%, 01/12/2015 ■	8,608
	Santander U.S. Debt S.A.
10,100	3.72%, 01/20/2015 ■‡	9,394
		23,719
	Nondepository Credit Banking - 1.6%
	Ally Financial, Inc.
2,085	5.50%, 02/15/2017 ‡	2,118
1,255	7.50%, 09/15/2020 ‡	1,410
	Capital One Financial Corp.
3,000	3.15%, 07/15/2016	3,107
2,000	4.75%, 07/15/2021	2,182
4,000	6.15%, 09/01/2016 ‡	4,472
	CIT Group, Inc.
45	5.00%, 05/15/2017	46
75	5.38%, 05/15/2020	77
2,593	5.50%, 02/15/2019 ■	2,664
1,175	6.63%, 04/01/2018 ■	1,266
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022 ■	6,245
	General Electric Capital Corp.
10,029	4.38%, 09/16/2020 ‡	10,850
4,500	5.30%, 02/11/2021	5,051
10,990	5.63%, 05/01/2018	12,633
	Provident Funding Associates L.P.
1,901	10.25%, 04/15/2017 ■	1,982
	SLM Corp.
10,995	7.25%, 01/25/2022	11,627
3,755	8.45%, 06/15/2018	4,206
		69,936
	Other Financial Investment Activities - 0.8%
	BAE Systems Holdings, Inc.
4,154	5.20%, 08/15/2015 ■‡	4,519
	BP Capital Markets plc
2,165	1.85%, 05/05/2017 ‡	2,187
8,420	2.25%, 11/01/2016 ‡	8,671
	Fresenius U.S. Finance II
596	9.00%, 07/15/2015 ■	685
	State Street Corp.
7,610	4.96%, 03/15/2018	8,150

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Finance and Insurance - 12.8% - (continued)
	Other Financial Investment Activities - 0.8% - (continued)
	Xstrata Finance Canada Corp.
$6,375	3.60%, 01/15/2017 ■	$6,566
3,825	4.95%, 11/15/2021 ■	3,952
		34,730
	Other Investment Pools and Funds - 0.2%
	Fibria Overseas Finance Ltd.
3,875	7.50%, 05/04/2020 ■	4,011
	Ineos Finance plc
649	8.38%, 02/15/2019 ■	671
1,780	9.00%, 05/15/2015 ■	1,878
		6,560
	Real Estate Investment Trust (REIT) - 0.4%
	DuPont Fabros Technology L.P.
1,900	8.50%, 12/15/2017	2,090
	HCP, Inc.
5,284	3.75%, 02/01/2016	5,495
	Health Care REIT, Inc.
4,802	3.63%, 03/15/2016	4,936
	Host Hotels & Resorts L.P.
5,900	6.00%, 11/01/2020	6,402
		18,923
	Securities and Commodity Contracts and Brokerage - 3.2%
	Goldman Sachs Group, Inc.
10,955	5.75%, 01/24/2022	11,564
6,637	6.00%, 06/15/2020	7,086
4,400	6.45%, 05/01/2036	4,291
6,700	6.75%, 10/01/2037	6,566
	JP Morgan Chase & Co.
19,095	3.15%, 07/05/2016 ‡	19,637
12,145	4.35%, 08/15/2021 ‡	12,818
4,000	4.50%, 01/24/2022	4,309
13,196	4.75%, 03/01/2015 ‡	14,128
6,375	6.00%, 01/15/2018	7,318
	Merrill Lynch & Co., Inc.
12,775	6.05%, 05/16/2016 ‡	13,208
	Morgan Stanley
13,455	3.80%, 04/29/2016 ‡	13,035
18,500	6.25%, 08/28/2017 ‡	19,096
	UBS AG Stamford CT
4,535	2.25%, 01/28/2014	4,558
		137,614
		549,643
Food Manufacturing - 0.4%
	Other Food Manufacturing - 0.2%
	Kraft Foods, Inc.
6,595	3.50%, 06/06/2022 ■	6,768

	Sugar and Confectionery Product Manufacturing - 0.2%
	William Wrigley Jr. Co.
10,070	3.70%, 06/30/2014 ■	10,404

		17,172
Health Care and Social Assistance - 1.8%
	General Medical and Surgical Hospitals - 0.5%
	HCA, Inc.
2,135	7.25%, 09/15/2020	2,348
4,997	7.50%, 11/15/2095	3,998
1,140	8.50%, 04/15/2019	1,277
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	5,429
	Tenet Healthcare Corp.
5,969	6.25%, 11/01/2018	6,312
2,955	8.88%, 07/01/2019	3,317
		22,681
	Health and Personal Care Stores - 0.2%
	CVS Caremark Corp.
8,183	8.35%, 07/10/2031 ■‡	10,705

	Offices and Physicians - 0.1%
	Partners Healthcare Systems
2,815	3.44%, 07/01/2021	2,913

	Pharmaceutical and Medicine Manufacturing - 1.0%
	Amgen, Inc.
6,500	2.13%, 05/15/2017	6,576
	Aristotle Holding, Inc.
7,610	2.10%, 02/12/2015 ■‡	7,684
8,840	3.50%, 11/15/2016 ■‡	9,307
5,962	3.90%, 02/15/2022 ■‡	6,180
	Gilead Sciences, Inc.
9,439	4.40%, 12/01/2021	10,419
	Valeant Pharmaceuticals International
920	6.75%, 08/15/2021 ■	902
1,280	7.25%, 07/15/2022 ■	1,283
		42,351
		78,650
Information - 3.1%
	Cable and Other Program Distribution - 0.8%
	CCO Holdings LLC
10,860	6.63%, 01/31/2022 ‡	11,620
	CSC Holdings LLC
768	6.75%, 11/15/2021 ■	818
	CSC Holdings, Inc.
2,260	7.63%, 07/15/2018	2,526
	DISH DBS Corp.
6,030	5.88%, 07/15/2022 ■	6,090
4,730	7.88%, 09/01/2019	5,452
	Rogers Cable, Inc.
1,745	8.75%, 05/01/2032	2,503
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,911
		33,920
	Data Processing Services - 0.0%
	Audatex North America, Inc.
651	6.75%, 06/15/2018 ■	685

	Satellite Telecommunications - 0.1%
	Hughes Satelite Systems
2,050	6.50%, 06/15/2019	2,178
	Intelsat Jackson Holdings S.A.
2,665	8.50%, 11/01/2019	2,951
		5,129

The accompanying notes are an integral part of these financial statements.

9

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Information - 3.1% - (continued)
	Telecommunications - Other - 0.7%
	Sprint Nextel Corp.
$3,745	7.00%, 03/01/2020 ■	$3,895
1,306	9.00%, 11/15/2018 ■	1,459
	Telecom Italia Capital
2,850	7.18%, 06/18/2019	2,836
214	7.72%, 06/04/2038	187
	Telefonica Emisiones SAU
11,220	3.99%, 02/16/2016 ‡	10,031
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,100
	UPCB Finance VI Ltd.
3,070	6.88%, 01/15/2022 ■	3,131
	Vivendi S.A.
8,080	2.40%, 04/10/2015 ■	8,000
		30,639
	Telecommunications - Wired Carriers - 1.0%
	AT&T, Inc.
6,550	5.35%, 09/01/2040 ╦	7,517
5,500	5.50%, 02/01/2018 ‡	6,536
	Deutsche Telekom International Finance B.V.
13,315	3.13%, 04/11/2016 ■	13,772
	Paetec Holding Corp.
698	9.88%, 12/01/2018	780
	SBA Telecommunications
1,940	8.25%, 08/15/2019	2,124
	UnityMedia GmbH
1,269	7.50%, 03/15/2019 ■	1,345
	Videotron Ltee
915	9.13%, 04/15/2018	1,002
	Windstream Corp.
1,625	7.50%, 04/01/2023	1,666
1,475	7.75%, 10/15/2020	1,563
4,356	7.88%, 11/01/2017	4,748
		41,053
	Telecommunications - Wireless Carriers - 0.3%
	Cricket Communications, Inc.
3,725	7.75%, 05/15/2016	3,953
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,883
3,656	7.25%, 10/15/2035	3,684
	Trilogy International Partners LLC
774	10.25%, 08/15/2016 ■	631
		13,151
	Wireless Communications Services - 0.2%
	Verizon Communications, Inc.
2,480	3.50%, 11/01/2021 ╦	2,641
3,400	6.40%, 02/15/2038	4,415
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,971
		9,027
		133,604
Machinery Manufacturing - 0.3%
	Agriculture, Construction, Mining and Machinery - 0.3%
	Case New Holland, Inc.
9,901	7.88%, 12/01/2017	11,436

Mining - 0.6%
	Coal Mining - 0.2%
	Consol Energy, Inc.
925	8.00%, 04/01/2017	960
	Peabody Energy Corp.
1,370	6.00%, 11/15/2018 ■	1,363
3,150	6.50%, 09/15/2020	3,189
3,850	7.38%, 11/01/2016	4,235
		9,747
	Metal Ore Mining - 0.2%
	Rio Tinto Finance USA Ltd.
2,965	9.00%, 05/01/2019 ‡	4,054
	Teck Resources Ltd.
3,758	10.75%, 05/15/2019	4,519
		8,573
	Nonmetallic Mineral Mining and Quarrying - 0.2%
	FMG Resources Pty Ltd.
6,340	6.00%, 04/01/2017 ■	6,372
1,299	7.00%, 11/01/2015 ■	1,325
691	8.25%, 11/01/2019 ■	732
		8,429
		26,749
Miscellaneous Manufacturing - 0.6%
	Aerospace Product and Parts Manufacturing - 0.4%
	BE Aerospace, Inc.
201	5.25%, 04/01/2022	207
1,884	6.88%, 10/01/2020	2,082
	Bombardier, Inc.
4,540	7.75%, 03/15/2020 ■	5,051
	Textron, Inc.
5,175	4.63%, 09/21/2016	5,586
	United Technologies Corp.
4,485	3.10%, 06/01/2022	4,699
		17,625
	Other Miscellaneous Manufacturing - 0.2%
	Owens-Brockway Glass Container, Inc.
2,690	7.38%, 05/15/2016	2,999
	Reynolds Group Issuer, Inc.
4,875	7.88%, 08/15/2019 ■	5,278
1,525	9.75%, 04/15/2019 ■	1,521
		9,798
		27,423
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle and Parts Manufacturing - 0.1%
	TRW Automotive, Inc.
3,800	7.25%, 03/15/2017 ■	4,341

	Motor Vehicle Manufacturing - 0.0%
	Ford Motor Co.
1,380	7.50%, 08/01/2026	1,601

		5,942
Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance
1,985	7.38%, 10/15/2017 ■	2,109
	Silgan Holdings, Inc.
5,315	5.00%, 04/01/2020 ■‡	5,435
		7,544

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Petroleum and Coal Products Manufacturing - 2.1%
	Natural Gas Distribution - 0.1%
	Sempra Energy
$5,218	6.50%, 06/01/2016 ‡	$6,139

	Oil and Gas Extraction - 1.4%
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017 ‡	4,141
	Chesapeake Energy Corp.
2,178	6.88%, 08/15/2018	2,167
	CNOOC Finance 2012 Ltd.
5,215	3.88%, 05/02/2022 ■‡	5,394
	Continental Resources, Inc.
2,100	5.00%, 09/15/2022 ■	2,131
	Everest Acquisition LLC
3,023	9.38%, 05/01/2020 ■	3,132
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017 ■	1,801
	Hornbeck Offshore Services, Inc.
3,595	5.88%, 04/01/2020 ■	3,568
	Newfield Exploration Co.
5,880	5.75%, 01/30/2022 ‡	6,145
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035 ‡	7,384
	Petrobras International Finance Co.
2,500	2.88%, 02/06/2015	2,537
4,120	3.88%, 01/27/2016	4,254
2,815	5.38%, 01/27/2021	3,034
10,275	5.75%, 01/20/2020 ‡	11,240
	Range Resources Corp.
1,950	6.75%, 08/01/2020	2,116
		59,044
	Petroleum and Coal Products Manufacturing - 0.2%
	Alpha Natural Resources, Inc.
1,161	6.00%, 06/01/2019	990
	Valero Energy Corp.
4,791	9.38%, 03/15/2019	6,296
		7,286
	Support Activities For Mining - 0.4%
	Transocean, Inc.
11,630	1.50%, 12/15/2037۞╦	11,572
4,375	6.38%, 12/15/2021	5,004
		16,576
		89,045
Pipeline Transportation - 0.5%
	Pipeline Transportation of Natural Gas - 0.5%
	El Paso Corp.
2,075	7.00%, 06/15/2017	2,354
1,602	7.80%, 08/01/2031	1,798
	Energy Transfer Equity L.P.
6,377	7.50%, 10/15/2020	6,999
	Kinder Morgan Energy Partners L.P.
5,735	6.85%, 02/15/2020	6,886
	Kinder Morgan Finance Co.
3,980	6.00%, 01/15/2018 ■	4,139
	Markwest Energy
680	6.25%, 06/15/2022	700
		22,876
Primary Metal Manufacturing - 0.3%
	Iron, Steel Mills and Ferroalloy Manufacturing - 0.3%
	ArcelorMittal
3,725	9.00%, 02/15/2015 ‡	4,186
7,025	9.85%, 06/01/2019 ‡	8,360
		12,546
Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.1%
	Lamar Media Corp.
2,080	5.88%, 02/01/2022 ■	2,132

Real Estate, Rental and Leasing - 0.5%
	Automotive Equipment Rental and Leasing - 0.0%
	Ashtead Capital, Inc.
255	6.50%, 07/15/2022 ■☼	255
	United Rental Financing Escrow Corp.
139	5.75%, 07/15/2018 ■	144
		399
	General Rental Centers - 0.2%
	ERAC USA Finance Co.
6,130	6.38%, 10/15/2017 ■	7,165

	Industrial Machinery and Equipment Rental and Leasing - 0.3%
	International Lease Finance Corp.
12,905	5.88%, 04/01/2019	12,917
1,597	8.88%, 09/01/2017	1,801
		14,718
		22,282
Retail Trade - 1.1%
	Automobile Dealers - 0.1%
	AutoNation, Inc.
2,685	5.50%, 02/01/2020 ‡	2,766

	Automotive Parts, Accessories, and Tire Stores - 0.4%
	AutoZone, Inc.
16,810	3.70%, 04/15/2022 ‡	17,314

	Building Material and Supplies Dealers - 0.0%
	Building Materials Corp.
1,186	7.50%, 03/15/2020 ■	1,287

	Clothing Stores - 0.0%
	Ltd. Brands, Inc.
866	5.63%, 02/15/2022	892

	Direct Selling Establishments - 0.2%
	Amerigas Partners L.P.
1,554	6.25%, 08/20/2019	1,562
	Energy Transfer Partners
6,110	6.50%, 02/01/2042	6,547
		8,109
	Electronic Shopping and Mail-Order Houses - 0.1%
	QVC, Inc.
3,760	7.50%, 10/01/2019 ■	4,174

	Grocery Stores - 0.2%
	Ahold Lease USA, Inc.
8,202	8.62%, 01/02/2025 ‡	10,088

The accompanying notes are an integral part of these financial statements.

11

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 32.0% - (continued)
Retail Trade - 1.1% - (continued)
	Jewelry, Luggage, and Leather Goods Stores - 0.0%
	Liz Claiborne, Inc.
$1,415	10.50%, 04/15/2019 ■	$1,574

	Other Miscellaneous Store Retailers - 0.1%
	Sally Holdings LLC
1,515	5.75%, 06/01/2022	1,585

		47,789
Transportation Equipment Manufacturing - 0.1%
	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
3,925	6.88%, 03/15/2018	4,092

Utilities - 1.7%
	Electric Generation, Transmission and Distribution - 1.7%
	AES (The) Corp.
890	9.75%, 04/15/2016	1,055
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,283
	Calpine Corp.
4,202	7.50%, 02/15/2021 ■	4,538
695	7.50%, 02/15/2021 §	751
2,314	7.88%, 01/15/2023 ■	2,522
	Carolina Power & Light Co.
3,865	4.10%, 05/15/2042	4,031
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015 ‡	8,424
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018 ‡	7,051
	Dolphin Subsidiary II, Inc.
8,795	7.25%, 10/15/2021 ■	9,762
	Dominion Resources, Inc.
2,800	4.90%, 08/01/2041	3,164
	Intergen N.V.
1,105	9.00%, 06/30/2017 ■	1,083
	LG & E & KU Energy LLC
7,190	2.13%, 11/15/2015	7,172
	MidAmerican Energy Holdings Co.
8,665	8.48%, 09/15/2028 ‡	12,655
	Pacific Gas & Electric Co.
6,208	8.25%, 10/15/2018 ‡	8,368
		72,859
Wholesale Trade - 0.6%
	Beer, Wine, Distilled Alcoholic Bev Wholesalers - 0.5%
	SABMiller Holdings, Inc.
8,140	2.45%, 01/15/2017 ■‡	8,390
8,065	3.75%, 01/15/2022 ■‡	8,577
2,344	4.95%, 01/15/2042 ■	2,594
		19,561
	Paper and Paper Product Merchant Wholesalers - 0.1%
	International Paper Co.
3,470	4.75%, 02/15/2022	3,788

		23,349
	Total corporate bonds
	(cost $1,306,340)	$1,370,957

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Mexico - 0.2%
	United Mexican States
$7,260	4.75%, 03/08/2044	$7,823

	Qatar - 0.1%
	Qatar (State of)
3,800	3.13%, 01/20/2017 ■	3,961

	Russia - 0.2%
	Russian Federation Government
10,200	3.25%, 04/04/2017 ■‡	10,264

	Total foreign government obligations
	(cost $21,110)	$22,048

MUNICIPAL BONDS - 1.4%
	General Obligations - 0.7%
	California State GO
$3,180	7.50%, 04/01/2034	$3,973
2,770	7.60%, 11/01/2040	3,602
	California State GO, Taxable
10,720	7.55%, 04/01/2039 ‡	13,785
	Oregon State GO
7,325	4.76%, 06/30/2028	8,583
		29,943
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
2,270	5.79%, 11/01/2041	3,067

	Miscellaneous - 0.1%
	Colorado State Bridge Enterprise Rev
4,000	6.08%, 12/01/2040	5,194

	Tax Allocation - 0.0%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	266

	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
10,065	6.64%, 04/01/2057	11,677

	Utilities - Water and Sewer - 0.2%
	San Franciso City & County, CA, Public Utilities
8,520	6.00%, 11/01/2040 ‡	10,422

	Total municipal bonds
	(cost $54,526)	$60,569

SENIOR FLOATING RATE INTERESTS♦ - 0.6%
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$1,747	4.25%, 11/29/2013	$1,712

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 0.6% - (continued)
Arts, Entertainment and Recreation - 0.1%
	Cable and Other Subscription Programming - 0.1%
	Kabel Deutschland Holding AG
$2,135	4.25%, 02/01/2019	$2,118

Finance and Insurance - 0.2%
	Captive Auto Finance - 0.2%
	Chrysler Group LLC
7,882	6.00%, 05/24/2017	7,931

	Insurance Carriers - 0.0%
	Asurion Corp., Second Lien Term Loan
1,176	9.00%, 05/24/2019	1,197

	Other Financial Investment Activities - 0.0%
	BNY ConvergEX Group LLC
735	8.75%, 12/17/2017	695

		9,823
Information - 0.1%
	Cable and Other Program Distribution - 0.1%
	WideOpenWest Finance LLC, Second Lien Term Loan
5,623	6.50%, 06/29/2015 Þ	5,575

Retail Trade - 0.1%
	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	EB Sports Corp.
5,191	11.50%, 12/31/2015 Þ	5,087

	Total senior floating rate interests
	(cost $24,191)	$24,315

U.S. GOVERNMENT AGENCIES - 61.3%
	Federal Home Loan Mortgage Corporation - 5.9%
$76,507	0.41%, 10/25/2020 ►	$1,633
33,661	2.01%, 08/25/2018 ►	3,405
22,224	4.00%, 08/01/2025	23,820
144,380	5.50%, 10/01/2018 - 06/01/2041 ‡	157,308
40,332	6.00%, 04/01/2017 - 11/01/2037	44,535
11,220	6.17%, 05/15/2037 ►	1,773
47,994	6.23%, 01/15/2041 ►	6,936
20,416	6.41%, 12/15/2036 ►	3,694
6,279	6.50%, 07/01/2031 - 08/01/2038	7,041
6	7.50%, 09/01/2029 - 11/01/2031	7
		250,152
	Federal National Mortgage Association - 32.4%
253,400	3.00%, 07/15/2027 ☼	265,476
374,583	3.50%, 11/01/2026 - 07/15/2041 ☼	393,912
305,441	4.00%, 06/01/2025 - 10/01/2041 ☼	326,424
36,894	4.50%, 09/01/2024 - 08/01/2040	39,934
180,685	5.00%, 02/01/2018 - 07/15/2041 ☼	196,199
78,230	5.50%, 12/01/2013 - 01/01/2037	85,982
15,950	5.95%, 11/25/2039 ►	3,194
56,237	6.00%, 11/01/2012 - 07/15/2041 ☼	62,107
21,921	6.33%, 10/25/2036 ►	3,417
32,832	6.33%, 09/25/2040 Δ	5,664
43	6.50%, 11/01/2014 - 07/01/2032	47
1,400	7.00%, 02/01/2016 - 10/01/2037	1,630
492	7.50%, 11/01/2015 - 05/01/2032	577
2	8.00%, 04/01/2032	2
		1,384,565
	Government National Mortgage Association - 23.0%
87,500	3.00%, 08/15/2042 ☼	90,631
95,300	3.50%, 07/15/2041 ☼	101,926
167,406	4.00%, 07/20/2040 - 01/15/2041 ‡	183,130
332,187	4.50%, 08/15/2033 - 09/15/2041 ☼	366,181
98,438	5.00%, 08/15/2039 - 09/20/2040 ‡	109,112
79,186	5.50%, 03/15/2033 - 07/15/2040 ☼	87,962
33,953	6.00%, 12/15/2031 - 06/15/2041	38,178
7,875	6.50%, 06/15/2028 - 09/15/2032	9,172
22	7.00%, 06/20/2030 - 08/15/2031	27
4	8.50%, 11/15/2024	5
		986,324
	Total U.S. government agencies
	(cost $2,566,937)	$2,621,041

U.S. GOVERNMENT SECURITIES - 13.6%
U.S. Treasury Securities - 13.6%
	U.S. Treasury Bonds - 7.3%
$7,550	3.00%, 05/15/2042 ‡	$7,908
60,893	3.13%, 11/15/2041 ‡	65,460
1,309	3.75%, 08/15/2041 ‡	1,579
30,512	4.38%, 05/15/2041 ‡	40,753
59,223	4.75%, 02/15/2041 ‡	83,652
39,291	5.38%, 02/15/2031 ‡	57,254
35,425	6.25%, 05/15/2030 ‡	55,916
		312,522
	U.S. Treasury Notes - 6.3%
763	0.25%, 01/31/2014 ‡	762
1,721	0.38%, 10/31/2012	1,722
3,158	0.88%, 11/30/2016 - 01/31/2017 ‡	3,187
34,319	1.00%, 10/31/2016 □	34,842
33,254	2.00%, 11/15/2021 - 02/15/2022 ‡	34,374
175,000	3.13%, 04/30/2017 ‡	194,852
		269,739
		582,261
	Total U.S. government securities
	(cost $546,581)	$582,261

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Interest Rate Contracts - 0.0%
	EURO 3-Year Mid-Curve
1	Expiration: 12/14/2012, Exercise Rate: 98.00%	$84

	Total put options purchased
	(cost $549)	$84

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.1%
2	US Bancorp	$1,771

The accompanying notes are an integral part of these financial statements.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.1% - (continued)
	Other Diversified Financial Services - 0.0%
10	Citigroup Capital XIII		$280

	Thrifts & Mortgage Finance - 0.0%
330	Federal Home Loan Mortgage Corp.		715

	Total preferred stocks
	(cost $10,144)		$2,766

	Total long-term investments
	(cost $5,020,645)		$5,172,906

SHORT-TERM INVESTMENTS - 9.7%
Repurchase Agreements - 9.7%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
07/02/2012 in the amount of $223,066,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $227,525)
$223,064	0.13%, 06/29/2012		$223,064
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $80,645, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $82,257)
80,644	0.15%, 06/29/2012		80,644
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $21,607, collateralized by U.S. Treasury Note 0.88%, 2016, value of $22,039)
21,606	0.20%, 06/29/2012		21,606
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in
the amount of $63,146, collateralized by
FHLMC 4.00% - 6.00%, 2027 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042, U.S.
Treasury Bond 6.38%, 2027, U.S.
Treasury Note 0.38% - 8.75%, 2012 -
	2017, value of $64,408)
63,146	0.15%, 06/29/2012		63,146
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $22, collateralized by U.S. Treasury Note 1.00%, 2013, value of $23)
22	0.13%, 06/29/2012		22
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $28,454, collateralized by GNMA 4.00%, 2042, value of $29,023)
28,453	0.20%, 06/29/2012		28,453
			416,935
	Total short-term investments
	(cost $416,935)		$416,935

	Total investments
	(cost $5,437,580) ▲	130.6%	$5,589,841
	Other assets and liabilities	(30.6)%	(1,309,012)
	Total net assets	100.0%	$4,280,829

The accompanying notes are an integral part of these financial statements.

14

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $5,458,526 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$173,910
Unrealized Depreciation	(42,595)
Net Unrealized Appreciation	$131,315

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2012.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at June 30, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of June 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $423,631, which represents 9.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $3,034, which represents 0.1% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,327,969 at June 30, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $3,960 was received from broker as collateral in connection with swap contracts. Securities valued at $18,049, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at June 30, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Australian 10-Year Bond Future	470	Short	09/17/2012	$60,351	$60,562	$211
Long Gilt Future	293	Long	09/26/2012	54,658	54,442	216
U.S. Treasury 10-Year Note Future	2,296	Short	09/19/2012	306,229	305,866	(363)
U.S. Treasury 2-Year Note Future	1,085	Long	09/28/2012	238,904	239,007	(103)
U.S. Treasury 30-Year Bond Future	278	Long	09/19/2012	41,135	41,228	(93)
U.S. Treasury 5-Year Note Future	1,404	Long	09/28/2012	174,052	174,047	5
U.S. Treasury CME Ultra Long Term Bond Future	149	Short	09/19/2012	24,860	24,485	(375)
						$(502)

*	The number of contracts does not omit 000's.

Þ	This security may pay interest in additional principal instead of cash.

The accompanying notes are an integral part of these financial statements.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at June 30, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06-1	BCLY	$1,572	Buy	(0.32)%	07/25/45	$889	$852	$(37)
ABX.HE.AAA.06-1	BCLY	7,979	Buy	(0.18)%	07/25/45	743	756	13
ABX.HE.AAA.06-1	BCLY	8,590	Buy	(0.18)%	07/25/45	989	814	(175)
ABX.HE.AAA.06-1	GSC	10,296	Buy	(0.18)%	07/25/45	929	953	24
ABX.HE.PENAAA.06-2	BCLY	14,259	Buy	(0.11)%	05/25/46	3,924	3,711	(213)
ABX.HE.PENAAA.06-2	JPM	1,778	Buy	(0.11)%	05/25/46	467	467	–
ABX.HE.PENAAA.07-2	JPM	2,162	Sell	0.76%	01/25/38	(1,377)	(1,344)	33
Banco Santander S.A.	BCLY	10,100	Buy	(1.00)% / 3.95%	03/20/15	512	750	238
CDX.NA.HY.18	BOA	52,505	Buy	(5.00)%	06/20/17	3,805	1,860	(1,945)
CDX.NA.HY.18	CSI	93,639	Buy	(5.00)%	06/20/17	4,682	3,318	(1,364)
CDX.NA.HY.18	JPM	46,322	Buy	(5.00)%	06/20/17	3,069	1,642	(1,427)
CDX.NA.HY.18.2	GSC	9,925	Buy	(5.00)%	06/20/17	484	352	(132)
CDX.NA.IG.18	GSC	15,350	Sell	1.00%	06/20/17	(112)	(92)	20
CDX.NA.IG.18	MSC	83,715	Sell	1.00%	06/20/17	(586)	(503)	83
CMBX.NA.A.1	DEUT	5,450	Buy	(0.35)%	10/12/52	2,518	2,409	(109)
CMBX.NA.A.1	GSC	2,510	Buy	(0.35)%	10/12/52	1,135	1,109	(26)
CMBX.NA.AA.1	UBS	6,550	Buy	(0.25)%	10/12/52	1,955	1,990	35
CMBX.NA.AA.4	MSC	11,130	Sell	1.65%	02/17/51	(7,009)	(7,299)	(290)
CMBX.NA.AAA.2	DEUT	13,570	Sell	0.07%	03/15/49	(763)	(695)	68
CMBX.NA.AAA.2	UBS	9,655	Sell	0.07%	03/15/49	(514)	(495)	19
CMBX.NA.AAA.3	CSI	1,195	Sell	0.08%	12/13/49	(92)	(91)	1
CMBX.NA.AAA.3	DEUT	18,065	Sell	0.08%	12/13/49	(1,394)	(1,377)	17
CMBX.NA.AAA.3	JPM	32,700	Sell	0.08%	12/13/49	(2,619)	(2,501)	118
CMBX.NA.AAA.3	UBS	14,270	Sell	0.08%	12/13/49	(1,240)	(1,088)	152
CMBX.NA.AAA.5	MSC	6,350	Sell	0.35%	02/15/51	(506)	(483)	23
CMBX.NA.AJ.2	JPM	13,120	Sell	1.09%	03/15/49	(3,235)	(3,262)	(27)
CMBX.NA.AJ.3	UBS	5,475	Sell	1.47%	12/13/49	(2,154)	(2,094)	60
CMBX.NA.AM.3	CSI	3,925	Buy	(0.50)%	12/13/49	795	660	(135)
CMBX.NA.AM.3	MSC	3,925	Buy	(0.50)%	12/13/49	780	660	(120)
CMBX.NA.AM.4	CSI	5,045	Buy	(0.50)%	02/17/51	1,060	986	(74)
CMBX.NA.AM.4	JPM	4,190	Buy	(0.50)%	02/17/51	924	819	(105)
CMBX.NA.AM.4	MSC	12,150	Buy	(0.50)%	02/17/51	2,808	2,373	(435)
CMBX.NA.AM.4	UBS	4,335	Buy	(0.50)%	02/17/51	1,062	847	(215)
Ireland (Republic of)	BCLY	18,815	Sell	1.00% / 5.45%	09/20/17	(3,457)	(3,457)	–
Italy (Republic of)	JPM	12,315	Sell	1.00% / 4.81%	09/20/17	(1,988)	(1,988)	–
ITRX.EUR.17	CSI	70,204	Sell	1.00%	06/20/17	(2,249)	(2,116)	133
ITRX.EUR.17	GSC	13,516	Sell	1.00%	06/20/17	(514)	(407)	107
ITRX.XOV.17	GSC	29,676	Sell	5.00%	06/20/17	(1,950)	(1,805)	145
ITRX.XOV.17	MSC	9,978	Sell	5.00%	06/20/17	(763)	(607)	156
LCDX.NA.18.2	GSC	6,366	Sell	2.50%	06/20/17	(239)	(110)	129
Morgan Stanley	JPM	5,975	Buy	(1.00)% / 3.47%	09/20/16	554	557	3
Pacific Gas & Electric Co.	CSI	7,900	Sell	1.00% / 1.11%	09/20/16	(64)	(34)	30
PrimeX.ARM.1	MSC	3,580	Sell	4.42%	06/25/36	104	162	58
PrimeX.ARM.2	MSC	10,713	Sell	4.58%	12/25/37	(786)	(750)	36
Spain (Kingdom of)	DEUT	7,075	Sell	1.00% / 5.20%	09/20/17	(1,239)	(1,239)	–
Spain (Kingdom of)	GSC	5,910	Sell	1.00% / 5.23%	09/20/17	(1,041)	(1,041)	–
						$(1,703)	$(6,831)	$(5,128)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

16

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on June 30, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at June 30, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CSI	CPURNSA Initial CPI 228.61	2.45% Fixed	$56,120	05/21/22	$–	$288	$288

Foreign Currency Contracts Outstanding at June 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
EUR	GSC	Sell	$227	$224	07/02/2012	$(3)
MXN	GSC	Sell	21,500	20,818	09/19/2012	(682)
MXN	HSBC	Buy	21,500	20,491	09/19/2012	1,009
						$324

Shorts Outstanding at June 30, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 3.00%	$43,400	07/19/2042	$44,452	$(259)
FNMA, 4.50%	93,400	07/15/2040	100,186	(85)
FNMA, 5.50%	142,300	07/15/2040	155,218	(377)
GNMA, 4.00%	106,700	07/15/2040	116,520	(39)
			$416,376	$(760)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

17

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
MXN	Mexican New Peso

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
IDA	Industrial Development Authority Bond

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

18

Hartford Total Return Bond HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$488,865	$–	$412,531	$76,334
Corporate Bonds	1,370,957	–	1,359,588	11,369
Foreign Government Obligations	22,048	–	22,048	–
Municipal Bonds	60,569	–	60,569	–
Preferred Stocks	2,766	995	1,771	–
Put Options Purchased	84	84	–	–
Senior Floating Rate Interests	24,315	–	24,315	–
U.S. Government Agencies	2,621,041	–	2,621,041	–
U.S. Government Securities	582,261	7,908	574,353	–
Short-Term Investments	416,935	–	416,935	–
Total	$5,589,841	$8,987	$5,493,151	$87,703
Credit Default Swaps *	1,701	–	1,701	–
Foreign Currency Contracts *	1,009	–	1,009	–
Futures *	432	432	–	–
Interest Rate Swaps *	288	–	288	–
Total	$3,430	$432	$2,998	$–
Liabilities:
Securities Sold Short	$416,376	$–	$416,376	$–
Total	$416,376	$–	$416,376	$–
Credit Default Swaps *	6,829	–	6,829	–
Foreign Currency Contracts *	685	–	685	–
Futures *	934	934	–	–
Total	$8,448	$934	$7,514	$–

♦	For the six-month period ended June 30, 2012, investments valued at $4,764 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of June 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$24,100	$(3,155)	$3,173	†	$1,070	$72,074	$(17,281)	$—	$(3,647)	$76,334
Corporate Bonds	12,413	105	636	‡	(32)	1,912	(2,238)	—	(1,427)	11,369
Total	$36,513	$(3,050)	$3,809		$1,038	$73,986	$(19,519)	$—	$(5,074)	$87,703

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $(812).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $636.

The accompanying notes are an integral part of these financial statements.

19

Hartford Total Return Bond HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $5,437,580)	$5,589,841
Cash	618
Unrealized appreciation on foreign currency contracts	1,009
Unrealized appreciation on swap contracts	1,989
Receivables:
Investment securities sold	2,350,560
Fund shares sold	2,160
Dividends and interest	29,880
Variation margin	2,032
Swap premiums paid	34,188
Total assets	8,012,277
Liabilities:
Unrealized depreciation on foreign currency contracts	685
Unrealized depreciation on swap contracts	6,829
Bank overdraft - foreign cash	—
Securities sold short, at market value (proceeds $415,616)	416,376
Payables:
Investment securities purchased	3,264,379
Fund shares redeemed	1,585
Collateral received from broker	3,960
Variation margin	1,060
Investment management fees	268
Distribution fees	20
Other liabilities	215
Accrued expenses	180
Swap premiums received	35,891
Total liabilities	3,731,448
Net assets	$4,280,829
Summary of Net Assets:
Capital stock and paid-in-capital	$3,968,456
Undistributed net investment income	238,816
Accumulated net realized loss	(72,929)
Unrealized appreciation of investments and the translations of assets and liabilities denominated in foreign currency	146,486
Net assets	$4,280,829
Shares authorized	5,000,000
Par value	$0.001
Class IA: Net asset value per share	$12.04
Shares outstanding	305,895
Net assets	$3,683,689
Class IB: Net asset value per share	$11.94
Shares outstanding	50,010
Net assets	$597,140

The accompanying notes are an integral part of these financial statements.

20

Hartford Total Return Bond HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$110
Interest	78,035
Total investment income, net	78,145

Expenses:
Investment management fees	9,899
Transfer agent fees	2
Distribution fees - Class IB	767
Custodian fees	7
Accounting services fees	432
Board of Directors' fees	50
Audit fees	18
Other expenses	366
Total expenses	11,541
Net investment income	66,604

Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	117,542
Net realized gain on purchased options	2,249
Net realized loss on futures	(15,275)
Net realized gain on written options	3,080
Net realized loss on swap contracts	(9,836)
Net realized loss on foreign currency contracts	(3,305)
Net realized gain on other foreign currency transactions	18
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	94,473

Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	5,494
Net unrealized depreciation of purchased options	(13,453)
Net unrealized appreciation of securities sold short	302
Net unrealized appreciation of futures	199
Net unrealized appreciation of written options	2,805
Net unrealized depreciation of swap contracts	(7,283)
Net unrealized appreciation of foreign currency contracts	338
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	39
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(11,559)
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	82,914
Net Increase in Net Assets Resulting from Operations	$149,518

The accompanying notes are an integral part of these financial statements.

21

Hartford Total Return Bond HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$66,604	$164,939
Net realized gain on investments, other financial instruments and foreign currency transactions	94,473	114,242
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(11,559)	29,273
Net Increase In Net Assets Resulting From Operations	149,518	308,454
Distributions to Shareholders:
From net investment income
Class IA	—	(8,287)
Class IB	—	(1,420)
Total distributions	—	(9,707)
Capital Share Transactions:
Class IA
Sold	187,627	425,018
Issued on reinvestment of distributions	—	8,287
Redeemed	(351,456)	(997,652)
Total capital share transactions	(163,829)	(564,347)
Class IB
Sold	42,294	103,223
Issued on reinvestment of distributions	—	1,420
Redeemed	(98,448)	(236,649)
Total capital share transactions	(56,154)	(132,006)
Net decrease from capital share transactions	(219,983)	(696,353)
Net Decrease In Net Assets	(70,465)	(397,606)
Net Assets:
Beginning of period	4,351,294	4,748,900
End of period	$4,280,829	$4,351,294
Undistributed (distribution in excess of) net investment income	$238,816	$172,212
Shares:
Class IA
Sold	15,895	38,022
Issued on reinvestment of distributions	—	727
Redeemed	(29,663)	(88,636)
Total share activity	(13,768)	(49,887)
Class IB
Sold	3,601	9,236
Issued on reinvestment of distributions	—	125
Redeemed	(8,374)	(21,185)
Total share activity	(4,773)	(11,824)

The accompanying notes are an integral part of these financial statements.

22

Hartford Total Return Bond HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Total Return Bond HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or

23

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange as of the NYSE Close. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable

24

market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements".

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

25

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value at June 30, 2012	Valuation Technique	Unobservable Input(1)
Asset & Commercial Mortgage Backed Securities	$76,334	Indicative market quotes(2)	Third party indicative quote methodologies can vary significantly
Corporate Bonds	11,369	Indicative market quotes(2)	Third party indicative quote methodologies can vary significantly
Total	$87,703

(1)	Significant changes to any unobservable inputs may result in a significant change to the fair value.
(2)	For investments priced using indicative market quotes, this is the best available estimate of exit value as of June 30, 2012.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statement of Operations.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class.

26

Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed delivery investments as of June 30, 2012.

27

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

In connection with the Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Fund generally enters into TBA commitments with intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. In a TBA roll, the Fund generally purchases or sells the initial TBA commitment prior to the stipulated settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

The Fund may enter into “dollar rolls” in which the Fund sells securities and contracts with the same counterparty to repurchase substantially similar securities (for example, same issuer, coupon and maturity) on a specified future date at an agreed upon price. The Fund gives up the right to receive interest paid on the investments sold. The Fund would benefit to the extent of any differences between the price received for the security and the lower forward price for the future purchase. Dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions are excluded from the Fund’s portfolio turnover rate. The Fund had open dollar roll transactions as of June 30, 2012, as disclosed on the Schedule of Investments, the Statement of Assets and Liabilities and the Statement of Operations.

d)	Senior Floating Rate Interests – The Fund, as shown on the Schedule of Investments, invests in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. The Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The Fund, as shown on the Schedule of Investments, had senior floating rate interests as of June 30, 2012.

e)	Inflation Indexed Bonds – The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive the principal amount until maturity.

f)	Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial

28

mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund, as shown on the  Schedule of Investments, had mortgage related and other asset backed securities as of June 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of June 30, 2012.

b)	Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, this risk is reduced through the use of an FCM. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2012.

29

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The Fund, as shown on the Schedule of Investments, had outstanding purchased options contracts as of June 30, 2012. Transactions involving written options contracts during the six-month period ended June 30, 2012, are summarized below:

Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	196,884,689	$11,916
Written	—	—
Expired	—	—
Closed	(196,884,689)	(11,916)
Exercised	—	—
End of period	—	$—

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	82,185,596	$1,011
Written	550	1,099
Expired	(1,457)	(1,312)
Closed	(82,184,689)	(798)
Exercised	—	—
End of period	—	$—

* The number of contracts does not omit 000's.

d)	Swap Agreements – The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. The Fund enters into credit default, total return, cross-currency, interest rate, inflation and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap agreements are also used to gain exposure to certain markets. In connection with these agreements, investments or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent

30

pricing service are valued in accordance with procedures established by the Company’s Board of Directors, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and some net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Net periodic payments and some upfront payments received or paid by the Fund with regard to interest rate swaps are recorded as increases or decreases to income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements – The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of period end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. The Fund, as shown on the Schedule of Investments, had outstanding credit default swaps as of June 30, 2012.

31

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Agreements – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) or index (e.g., U.S. Consumer Price Index), multiplied by a “notional principal amount”, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is accrued daily as interest income/expense. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When the interest rate swap agreement is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayments rates. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) or by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund, as shown on the Schedule of Investments, had outstanding interest rate swaps as of June 30, 2012.

Total Return Swap Agreements – The Fund may invest in total return swap agreements. An investment in a total return swap allows the Fund to gain or mitigate exposure to underlying referenced securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the price appreciation or depreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying to or receiving from the counterparty seller an agreed-upon rate. A variable rate may be correlated to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap agreement, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. As of June 30, 2012, the Fund did not hold any total return swap agreements.

32

e)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$84	$—	$—	$—	$—	$—	$84
Unrealized appreciation on foreign currency contracts	—	1,009	—	—	—	—	1,009
Unrealized appreciation on swap contracts	288	—	1,701	—	—	—	1,989
Variation margin receivable *	2,032	—	—	—	—	—	2,032
Total	$2,404	$1,009	$1,701	$—	$—	$—	$5,114

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$685	$—	$—	$—	$—	$685
Unrealized depreciation on swap contracts	—	—	6,829	—	—	—	6,829
Variation margin payable *	1,060	—	—	—	—	2,120	1,060
Total	$1,060	$685	$6,829	$—	$—	$2,120	$8,574

*	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation (depreciation) of $(502) as reported in the Schedule of Investments.

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on investments in purchased options	$(3,878)	$6,127	$—	$—	$—	$—	$2,249
Net realized loss on futures	(15,275)	—	—	—	—	—	(15,275)
Net realized gain on written options	1,312	1,768	—	—	—	—	3,080
Net realized gain (loss) on swap contracts	678	—	(10,514)	—	—	—	(9,836)
Net realized loss on foreign currency contracts	—	(3,305)	—	—	—	—	(3,305)
Total	$(17,163)	$4,590	$(10,514)	$—	$—	$—	$(23,087)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of investments in purchased options	$(293)	$(13,160)	$—	$—	$—	$—	$(13,453)
Net change in unrealized appreciation of futures	199	—	—	—	—	—	199
Net change in unrealized appreciation (depreciation) of written options	(140)	2,945	—	—	—	—	2,805
Net change in unrealized appreciation (depreciation) of swap contracts	288	—	(7,571)	—	—	—	(7,283)
Net change in unrealized appreciation of foreign currency contracts	—	338	—	—	—	—	338
Total	$54	$(9,877)	$(7,571)	$—	$—	$—	$(17,394)

33

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests, and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and

34

partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$9,707	$198,500

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$172,216
Accumulated Capital and Other Losses*	(149,977)
Unrealized Appreciation†	140,619
Total Accumulated Earnings	$162,858

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$7,277
Accumulated Net Realized Gain (Loss)	(7,277)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

35

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$149,977
Total	$149,977

During the year ended December 31, 2011, the Fund utilized $113,185 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Effective March 5, 2012, HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. Prior to March 5, 2012, Hartford Investment Management Company was the sub-adviser for the Fund. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate sub-advisers.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $1.5 billion	0.4500%
On next $2.5 billion	0.4450%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

36

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $250 million	0.5250%
On next $250 million	0.5000%
On next $500 million	0.4750%
On next $4 billion	0.4500%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated on a per account basis for providing such services. The amount paid to HASCO can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

37

Hartford Total Return Bond HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$7,273,410
Sales Proceeds Excluding U.S. Government Obligations	6,792,472
Cost of Purchases for U.S. Government Obligations	407,069
Sales Proceeds for U.S. Government Obligations	232,691

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

38

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39

Hartford Total Return Bond HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited) (D)
IA	$11.63	$0.18	$–	$0.23	$0.41	$–	$–	$–	$–	$0.41	$12.04
IB	11.55	0.17	–	0.22	0.39	–	–	–	–	0.39	11.94

For the Year Ended December 31, 2011
IA	10.90	0.44	–	0.31	0.75	(0.02)	–	–	(0.02)	0.73	11.63
IB	10.84	0.42	–	0.31	0.73	(0.02)	–	–	(0.02)	0.71	11.55

For the Year Ended December 31, 2010
IA	10.58	0.45	–	0.34	0.79	(0.47)	–	–	(0.47)	0.32	10.90
IB	10.53	0.44	–	0.31	0.75	(0.44)	–	–	(0.44)	0.31	10.84

For the Year Ended December 31, 2009
IA	9.54	0.46	–	0.98	1.44	(0.40)	–	–	(0.40)	1.04	10.58
IB	9.50	0.46	–	0.95	1.41	(0.38)	–	–	(0.38)	1.03	10.53

For the Year Ended December 31, 2008
IA	11.15	0.62	–	(1.49)	(0.87)	(0.74)	–	–	(0.74)	(1.61)	9.54
IB	11.09	0.67	–	(1.55)	(0.88)	(0.71)	–	–	(0.71)	(1.59)	9.50

For the Year Ended December 31, 2007 (D)
IA	11.24	0.60	–	(0.08)	0.52	(0.61)	–	–	(0.61)	(0.09)	11.15
IB	11.19	0.57	–	(0.09)	0.48	(0.58)	–	–	(0.58)	(0.10)	11.09

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(D)	Per share amounts have been calculated using the average shares method.
(E)	Not annualized.
(F)	Annualized.

40

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers		Ratio of Expenses to Average Net Assets After Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(C)

3.52	%(E)	$3,683,689	0.50	%(F)	0.50	%(F)	3.12	%(F)	2%
3.39	(E)	597,140	0.75	(F)	0.75	(F)	2.87	(F)	–

6.99		3,718,609	0.49		0.49		3.60		107
6.72		632,685	0.74		0.74		3.35		–

7.51		4,026,583	0.50		0.50		3.90		188
7.25		722,317	0.75		0.75		3.65		–

15.01		3,902,957	0.51		0.51		4.67		215
14.72		789,541	0.76		0.76		4.42		–

(7.62)		3,167,919	0.49		0.49		5.54		173
(7.85)		740,580	0.74		0.74		5.27		–

4.67		3,458,709	0.49		0.49		5.27		223
4.41		1,036,331	0.74		0.74		5.01		–

41

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

42

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

43

Hartford Total Return Bond HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

44

Hartford Total Return Bond HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,035.20	$2.53	$1,000.00	$1,022.38	$2.51	0.50%	182	366
Class IB	$1,000.00	$1,033.91	$3.79	$1,000.00	$1,021.13	$3.77	0.75%	182	366

45

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-TRB12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

THE HARTFORD

Hartford Value HLS Fund

2012 Semi Annual Report

June 30, 2012

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

I want to take this opportunity to say thank you for investing in the Hartford HLS Funds. We’ve seen continued market volatility throughout the first half of 2012, and there will likely be continued uncertainty until the Presidential election in November, but we are still optimistic about the markets in 2012.

Market Review

In the first quarter of 2012, the S&P 500 Index turned in its best quarterly performance since the third quarter of 2009. U.S. equities showed signs of improvement as investors focused on improving economic data and strong corporate earnings news and the Federal Reserve’s pledge to keep interest rates low buoyed investors’ appetites.

The second quarter ended on a high note for the stock market—the S&P 500 had its strongest June in more than a decade and the Dow Jones Industrial Average had its best month since October—but those gains weren’t enough to offset losses from April and May, and equities finished the quarter in the red. Although the S&P 500 was -2.75 for the second quarter, it was up 9.49% for the first half of 2012.

Concerns about domestic and European unemployment are having an effect on our economy. The unemployment rate in the euro zone's 17 nations rose to a record 11.1% in May, the highest level since the euro launched as a common currency more than 10 years ago. In the U.S., the labor market has been fickle this year, with job growth starting off strong in the first couple months of 2012 but slowing down in the spring, which has led many to wonder about the status of the economic recovery.

On a positive note, home prices are rising again after falling for more than five years, new and existing home sales are increasing, and home builders are ramping up construction.

The Hartford HLS Funds Expands Relationship with Wellington Management

We’re very pleased that we are expanding our relationship with Wellington Management, which will now serve as the primary sub-adviser for the Hartford HLS Funds including equity, fixed-income,* and asset-allocation funds. One of America’s oldest and largest investment management firms, Wellington Management has resources that span the entire globe, with multiple offices across the U.S. and numerous offices abroad. Wellington Management’s most distinctive strength is its proprietary research, which is shared across the entire organization.

We believe that aligning more closely with a well-respected money manager like Wellington Management puts us in a strong position to drive significant growth and to continue delivering innovative fund strategies to help our investors meet their financial goals.

Thank you again for investing with the Hartford HLS Funds.

James Davey

President

Hartford HLS Funds

*Several fixed-income funds will continue to be sub-advised by Hartford Investment Management Company.

Hartford Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate product prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions.

Hartford Value HLS Fund inception 04/30/2001
(sub-advised by Wellington Management Company, LLP)

Investment objective – Seeks long-term total return.

Performance Overview 6/30/02 - 6/30/12

The chart above shows the growth of a $10,000 investment in Class 1A. Growth results in classes other that Class 1A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/12)

	6 Month†	1 Year	5 year	10 year
Value IA	8.49%	2.11%	0.05%	5.77%
Value IB	8.35%	1.85%	-0.20%	5.51%
Russell 1000 Value Index	8.68%	3.01%	-2.19%	5.28%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund's net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2012, which may exclude investment transactions as of this date.

Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.)

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the Fund will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

2

Hartford Value HLS Fund
Manager Discussion
June 30, 2012 (Unaudited)

Portfolio Managers
Karen H. Grimes, CFA	W. Michael Reckmeyer, III, CFA	Ian R. Link, CFA
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager	Director and Equity Portfolio Manager

How did the Fund perform?

The Class IA shares of the Hartford Value HLS Fund returned 8.49% for the six-month period ended June 30, 2012, underperforming the benchmark, the Russell 1000 Value Index, which returned 8.68% for the same period. The Fund outperformed the 7.31% return of the average fund in the Lipper Large Cap Value VP-UF Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The first and second quarters of 2012 were near mirror images of one another in terms of what worked and what did not. U.S. equities rallied at the start of the year based on improving macroeconomic data, including lower unemployment levels and improving consumer confidence. Following a strong first quarter, equities retreated in April, fell sharply in May, and recovered modestly in June. Fears surrounding European sovereign debt difficulties reclaimed center stage.

Nine of the ten sectors within the Russell 1000 Value Index posted positive returns during the period. Telecommunication Services (+17%), Consumer Discretionary (+15%), and Financials (+13%) gained the most while Energy (-2%) was the one sector to decline during the period.

The Fund’s underperformance versus its benchmark was primarily due to weak stock selection within Financials. Sector allocation positioning, a by-product of our stock-by-stock decisions, also hindered the Fund’s relative returns: an underweight (i.e. the Fund’s sector position was less than the benchmark position) to the Telecommunication Services sector and an overweight to the Materials sector both were headwinds for the Fund during the period. On the other hand, favorable stock selection decisions within the Consumer Staples, Health Care, Materials, and Industrials sectors partially made up for the shortfalls elsewhere.

Holding Occidental Petroleum (Energy) and Unum Group (Financials) detracted most from benchmark-relative returns during the period. Shares of Occidental Petroleum, an oil and gas company, fell during the period due to falling oil prices. However, the company’s management highlighted an improving growth outlook in California and the Permian regions with some of the highest reinvestment returns in the business. Benefits insurer Unum Group declined as investors worried about the effect of low interest rates on reserve adequacy, particularly for long-term care business. Unum’s Chief Executive Officer noted at a conference that sales of new policies were at the low-end of forecasts, given slow employment growth and a cautious customer base. Walt Disney (Consumer Discretionary) is a diversified worldwide entertainment company operating in five segments: Media Networks, Parks & Resorts, Studio Entertainment, Consumer Products, and Interactive Media. Disney reported strong results with Parks & Resorts and Broadcasting both exceeding expectations. Not holding Disney hindered relative results during the period. Cisco Systems, Citigroup, and International Paper were among the top detractors from absolute (i.e. total return) performance.

Among the top contributors to benchmark-relative returns were Comcast (Consumer Discretionary) and Ingersoll-Rand (Industrials). Comcast is the largest U.S. cable communications company and the new owner of NBC Universal. Shares moved higher after the company posted strong earnings and announced stock buybacks and a dividend increase. Ingersoll-Rand provides industrial machinery, climate control systems, and security products. Shares outperformed during the period after residential markets strengthened and the company beat consensus earnings estimates. The Fund’s relative performance also benefited by not holding Procter & Gamble (Consumer Staples), a component of the benchmark that declined during the period. Procter & Gamble is a provider of consumer packaged goods. Shares were down during the period and underperformed the broader market. Top absolute contributors also included Wells Fargo and AT&T.

What is the outlook?

Global expansion continues to face a growing list of risks, including sovereign debt contagion in Europe as well as major looming fiscal problems in the U.S. Despite these macroeconomic headwinds, we believe corporate earnings remain favorable. In our view, robust balance sheets continue to be capable of supporting both investment and the return of capital to shareholders.

Within the context of these countervailing forces, we believe that global growth will continue at a muted and perhaps volatile pace. This thinking factors into our evaluation of all companies - those we hold and those we consider for

3

Hartford Value HLS Fund
Manager Discussion – (continued)
June 30, 2012 (Unaudited)

purchase. We remain focused on company-level fundamentals, which, as noted above, remain solid in many areas of the market.

Based on bottom-up stock decisions, we ended the period most overweight in the Consumer Discretionary, Information Technology, and Materials sectors relative to the Russell 1000 Value Index and our largest underweights were in the Energy, Utilities, and Financials sectors.

Diversification by Industry

as of June 30, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	0.8%
Banks (Financials)	7.2
Capital Goods (Industrials)	10.8
Consumer Durables & Apparel (Consumer Discretionary)	1.6
Diversified Financials (Financials)	7.9
Energy (Energy)	12.8
Food & Staples Retailing (Consumer Staples)	1.6
Food, Beverage & Tobacco (Consumer Staples)	6.5
Health Care Equipment & Services (Health Care)	5.9
Insurance (Financials)	7.8
Materials (Materials)	5.7
Media (Consumer Discretionary)	3.6
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.4
Retailing (Consumer Discretionary)	5.0
Semiconductors & Semiconductor Equipment (Information Technology)	4.7
Software & Services (Information Technology)	1.4
Technology Hardware & Equipment (Information Technology)	2.6
Telecommunication Services (Services)	2.6
Utilities (Utilities)	3.8
Short-Term Investments	0.5
Other Assets and Liabilities	(0.2)
Total	100.0%

4

Hartford Value HLS Fund
Schedule of Investments
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.8%
85	General Motors Co. ●	$1,671
306	Goodyear Tire & Rubber Co. ●	3,617
		5,288
	Banks - 7.2%
295	BB&T Corp.	9,094
226	PNC Financial Services Group, Inc.	13,840
784	Wells Fargo & Co.	26,211
		49,145
	Capital Goods - 10.8%
80	3M Co.	7,165
88	Boeing Co.	6,553
109	Eaton Corp.	4,320
845	General Electric Co.	17,601
133	Illinois Tool Works, Inc.	7,038
221	Ingersoll-Rand plc	9,331
113	PACCAR, Inc.	4,414
120	Stanley Black & Decker, Inc.	7,700
183	Tyco International Ltd.	9,658
		73,780
	Consumer Durables & Apparel - 1.6%
230	Mattel, Inc.	7,476
198	Newell Rubbermaid, Inc.	3,588
		11,064
	Diversified Financials - 7.9%
136	Ameriprise Financial, Inc.	7,116
52	BlackRock, Inc.	8,853
188	Citigroup, Inc.	5,164
153	Credit Suisse Group ADR	2,804
79	Goldman Sachs Group, Inc.	7,607
632	JP Morgan Chase & Co.	22,591
230	Solar Cayman Ltd. ⌂■●†	21
		54,156
	Energy - 12.8%
52	Apache Corp.	4,596
124	Baker Hughes, Inc.	5,087
231	Chevron Corp.	24,387
40	EOG Resources, Inc.	3,619
198	Exxon Mobil Corp.	16,952
181	Marathon Oil Corp.	4,638
152	Noble Corp.	4,941
148	Occidental Petroleum Corp.	12,703
86	Royal Dutch Shell plc ADR	6,008
144	Southwestern Energy Co. ●	4,596
		87,527
	Food & Staples Retailing - 1.6%
227	CVS Caremark Corp.	10,584

	Food, Beverage & Tobacco - 6.5%
106	Anheuser-Busch InBev N.V.	8,414
177	Archer Daniels Midland Co.	5,230
140	General Mills, Inc.	5,403
173	Kraft Foods, Inc.	6,679
110	PepsiCo, Inc.	7,771
127	Philip Morris International, Inc.	11,051
		44,548
	Health Care Equipment & Services - 5.9%
110	Baxter International, Inc.	5,873
160	Covidien plc	8,572
160	HCA Holdings, Inc.	4,873
127	St. Jude Medical, Inc.	5,084
192	UnitedHealth Group, Inc.	11,207
72	Zimmer Holdings, Inc.	4,644
		40,253
	Insurance - 7.8%
203	ACE Ltd.	15,012
117	Chubb Corp.	8,501
338	Marsh & McLennan Cos., Inc.	10,908
184	Principal Financial Group, Inc.	4,816
99	Swiss Re Ltd.	6,219
386	Unum Group	7,386
		52,842
	Materials - 5.7%
226	Dow Chemical Co.	7,103
128	E.I. DuPont de Nemours & Co.	6,471
180	International Paper Co.	5,207
133	Mosaic Co.	7,274
81	Nucor Corp.	3,066
532	Rexam plc	3,511
55	Rexam plc ADR	1,813
372	Steel Dynamics, Inc.	4,368
		38,813
	Media - 3.6%
126	CBS Corp. Class B	4,127
429	Comcast Corp. Class A	13,707
239	Thomson Reuters Corp.	6,791
		24,625
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
102	Amgen, Inc.	7,483
100	Johnson & Johnson	6,745
347	Merck & Co., Inc.	14,473
660	Pfizer, Inc.	15,186
170	Teva Pharmaceutical Industries Ltd. ADR	6,686
		50,573
	Retailing - 5.0%
3,040	Buck Holdings L.P. ⌂●†	5,538
188	Home Depot, Inc.	9,968
150	Kohl's Corp.	6,831
209	Lowe's Co., Inc.	5,941
110	Nordstrom, Inc.	5,472
		33,750
	Semiconductors & Semiconductor Equipment - 4.7%
191	Analog Devices, Inc.	7,201
444	Intel Corp.	11,825
225	Maxim Integrated Products, Inc.	5,778
225	Xilinx, Inc.	7,554
		32,358
	Software & Services - 1.4%
313	Microsoft Corp.	9,586

	Technology Hardware & Equipment - 2.6%
853	Cisco Systems, Inc.	14,645
159	Hewlett-Packard Co.	3,197
		17,842
	Telecommunication Services - 2.6%
489	AT&T, Inc.	17,451

	Utilities - 3.8%
148	Edison International	6,852

5

Hartford Value HLS Fund
Schedule of Investments – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.7% - (continued)
	Utilities - 3.8% - (continued)
87	Entergy Corp.		$5,913
54	NextEra Energy, Inc.		3,721
180	Northeast Utilities		6,996
81	PPL Corp.		2,246
			25,728
	Total common stocks
	(cost $590,540)		$679,913

	Total long-term investments
	(cost $590,540)		$679,913

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
07/02/2012 in the amount of $1,962,
collateralized by FHLMC 5.50% - 6.50%,
2035 - 2036, FNMA 5.00% - 6.00%, 2033 -
	2039, value of $2,001)
$1,962	0.13%, 06/29/2012		$1,962
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $709, collateralized by U.S. Treasury Note 1.25% - 3.63%, 2014 - 2020, value of $723)
709	0.15%, 06/29/2012		709
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $190, collateralized by U.S. Treasury Note 0.88%, 2016, value of $194)
190	0.20%, 06/29/2012		190
TD Securities TriParty Joint Repurchase
Agreement (maturing on 07/02/2012 in the
amount of $556, collateralized by FHLMC
4.00% - 6.00%, 2027 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2042, U.S. Treasury Bond
6.38%, 2027, U.S. Treasury Note 0.38%
	- 8.75%, 2012 - 2017, value of $566)
556	0.15%, 06/29/2012		556
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $-, collateralized by U.S. Treasury Note 1.00%, 2013, value of $-)
—	0.13%, 06/29/2012		—
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/02/2012 in the amount of $250, collateralized by GNMA 4.00%, 2042, value of $255)
250	0.20%, 06/29/2012		250
			3,667
	Total short-term investments
	(cost $3,667)		$3,667

	Total investments
	(cost $594,207) ▲	100.2%	$683,580
	Other assets and liabilities	(0.2)%	(1,447)
	Total net assets	100.0%	$682,133

The accompanying notes are an integral part of these financial statements.

6

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At June 30, 2012, the cost of securities for federal income tax purposes was $601,574 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$121,890
Unrealized Depreciation	(39,884)
Net Unrealized Appreciation	$82,006

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At June 30, 2012, the aggregate value of these securities was $5,559, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At June 30, 2012, the aggregate value of these securities was $21, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	1,119
03/2007	230	Solar Cayman Ltd. - 144A	67

At June 30, 2012, the aggregate value of these securities was $5,559, which represents 0.8% of total net assets.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

Hartford Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2012 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$679,913	$664,624	$9,730	$5,559
Short-Term Investments	3,667	–	3,667	–
Total	$683,580	$664,624	$13,397	$5,559

♦	For the six-month period ended June 30, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2012
Assets:
Common Stocks	$6,825	$2,433	$(584	)*	$—	$—	$(3,115)	$—	$—	$5,559
Total	$6,825	$2,433	$(584)		$—	$—	$(3,115)	$—	$—	$5,559

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at June 30, 2012 was $(584).

The accompanying notes are an integral part of these financial statements.

8

Hartford Value HLS Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $594,207)	$683,580
Cash	—
Receivables:
Investment securities sold	3,313
Fund shares sold	57
Dividends and interest	1,059
Other assets	6
Total assets	688,015
Liabilities:
Payables:
Investment securities purchased	4,633
Fund shares redeemed	1,132
Investment management fees	67
Distribution fees	3
Accrued expenses	47
Total liabilities	5,882
Net assets	$682,133
Summary of Net Assets:
Capital stock and paid-in-capital	$745,110
Undistributed net investment income	7,999
Accumulated net realized loss	(160,349)
Unrealized appreciation of investments	89,373
Net assets	$682,133
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$11.25
Shares outstanding	51,073
Net assets	$574,548
Class IB: Net asset value per share	$11.22
Shares outstanding	9,585
Net assets	$107,585

The accompanying notes are an integral part of these financial statements.

9

Hartford Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2012 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$10,117
Interest	3
Less: Foreign tax withheld	(85)
Total investment income, net	10,035

Expenses:
Investment management fees	2,583
Distribution fees - Class IB	141
Custodian fees	4
Accounting services fees	36
Board of Directors' fees	9
Audit fees	7
Other expenses	59
Total expenses (before fees paid indirectly)	2,839
Commission recapture	(7)
Total fees paid indirectly	(7)
Total expenses, net	2,832
Net investment income	7,203

Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	17,024
Net realized loss on foreign currency contracts	(4)
Net realized loss on other foreign currency transactions	(1)
Net Realized Gain on Investments and Foreign Currency Transactions	17,019

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	34,984
Net Changes in Unrealized Appreciation of Investments	34,984
Net Gain on Investments and Foreign Currency Transactions	52,003
Net Increase in Net Assets Resulting from Operations	$59,206

The accompanying notes are an integral part of these financial statements.

10

Hartford Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$7,203	$12,796
Net realized gain on investments and foreign currency transactions	17,019	29,891
Net unrealized appreciation (depreciation) of investments	34,984	(55,980)
Net Increase (Decrease) In Net Assets Resulting From Operations	59,206	(13,293)
Distributions to Shareholders:
From net investment income
Class IA	—	(10,698)
Class IB	—	(1,700)
Total distributions	—	(12,398)
Capital Share Transactions:
Class IA
Sold	17,567	31,406
Issued on reinvestment of distributions	—	10,698
Redeemed	(84,217)	(170,093)
Total capital share transactions	(66,650)	(127,989)
Class IB
Sold	5,785	12,495
Issued on reinvestment of distributions	—	1,700
Redeemed	(18,972)	(53,712)
Total capital share transactions	(13,187)	(39,517)
Net decrease from capital share transactions	(79,837)	(167,506)
Net Decrease In Net Assets	(20,631)	(193,197)
Net Assets:
Beginning of period	702,764	895,961
End of period	$682,133	$702,764
Undistributed (distribution in excess of) net investment income	$7,999	$796
Shares:
Class IA
Sold	1,579	2,933
Issued on reinvestment of distributions	—	1,040
Redeemed	(7,527)	(15,762)
Total share activity	(5,948)	(11,789)
Class IB
Sold	519	1,155
Issued on reinvestment of distributions	—	166
Redeemed	(1,696)	(4,943)
Total share activity	(1,177)	(3,622)

The accompanying notes are an integral part of these financial statements.

11

Hartford Value HLS Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Value HLS Fund (the “Fund”) serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the Fund if permitted by their plans.

Hartford Series Fund, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty portfolios. Financial Statements for the Fund, a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may

12

cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” on an annual basis. These procedures define how investments are to be valued, including the formation of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is

13

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

believed not to reflect the investment’s fair value as of the Valuation Date. Members of the Valuation Committee include the Fund’s Treasurer or designee, a Vice President of the Funds with legal expertise or designee, and a Vice President of the investment manager or designee. In addition, the Fund’s chief compliance officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

14

f)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2012.

b)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of June 30, 2012.

c)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the

15

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

customary settlement period. A fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. As of June 30, 2012, the Fund had no outstanding when-issued or delayed delivery investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had no outstanding foreign currency contracts as of June 30, 2012.

b)	Additional Derivative Instrument Information:

The volume of derivative activity was minimal during the six-month period ended June 30, 2012.

The effect of Derivative Instruments on the Statement of Operations for the six-month period ended June 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on foreign currency contracts	$—	$(4)	$—	$—	$—	$—	$(4)
Total	$—	$(4)	$—	$—	$—	$—	$(4)

5.	Principal Risks:

a)	Counterparty Risk – The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the

16

International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains prior to the next fiscal year-end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Ordinary Income	$12,398	$9,850

As of December 31, 2011, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$796
Accumulated Capital and Other Losses*	(170,001)
Unrealized Appreciation†	47,022
Total Accumulated Deficit	$(122,183)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization

17

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$(337)
Accumulated Net Realized Gain (Loss)	337

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2011 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2015	$19,072
2016	106,920
2017	44,009
Total	$170,001

During the year ended December 31, 2011, the Fund utilized $29,729 of prior year capital loss carryforwards.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management Company, LLP (“Wellington Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

18

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered as of June 30, 2012; the rates are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $1.5 billion	0.6250%
On next $2.5 billion	0.6200%
On next $5 billion	0.6150%
Over $10 billion	0.6100%

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the period December 31, 2011, through February 29, 2012.

Average Daily Net Assets	Annual Fee
On first $250 million	0.7750%
On next $250 million	0.7250%
On next $500 million	0.6750%
On next $4 billion	0.6250%
On next $5 billion	0.6225%
Over $10 billion	0.6200%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HLIC and the Company, on behalf of the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
All Assets	0.010%

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within a Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

d)	Fees Paid Indirectly – The Company, on behalf of the Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2012, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended June 30, 2012
Class IA	0.76%
Class IB	1.01%

19

Hartford Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2012 (Unaudited)
(000’s Omitted)

e)	Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the review and approval of the Company’s Board of Directors.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor that may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

f)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2012, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. These fees are accrued daily and paid monthly.

g)	Payment from Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provided that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009.

The total return in the accompanying financial highlights includes a payment from an affiliate. Had the payment from the affiliate been excluded, the impact and total return for the period listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	—%	—%
Total Return Excluding Payment from Affiliate	24.37%	24.05%

8.	Investment Transactions:

For the six-month period ended June 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases for U.S. Government Obligations	$77,098
Sales Proceeds for U.S. Government Obligations	148,053

9.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all of the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2012, the Fund did not have any borrowings under this facility.

20

10.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Hartford Value HLS Fund
Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period

For the Six-Month Period Ended June 30, 2012 (Unaudited)
IA	$10.37	$0.12	$–	$0.76	$0.88	$–	$–	$–	$–	$0.88	$11.25
IB	10.36	0.11	–	0.75	0.86	–	–	–	–	0.86	11.22

For the Year Ended December 31, 2011
IA	10.77	0.20	–	(0.41)	(0.21)	(0.19)	–	–	(0.19)	(0.40)	10.37
IB	10.76	0.17	–	(0.41)	(0.24)	(0.16)	–	–	(0.16)	(0.40)	10.36

For the Year Ended December 31, 2010 (G)
IA	9.50	0.13	–	1.26	1.39	(0.12)	–	–	(0.12)	1.27	10.77
IB	9.50	0.11	–	1.25	1.36	(0.10)	–	–	(0.10)	1.26	10.76

For the Year Ended December 31, 2009
IA	7.77	0.14	–	1.75	1.89	(0.16)	–	–	(0.16)	1.73	9.50
IB	7.77	0.13	–	1.74	1.87	(0.14)	–	–	(0.14)	1.73	9.50

For the Year Ended December 31, 2008
IA	12.83	0.20	–	(4.36)	(4.16)	(0.20)	(0.70)	–	(0.90)	(5.06)	7.77
IB	12.81	0.20	–	(4.37)	(4.17)	(0.17)	(0.70)	–	(0.87)	(5.04)	7.77

For the Year Ended December 31, 2007
IA	13.06	0.17	–	1.02	1.19	(0.17)	(1.25)	–	(1.42)	(0.23)	12.83
IB	13.03	0.16	–	1.00	1.16	(0.13)	(1.25)	–	(1.38)	(0.22)	12.81

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.
(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Per share amounts have been calculated using the average shares method.
(H)	During the year ended December 31, 2010, the Fund incurred $269.8 million in sales associated with the transition of assets from Hartford Equity Income HLS Fund and Hartford Value Opportunities HLS Fund, which merged into the Fund on March 19, 2010. These sales were excluded from the portfolio turnover calculation.
(I)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

22

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(C)		Ratio of Expenses to Average Net Assets After Waivers(C)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)

8.49	%(E)	$574,548	0.76	%(F)	0.76	%(F)	2.07	%(F)	11%
8.35	(E)	107,585	1.01	(F)	1.01	(F)	1.82	(F)	–

(1.96)		591,278	0.75		0.75		1.65		16
(2.20)		111,486	1.00		1.00		1.40		–

14.67		741,230	0.78		0.78		1.36		47	(H)
14.38		154,731	1.03		1.03		1.11		–

24.37	(I)	244,909	0.87		0.87		1.65		50
24.06	(I)	63,003	1.12		1.12		1.40		–

(34.03)		217,460	0.84		0.84		1.87		57
(34.20)		63,338	1.09		1.09		1.62		–

8.98		327,689	0.84		0.84		1.42		35
8.70		131,651	1.09		1.09		1.14		–

23

Hartford Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of June 30, 2012, collectively consist of 89 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

24

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

David N. Levenson (1966) Director since 2010(1)

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

(1) Mr. Levenson served as Interested Director until August 2, 2012.

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Executive Officer since 2010(2)

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

(2) Mr. Davey became an Interested Director effective August 2, 2012.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012(3)

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

(3) Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, since 2002 (HSF) and 1993 (HSF2)(4)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

(4) Ms. Fagely served as Vice President, Controller and Treasurer until May 8, 2012.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009(5)

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

(5) Dr. Froehlich served as Senior Managing Director until March 26, 2012.

25

Hartford Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2010

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2010

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2010

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2012 are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Hartford Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2011 through June 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses paid during the period December 31, 2011 through June 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class IA	$1,000.00	$1,084.88	$3.94	$1,000.00	$1,021.08	$3.82	0.76%	182	366
Class IB	$1,000.00	$1,083.53	$5.23	$1,000.00	$1,019.84	$5.07	1.01%	182	366

27

HARTFORD HLS FUNDS

c/o The Hartford Wealth Management - Global Annuities

P.O. Box 14293

Lexington, KY 40512-4293

Hartford Series Fund, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc.

"The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford Series Fund, Inc. inception dates range from 1977 to date. Hartford Series Fund, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford Series Fund, Inc. are not guaranteed by The Hartford or any other entity.

You should carefully consider investment objectives, risks, and charges and expenses of Hartford HLS Funds before investing. This and other information can be found in the Fund’s prospectus or summary prospectus, which can be obtained by calling 800-862-6668. Please read them carefully before you invest or send money.

HLSSAR-V12 8-12 111647 Printed in U.S.A ©2012 The Hartford, Hartford, CT 06115

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a)(2)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

(b)	Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date:	August 13, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	August 13, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date:	August 13, 2012	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2)	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

99.906CERT	11(b)	Section 906 certification of principal executive officer and principal financial officer